                                                             File Nos. 333-54358
                                                                        811-5200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 3                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 83                                                       [X]

                        (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 2003, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                                EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The primary difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================

                                     PART A

                          The Variable Annuity Contract
                                    issued by

                       METLIFE INVESTORS INSURANCE COMPANY
                                       and
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us).

The annuity contract has 18 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 17 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         Lord Abbett America's Value Portfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS(R) Research International Portfolio
                         PIMCO Money Market Portfolio
                         Met/Putnam Capital Opportunities Portfolio
                           (formerly J.P. Morgan Small Cap Stock Portfolio)

Metropolitan Series Fund, Inc.

                         Capital Guardian U.S. Equity Portfolio (Class B) Davis Venture Value Portfolio (Class E)
                         MFS(R)Total Return Portfolio (Class B)
                         Met/Putnam Voyager Portfolio (Class B)
                         Putnam International Stock Portfolio (Class B)

Putnam Variable Trust (Class IB):

                         Putnam VT Equity Income Fund
                         Putnam VT Growth and Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

TABLE OF CONTENTS                                                          Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Sales Charge
         How to Reduce the Sales Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Spousal Continuation
         Death of Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits.
         Possible Tax Law Changes
10. OTHER INFORMATION
         MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment (including Net Purchase Payment)
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you previously elected the Guaranteed Minimum Income Benefit (". (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your purchase payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

SALES CHARGE (Note 1)
   (as a percentage of purchase payments                 5.75%

TRANSFER FEE (Note 2)                                    $0  (First 12 per year)
                                                         $25 (Thereafter)

Note 1. Sales Charges decline based on your investment. (See Expenses - Sales Charge.)

                                                            Sales Charge
                                                            as a percentage
                  Your Investment                           of purchase payment
                  ------------------                        --------------------
                  Less than $50,000                                5.75%
                  $50,000 - 99,999.99                              4.50%
                  $100,000 - 249,999.99                            3.50%
                  $250,000 - 499,999.99                            2.50%
                  $500,000 - 999,999.99                            2.00%
                  $1,000,000 or greater                            1.00%

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE

ACCOUNT FEE (Note 1)                                         $30

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGE        0.35% of Income
                                                             Base (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate
Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                               0.60%
  Administration Charge                                      0.25%
  Total Separate Account Annual Expenses                     0.85%


Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate
Account)

  Optional Death Benefit - Compounded-Plus                   0.15%

  Additional Death Benefit-Earnings Preservation             0.25%
  Benefit

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. The Guaranteed Minimum Income Benefit (GMIB) rider is no longer available under the contract effective on and after July 1, 2002. If you previously selected the GMIB rider, we assess a charge during the accumulation phase equal to 0.35% of the income base. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
                                                     -------           -------
(expenses that are deducted from                      0.77%             2.07%
investment portfolio assets, including
management fees, 12b-1/service fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                              J.P.      J.P.      Lord         Lord      Lord       Lord          Lord
                    MET       Morgan    Morgan    Abbett       Abbett    Abbett     Abbett        Abbett    MFS(R)        PIMCO
                    INVESTORS Quality   Select    America's    Bond      Growth and Growth        Mid-Cap   Research      Money
                    SERIES    Bond      Equity    Value        Debenture Income     Opportunities Value     International Market
                    TRUST     Portfolio Portfolio Portfolio(2) Portfolio Portfolio  Portfolio     Portfolio Portfolio     Portfolio
                    --------- --------- --------- ------------ --------- ---------- ------------- --------- ------------- ---------
Management Fees                 0.53%      0.62%     0.65%       0.60%      0.58%       0.70%        0.70%      0.80%       0.40%

12b-1/Service Fees              0.25%      0.25%     0.25%       0.25%      0.25%       0.25%        0.25%      0.25%       0.25%

Other Expenses                  0.18%      0.18%     0.78%       0.20%      0.10%       1.03%        0.21%      1.02%       0.21%

Total Annual                    0.96%      1.05%     1.68%       1.05%      0.93%       1.98%        1.16%      2.07%       0.86%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------

NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR
WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense             0.95%                1.05%       1.00%                  1.15%                   1.35%


The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. These investment portfolios are expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                          Putnam             Putnam
                    Met/Putnam                 Capital     Davis     MFS(R)               Inter-             VT      Putnam VT
                    Capital       METROPOLITAN Guardian    Venture   Total     Met/Putnam national  PUTNAM   Equity  Growth and
                    Opportunities SERIES       U.S. Equity Value     Return    Voyager    Stock     VARIABLE Income  Income
                    Portfolio     FUND, INC.   Portfolio   Portfolio Portfolio Portfolio  Portfolio TRUST    Fund(2) Fund
                    ------------- ------------ ----------- --------- --------- ---------- --------- -------- ------- ----------
Management Fees         0.85%                     0.68%      0.75%     0.50%      0.80%      0.90%            0.65%     0.48%

12b-1/Service Fees      0.25%                     0.25%      0.15%     0.25%      0.25%      0.25%            0.25%     0.25%

Other Expenses          0.37%                     0.06%      0.05%     0.16%      0.27%      0.22%            0.67%     0.04%

Total Annual            1.47%                     0.99%      0.95%     0.91%      1.32%      1.37%            1.57%     0.77%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR
WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                                                               1.25%


The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. These investment portfolios are expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit the Additional Death Benefit-Earnings Preservation Benefit, regardless whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.25% on an annual basis.

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR          10 YEAR

  (a)    $959.11  (a) $1,698.76   (a) $2,453.90   (a) $4,411.62
  (b)    $830.85  (b) $1,333.24   (b) $1,859.65   (b) $3,288.49

CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, regardless whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 0.85% on an annual basis.

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR          10 YEAR

 (a)    $875.44  (a) $1,461.40   (a) $2,069.89   (a) $3,695.41
 (b)    $746.07  (b) $1,086.32   (b) $1,448.95   (b) $2,463.38

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of net purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a purchase payment less the sales charge. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o        We will accept a different amount if required by federal tax law.

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000 or any lower amount required by federal tax law.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers. We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

Subsequent net purchase payments will be allocated in the same way as your first net purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first net purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit the net purchase payment to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your purchase payment depending upon the performance of the portfolios you allocated your net purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the net purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 17 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         Lord Abbett America's Value Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio
         MFS(R) Research International Portfolio
         PIMCO Money Market Portfolio
         Met/Putnam Capital Opportunities Portfolio
           (formerly J.P. Morgan Small Cap Stock Portfolio)

METROPOLITAN SERIES FUND, INC.
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

         Capital Guardian U.S. Equity Portfolio (Class B)
         Davis Venture Value Portfolio (Class E)
         MFS(R)Total Return Portfolio (Class B)
         Met/Putnam Voyager Portfolio (Class B)
         Putnam International Stock Portfolio (Class B)

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

         Putnam VT Equity Income Fund
         Putnam VT Growth and Income Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

o        The requirement of a minimum time period between each transfer;

o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

o The credited interest rate is equal to the guaranteed minimum rate; or

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)

         This program allows you to
         systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a net purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

         You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

         o The EDCA transfer amount will be increased by the subsequent net purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

         o Each allocation (bucket) resulting from a subsequent net purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

         o Allocations (buckets) resulting from each net purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

         The first transfer we make under the EDCA program is the date your net purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for net purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future net purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of net purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 0.60% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Compounded-Plus Death Benefit                                    0.15%
         Additional Death Benefit - Earnings Preservation Benefit         0.25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

The Guaranteed Minimum Income Benefit (GMIB) rider is no longer available under the contract effective on and after July 1, 2002. If you previously selected the GMIB rider, we will assess a charge during the accumulation phase equal to 0.35% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed.

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

SALES CHARGE

We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on your investment on the day we receive your payment. Your investment means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. Related accounts means all annuity contracts currently in the accumulation phase, issued by us, and other related investments that may be approved by us and owned by you or your spouse or child under age 21. The charge is:

                                               Sales Charge (as a percentage
Your Investment                                of purchase payment)
--------------------------------               ------------------------------
Less than $50,000                                       5.75%
$50,000 - $99,999.99                                    4.50%
$100,000 - $249,999.99                                  3.50%
$250,000 - $499,999.99                                  2.50%
$500,000 - $999,999.99                                  2.00%
$1,000,000 or greater                                   1.00%

HOW TO REDUCE THE SALES CHARGE

You may be able to lower the sales charge you pay by indicating in writing to us the total amount of purchase payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. We reserve the right to modify, suspend or terminate this feature at any time.

In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit (GMIB) rider is no longer offered under the contract effective July 1, 2002. The following description applies if you previously selected the GMIB rider. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);
(2) by electing to receive annuity payments; or
(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o        trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise performance of the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the separate account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge and GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the separate account product charges (including death benefit rider charges), account fee, sales charges, GMIB rider charge and the investment portfolio expenses. MetLife Investors will show performance which reflects both the maximum sales charge (5.75% of the purchase payment) and the minimum sales charge (1.00% of the purchase payment).

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Annual Step-Up is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1) the account value; or
(2) the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage
                   Issue Age                    Percentage
                   ---------                    ----------
                Ages 69 or younger                 40%
                Ages 70-79                         25%
                Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisEr. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o        made on or after the taxpayer reaches age 59 1/2;

         o        made on or after the death of an owner;

         o        attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax advisor.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 7.0% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 0.25% of account value (less purchase payments received within the previous 12 months), beginning in year two. Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

     o        Through your registered representative

     o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

     o        In writing to our Annuity Service Center or

     o        By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal
          0.85% on an annual basis)

                                                            Period Ended            Period Ended
                                                              12/31/01                12/31/02
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      7.828716                  5.955311
     End of Period                                            5.955311                  4.466666
     Number of Accum. Units Outstanding                       274,773.9798              346,049.7750

AIM V.I. International Growth Sub-Account
     Beginning of Period                                      7.862601                  5.975035
     End of Period                                            5.975035                  4.995807
     Number of Accum. Units Outstanding                       40,728.4650               41,538.1206

AIM V.I. Premier Equity Sub-Account
     Beginning of Period                                      8.288728                  7.189086
     End of Period                                            7.189086                   4.971268
     Number of Accum. Units Outstanding                       306,436.8433              435,717.1476

AIM Variable Insurance Funds (Class B):

AIM V.I. Premier Equity Sub-Account (Class B)
     Beginning of Period                                                                6.419695
     End of Period                                                                      4.960683
     Number of Accum. Units Outstanding                                                 18,408.5545

Franklin Templeton Variable Insurance
Products Trust (Class 2):

Templeton Foreign Securities Sub-Account
     Beginning of Period                                      10.033806                 8.949298
     End of Period                                            8.949298                  7.226396
     Number of Accum. Units Outstanding                       42,455.8223               112,763.2999

Franklin Small Cap Sub-Account
     Beginning of Period                                      12.824215                 12.240714
     End of Period                                            12.240714                 8.655674
     Number of Accum. Units Outstanding                       13,056.5194               35,440.4172

Templeton Global Income
Securities Sub-Account
     Beginning of Period                                      9.618067                  10.179722
     End of Period                                            10.179722                 12.228194
     Number of Accum. Units Outstanding                       2,607.4528                9,075.4031





Templeton Growth Securities
Sub-Account
     Beginning of Period                                      13.265252                 12.992689
     End of Period                                            12.992689                 10.500753
     Number of Accum. Units Outstanding                       13,574.2786               25,896.6334

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period                                      14.996403                 13.351805
     End of Period                                            13.351805                 10.16884
     Number of Accum. Units Outstanding                       18,127.7557               87,570.9750

Mutual Shares Securities Sub-Account
     Beginning of Period                                                                12.59238
     End of Period                                                                      10.676785
     Number of Accum. Units Outstanding                                                 9,615.7468

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      18.791335                 17.200595
     End of Period                                            17.200595                 12.771177
     Number of Accum. Units Outstanding                       11,314.1432               38,573.8380

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.988474                 10.549652
     End of Period                                            10.549652                 8.73296
     Number of Accum. Units Outstanding                       10,826.9799               27,091.9037

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      12.960852                 13.448794
     End of Period                                            13.448794                 14.480884
     Number of Accum. Units Outstanding                       15,448.4089               108,890.8547

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      16.568252                 15.773112
     End of Period                                            15.773112                 11.600408
     Number of Accum. Units Outstanding                       31,246.7263               78,664.9583

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      14.654073                 14.311208
     End of Period                                            14.311208                 11.182992
     Number of Accum. Units Outstanding                       13,762.0242               30,037.3800

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      14.172145                 14.027227
     End of Period                                            14.027227                 13.828757
     Number of Accum. Units Outstanding                       133,581.0799              586,205.0326

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      10.420103                 10.644275
     End of Period                                            10.644275                 7.479024
     Number of Accum. Units Outstanding                       34,977.5636               119,431.4392

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      43.048356                 41.537310
     End of Period                                            41.537310                 33.723155
     Number of Accum. Units Outstanding                       166,615.9693              704,938.6287

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      9.396214                  8.850233
     End of Period                                            8.850233                  6.632971
     Number of Accum. Units Outstanding                       144,875.3803              484,421.0570

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      16.601676                 17.518635
     End of Period                                            17.518635                 15.705725
     Number of Accum. Units Outstanding                       137,565.6334              542,512.6428





MFS(R) Research International Sub-Account
     Beginning of Period                                                                8.558776
     End of Period                                                                      7.316175
     Number of Accum. Units Outstanding                                                 10,860.8949

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.074364                 10.189798
     End of Period                                            10.189798                 10.21431
     Number of Accum. Units Outstanding                       5,432.9316                24,860.6231

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R)Mid Cap Growth Sub-Account)
     Beginning of Period                                                                6.546903
     End of Period                                                                      4.562074
     Number of Accum. Units Outstanding                                                 14,089.3784

New England Zenith Fund:

Capital Guardian U.S. Equity Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      7.845203
     Number of Accum. Units Outstanding                                                 131,606.5019

Davis Venture Value Series (Class E)
     Beginning of Period                                                                9.918679
     End of Period                                                                      8.388549
     Number of Accum. Units Outstanding                                                 132,667.4260

MFS(R) Total Return Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      9.157
     Number of Accum. Units Outstanding                                                 150,433.7056

MFS(R) Investors Trust Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      8.316609
     Number of Accum. Units Outstanding                                                 19,298.6554

 CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.25% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01               12/31/02
------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      12.551005                 11.193917
     End of Period                                            11.193917                 8.362174
     Number of Accum. Units Outstanding                       1,732.6612                2,403.4415

AIM V.I. International Growth Sub-Account)
     Beginning of Period                                      11.001105                 9.562691
     End of Period                                            9.562691                  7.963536
     Number of Accum. Units Outstanding                       9.6432                    9.6432

AIM V.I. Premier Equity Sub-Account
     Beginning of Period                                      13.458643                 12.165116
     End of Period                                            12.165116                 8.378535
     Number of Accum. Units Outstanding                       5,498.9842                9,979.5781

AIM Variable Insurance Funds (Class B):

AIM V.I. Premier Equity Sub-Account (Class B)
     Beginning of Period                                                                10.84875
     End of Period                                                                      8.360698
     Number of Accum. Units Outstanding                                                 9.2177





Franklin Templeton Variable Insurance
Products Trust (Class 2):

Templeton Foreign Securities Sub-Account
     Beginning of Period                                      10.033806                 8.926643
     End of Period                                            8.926643                  7.179284
     Number of Accum. Units Outstanding                       9.9663                    1,228.0490

Franklin Small Cap Sub-Account
     Beginning of Period                                      12.824215                 12.209734
     End of Period                                            12.209734                 8.599225
     Number of Accum. Units Outstanding                       649.4895                  1,773.0807

Templeton Global Income
Securities Sub-Account
     Beginning of Period                                      9.618067                  10.153993
     End of Period                                            10.153993                 12.148643
     Number of Accum. Units Outstanding                       159.0004                  943.0996

Templeton Growth Securities
Sub-Account
     Beginning of Period                                      13.265252                 12.959828
     End of Period                                            12.959828                 10.432313
     Number of Accum. Units Outstanding                       125.5274                  1,283.4168

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period                                      14.996403                 13.318018
     End of Period                                            13.318018                 10.102531
     Number of Accum. Units Outstanding                       5,823.3048                10,052.7780

Mutual Shares Securities Sub-Account
     Beginning of Period                                                                12.59238
     End of Period                                                                      10.648247
     Number of Accum. Units Outstanding                                                 7.9413

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      18.791335                 17.157081
     End of Period                                            17.157081                 12.68791
     Number of Accum. Units Outstanding                       5.3216                    5.3216

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.988474                 10.522944
     End of Period                                            10.522944                 8.676019
     Number of Accum. Units Outstanding                       721.6532                  2,377.6388

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      12.960852                 13.414802
     End of Period                                            13.414802                 14.386635
     Number of Accum. Units Outstanding                       3,776.2699                11,730.4465

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      16.568252                 15.733217
     End of Period                                            15.733217                 11.524788
     Number of Accum. Units Outstanding                       2,512.1956                3,384.5647

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      14.654073                 14.274997
     End of Period                                            14.274997                 11.110077
     Number of Accum. Units Outstanding                       489.8958                  687.2770

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      14.172145                 13.991767
     End of Period                                            13.991767                 13.738735
     Number of Accum. Units Outstanding                       18,041.0961               47,152.1845





Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      10.420103                 10.617352
     End of Period                                            10.617352                 7.430246
     Number of Accum. Units Outstanding                       7,789.4770                15,555.4273

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      43.048356                 41.432262
     End of Period                                            41.432262                 33.503349
     Number of Accum. Units Outstanding                       13,195.6557               44,886.6722

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      9.396214                  8.827844
     End of Period                                            8.827844                  6.589712
     Number of Accum. Units Outstanding                       9,360.2103                45,456.4556

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      16.601676                 17.474365
     End of Period                                            17.474365                 15.603408
     Number of Accum. Units Outstanding                       8,870.0649                39,894.2873

MFS(R) Research International Sub-Account
     Beginning of Period                                                                8.558776
     End of Period                                                                      7.296598
     Number of Accum. Units Outstanding                                                 11.6839

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.074364                 10.164030
     End of Period                                            10.164030                 10.147798
     Number of Accum. Units Outstanding                       9.9262                    21.8195

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R)Mid Cap Growth Sub-Account)
     Beginning of Period                                                                6.546903
     End of Period                                                                      4.549843
     Number of Accum. Units Outstanding                                                 49.0189

New England Zenith Fund:

Capital Guardian U.S. Equity Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      7.824205
     Number of Accum. Units Outstanding                                                 13,940.6795

Davis Venture Value Series (Class E)
     Beginning of Period                                                                9.918679
     End of Period                                                                      8.366107
     Number of Accum. Units Outstanding                                                 6,309.2310

MFS(R) Total Return Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      9.132516
     Number of Accum. Units Outstanding                                                 2,730.0034

MFS(R) Investors Trust Series (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      8.294351
     Number of Accum. Units Outstanding                                                 10.0000

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination): (a) Franklin Templeton Variable Insurance Products Trust (Class 2): Franklin Small Cap Fund; Templeton Global Income Securities Fund and Templeton Growth Securities Fund (terminated effective May 1, 2002); (b) AIM Variable Insurance Funds ("AIM VI"): AIM VI Capital Appreciation Fund (Class 1); AIM International Growth Fund (Class 1) and AIM VI Value Fund (Class 1) (terminated effective May 1, 2002): (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (formerly the MFS(R)Mid Cap Growth Portfolio) (terminated effective as of December 31, 2002). (d) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (terminated effective May 1, 2003); (e) Franklin Templeton Variable Insurance Products Trust: Franklin Large Cap Growth Series Fund; Templeton Foreign Securities Fund and Mutual Shares Securities Fund (terminated effective May 1, 2003); and (f) Metropolitan Series Fund, Inc. (formerly the New England Zenith Fund): MFS(R)Investors Trust Series (terminated effective May 1, 2003).

Effective as of May 1, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J. P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J. P. Morgan International Equity Portfolio merged into the MFS(R)Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

J.P. MORGAN QUALITY BOND PORTFOLIO

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

LORD ABBETT AMERICA'S VALUE PORTFOLIO

Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R)RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

MFS(R)TOTAL RETURN PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the MFS(R)Total Return Portfolio is a favorable total return through investment in a diversified portfolio.

MET/PUTNAM VOYAGER PORTFOLIO (CLASS B)

Investment Objective: The Met/Putnam Voyager Portfolio seeks capital appreciation.

PUTNAM INTERNATIONAL STOCK PORTFOLIO (CLASS B)

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital.

PUTNAM VARIABLE TRUST (CLASS IB)
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

PUTNAM VT GROWTH AND INCOME FUND

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               12000            2000           10000          10000
       2                                2000            8095           8095
       3                                2000            6172           6172
       4                6000            3000            9230           3230           6000
       5                                3000            6309            261           6048
       6                                3000            3359              0           3359
       7                                3000             386              0            386
       8                                 389               0              0              0
       9                                   0               0              0              0
       10                                  0               0              0              0
       11                                  0               0              0              0
       12                                  0               0              0              0
       13                                  0               0              0              0
       14                                  0               0              0              0
       15                                  0               0              0              0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               24000            2000           22000          22000
       2                                2000           20209          20209
       3                                2000           18401          18401
       4                                2000           16575          16575
       5                                2000           14732          14732
       6               12000            3000           23872          11872           12000
       7                                3000           21801           8985           12096
       8                                3000           18262           6070           12192
       9                                3000           15417           3128           12289
       10                               3000           12545            157           12387
       11                               3000            9645              0            9645
       12                               3000            6722              0            6722
       13                               3000            3776              0            3776
       14                               3000             806              0             806
       15                                812               0              0               0


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                       METLIFE INVESTORS INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY

EXPERTS

CUSTODIAN

LEGAL MATTERS

DISTRIBUTION

   Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION

   Total Return

   Performance Information

PART 1 - SEPARATE ACCOUNT PERFORMANCE

PART 2 - HISTORICAL FUND PERFORMANCE

   Historical Unit Values

   Reporting Agencies

ANNUITY PROVISIONS

   Variable Annuity

   Fixed Annuity

   Mortality and Expense Guarantee

   Regulatory Restrictions on Transactions

TAX STATUS OF THE CONTRACTS

CONDENSED FINANCIAL INFORMATION

FINANCIAL STATEMENTS

                                     COMPANY

MetLife Investors was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142) and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis. MetLife Investors paid the following amounts to the distributor, and the distributor retained the following amounts for 2001 and 2002. No information is available for 2000.

2001      Received       $29,390,486
          Retained       $0

2002      Received       $59,130,954
          Retained       $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

>From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have limited performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the GMIB rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2002. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2002, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account.

There are 4 charts below:

Chart 1 is for contracts with the standard Annual Step-Up death benefit.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the maximum sales charge (which is equal to 5.75% of the purchase payment), the account fee, and GMIB rider charge, and the fees and expenses of each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the minimum sales charge (which is equal to 1.00% of the purchase payment), the account fee, and GMIB rider charge, and the fees and expenses of each portfolio.

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

METLIFE INVESTORS VARIABLE                             Accumulation                 Accumulation                 Accumulation
ANNUITY ACCOUNT ONE (MLI)                             Unit Performance            Unit Performance             Unit Performance
FRONT-END LOAD VA                                         Column A                    Column B                     Column C
AS OF 12/31/02                                                                                                 (reflects separate
CHART 1                                            (Assumes Max charges and    (Assumes Min charges and     account product charges
                                                     portfolio expenses)          portfolio expenses)       and portfolio expenses)
                                                  --------------------------  ---------------------------  -------------------------
                                        Separate
                                        Account
                                       Inception
                                         Date in                     Since                        Since                      Since
           PORTFOLIO                   Portfolio  1 Year   5 Year  Inception  1 Year    5 Year  Inception  1 Year   5 Year Inception
AIM - Aim Capital Appreciation          12/31/97  -29.76%  -5.74%    -5.74%   -26.22%   -4.81%    -4.81%   -25.00%  -4.05%   -4.05%
AIM - Aim International Growth Fund     12/31/97  -21.69%  -6.49%    -6.49%   -17.74%   -5.56%    -5.56%   -16.39%  -4.80%   -4.80%
AIM - Aim Premier Equity                12/31/97  -35.25%  -5.84%    -5.83%   -31.98%   -4.90%    -4.90%   -30.85%  -4.15%   -4.14%
AIM - AIM Premier Equity Fund B         12/31/97  -35.44%     N/A    -6.74%   -32.18%   -5.82%    -5.82%   -31.05%     N/A   -5.07%
Franklin - Franklin Mutual Shares B       5/1/98  -18.10%     N/A    -0.57%   -13.97%    2.29%     0.48%   -12.56%     N/A    1.31%
Franklin - Franklin Small Cap B           3/1/99  -33.79%     N/A    -1.59%   -30.45%   -1.59%    -0.32%   -29.29%     N/A    0.52%
Franklin - Large Cap Growth Securities    3/1/99  -28.68%     N/A    -4.37%   -25.08%    0.86%    -3.13%   -23.84%     N/A   -2.30%
Franklin - Templeton Foreign Securitie    5/1/98  -24.38%     N/A    -8.30%   -20.56%   -3.73%    -7.33%   -19.25%     N/A   -6.55%
Franklin - Templeton Global Income Sec    3/1/99   12.55%     N/A     3.11%    18.23%    3.63%     4.44%    20.12%     N/A    5.35%
Franklin - Templeton Growth Securities   1/19/99  -24.31%     N/A    -3.34%   -20.49%    0.01%    -2.13%   -19.18%     N/A   -1.29%
Met Investors - J.P. Morgan Enhanced I    5/1/96  -30.47%     N/A     2.58%   -26.96%   -3.51%     3.34%   -25.75%     N/A    4.08%
Met Investors - J.P. Morgan Internatio    5/1/96  -22.47%     N/A    -3.36%   -18.56%   -5.77%    -2.64%   -17.22%     N/A   -1.91%
Met Investors - J.P. Morgan Quality Bo    5/1/96    0.88%     N/A     4.54%     5.96%    4.76%     5.32%     7.67%     N/A    6.10%
Met Investors - J.P. Morgan Select Equ    5/1/96  -31.13%     N/A     0.88%   -27.65%   -4.33%     1.63%   -26.46%     N/A    2.36%
Met Investors - J.P. Morgan Small Cap     5/1/96  -26.82%     N/A    -0.30%   -23.13%   -4.20%     0.44%   -21.86%     N/A    1.18%
Met Investors - Lord Abbett Bond Deben    5/1/96   -7.65%     N/A     3.54%    -2.99%    0.83%     4.31%    -1.42%     N/A    5.08%
Met Investors - Lord Abbett Developing   8/20/97  -34.21%     N/A    -6.74%   -30.89%   -7.17%    -5.88%   -29.74%     N/A   -5.12%
Met Investors - Lord Abbett Growth & I  12/11/89  -23.96%     N/A     8.92%   -20.13%    1.22%     9.34%   -18.81%     N/A   10.03%
Met Investors - Lord Abbett Growth Opp   3/20/01  -29.82%     N/A   -15.61%   -26.27%      N/A   -13.25%   -25.05%     N/A  -12.21%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97  -16.03%     N/A     7.22%   -11.79%    7.93%     8.21%   -10.35%     N/A    9.05%
Met Investors - MFS Research Internati   3/20/01  -18.09%     N/A   -13.51%   -13.96%      N/A   -11.09%   -12.55%     N/A  -10.02%
Met Investors - PIMCO Money Market Por   3/20/01   -6.10%     N/A    -2.84%    -1.36%      N/A    -0.12%     0.24%     N/A    1.06%
Met Investors - T Rowe Price Mid Cap G   3/20/01  -48.06%     N/A   -31.16%   -45.44%      N/A   -29.23%   -44.51%     N/A  -28.36%
Zenith - Davis Venture Value E            4/2/01  -22.51%     N/A   -13.81%   -18.59%    0.01%   -11.34%   -17.26%     N/A  -10.27%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A   -26.41%       N/A      N/A   -22.69%       N/A     N/A  -21.55%
Zenith - Zenith MFS Investors Trust B     5/1/02  -26.02%     N/A   -21.98%   -22.28%      N/A   -18.04%   -21.00%     N/A  -16.83%
Zenith - Zenith MFS Total Return B        5/1/02  -12.24%     N/A   -14.08%    -7.81%    1.26%    -9.75%    -6.31%     N/A   -8.43%
Putnam - Putnam VT Growth & Income B    12/31/97  -24.77%     N/A    -3.44%   -20.98%   -2.49%    -2.48%   -19.67%     N/A   -1.71%
MetLife - MetLife Putnam Int. Stock B     5/1/91  -23.54%     N/A    -1.25%   -19.68%   -5.23%    -0.83%   -18.36%     N/A   -0.16%
MetLife - MetLife/Putnam Voyager Portf    5/1/02      N/A     N/A   -24.15%       N/A      N/A   -20.32%       N/A     N/A  -19.14%





METLIFE INVESTORS VARIABLE                             Accumulation                 Accumulation                 Accumulation
ANNUITY ACCOUNT ONE (MLI)                             Unit Performance            Unit Performance             Unit Performance
FRONT-END LOAD VA                                         Column A                    Column B                     Column C
AS OF 12/31/02                                                                                                 (reflects separate
CHART 2                                            (Assumes Max charges and    (Assumes Min charges and     account product charges
                                                     portfolio expenses)          portfolio expenses)       and portfolio expenses)
                                                  --------------------------  ---------------------------  -------------------------
                                        Separate
                                        Account
                                       Inception
                                         Date in                     Since                        Since                      Since
           PORTFOLIO                   Portfolio  1 Year   5 Year  Inception  1 Year    5 Year  Inception  1 Year   5 Year Inception
AIM - Aim Capital Appreciation          12/31/97  -29.87%  -6.42%    -6.41%   -26.33%   -5.49%    -5.48%   -25.11%  -4.73%   -4.73%
AIM - Aim International Growth Fund     12/31/97  -21.81%  -7.67%    -7.67%   -17.86%   -6.75%    -6.75%   -16.51%  -6.00%   -6.00%
AIM - Aim Premier Equity                12/31/97  -35.35%  -6.83%    -6.82%   -32.09%   -5.90%    -5.90%   -30.95%  -5.15%   -5.15%
AIM - AIM Premier Equity Fund B         12/31/97  -35.53%     N/A    -6.88%   -32.28%   -5.96%    -5.96%   -31.15%     N/A   -5.21%
Franklin - Franklin Mutual Shares B       5/1/98  -18.22%     N/A    -0.72%   -14.10%    2.13%     0.33%   -12.69%     N/A    1.15%
Franklin - Franklin Small Cap B           3/1/99  -33.89%     N/A    -1.74%   -30.55%   -1.74%    -0.47%   -29.39%     N/A    0.37%
Franklin - Large Cap Growth Securities    3/1/99  -28.78%     N/A    -4.51%   -25.19%    0.71%    -3.27%   -23.95%     N/A   -2.44%
Franklin - Templeton Foreign Securitie    5/1/98  -24.49%     N/A    -8.44%   -20.68%   -3.88%    -7.47%   -19.37%     N/A   -6.69%
Franklin - Templeton Global Income Sec    3/1/99   12.38%     N/A     2.95%    18.05%    3.47%     4.29%    19.94%     N/A    5.19%
Franklin - Templeton Growth Securities   1/19/99  -24.42%     N/A    -3.49%   -20.61%   -0.14%    -2.27%   -19.30%     N/A   -1.44%
Met Investors - J.P. Morgan Enhanced I    5/1/96  -30.58%     N/A     2.42%   -27.07%   -3.66%     3.18%   -25.86%     N/A    3.93%
Met Investors - J.P. Morgan Internatio    5/1/96  -22.59%     N/A    -3.51%   -18.68%   -5.91%    -2.79%   -17.35%     N/A   -2.06%
Met Investors - J.P. Morgan Quality Bo    5/1/96    0.72%     N/A     4.39%     5.81%    4.60%     5.16%     7.51%     N/A    5.94%
Met Investors - J.P. Morgan Select Equ    5/1/96  -31.23%     N/A     0.72%   -27.76%   -4.48%     1.47%   -26.57%     N/A    2.21%
Met Investors - J.P. Morgan Small Cap     5/1/96  -26.93%     N/A    -0.45%   -23.24%   -4.34%     0.29%   -21.98%     N/A    1.03%
Met Investors - Lord Abbett Bond Deben    5/1/96   -7.79%     N/A     3.39%    -3.13%    0.68%     4.15%    -1.56%     N/A    4.92%
Met Investors - Lord Abbett Developing   8/20/97  -34.31%     N/A    -6.88%   -30.99%   -7.31%    -6.02%   -29.84%     N/A   -5.26%
Met Investors - Lord Abbett Growth & I  12/11/89  -24.08%     N/A     8.76%   -20.25%    1.07%     9.17%   -18.93%     N/A    9.86%
Met Investors - Lord Abbett Growth Opp   3/20/01  -29.92%     N/A   -15.74%   -26.38%      N/A   -13.38%   -25.17%     N/A  -12.34%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97  -16.15%     N/A     7.06%   -11.92%    7.77%     8.05%   -10.48%     N/A    8.89%
Met Investors - MFS Research Internati   3/20/01  -18.21%     N/A   -13.64%   -14.08%      N/A   -11.22%   -12.68%     N/A  -10.16%
Met Investors - PIMCO Money Market Por   3/20/01   -6.24%     N/A    -2.99%    -1.51%      N/A    -0.27%     0.09%     N/A    0.91%
Met Investors - T Rowe Price Mid Cap G   3/20/01  -48.14%     N/A   -31.27%   -45.52%      N/A   -29.34%   -44.60%     N/A  -28.46%
Zenith - Davis Venture Value E            4/2/01  -22.62%     N/A   -13.94%   -18.72%   -0.14%   -11.47%   -17.38%     N/A  -10.40%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A   -26.48%       N/A      N/A   -22.77%       N/A     N/A  -21.63%
Zenith - Zenith MFS Investors Trust B     5/1/02  -26.13%     N/A   -22.06%   -22.40%      N/A   -18.12%   -21.12%     N/A  -16.92%
Zenith - Zenith MFS Total Return B        5/1/02  -12.37%     N/A   -14.17%    -7.95%    1.11%    -9.84%    -6.45%     N/A   -8.52%
Putnam - Putnam VT Growth & Income B    12/31/97  -24.88%     N/A    -3.59%   -21.09%   -2.63%    -2.63%   -19.79%     N/A   -1.85%
MetLife - MetLife Putnam Int. Stock B     5/1/91  -23.66%     N/A     -1.40%  -19.80%   -5.37%    -0.98%   -18.49%     N/A   -0.31%
MetLife - MetLife/Putnam Voyager Portf    5/1/02      N/A     N/A   -24.22%       N/A      N/A   -20.40%       N/A     N/A  -19.22%





METLIFE INVESTORS VARIABLE                             Accumulation                 Accumulation                 Accumulation
ANNUITY ACCOUNT ONE (MLI)                             Unit Performance            Unit Performance             Unit Performance
FRONT-END LOAD VA                                         Column A                    Column B                     Column C
AS OF 12/31/02                                                                                                 (reflects separate
CHART 3                                            (Assumes Max charges and    (Assumes Min charges and     account product charges
                                                     portfolio expenses)          portfolio expenses)       and portfolio expenses)
                                                  --------------------------  ---------------------------  -------------------------
                                        Separate
                                        Account
                                       Inception
                                         Date in                     Since                        Since                      Since
           PORTFOLIO                   Portfolio  1 Year   5 Year  Inception  1 Year    5 Year  Inception  1 Year   5 Year Inception
AIM - Aim Capital Appreciation          12/31/97  -29.94%  -6.51%    -6.51%   -26.40%   -5.58%    -5.58%   -25.19%  -4.83%   -4.83%
AIM - Aim International Growth Fund     12/31/97  -21.89%  -7.76%    -7.76%   -17.95%   -6.85%    -6.84%   -16.60%  -6.10%   -6.09%
AIM - Aim Premier Equity                12/31/97  -35.41%  -6.92%    -6.92%   -32.15%   -6.00%    -5.99%   -31.02%  -5.25%   -5.25%
AIM - AIM Premier Equity Fund B         12/31/97  -35.60%     N/A    -6.98%   -32.35%   -6.06%    -6.05%   -31.22%     N/A   -5.31%
Franklin - Franklin Mutual Shares B       5/1/98  -18.30%     N/A    -0.82%   -14.18%    2.03%     0.23%   -12.78%     N/A    1.05%
Franklin - Franklin Small Cap B           3/1/99  -33.95%     N/A    -1.84%   -30.62%   -1.83%    -0.57%   -29.47%     N/A    0.27%
Franklin - Large Cap Growth Securities    3/1/99  -28.86%     N/A    -4.61%   -25.27%    0.61%    -3.37%   -24.03%     N/A   -2.54%
Franklin - Templeton Foreign Securitie    5/1/98  -24.57%     N/A    -8.53%   -20.76%   -3.97%    -7.56%   -19.45%     N/A   -6.78%
Franklin - Templeton Global Income Sec    3/1/99   12.27%     N/A     2.85%    17.93%    3.37%     4.18%    19.82%     N/A    5.09%
Franklin - Templeton Growth Securities   1/19/99  -24.50%     N/A    -3.58%   -20.69%   -0.24%    -2.37%   -19.38%     N/A   -1.54%
Met Investors - J.P. Morgan Enhanced I    5/1/96  -30.65%     N/A     2.32%   -27.15%   -3.75%     3.08%   -25.94%     N/A    3.82%
Met Investors - J.P. Morgan Internatio    5/1/96  -22.67%     N/A    -3.60%   -18.76%   -6.01%    -2.88%   -17.43%     N/A   -2.16%
Met Investors - J.P. Morgan Quality Bo    5/1/96    0.62%     N/A     4.28%     5.70%    4.49%     5.06%     7.41%     N/A    5.84%
Met Investors - J.P. Morgan Select Equ    5/1/96  -31.30%     N/A     0.62%   -27.84%   -4.57%     1.37%   -26.64%     N/A    2.11%
Met Investors - J.P. Morgan Small Cap     5/1/96  -27.00%     N/A    -0.55%   -23.32%   -4.44%     0.19%   -22.05%     N/A    0.93%
Met Investors - Lord Abbett Bond Deben    5/1/96   -7.88%     N/A     3.28%    -3.23%    0.58%     4.05%    -1.66%     N/A    4.82%
Met Investors - Lord Abbett Developing   8/20/97  -34.37%     N/A    -6.98%   -31.06%   -7.41%    -6.11%   -29.91%     N/A   -5.35%
Met Investors - Lord Abbett Growth & I  12/11/89  -24.15%     N/A     8.65%   -20.33%    0.97%     9.06%   -19.02%     N/A    9.75%
Met Investors - Lord Abbett Growth Opp   3/20/01  -29.99%     N/A   -15.82%   -26.46%      N/A   -13.47%   -25.24%     N/A  -12.43%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97  -16.24%     N/A     6.95%   -12.01%    7.66%     7.94%   -10.57%     N/A    8.78%
Met Investors - MFS Research Internati   3/20/01  -18.29%     N/A   -13.73%   -14.17%      N/A   -11.31%   -12.77%     N/A  -10.25%
Met Investors - PIMCO Money Market Por   3/20/01   -6.33%     N/A    -3.08%    -1.61%      N/A    -0.37%    -0.01%     N/A    0.81%
Met Investors - T Rowe Price Mid Cap G   3/20/01  -48.19%     N/A   -31.33%   -45.58%      N/A   -29.41%   -44.65%     N/A  -28.53%
Zenith - Davis Venture Value E            4/2/01  -22.70%     N/A   -14.02%   -18.80%   -0.24%   -11.56%   -17.46%     N/A  -10.49%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A   -26.53%       N/A      N/A   -22.82%       N/A     N/A  -21.68%
Zenith - Zenith MFS Investors Trust B     5/1/02  -26.20%     N/A   -22.11%   -22.48%      N/A   -18.18%   -21.20%     N/A  -16.97%
Zenith - Zenith MFS Total Return B        5/1/02  -12.46%     N/A   -14.23%    -8.04%    1.01%    -9.90%    -6.55%     N/A   -8.58%
Putnam - Putnam VT Growth & Income B    12/31/97  -24.96%     N/A    -3.68%   -21.17%   -2.73%    -2.73%   -19.87%     N/A   -1.95%
MetLife - MetLife Putnam Int. Stock B     5/1/91  -23.73%     N/A    -1.50%   -19.89%   -5.46%    -1.08%   -18.57%     N/A   -0.41%
MetLife - MetLife/Putnam Voyager Portf    5/1/02      N/A     N/A   -24.27%       N/A      N/A   -20.45%       N/A     N/A  -19.28%





METLIFE INVESTORS VARIABLE                             Accumulation                 Accumulation                 Accumulation
ANNUITY ACCOUNT ONE (MLI)                             Unit Performance            Unit Performance             Unit Performance
FRONT-END LOAD VA                                         Column A                    Column B                     Column C
AS OF 12/31/02                                                                                                 (reflects separate
CHART 4                                            (Assumes Max charges and    (Assumes Min charges and     account product charges
                                                     portfolio expenses)          portfolio expenses)       and portfolio expenses)
                                                  --------------------------  ---------------------------  -------------------------
                                        Separate
                                        Account
                                       Inception
                                         Date in                     Since                        Since                      Since
           PORTFOLIO                   Portfolio  1 Year   5 Year  Inception  1 Year    5 Year  Inception  1 Year   5 Year Inception
AIM - Aim Capital Appreciation          12/31/97  -30.05%  -6.65%    -6.65%   -26.51%   -5.72%    -5.72%   -25.30%  -4.97%   -4.97%
AIM - Aim International Growth Fund     12/31/97  -22.00%  -7.90%    -7.90%   -18.07%   -6.99%    -6.98%   -16.72%  -6.24%   -6.24%
AIM - Aim Premier Equity                12/31/97  -35.51%  -7.06%    -7.06%   -32.26%   -6.14%    -6.14%   -31.13%  -5.39%   -5.39%
AIM - AIM Premier Equity Fund B         12/31/97  -35.70%     N/A    -7.12%   -32.45%   -6.20%    -6.20%   -31.32%     N/A   -5.45%
Franklin - Franklin Mutual Shares B       5/1/98  -18.43%     N/A    -0.97%   -14.31%    1.88%     0.08%   -12.91%     N/A    0.90%
Franklin - Franklin Small Cap B           3/1/99  -34.05%     N/A    -1.99%   -30.72%   -1.98%    -0.72%   -29.57%     N/A    0.12%
Franklin - Large Cap Growth Securities    3/1/99  -28.96%     N/A    -4.75%   -25.38%    0.46%    -3.52%   -24.14%     N/A   -2.69%
Franklin - Templeton Foreign Securitie    5/1/98  -24.68%     N/A    -8.67%   -20.88%   -4.12%    -7.70%   -19.58%     N/A   -6.92%
Franklin - Templeton Global Income Sec    3/1/99   12.10%     N/A     2.70%    17.76%    3.21%     4.03%    19.64%     N/A    4.93%
Franklin - Templeton Growth Securities   1/19/99  -24.61%     N/A    -3.73%   -20.81%   -0.39%    -2.52%   -19.50%     N/A   -1.69%
Met Investors - J.P. Morgan Enhanced I    5/1/96  -30.75%     N/A     2.17%   -27.25%   -3.90%     2.93%   -26.05%     N/A    3.67%
Met Investors - J.P. Morgan Internatio    5/1/96  -22.78%     N/A    -3.75%   -18.88%   -6.15%    -3.03%   -17.55%     N/A   -2.31%
Met Investors - J.P. Morgan Quality Bo    5/1/96    0.47%     N/A     4.12%     5.54%    4.34%     4.90%     7.24%     N/A    5.68%
Met Investors - J.P. Morgan Select Equ    5/1/96  -31.41%     N/A     0.47%   -27.94%   -4.72%     1.22%   -26.75%     N/A    1.96%
Met Investors - J.P. Morgan Small Cap     5/1/96  -27.11%     N/A    -0.70%   -23.43%   -4.58%     0.04%   -22.17%     N/A    0.78%
Met Investors - Lord Abbett Bond Deben    5/1/96   -8.02%     N/A     3.13%    -3.38%    0.43%     3.89%    -1.81%     N/A    4.66%
Met Investors - Lord Abbett Developing   8/20/97  -34.47%     N/A    -7.12%   -31.16%   -7.55%    -6.26%   -30.02%     N/A   -5.50%
Met Investors - Lord Abbett Growth & I  12/11/89  -24.27%     N/A     8.49%   -20.45%    0.82%     8.90%   -19.14%     N/A    9.59%
Met Investors - Lord Abbett Growth Opp   3/20/01  -30.10%     N/A   -15.95%   -26.57%      N/A   -13.60%   -25.35%     N/A  -12.56%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97  -16.36%     N/A     6.79%   -12.14%    7.50%     7.78%   -10.71%     N/A    8.62%
Met Investors - MFS Research Internati   3/20/01  -18.42%     N/A   -13.86%   -14.30%      N/A   -11.45%   -12.90%     N/A  -10.38%
Met Investors - PIMCO Money Market Por   3/20/01   -6.47%     N/A    -3.23%    -1.75%      N/A    -0.52%    -0.16%     N/A    0.66%
Met Investors - T Rowe Price Mid Cap G   3/20/01  -48.27%     N/A   -31.44%   -45.66%      N/A   -29.52%   -44.73%     N/A  -28.64%
Zenith - Davis Venture Value E            4/2/01  -22.81%     N/A   -14.15%   -18.92%   -0.39%   -11.70%   -17.59%     N/A  -10.62%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A   -26.60%       N/A      N/A   -22.90%       N/A     N/A  -21.76%
Zenith - Zenith MFS Investors Trust B     5/1/02  -26.31%     N/A   -22.19%   -22.60%      N/A   -18.26%   -21.32%     N/A  -17.06%
Zenith - Zenith MFS Total Return B        5/1/02  -12.59%     N/A   -14.31%    -8.18%    0.86%    -9.99%    -6.69%     N/A   -8.68%
Putnam - Putnam VT Growth & Income B     2/31/97  -25.07%     N/A    -3.83%   -21.29%   -2.88%    -2.87%   -19.99%     N/A   -2.10%
MetLife - MetLife Putnam Int. Stock B     5/1/91  -23.85%     N/A    -1.64%   -20.01%   -5.61%    -1.23%   -18.69%     N/A   -0.56%
MetLife - MetLife/Putnam Voyager Portf    5/1/02      N/A     N/A   -24.35%       N/A      N/A   -20.53%       N/A     N/A  -19.36%

                      PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have limited performance history. However, certain investment portfolios have been in existence for some time and have an investment history. To show how the historical performance of the investment portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select. THESE NEED TO BE CHANGED REMOVING PRINCIPAL ROTECTION REFERENCES

Chart 1 is for contracts with the standard Annual Step-Up death benefit.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o The performance figures in Column A reflect the fees and expenses paid by each portfolio's shares of the class offered.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the maximum sales charge (which is equal to 5.75% of the purchase payment), the account fee, GMIB rider charge, and the fees and expenses of each portfolio.

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the minimum sales charge (which is equal to 1.00% of the purchase payment), the account fee, GMIB rider charge and the fees and expenses of each portfolio.

o Column D presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                                Accumulation
FRONT-END LOAD VA                                                                                 Unit Performance
AS OF 12/31/02                                                              Column A                  Column B
CHART 1
                                                                                              (Assumes Max charges and
                                                                     Portfolio Performance       portfolio expenses)
                                                                  --------------------------- --------------------------

                                                    PORTFOLIO                       10 YRS OR                  10 YRS OR
                                                    INCEPTION                         SINCE                      SINCE
                PORTFOLIO                              DATE       1 YEAR    5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93      -24.35%   -2.26%    7.32%   -29.76%  -5.74%     4.48%
AIM - Aim International Growth Fund                   5/5/93      -15.67%   -3.20%    4.26%   -21.69%  -6.49%     1.55%
AIM - Aim Premier Equity                              5/5/93      -30.26%   -2.19%    7.84%   -35.25%  -5.84%     4.16%
AIM - AIM Premier Equity Fund B                       5/5/93      -30.44%   -2.43%    7.57%   -35.44%  -6.75%     3.64%
Franklin - Franklin Mutual Shares B                  11/8/96      -11.81%    3.98%    6.60%   -18.10%   1.28%     4.06%
Franklin - Franklin Small Cap B                      11/1/95      -28.68%     .03%    6.34%   -33.79%  -2.55%     3.96%
Franklin - Large Cap Growth Securities B              5/1/96      -23.19%    2.52%    6.50%   -28.68%  -0.13%     4.07%
Franklin - Templeton Foreign Securities B             5/1/92      -18.56%   -2.13%    6.63%   -24.38%  -4.68%     4.54%
Franklin - Templeton Global Income Securities B      1/24/89       21.15%    5.34%    6.76%    12.55%   2.61%     4.81%
Franklin - Templeton Growth Securities B             3/15/94      -18.49%    1.46%    6.36%   -24.31%  -0.97%     3.90%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96      -25.12%      N/A  -14.67%   -30.47%  -4.46%     2.58%
Met Investors - J.P. Morgan International Equity B    5/1/96      -16.51%      N/A  -23.59%   -22.47%  -6.70%    -3.36%
Met Investors - J.P. Morgan Quality Bond B            5/1/96        8.59%      N/A    7.13%     0.88%   3.73%     4.54%
Met Investors - J.P. Morgan Select Equity B           5/1/96      -25.83%      N/A  -12.59%   -31.13%  -5.27%     0.88%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96      -21.19%      N/A   -7.55%   -26.82%  -5.14%    -0.30%
Met Investors - Lord Abbett Bond Debenture B          5/1/96        -.57%      N/A   -7.95%    -7.65%  -0.16%     3.54%
Met Investors - Lord Abbett Developing Growth B      8/20/97      -29.14%      N/A  -35.97%   -34.21%  -8.09%    -6.74%
Met Investors - Lord Abbett Growth & Income B       12/11/89      -18.12%      N/A   -7.17%   -23.96%   0.23%     8.92%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01      -24.41%      N/A  -18.82%   -29.82%     N/A   -22.54%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97        -9.58      N/A     .38%   -16.03%   6.87%     7.22%
Met Investors - MFS Research International Portfol   2/12/01      -11.80%      N/A  -14.25%   -18.09%     N/A   -18.16%
Met Investors - PIMCO Money Market Portfolio B       2/12/01        1.09%      N/A    2.07%    -6.10%     N/A    -2.53%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01      -44.04%      N/A  -33.25%   -48.06%     N/A   -36.36%
Zenith - Davis Venture Value E                      10/31/94      -16.55%      N/A  -14.94%   -22.51%  -0.97%     9.18%
Zenith - Zenith Capital Guardian US Equity B          5/1/02          N/A      N/A  -21.10%       N/A     N/A   -26.41%
Zenith - Zenith MFS Investors Trust B                4/30/99          N/A      N/A  -16.36%   -26.02%     N/A   -12.44%
Zenith - Zenith MFS Total Return B                   4/30/87          N/A      N/A   -7.91%   -12.24%   0.27%     7.55%
Putnam - Putnam VT Growth & Income B                  2/1/88      -18.99%   -0.87%   10.35%   -24.77%  -3.44%     8.38%
MetLife - MetLife Putnam Int. Stock B                 5/1/91          N/A      N/A  -18.10%   -23.54%  -6.16%    -1.25%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02          N/A      N/A  -18.68%       N/A     N/A   -24.15%
                                                                                                            (continued)





                                                                       Accumulation                 Accumulation
                                                                     Unit Performance             Unit Performance
                                                                         Column C                     Column D
                                                                                              (reflects separate account
                                                                 (Assumes Min charges and        product charges and
                                                                    portfolio expenses)          portfolio expenses)
                                                               ----------------------------  ----------------------------

                                                                                  10 YRS OR                     10 YRS OR
                                                                                    SINCE                         SINCE
                PORTFOLIO                                      1 YEAR     5 YEAR  INCEPTION  1 YEAR     5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93   -26.22%    -4.81%     5.02%   -25.00%    -4.05%     5.71%
AIM - Aim International Growth Fund                   5/5/93   -17.74%    -5.56%     2.08%   -16.39%    -4.80%     2.77%
AIM - Aim Premier Equity                              5/5/93   -31.98%    -4.90%     4.70%   -30.85%    -4.15%     5.39%
AIM - AIM Premier Equity Fund B                       5/5/93   -32.18%    -5.82%     4.17%   -31.05%    -5.07%     4.87%
Franklin - Franklin Mutual Shares B                  11/8/96   -13.97%     2.29%     4.90%   -12.56%     3.10%     5.69%
Franklin - Franklin Small Cap B                      11/1/95   -30.45%    -1.59%     4.68%   -29.29%    -0.81%     5.43%
Franklin - Large Cap Growth Securities B              5/1/96   -25.08%     0.86%     4.84%   -23.84%     1.65%     5.60%
Franklin - Templeton Foreign Securities B             5/1/92   -20.56%    -3.73%     5.03%   -19.25%    -2.96%     5.72%
Franklin - Templeton Global Income Securities B      1/24/89    18.23%     3.63%     5.18%    20.12%     4.46%     5.86%
Franklin - Templeton Growth Securities B             3/15/94   -20.49%     0.01%     4.48%   -19.18%     0.80%     5.20%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96   -26.96%    -3.51%     3.34%   -25.75%    -2.75%     4.08%
Met Investors - J.P. Morgan International Equity B    5/1/96   -18.56%    -5.77%    -2.64%   -17.22%    -5.01%    -1.91%
Met Investors - J.P. Morgan Quality Bond B            5/1/96     5.96%     4.76%     5.32%     7.67%     5.59%     6.10%
Met Investors - J.P. Morgan Select Equity B           5/1/96   -27.65%    -4.33%     1.63%   -26.46%    -3.57%     2.36%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96   -23.13%    -4.20%     0.44%   -21.86%    -3.43%     1.18%
Met Investors - Lord Abbett Bond Debenture B          5/1/96    -2.99%     0.83%     4.31%    -1.42%     1.64%     5.08%
Met Investors - Lord Abbett Developing Growth B      8/20/97   -30.89%    -7.17%    -5.88%   -29.74%    -6.42%    -5.12%
Met Investors - Lord Abbett Growth & Income B       12/11/89   -20.13%     1.22%     9.34%   -18.81%     2.02%    10.03%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01   -26.27%       N/A   -20.48%   -25.05%       N/A   -19.54%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97   -11.79%     7.93%     8.21%   -10.35%     8.77%     9.05%
Met Investors - MFS Research International Portfol   2/12/01   -13.96%       N/A   -15.99%   -12.55%       N/A   -15.00%
Met Investors - PIMCO Money Market Portfolio B       2/12/01    -1.36%       N/A     0.06%     0.24%       N/A     1.21%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01   -45.44%       N/A   -34.67%   -44.51%       N/A   -33.86%
Zenith - Davis Venture Value E                      10/31/94   -18.59%     0.01%     9.84%   -17.26%     0.80%    10.59%
Zenith - Zenith Capital Guardian US Equity B          5/1/02       N/A       N/A   -22.69%       N/A       N/A   -21.55%
Zenith - Zenith MFS Investors Trust B                4/30/99   -22.28%       N/A   -11.26%   -21.00%       N/A   -10.45%
Zenith - Zenith MFS Total Return B                   4/30/87    -7.81%     1.26%     7.89%    -6.31%     2.06%     8.56%
Putnam - Putnam VT Growth & Income B                  2/1/88   -20.98%    -2.49%     8.74%   -19.67%    -1.71%     9.40%
MetLife - MetLife Putnam Int. Stock B                 5/1/91   -19.68%    -5.23%    -0.83%   -18.36%    -4.47%    -0.16%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02       N/A       N/A   -20.32%       N/A       N/A   -19.14%





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                                Accumulation
FRONT-END LOAD VA                                                                                 Unit Performance
AS OF 12/31/02                                                              Column A                  Column B
CHART 2
                                                                                              (Assumes Max charges and
                                                                      Portfolio Performance       portfolio expenses)
                                                                   -------------------------- --------------------------

                                                    PORTFOLIO                       10 YRS OR                  10 YRS OR
                                                    INCEPTION                         SINCE                      SINCE
                PORTFOLIO                              DATE       1 YEAR    5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93      -24.35%   -2.26%    7.32%   -29.87%  -6.42%     4.02%
AIM - Aim International Growth Fund                   5/5/93      -15.67%   -3.20%    4.26%   -21.81%  -7.67%     0.81%
AIM - Aim Premier Equity                              5/5/93      -30.26%   -2.19%    7.84%   -35.35%  -6.83%     3.52%
AIM - AIM Premier Equity Fund B                       5/5/93      -30.44%   -2.43%    7.57%   -35.53%  -6.89%     3.49%
Franklin - Franklin Mutual Shares B                  11/8/96      -11.81%    3.98%    6.60%   -18.22%   1.13%     3.91%
Franklin - Franklin Small Cap B                      11/1/95      -28.68%     .03%    6.34%   -33.89%  -2.70%     3.81%
Franklin - Large Cap Growth Securities B              5/1/96      -23.19%    2.52%    6.50%   -28.78%  -0.28%     3.91%
Franklin - Templeton Foreign Securities B             5/1/92      -18.56%   -2.13%    6.63%   -24.49%  -4.82%     4.39%
Franklin - Templeton Global Income Securities B      1/24/89       21.15%    5.34%    6.76%    12.38%   2.46%     4.65%
Franklin - Templeton Growth Securities B             3/15/94      -18.49%    1.46%    6.36%   -24.42%  -1.12%     3.74%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96      -25.12       N/A  -14.67%   -30.58%  -4.60%     2.42%
Met Investors - J.P. Morgan International Equity B    5/1/96      -16.51%      N/A  -23.59%   -22.59%  -6.84%    -3.51%
Met Investors - J.P. Morgan Quality Bond B            5/1/96        8.59%      N/A    7.13%     0.72%   3.57%     4.39%
Met Investors - J.P. Morgan Select Equity B           5/1/96      -25.83%      N/A  -12.59%   -31.23%  -5.42%     0.72%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96      -21.19%      N/A   -7.55%   -26.93%  -5.28%    -0.45%
Met Investors - Lord Abbett Bond Debenture B          5/1/96       -0.57%      N/A   -7.95%    -7.79%  -0.31%     3.39%
Met Investors - Lord Abbett Developing Growth B      8/20/97      -29.14%      N/A  -35.97%   -34.31%  -8.23%    -6.88%
Met Investors - Lord Abbett Growth & Income B       12/11/89      -18.12%      N/A   -7.17%   -24.08%   0.08%     8.76%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01      -24.41%      N/A  -18.82%   -29.92%     N/A   -22.66%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97       -9.58%      N/A    0.38%   -16.15%   6.71%     7.06%
Met Investors - MFS Research International Portfol   2/12/01      -11.80%      N/A  -14.25%   -18.21%     N/A   -18.29%
Met Investors - PIMCO Money Market Portfolio B       2/12/01        1.09%      N/A    2.07%    -6.24%     N/A    -2.67%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01      -44.04%      N/A  -33.25%   -48.14%     N/A   -36.45%
Zenith - Davis Venture Value E                      10/31/94      -16.55%      N/A  -14.94%   -22.62%  -1.12%     9.02%
Zenith - Zenith Capital Guardian US Equity B          5/1/02          N/A      N/A  -21.10%       N/A     N/A   -26.48%
Zenith - Zenith MFS Investors Trust B                4/30/99          N/A      N/A  -16.36%   -26.13%     N/A   -12.57%
Zenith - Zenith MFS Total Return B                   4/30/87          N/A      N/A   -7.91%   -12.37%   0.12%     7.39%
Putnam - Putnam VT Growth & Income B                  2/1/88      -18.99%   -0.87%   10.35%   -24.88%  -3.59%     8.21%
MetLife - MetLife Putnam Int. Stock B                 5/1/91          N/A      N/A  -18.10%   -23.66%  -6.30%    -1.40%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02          N/A      N/A  -18.68%       N/A     N/A   -24.22%
                                                                                                            (continued)





                                                                       Accumulation                 Accumulation
                                                                     Unit Performance             Unit Performance
                                                                         Column C                     Column D
                                                                                              (reflects separate account
                                                                 (Assumes Min charges and        product charges and
                                                                    portfolio expenses)          portfolio expenses)
                                                               ----------------------------  ----------------------------

                                                                                  10 YRS OR                     10 YRS OR
                                                                                    SINCE                         SINCE
                PORTFOLIO                                      1 YEAR     5 YEAR  INCEPTION  1 YEAR     5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93   -26.33%    -5.49%     4.56%   -25.11%    -4.73%     5.25%
AIM - Aim International Growth Fund                   5/5/93   -17.86%    -6.75%     1.33%   -16.51%    -6.00%     2.02%
AIM - Aim Premier Equity                              5/5/93   -32.09%    -5.90%     4.05%   -30.95%    -5.15%     4.74%
AIM - AIM Premier Equity Fund B                       5/5/93   -32.28%    -5.96%     4.02%   -31.15%    -5.21%     4.71%
Franklin - Franklin Mutual Shares B                  11/8/96   -14.10%     2.13%     4.74%   -12.69%     2.94%     5.54%
Franklin - Franklin Small Cap B                      11/1/95   -30.55%    -1.74%     4.53%   -29.39%    -0.96%     5.27%
Franklin - Large Cap Growth Securities B              5/1/96   -25.19%     0.71%     4.68%   -23.95%     1.50%     5.44%
Franklin - Templeton Foreign Securities B             5/1/92   -20.68%    -3.88%     4.87%   -19.37%    -3.11%     5.56%
Franklin - Templeton Global Income Securities B      1/24/89    18.05%     3.47%     5.02%    19.94%     4.30%     5.70%
Franklin - Templeton Growth Securities B             3/15/94   -20.61%    -0.14%     4.33%   -19.30%     0.65%     5.04%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96   -27.07%    -3.66%     3.18%   -25.86%    -2.89%     3.93%
Met Investors - J.P. Morgan International Equity B    5/1/96   -18.68%    -5.91%    -2.79%   -17.35%    -5.15%    -2.06%
Met Investors - J.P. Morgan Quality Bond B            5/1/96     5.81%     4.60%     5.16%     7.51%     5.43%     5.94%
Met Investors - J.P. Morgan Select Equity B           5/1/96   -27.76%    -4.48%     1.47%   -26.57%    -3.71%     2.21%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96   -23.24%    -4.34%     0.29%   -21.98%    -3.57%     1.03%
Met Investors - Lord Abbett Bond Debenture B          5/1/96    -3.13%     0.68%     4.15%    -1.56%     1.48%     4.92%
Met Investors - Lord Abbett Developing Growth B      8/20/97   -30.99%    -7.31%    -6.02%   -29.84%    -6.57%    -5.26%
Met Investors - Lord Abbett Growth & Income B       12/11/89   -20.25%     1.07%     9.17%   -18.93%     1.87%     9.86%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01   -26.38%       N/A   -20.60%   -25.17%       N/A   -19.66%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97   -11.92%     7.77%     8.05%   -10.48%     8.61%     8.89%
Met Investors - MFS Research International Portfol   2/12/01   -14.08%       N/A   -16.12%   -12.68%       N/A   -15.12%
Met Investors - PIMCO Money Market Portfolio B       2/12/01    -1.51%       N/A    -0.09%     0.09%       N/A     1.06%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01   -45.52%       N/A   -34.77%   -44.60%       N/A   -33.96%
Zenith - Davis Venture Value E                      10/31/94   -18.72%    -0.14%     9.68%   -17.38%     0.65%    10.42%
Zenith - Zenith Capital Guardian US Equity B          5/1/02       N/A       N/A   -22.77%       N/A       N/A   -21.63%
Zenith - Zenith MFS Investors Trust B                4/30/99   -22.40%       N/A   -11.39%   -21.12%       N/A   -10.58%
Zenith - Zenith MFS Total Return B                   4/30/87    -7.95%     1.11%     7.73%    -6.45%     1.91%     8.40%
Putnam - Putnam VT Growth & Income B                  2/1/88   -21.09%    -2.63%     8.57%   -19.79%    -1.85%     9.24%
MetLife - MetLife Putnam Int. Stock B                 5/1/91   -19.80%    -5.37%    -0.98%   -18.49%    -4.61%    -0.31%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02       N/A       N/A   -20.40%       N/A       N/A   -19.22%





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                                Accumulation
FRONT-END LOAD VA                                                                                 Unit Performance
AS OF 12/31/02                                                              Column A                  Column B
CHART 3
                                                                                              (Assumes Max charges and
                                                                      Portfolio Performance       portfolio expenses)
                                                                   -------------------------- --------------------------

                                                    PORTFOLIO                       10 YRS OR                  10 YRS OR
                                                    INCEPTION                         SINCE                      SINCE
                PORTFOLIO                              DATE       1 YEAR    5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93      -24.35%   -2.26%    7.32%   -29.94%  -6.51%     3.92%
AIM - Aim International Growth Fund                   5/5/93      -15.67%   -3.20%    4.26%   -21.89%  -7.76%     0.71%
AIM - Aim Premier Equity                              5/5/93      -30.26%   -2.19%    7.84%   -35.41%  -6.92%     3.42%
AIM - AIM Premier Equity Fund B                       5/5/93      -30.44%   -2.43%    7.57%   -35.60%  -6.98%     3.38%
Franklin - Franklin Mutual Shares B                  11/8/96      -11.81%    3.98%    6.60%   -18.30%   1.03%     3.80%
Franklin - Franklin Small Cap B                      11/1/95      -28.68%    0.03%    6.34%   -33.95%  -2.80%     3.70%
Franklin - Large Cap Growth Securities B              5/1/96      -23.19%    2.52%    6.50%   -28.86%  -0.38%     3.81%
Franklin - Templeton Foreign Securities B             5/1/92      -18.56%   -2.13%    6.63%   -24.57%  -4.92%     4.28%
Franklin - Templeton Global Income Securities B      1/24/89       21.15%    5.34%    6.76%    12.27%   2.35%     4.54%
Franklin - Templeton Growth Securities B             3/15/94      -18.49%    1.46%    6.36%   -24.50%  -1.22%     3.64%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96      -25.12%      N/A  -14.67%   -30.65%  -4.70%     2.32%
Met Investors - J.P. Morgan International Equity B    5/1/96      -16.51%      N/A  -23.59%   -22.67%  -6.93%    -3.60%
Met Investors - J.P. Morgan Quality Bond B            5/1/96        8.59%      N/A    7.13%     0.62%   3.47%     4.28%
Met Investors - J.P. Morgan Select Equity B           5/1/96      -25.83%      N/A  -12.59%   -31.30%  -5.51%     0.62%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96      -21.19%      N/A   -7.55%   -27.00%  -5.38%    -0.55%
Met Investors - Lord Abbett Bond Debenture B          5/1/96       -0.57%      N/A   -7.95%    -7.88%  -0.41%     3.28%
Met Investors - Lord Abbett Developing Growth B      8/20/97      -29.14%      N/A  -35.97%   -34.37%  -8.32%    -6.98%
Met Investors - Lord Abbett Growth & Income B       12/11/89      -18.12%      N/A   -7.17%   -24.15%  -0.02%     8.65%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01      -24.41%      N/A  -18.82%   -29.99%     N/A   -22.73%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97       -9.58%      N/A    0.38%   -16.24%   6.60%     6.95%
Met Investors - MFS Research International Portfol   2/12/01      -11.80%      N/A  -14.25%   -18.29%     N/A   -18.37%
Met Investors - PIMCO Money Market Portfolio B       2/12/01        1.09%      N/A    2.07%    -6.33%     N/A    -2.77%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01      -44.04%      N/A  -33.25%   -48.19%     N/A   -36.52%
Zenith - Davis Venture Value E                      10/31/94      -16.55%      N/A  -14.94%   -22.70%  -1.22%     8.91%
Zenith - Zenith Capital Guardian US Equity B          5/1/02          N/A      N/A  -21.10%       N/A     N/A   -26.53%
Zenith - Zenith MFS Investors Trust B                4/30/99          N/A      N/A  -16.36%   -26.20%     N/A   -12.66%
Zenith - Zenith MFS Total Return B                   4/30/87          N/A      N/A   -7.91%   -12.46%   0.01%     7.28%
 Putnam - Putnam VT Growth & Income B                 2/1/88      -18.99%   -0.87%   10.35%   -24.96%  -3.69%     8.10%
MetLife - MetLife Putnam Int. Stock B                 5/1/91          N/A      N/A  -18.10%   -23.73%  -6.39%    -1.50%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02          N/A      N/A  -18.68%       N/A     N/A   -24.27%
                                                                                                            (continued)





                                                                       Accumulation                 Accumulation
                                                                     Unit Performance             Unit Performance
                                                                         Column C                     Column D
                                                                                              (reflects separate account
                                                                 (Assumes Min charges and        product charges and
                                                                    portfolio expenses)          portfolio expenses)
                                                               ----------------------------  ----------------------------

                                                                                  10 YRS OR                     10 YRS OR
                                                                                    SINCE                         SINCE
                PORTFOLIO                                      1 YEAR     5 YEAR  INCEPTION  1 YEAR     5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93   -26.40%    -5.58%     4.45%   -25.19%    -4.83%     5.14%
AIM - Aim International Growth Fund                   5/5/93   -17.95%    -6.85%     1.23%   -16.60%    -6.10%     1.92%
AIM - Aim Premier Equity                              5/5/93   -32.15%    -6.00%     3.95%   -31.02%    -5.25%     4.64%
AIM - AIM Premier Equity Fund B                       5/5/93   -32.35%    -6.06%     3.91%   -31.22%    -5.31%     4.60%
Franklin - Franklin Mutual Shares B                  11/8/96   -14.18%     2.03%     4.64%   -12.78%     2.84%     5.43%
Franklin - Franklin Small Cap B                      11/1/95   -30.62%    -1.83%     4.42%   -29.47%    -1.06%     5.17%
Franklin - Large Cap Growth Securities B              5/1/96   -25.27%     0.61%     4.58%   -24.03%     1.40%     5.33%
Franklin - Templeton Foreign Securities B             5/1/92   -20.76%    -3.97%     4.77%   -19.45%    -3.21%     5.46%
Franklin - Templeton Global Income Securities B      1/24/89    17.93%     3.37%     4.92%    19.82%     4.20%     5.59%
Franklin - Templeton Growth Securities B             3/15/94   -20.69%    -0.24%     4.22%   -19.38%     0.55%     4.94%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96   -27.15%    -3.75%     3.08%   -25.94%    -2.99%     3.82%
Met Investors - J.P. Morgan International Equity B    5/1/96   -18.76%    -6.01%    -2.88%   -17.43%    -5.25%    -2.16%
Met Investors - J.P. Morgan Quality Bond B            5/1/96     5.70%     4.49%     5.06%     7.41%     5.32%     5.84%
Met Investors - J.P. Morgan Select Equity B           5/1/96   -27.84%    -4.57%     1.37%   -26.64%    -3.81%     2.11%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96   -23.32%    -4.44%     0.19%   -22.05%    -3.67%     0.93%
Met Investors - Lord Abbett Bond Debenture B          5/1/96    -3.23%     0.58%     4.05%    -1.66%     1.38%     4.82%
Met Investors - Lord Abbett Developing Growth B      8/20/97   -31.06%    -7.41%    -6.11%   -29.91%    -6.66%    -5.35%
Met Investors - Lord Abbett Growth & Income B       12/11/89   -20.33%     0.97%     9.06%   -19.02%     1.77%     9.75%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01   -26.46%       N/A   -20.68%   -25.24%       N/A   -19.74%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97   -12.01%     7.66%     7.94%   -10.57%     8.50%     8.78%
Met Investors - MFS Research International Portfol   2/12/01   -14.17%       N/A   -16.20%   -12.77%       N/A   -15.21%
Met Investors - PIMCO Money Market Portfolio B       2/12/01    -1.61%       N/A    -0.19%    -0.01%       N/A     0.95%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01   -45.58%       N/A   -34.83%   -44.65%       N/A   -34.03%
Zenith - Davis Venture Value E                      10/31/94   -18.80%    -0.24%     9.57%   -17.46%     0.55%    10.31%
Zenith - Zenith Capital Guardian US Equity B          5/1/02       N/A       N/A   -22.82%       N/A       N/A   -21.68%
Zenith - Zenith MFS Investors Trust B                4/30/99   -22.48%       N/A   -11.48%   -21.20%       N/A   -10.67%
Zenith - Zenith MFS Total Return B                   4/30/87    -8.04%     1.01%     7.62%    -6.55%     1.81%     8.29%
Putnam - Putnam VT Growth & Income B                  2/1/88   -21.17%    -2.73%     8.46%   -19.87%    -1.95%     9.13%
MetLife - MetLife Putnam Int. Stock B                 5/1/91   -19.89%    -5.46%    -1.08%   -18.57%    -4.71%    -0.41%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02       N/A       N/A   -20.45%       N/A       N/A   -19.28%





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                                Accumulation
FRONT-END LOAD VA                                                                                 Unit Performance
AS OF 12/31/02                                                              Column A                  Column B
CHART 4
                                                                                              (Assumes Max charges and
                                                                      Portfolio Performance       portfolio expenses)
                                                                   -------------------------- --------------------------

                                                    PORTFOLIO                       10 YRS OR                  10 YRS OR
                                                    INCEPTION                         SINCE                      SINCE
                PORTFOLIO                              DATE       1 YEAR    5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93      -24.35%   -2.26%    7.32%   -30.05%  -6.65%     3.76%
AIM - Aim International Growth Fund                   5/5/93      -15.67%   -3.20%    4.26%   -22.00%  -7.90%     0.56%
AIM - Aim Premier Equity                              5/5/93      -30.26%   -2.19%    7.84%   -35.51%  -7.06%     3.26%
AIM - AIM Premier Equity Fund B                       5/5/93      -30.44%   -2.43%    7.57%   -35.70%  -7.12%     3.23%
Franklin - Franklin Mutual Shares B                  11/8/96      -11.81%    3.98%    6.60%   -18.43%   0.87%     3.64%
Franklin - Franklin Small Cap B                      11/1/95      -28.68%    0.03%    6.34%   -34.05%  -2.95%     3.55%
Franklin - Large Cap Growth Securities B              5/1/96      -23.19%    2.52%    6.50%   -28.96%  -0.53%     3.65%
Franklin - Templeton Foreign Securities B             5/1/92      -18.56%   -2.13%    6.63%   -24.68%  -5.06%     4.13%
Franklin - Templeton Global Income Securities B      1/24/89       21.15%    5.34%    6.76%    12.10%   2.20%     4.39%
Franklin - Templeton Growth Securities B             3/15/94      -18.49%    1.46%    6.36%   -24.61%  -1.37%     3.48%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96      -25.12%      N/A  -14.67%   -30.75%  -4.84%     2.17%
Met Investors - J.P. Morgan International Equity B    5/1/96      -16.51%      N/A  -23.59%   -22.78%  -7.07%    -3.75%
Met Investors - J.P. Morgan Quality Bond B            5/1/96        8.59%      N/A    7.13%     0.47%   3.31%     4.12%
Met Investors - J.P. Morgan Select Equity B           5/1/96      -25.83%      N/A  -12.59%   -31.41%  -5.65%     0.47%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96      -21.19%      N/A   -7.55%   -27.11%  -5.52%    -0.70%
Met Investors - Lord Abbett Bond Debenture B          5/1/96       -0.57%      N/A   -7.95%    -8.02%  -0.56%     3.13%
Met Investors - Lord Abbett Developing Growth B      8/20/97      -29.14%      N/A  -35.97%   -34.47%  -8.46%    -7.12%
Met Investors - Lord Abbett Growth & Income B       12/11/89      -18.12%      N/A   -7.17%   -24.27%  -0.17%     8.49%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01      -24.41%      N/A  -18.82%   -30.10%     N/A   -22.85%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97       -9.58%      N/A    0.38%   -16.36%   6.44%     6.79%
Met Investors - MFS Research International Portfol   2/12/01      -11.80%      N/A  -14.25%   -18.42%     N/A   -18.49%
Met Investors - PIMCO Money Market Portfolio B       2/12/01        1.09%      N/A    2.07%    -6.47%     N/A    -2.92%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01      -44.04%      N/A  -33.25%   -48.27%     N/A   -36.61%
Zenith - Davis Venture Value E                      10/31/94      -16.55%      N/A  -14.94%   -22.81%  -1.37%     8.74%
Zenith - Zenith Capital Guardian US Equity B          5/1/02          N/A      N/A  -21.10%       N/A     N/A   -26.60%
Zenith - Zenith MFS Investors Trust B                4/30/99          N/A      N/A  -16.36%   -26.31%     N/A   -12.79%
Zenith - Zenith MFS Total Return B                   4/30/87          N/A      N/A   -7.91%   -12.59%  -0.14%     7.12%
Putnam - Putnam VT Growth & Income B                  2/1/88      -18.99%   -0.87%   10.35%   -25.07%  -3.83%     7.94%
MetLife - MetLife Putnam Int. Stock B                 5/1/91          N/A      N/A  -18.10%   -23.85%  -6.54%    -1.64%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02          N/A      N/A  -18.68%       N/A     N/A   -24.35%
                                                                                                            (continued)





                                                                       Accumulation                 Accumulation
                                                                     Unit Performance             Unit Performance
                                                                         Column C                     Column D
                                                                                              (reflects separate account
                                                                 (Assumes Min charges and        product charges and
                                                                    portfolio expenses)          portfolio expenses)
                                                               ----------------------------  ----------------------------

                                                                                  10 YRS OR                     10 YRS OR
                                                                                    SINCE                         SINCE
                PORTFOLIO                                      1 YEAR     5 YEAR  INCEPTION  1 YEAR     5 YEAR  INCEPTION
AIM - Aim Capital Appreciation                        5/5/93   -26.51%    -5.72%     4.29%   -25.30%    -4.97%     4.99%
AIM - Aim International Growth Fund                   5/5/93   -18.07%    -6.99%     1.08%   -16.72%    -6.24%     1.76%
AIM - Aim Premier Equity                              5/5/93   -32.26%    -6.14%     3.79%   -31.13%    -5.39%     4.48%
AIM - AIM Premier Equity Fund B                       5/5/93   -32.45%    -6.20%     3.76%   -31.32%    -5.45%     4.45%
Franklin - Franklin Mutual Shares B                  11/8/96   -14.31%     1.88%     4.48%   -12.91%     2.69%     5.27%
Franklin - Franklin Small Cap B                      11/1/95   -30.72%    -1.98%     4.26%   -29.57%    -1.21%     5.01%
Franklin - Large Cap Growth Securities B              5/1/96   -25.38%     0.46%     4.42%   -24.14%     1.24%     5.18%
Franklin - Templeton Foreign Securities B             5/1/92   -20.88%    -4.12%     4.61%   -19.58%    -3.35%     5.30%
Franklin - Templeton Global Income Securities B      1/24/89    17.76%     3.21%     4.76%    19.64%     4.04%     5.44%
Franklin - Templeton Growth Securities B             3/15/94   -20.81%    -0.39%     4.06%   -19.50%     0.40%     4.78%
Met Investors - J.P. Morgan Enhanced Index Portfol    5/1/96   -27.25%    -3.90%     2.93%   -26.05%    -3.13%     3.67%
Met Investors - J.P. Morgan International Equity B    5/1/96   -18.88%    -6.15%    -3.03%   -17.55%    -5.39%    -2.31%
Met Investors - J.P. Morgan Quality Bond B            5/1/96     5.54%     4.34%     4.90%     7.24%     5.17%     5.68%
Met Investors - J.P. Morgan Select Equity B           5/1/96   -27.94%    -4.72%     1.22%   -26.75%    -3.95%     1.96%
Met Investors - J.P. Morgan Small Cap Stock B         5/1/96   -23.43%    -4.58%     0.04%   -22.17%    -3.81%     0.78%
Met Investors - Lord Abbett Bond Debenture B          5/1/96    -3.38%     0.43%     3.89%    -1.81%     1.23%     4.66%
Met Investors - Lord Abbett Developing Growth B      8/20/97   -31.16%    -7.55%    -6.26%   -30.02%    -6.80%    -5.50%
Met Investors - Lord Abbett Growth & Income B       12/11/89   -20.45%     0.82%     8.90%   -19.14%     1.61%     9.59%
Met Investors - Lord Abbett Growth Opportunities B   2/12/01   -26.57%       N/A   -20.80%   -25.35%       N/A   -19.86%
Met Investors - Lord Abbett Mid-Cap Value B          8/20/97   -12.14%     7.50%     7.78%   -10.71%     8.34%     8.62%
Met Investors - MFS Research International Portfol   2/12/01   -14.30%       N/A   -16.33%   -12.90%       N/A   -15.34%
Met Investors - PIMCO Money Market Portfolio B       2/12/01    -1.75%       N/A    -0.34%    -0.16%       N/A     0.80%
Met Investors - T Rowe Price Mid Cap Growth Portfo   2/12/01   -45.66%       N/A   -34.93%   -44.73%       N/A   -34.13%
Zenith - Davis Venture Value E                      10/31/94   -18.92%    -0.39%     9.40%   -17.59%     0.40%    10.15%
Zenith - Zenith Capital Guardian US Equity B          5/1/02       N/A       N/A   -22.90%       N/A       N/A   -21.76%
Zenith - Zenith MFS Investors Trust B                4/30/99   -22.60%       N/A   -11.61%   -21.32%       N/A   -10.80%
Zenith - Zenith MFS Total Return B                   4/30/87    -8.18%     0.86%     7.46%    -6.69%     1.65%     8.13%
Putnam - Putnam VT Growth & Income B                  2/1/88   -21.29%    -2.88%     8.30%   -19.99%    -2.10%     8.97%
MetLife - MetLife Putnam Int. Stock B                 5/1/91   -20.01%    -5.61%    -1.23%   -18.69%    -4.85%    -0.56%
MetLife - MetLife/Putnam Voyager Portfolio B          5/1/02       N/A       N/A   -20.53%       N/A       N/A   -19.36%

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

         o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

         o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)      the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)      the separate account product charges and for each day
                  since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o        You may not make a transfer from the fixed account to the Separate
         Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o        You may make a transfer from the Separate Account to the fixed account.
         The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment portfolios of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over Separate Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

Chart 3 Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.00% on an annual basis)

                                                          Period Ended        Period Ended
                                                              12/31/01          12/31/02
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period      01/01/2002                      12.55101          11.21165
     End of Period                                            11.21165          8.396437
     Number of Accum. Units Outstanding                       9,471.3255        21,772.4500

AIM V.I. International Growth Sub-Account
(formerly AIM V.I. International Equity Sub-Account)
     Beginning of Period      01/01/2002                      11.00111          9.577854
     End of Period                                            9.577854          7.996152
     Number of Accum. Units Outstanding                       522.5531          642.2007

AIM V.I. Premier Equity Sub-Account
(formerly AIM V.I. Value Sub-Account)
     Beginning of Period      01/01/2002                      13.45864          12.18439
     End of Period                                            12.18439          8.412857
     Number of Accum. Units Outstanding                       13,697.0550       32,117.3198

AIM Variable Insurance Funds (Class B):

AIM V.I. Premier Equity Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.87497
     End of Period                                                              8.394956
     Number of Accum. Units Outstanding                                         9.1954





Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Templeton Foreign Securities Sub-Account
(formerly Templeton International Securities Sub-Account)
     Beginning of Period      01/01/2002                      10.03381          8.940798
     End of Period                                            8.940798          7.208702
     Number of Accum. Units Outstanding                       5,476.3542        19,862.5869

Franklin Small Cap Sub-Account
     Beginning of Period      01/01/2002                      12.82422          12.22909
     End of Period                                            12.22909          8.634454
     Number of Accum. Units Outstanding                       1,913.6475        7,323.8623

Templeton Global Income
Securities Sub-Account
     Beginning of Period      01/01/2002                      9.618067          10.17006
     End of Period                                            10.17006          12.198301
     Number of Accum. Units Outstanding                       10.3971           10.3971

Templeton Growth Securities
Sub-Account
     Beginning of Period      01/01/2002                      13.26525          12.98036
     End of Period                                            12.98036          10.475037
     Number of Accum. Units Outstanding                       1,073.9466        5,418.9073

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period      01/01/2002                      14.9964           13.33913
     End of Period                                            13.33913          10.143926
     Number of Accum. Units Outstanding                       5,766.7896        37,476.5128

Mutual Shares Securities Sub-Account
     Beginning of Period      05/01/2002                                        12.59238
     End of Period                                                              10.66607
     Number of Accum. Units Outstanding                                         437.3543

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period      01/01/2002                      18.79134          17.18426
     End of Period                                            17.18426          12.73989
     Number of Accum. Units Outstanding                       4,684.8454        11,664.1768

J.P. Morgan International Equity Sub-Account
     Beginning of Period      01/01/2002                      11.98847          10.53964
     End of Period                                            10.53964          8.711573
     Number of Accum. Units Outstanding                       2,060.7197        3,289.8465

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period      01/01/2002                      12.96085          13.43604
     End of Period                                            13.43604          14.445476
     Number of Accum. Units Outstanding                       3,765.2676        21,616.9557

J.P. Morgan Select Equity Sub-Account
     Beginning of Period      01/01/2002                      16.56825          15.75814
     End of Period                                            15.75814          11.571984
     Number of Accum. Units Outstanding                       4,798.4994        7,618.9644

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period      01/01/2002                      14.65407          14.29762
     End of Period                                            14.29762          11.155586
     Number of Accum. Units Outstanding                       1,883.5516        3,190.2180

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      01/01/2002                      14.17215          14.01391
     End of Period                                            14.01391          13.794924
     Number of Accum. Units Outstanding                       13,775.4498       80,655.5324

Lord Abbett Developing Growth Sub-Account
     Beginning of Period      01/01/2002                      10.4201           10.63418
     End of Period                                            10.63418          7.4607
     Number of Accum. Units Outstanding                       3,636.5652        18,050.7406

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      01/01/2002                      43.04836          41.49789
     End of Period                                            41.49789          33.640569
     Number of Accum. Units Outstanding                       21,474.3005       111,772.9140





Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period      01/01/2002                      9.396214          8.84184
     End of Period                                            8.84184           6.61673
     Number of Accum. Units Outstanding                       14,014.5502       60,932.6457

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period      01/01/2002                      16.60168          17.50203
     End of Period                                            17.50203          15.667287
     Number of Accum. Units Outstanding                       21,276.3724       65,092.5906

MFS Research International Sub-Account
     Beginning of Period      05/01/2002                                        8.558776
     End of Period                                                              7.30883
     Number of Accum. Units Outstanding                                         1,385.1742

PIMCO Money Market Sub-Account
     Beginning of Period      01/01/2002                      10.07436          10.18013
     End of Period                                            10.18013          10.189322
     Number of Accum. Units Outstanding                       14,671.7194       17,282.8114

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period      05/01/2002                                        6.546903
     End of Period                                                              4.557481
     Number of Accum. Units Outstanding                                         2,376.3651

New England Zenith Fund:

Capital Guardian U.S. Equity Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.837319
     Number of Accum. Units Outstanding                                         10,028.3916

Davis Venture Value Series (Class B)
     Beginning of Period      05/01/2002                                        9.918679
     End of Period                                                              8.380126
     Number of Accum. Units Outstanding                                         12,476.7771

MFS Total Return Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              9.147806
     Number of Accum. Units Outstanding                                         22,038.7779

MFS Investors Trust Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.308253
     Number of Accum. Units Outstanding                                         10.0000





Chart 4 Contracts with Additional Death Benefit-Earnings Preservation Benefit
(total separate account product charges equal 1.10% on an annual basis)

                                                            Period Ended     Period Ended
                                                              12/31/01          12/31/02
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period      01/01/2002                      12.55101          11.20456
     End of Period                                            11.20456          8.382724
     Number of Accum. Units Outstanding                       28,184.2012       52,959.4924

AIM V.I. International Growth Sub-Account
(formerly AIM V.I. International Equity Sub-Account)
     Beginning of Period      01/01/2002                      11.00111          9.57178
     End of Period                                            9.57178           7.983084
     Number of Accum. Units Outstanding                       704.3049          3,847.5117

AIM V.I. Premier Equity Sub-Account
(formerly AIM V.I. Value Sub-Account)
     Beginning of Period      01/01/2002                      13.45864          12.17668
     End of Period                                            12.17668          8.399113
     Number of Accum. Units Outstanding                       28,755.6791       50,829.2496

AIM Variable Insurance Funds (Class B):

AIM V.I. Premier Equity Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.86448
     End of Period                                                              8.381239
     Number of Accum. Units Outstanding                                         673.6389

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Templeton Foreign Securities Sub-Account
(formerly Templeton International Securities Sub-Account)
     Beginning of Period      01/01/2002                      10.03381          8.935139
     End of Period                                            8.935139          7.196923
     Number of Accum. Units Outstanding                       8,734.3044        27,215.8340

Franklin Small Cap Sub-Account
     Beginning of Period      01/01/2002                      12.82422          12.22135
     End of Period                                            12.22135          8.620347
     Number of Accum. Units Outstanding                       3,674.5542        9,758.1689

Templeton Global Income
Securities Sub-Account
     Beginning of Period      01/01/2002                      9.618067          10.16362
     End of Period                                            10.16362          12.178399
     Number of Accum. Units Outstanding                       2,099.3414        4,359.1125

Templeton Growth Securities
Sub-Account
     Beginning of Period      01/01/2002                      13.26525          12.97214
     End of Period                                            12.97214          10.457929
     Number of Accum. Units Outstanding                       3,076.0571        11,160.5542

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period      01/01/2002                      14.9964           13.33068
     End of Period                                            13.33068          10.12735
     Number of Accum. Units Outstanding                       9,531.4427        29,361.9071

Mutual Shares Securities Sub-Account
     Beginning of Period      05/01/2002                                        12.59238
     End of Period                                                              10.658936
     Number of Accum. Units Outstanding                                         561.3586

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period      01/01/2002                      18.79134          17.17338
     End of Period                                            17.17338          12.719064
     Number of Accum. Units Outstanding                       10,836.6047       10,667.3649





J.P. Morgan International Equity Sub-Account
     Beginning of Period      01/01/2002                      11.98847          10.53295
     End of Period                                            10.53295          8.697317
     Number of Accum. Units Outstanding                       5,339.6456        11,834.3542

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period      01/01/2002                      12.96085          13.42754
     End of Period                                            13.42754          14.421914
     Number of Accum. Units Outstanding                       3,550.4389        34,353.0474

J.P. Morgan Select Equity Sub-Account
     Beginning of Period      01/01/2002                      16.56825          15.74817
     End of Period                                            15.74817          11.553091
     Number of Accum. Units Outstanding                       11,205.4898       25,523.3783

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period      01/01/2002                      14.65407          14.28856
     End of Period                                            14.28856          11.137359
     Number of Accum. Units Outstanding                       2,144.0265        5,613.1157

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      01/01/2002                      14.17215          14.00505
     End of Period                                            14.00505          13.772434
     Number of Accum. Units Outstanding                       51,150.9824       158,467.5780

Lord Abbett Developing Growth Sub-Account
     Beginning of Period      01/01/2002                      10.4201           10.62745
     End of Period                                            10.62745          7.448502
     Number of Accum. Units Outstanding                       12,624.7823       30,320.2933

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      01/01/2002                      43.04836          41.47162
     End of Period                                            41.47162          33.585611
     Number of Accum. Units Outstanding                       64,836.9708       196,912.7031

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period      01/01/2002                      9.396214          8.836233
     End of Period                                            8.836233          6.6059
     Number of Accum. Units Outstanding                       33,722.4511       127,348.4883

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period      01/01/2002                      16.60168          17.49095
     End of Period                                            17.49095          15.641703
     Number of Accum. Units Outstanding                       41,240.6839       144,460.1141

MFS Research International Sub-Account
     Beginning of Period      05/01/2002                                        8.558776
     End of Period                                                              7.303933
     Number of Accum. Units Outstanding                                         11.6839

PIMCO Money Market Sub-Account
     Beginning of Period      01/01/2002                      10.07436          10.17369
     End of Period                                            10.17369          10.172686
     Number of Accum. Units Outstanding                       9.9262            8,064.9317

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period      05/01/2002                                        6.546903
     End of Period                                                              4.554424
     Number of Accum. Units Outstanding                                         2,507.4207

New England Zenith Fund:

Capital Guardian U.S. Equity Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.832076
     Number of Accum. Units Outstanding                                         3,566.0184

Davis Venture Value Series (Class B)
     Beginning of Period      05/01/2002                                        9.918679
     End of Period                                                              8.374517
     Number of Accum. Units Outstanding                                         7,533.7157

MFS Total Return Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              9.141689
     Number of Accum. Units Outstanding                                         3,079.5479





MFS Investors Trust Series (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.302694
     Number of Accum. Units Outstanding                                         473.0470

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

                                    [GRAPHIC]


INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2002, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2002, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 4, 2003


                                    [GRAPHIC]

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors or MIST):
    Lord Abbett Growth and Income Portfolio              31,297,417 shares $  590,269
    Lord Abbett Growth and Income Portfolio B             8,713,204 shares    163,634
    Lord Abbett Bond Debenture Portfolio                 12,335,636 shares    126,317
    Lord Abbett Bond Debenture Portfolio B                5,897,612 shares     60,215
    Lord Abbett Developing Growth Portfolio               2,447,673 shares     18,529
    Lord Abbett Developing Growth Portfolio B               565,512 shares      4,264
    Lord Abbett Mid-Cap Value Portfolio                   4,781,598 shares     68,903
    Lord Abbett Mid-Cap Value Portfolio B                 3,316,335 shares     47,589
    JP Morgan Quality Bond Portfolio                      7,422,779 shares     88,108
    JP Morgan Quality Bond Portfolio B                    2,367,532 shares     27,984
    JP Morgan Small Cap Stock Portfolio                   4,491,947 shares     41,595
    JP Morgan Small Cap Stock Portfolio B                   191,376 shares      1,766
    JP Morgan Enhanced Index Portfolio                    9,062,716 shares     99,055
    JP Morgan Enhanced Index Portfolio B                    377,721 shares      4,113
    JP Morgan Select Equity Portfolio                    10,387,129 shares     98,574
    JP Morgan Select Equity Portfolio B                     663,563 shares      6,271
    JP Morgan International Equity Portfolio              6,313,180 shares     45,834
    JP Morgan International Equity Portfolio B              207,962 shares      1,504
    Met Putnam Research Portfolio B                         950,928 shares      6,095
    Oppenheimer Capital Appreciation Portfolio B          3,375,698 shares     21,773
    PIMCO Money Market Portfolio B                       27,938,249 shares     27,938
    Janus Aggressive Growth Portfolio B                   1,682,778 shares      8,986
    Lord Abbett Growth Opportunity Portfolio                248,139 shares      1,682
    Lord Abbett Growth Opportunity Portfolio B            1,910,428 shares     12,895
    PIMCO Total Return Bond Portfolio B                   6,152,445 shares     69,461
    PIMCO Innovation Portfolio B                            591,244 shares      1,797
    MFS Mid Cap Growth Portfolio B                        2,491,505 shares     11,561
    MFS Research International Portfolio B                1,533,984 shares     11,459
    MIST SSR Concentrated Int'l Portfolio B                 516,948 shares      4,585
    MIST AIM Mid Cap Core Equity Portfolio                  640,734 shares      6,292
    MIST AIM Small Cap Growth Portfolio B                 1,040,909 shares      8,973
    MIST Third Ave Small Cap Value Portfolio B              866,550 shares      7,175
   General American Capital Company (GACC):
    Money Market Fund                                     1,628,930 shares     36,075
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                               4,120,206 shares     37,247
    Aggressive Equity Fund                                  819,511 shares      7,589
    Non-US Fund                                           2,005,180 shares     14,437
    Core Bond Fund                                        3,236,056 shares     33,720
    Real Estate Securities Fund                             249,304 shares      2,620
   AIM Variable Insurance Funds, Inc. (AIM):
    V.I. Premier Equity Fund                              3,107,884 shares     50,410
    V.I. Premier Equity Fund B                               34,685 shares        561
    V.I. Capital Appreciation Fund                        1,874,922 shares     30,805
    V.I. Capital Appreciation Fund B                         24,356 shares        399
    V.I. International Growth Fund                          403,931 shares      5,045
    V.I. International Growth Fund B                          2,392 shares         30

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account assets (continued):
  Investments (continued):
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Premier Growth Portfolio                                   1,886,536 shares $   32,920
    Premier Growth Portfolio B                                 1,990,096 shares     34,409
    Bernstein Real Estate Investment Portfolio                   906,718 shares     10,445
    Bernstein Real Estate Investment Portfolio B               1,309,988 shares     15,039
    Bernstein Small Cap Portfolio B                              143,955 shares      1,506
    Bernstein Value Portfolio B                                   86,729 shares        759
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                          398,385 shares        578
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
    Growth and Income Fund                                       546,465 shares      4,448
    International Equity Fund                                    250,988 shares      1,820
   Scudder Variable Series II (Scudder II):
    Dreman High Return Equity Portfolio                           29,185 shares        256
    Small Cap Growth Portfolio                                   183,718 shares      1,567
    SVS Dreman Small Cap Value Portfolio                         416,839 shares      4,865
    Government Securities Portfolio                              316,577 shares      4,065
   MFS Variable Insurance Trust (MFS):
    Bond Series                                                  107,034 shares      1,265
    Research Series                                              924,857 shares      9,970
    Research Series B                                             91,972 shares        988
    Investors Trust Series                                     1,361,346 shares     18,337
    Investors Trust Series B                                   1,168,316 shares     15,667
    Emerging Growth Series                                       879,793 shares     10,478
    Emerging Growth Series B                                      53,249 shares        632
    High Income Series                                           936,485 shares      8,260
    High Income Series B                                       1,746,140 shares     15,331
    Strategic Income Series                                      157,769 shares      1,661
    Strategic Income Series B                                    221,437 shares      2,314
    New Discovery Series                                         475,823 shares      4,968
    New Discovery Series B                                     1,643,341 shares     17,058
   Metropolitan Life Series (MetLife):
    Putnam International Stock Portfolio                          34,506 shares        268
    Putnam Large Cap Growth Portfolio                             83,790 shares        301
    Stock Index Portfolio B                                      389,770 shares      8,934
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                    252,517 shares      6,722
    Main Street Growth & Income Fund                             532,146 shares      8,152
    High Income Fund                                             339,463 shares      2,549
    Bond Fund                                                  1,246,104 shares     14,093
    Strategic Bond Fund                                          748,079 shares      3,419
   Putnam Variable Trust (Putnam):
    Growth and Income Fund                                     1,144,536 shares     21,460
    Growth and Income Fund B                                      69,533 shares      1,296
    New Value Fund                                               154,579 shares      1,697
    New Value Fund B                                              86,113 shares        941
    Vista Fund                                                   661,359 shares      5,245
    Vista Fund B                                                 142,658 shares      1,123

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)

Sub-account assets (continued):
  Investments (continued):
   Putnam Variable Trust (Putnam) (Cont'd):
    International Growth Fund                                                     1,903,492 shares $   19,320
    International Growth Fund B                                                   2,608,856 shares     26,349
    International New Opportunities Fund                                            232,525 shares      1,956
    International New Opportunities Fund B                                           30,665 shares        257
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Templeton Global Income Securities Fund                                          82,229 shares      1,124
    Templeton Global Income Securities Fund B                                        36,198 shares        492
    Franklin Small Cap Fund                                                         292,489 shares      3,741
    Franklin Small Cap Fund B                                                       210,138 shares      2,669
    Templeton Growth Securities Fund                                                277,484 shares      2,406
    Templeton Growth Securities Fund B                                              186,488 shares      1,604
    Templeton Foreign Securities Fund                                             1,112,465 shares     10,580
    Templeton Foreign Securities Fund B                                             497,279 shares      4,684
    Templeton Developing Markets Securities Fund                                  1,235,085 shares      5,817
    Templeton Developing Markets Securities Fund B                                2,104,746 shares      9,871
    Templeton Mutual Shares Securities Fund                                         772,934 shares      9,345
    Templeton Mutual Shares Securities Fund B                                     1,268,910 shares     15,252
    Franklin Large Cap Growth Securities Fund                                       417,448 shares      4,634
    Franklin Large Cap Growth Securities Fund B                                     463,788 shares      5,102
   Fidelity Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    VIP Growth Portfolio                                                             93,850 shares      2,200
    VIP Growth Portfolio B                                                           96,032 shares      2,229
    VIP II Contrafund Portfolio                                                     158,654 shares      2,872
    VIP III Growth Opportunities Portfolio                                           41,000 shares        480
    VIP III Growth & Income Portfolio                                               183,015 shares      1,988
    VIP Equity-Income Portfolio                                                      92,002 shares      1,671
    VIP Equity-Income Portfolio B                                                   139,818 shares      2,517
    VIP High Income Portfolio B                                                      50,235 shares        295
   American Century Variable Portfolios, Inc. (American Century):
    VP Income & Growth Fund                                                       9,747,758 shares     50,298
    VP International Fund                                                           104,051 shares        542
    VP Value Fund                                                                 2,383,723 shares     14,588
   New England Zenith Fund (New England Zenith):
    Davis Venture Value Fund E                                                    1,923,522 shares     37,182
    Harris Oakmark Focused Value Series B                                           141,302 shares     23,634
    Jennison Growth Portfolio B                                                   1,767,467 shares     13,609
    MFS Investors Trust Series B                                                  1,676,895 shares     11,403
    MFS Total Return Series B                                                        56,004 shares      6,666
    Capital Guardian US Equity Series B                                           1,107,804 shares      8,741
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                                 34,172 shares        768
    Stock Index Fund B                                                               90,214 shares      2,024
    Disciplined Stock Portfolio                                                       8,367 shares        134
    Disciplined Stock Portfolio B                                                    16,648 shares        267
    Capital Appreciation Portfolio                                                  172,404 shares      4,962
    Capital Appreciation Portfolio B                                                493,105 shares     14,157

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)

Sub-account assets (continued):
  Investments (continued):
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                                 2,262,015 shares $   19,318
    High Yield Fund                                                 495,630 shares      3,336
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                            140,475 shares      1,007
    Low Duration Portfolio                                          992,734 shares     10,156
    StocksPLUS Growth & Income Portfolio                            126,508 shares        917
    Total Return Portfolio                                        3,590,999 shares     36,736
   Scudder I Variable Series I (Scudder I):
    International Portfolio                                         345,462 shares      2,252
    International Portfolio B                                       940,171 shares      6,111
   First American Insurance Portfolios, Inc. (First American):
    FAIP Equity Income IA                                         1,764,629 shares     16,411
                                                                                   ----------
      Total assets                                                                 $2,634,614
                                                                                   ==========

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth and Income Portfolio                           $        9
   Met Investors Lord Abbett Growth and Income Portfolio B                                  2
   Met Investors Lord Abbett Bond Debenture Portfolio                                       -
   Met Investors Lord Abbett Bond Debenture Portfolio B                                     -
   Met Investors Lord Abbett Developing Growth Portfolio                                    1
   Met Investors Lord Abbett Developing Growth Portfolio B                                  -
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                        -
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                      -
   Met Investors JP Morgan Quality Bond Portfolio                                          (1)
   Met Investors JP Morgan Quality Bond Portfolio B                                         -
   Met Investors JP Morgan Small Cap Stock Portfolio                                        1
   Met Investors JP Morgan Small Cap Stock Portfolio B                                      -
   Met Investors JP Morgan Enhanced Index Portfolio                                         3
   Met Investors JP Morgan Enhanced Index Portfolio B                                       -
   Met Investors JP Morgan Select Equity Portfolio                                          3
   Met Investors JP Morgan Select Equity Portfolio B                                        -
   Met Investors JP Morgan International Equity Portfolio                                   2
   Met Investors JP Morgan International Equity Portfolio B                                 1
   Met Investors Met Putnam Research Portfolio B                                            -
   Met Investors Oppenheimer Capital Appreciation Portfolio B                               -
   Met Investors PIMCO Money Market Portfolio B                                             -
   Met Investors Janus Aggressive Growth Portfolio B                                        -
   Met Investors Lord Abbett Growth Opportunity Portfolio                                  (1)
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                 -
   Met Investors PIMCO Total Return Bond Portfolio B                                        -
   Met Investors PIMCO Innovation Portfolio B                                               -
   Met Investors MFS Mid Cap Growth Portfolio B                                             1
   Met Investors MFS Research International Portfolio B                                     -
   Met Investors MIST SSR Concentrated Int'l Portfolio B                                    -

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)

Sub-account liabilities (continued):
  Due to/(from) general account, net (continued):
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                             $        -
   Met Investors MIST AIM Small Cap Growth Portfolio B                                         1
   Met Investors MIST Third Ave Small Cap Value Portfolio B                                    -
   GACC Money Market Fund                                                                      -
   Russell Multi-Style Equity Fund                                                             2
   Russell Aggressive Equity Fund                                                              1
   Russell Non-US Fund                                                                         -
   Russell Core Bond Fund                                                                      2
   Russell Real Estate Securities Fund                                                         -
   AIM V.I. Premier Equity Fund                                                                2
   AIM V.I. Premier Equity Fund B                                                              -
   AIM V.I. Capital Appreciation Fund                                                          1
   AIM V.I. Capital Appreciation Fund B                                                        -
   AIM V.I. International Growth Fund                                                          -
   AIM V.I. International Growth Fund B                                                        -
   Alliance Premier Growth Portfolio                                                           2
   Alliance Premier Growth Portfolio B                                                         1
   Alliance Bernstein Real Estate Investment Portfolio                                        (1)
   Alliance Bernstein Real Estate Investment Portfolio B                                       -
   Alliance Bernstein Small Cap Portfolio B                                                    -
   Alliance Bernstein Value Portfolio B                                                        -
   Liberty Newport Tiger Fund                                                                  -
   Goldman Sachs Growth and Income Fund                                                        2
   Goldman Sachs International Equity Fund                                                     1
   Scudder II Dreman High Return Equity Portfolio                                              -
   Scudder II Small Cap Growth Portfolio                                                       -
   Scudder II SVS Dreman Small Cap Value Portfolio                                             2
   Scudder II Government Securities Portfolio                                                  2
   MFS Bond Series                                                                             -
   MFS Research Series                                                                         -
   MFS Research Series B                                                                       -
   MFS Investors Trust Series                                                                  -
   MFS Investors Trust Series B                                                                -
   MFS Emerging Growth Series                                                                  -
   MFS Emerging Growth Series B                                                                -
   MFS High Income Series                                                                      1
   MFS High Income Series B                                                                    -
   MFS Strategic Income Series                                                                 -
   MFS Strategic Income Series B                                                               -
   MFS New Discovery Series                                                                    1
   MFS New Discovery Series B                                                                  -
   MetLife Putnam International Stock Portfolio                                                -
   MetLife Putnam Large Cap Growth Portfolio                                                   -
   MetLife Stock Index Portfolio B                                                             -
   Oppenheimer Capital Appreciation Fund                                                       -
   Oppenheimer Main Street Growth & Income Fund                                                -
   Oppenheimer High Income Fund                                                                -
   Oppenheimer Bond Fund                                                                       1

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account liabilities (continued):
  Due to/(from) general account, net (continued):
   Oppenheimer Strategic Bond Fund                                                  $        -
   Putnam VT Growth and Income Fund                                                          1
   Putnam VT Growth and Income Fund B                                                        -
   Putnam VT New Value Fund                                                                  -
   Putnam VT New Value Fund B                                                                -
   Putnam VT Vista Fund                                                                      1
   Putnam VT Vista Fund B                                                                    -
   Putnam VT International Growth Fund                                                       -
   Putnam VT International Growth Fund B                                                     -
   Putnam VT International New Opportunities Fund                                            1
   Putnam VT International New Opportunities Fund B                                          -
   Templeton Global Income Securities Fund                                                   -
   Templeton Global Income Securities Fund B                                                 -
   Franklin Small Cap Fund                                                                   -
   Franklin Small Cap Fund B                                                                 -
   Templeton Growth Securities Fund                                                          -
   Templeton Growth Securities Fund B                                                        -
   Templeton Foreign Securities Fund                                                         1
   Templeton Foreign Securities Fund B                                                       -
   Templeton Developing Markets Securities Fund                                              -
   Templeton Developing Markets Securities Fund B                                            -
   Templeton Mutual Shares Securities Fund                                                   -
   Templeton Mutual Shares Securities Fund B                                                 -
   Franklin Large Cap Growth Securities Fund                                                 -
   Franklin Large Cap Growth Securities Fund B                                               2
   Fidelity VIP Growth Portfolio                                                             1
   Fidelity VIP Growth Portfolio B                                                           1
   Fidelity VIP II Contrafund Portfolio                                                      2
   Fidelity VIP III Growth Opportunities Portfolio                                           -
   Fidelity VIP III Growth & Income Portfolio                                                1
   Fidelity VIP Equity-Income Portfolio                                                      1
   Fidelity VIP Equity-Income Portfolio B                                                    2
   Fidelity VIP High Income Portfolio B                                                      -
   American Century VP Income & Growth Fund                                                 23
   American Century VP International Fund                                                    -
   American Century VP Value Fund                                                            6
   New England Zenith Davis Venture Value Fund E                                             -
   New England Zenith Harris Oakmark Focused Value Fund B                                    1
   New England Zenith Jennison Growth Portfolio B                                           (1)
   New England Zenith MFS Investors Trust Series B                                           -
   New England Zenith MFS Total Return Series B                                              1
   New England Zenith Capital Guardian US Equity Series B                                    1
   Dreyfus Stock Index Fund                                                                  -
   Dreyfus Stock Index Fund B                                                               (1)
   Dreyfus VIF Disciplined Stock Portfolio                                                   -
   Dreyfus VIF Disciplined Stock Portfolio B                                                 -
   Dreyfus VIF Capital Appreciation Portfolio                                               (1)
   Dreyfus VIF Capital Appreciation Portfolio B                                             (1)

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account liabilities (continued):
  Due to/(from) general account, net (continued):
   INVESCO VIF Dynamics Fund                                                 $        9
   INVESCO VIF High Yield Fund                                                        3
   PIMCO High Yield Portfolio                                                         -
   PIMCO Low Duration Portfolio                                                       -
   PIMCO StocksPLUS Growth & Income Portfolio                                        (1)
   PIMCO Total Return Portfolio                                                      (1)
   Scudder I International Portfolio                                                 (1)
   Scudder I International Portfolio B                                               (1)
   First American FAIP Equity Income IA                                              (1)
                                                                             ----------
      Total liabilities                                                      $       91
                                                                             ==========

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth and Income Portfolio                     $  586,680
   Met Investors Lord Abbett Growth and Income Portfolio B                      163,632
   Met Investors Lord Abbett Bond Debenture Portfolio                           125,888
   Met Investors Lord Abbett Bond Debenture Portfolio B                          60,215
   Met Investors Lord Abbett Developing Growth Portfolio                         18,487
   Met Investors Lord Abbett Developing Growth Portfolio B                        4,264
   Met Investors Lord Abbett Mid-Cap Value Portfolio                             68,709
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                           47,589
   Met Investors JP Morgan Quality Bond Portfolio                                87,690
   Met Investors JP Morgan Quality Bond Portfolio B                              27,984
   Met Investors JP Morgan Small Cap Stock Portfolio                             41,468
   Met Investors JP Morgan Small Cap Stock Portfolio B                            1,766
   Met Investors JP Morgan Enhanced Index Portfolio                              98,638
   Met Investors JP Morgan Enhanced Index Portfolio B                             4,113
   Met Investors JP Morgan Select Equity Portfolio                               98,309
   Met Investors JP Morgan Select Equity Portfolio B                              6,271
   Met Investors JP Morgan International Equity Portfolio                        45,733
   Met Investors JP Morgan International Equity Portfolio B                       1,503
   Met Investors Met Putnam Research Portfolio B                                  6,095
   Met Investors Oppenheimer Capital Appreciation Portfolio B                    21,773
   Met Investors PIMCO Money Market Portfolio B                                  27,938
   Met Investors Janus Aggressive Growth Portfolio B                              8,986
   Met Investors Lord Abbett Growth Opportunity Portfolio                         1,680
   Met Investors Lord Abbett Growth Opportunity Portfolio B                      12,895
   Met Investors PIMCO Total Return Bond Portfolio B                             69,461
   Met Investors PIMCO Innovation Portfolio B                                     1,797
   Met Investors MFS Mid Cap Growth Portfolio B                                  11,560
   Met Investors MFS Research International Portfolio B                          11,459
   Met Investors MIST SSR Concentrated Int'l Portfolio B                          4,585
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                         6,292
   Met Investors MIST AIM Small Cap Growth Portfolio B                            8,972
   Met Investors MIST Third Ave Small Cap Value Portfolio B                       7,175
   GACC Money Market Fund                                                        35,801
   Russell Multi-Style Equity Fund                                               37,143
   Russell Aggressive Equity Fund                                                 7,551

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account net assets (continued):
  Accumulation units (continued):
   Russell Non-US Fund                                                   $   14,427
   Russell Core Bond Fund                                                    33,511
   Russell Real Estate Securities Fund                                        2,616
   AIM V.I. Premier Equity Fund                                              50,300
   AIM V.I. Premier Equity Fund B                                               561
   AIM V.I. Capital Appreciation Fund                                        30,740
   AIM V.I. Capital Appreciation Fund B                                         399
   AIM V.I. International Growth Fund                                         4,986
   AIM V.I. International Growth Fund B                                          30
   Alliance Premier Growth Portfolio                                         32,871
   Alliance Premier Growth Portfolio B                                       34,408
   Alliance Bernstein Real Estate Investment Portfolio                       10,427
   Alliance Bernstein Real Estate Investment Portfolio B                     15,039
   Alliance Bernstein Small Cap Portfolio B                                   1,506
   Alliance Bernstein Value Portfolio B                                         759
   Liberty Newport Tiger Fund, Variable Series                                  578
   Goldman Sachs Growth and Income Fund                                       4,373
   Goldman Sachs International Equity Fund                                    1,811
   Scudder II Dreman High Return Equity Portfolio                               256
   Scudder II Small Cap Growth Portfolio                                      1,567
   Scudder II SVS Dreman Small Cap Value Portfolio                            4,863
   Scudder II Government Securities Portfolio                                 4,063
   MFS Bond Series                                                            1,265
   MFS Research Series                                                        9,952
   MFS Research Series B                                                        988
   MFS Investors Trust Series                                                18,221
   MFS Investors Trust Series B                                              15,667
   MFS Emerging Growth Series                                                10,467
   MFS Emerging Growth Series B                                                 632
   MFS High Income Series                                                     8,251
   MFS High Income Series B                                                  15,331
   MFS Strategic Income Series                                                1,660
   MFS Strategic Income Series B                                              2,314
   MFS New Discovery Series                                                   4,944
   MFS New Discovery Series B                                                17,058
   MetLife Putnam International Stock Portfolio                                 268
   MetLife Putnam Large Cap Growth Portfolio                                    301
   MetLife Stock Index Portfolio B                                            8,934
   Oppenheimer Capital Appreciation Fund                                      6,722
   Oppenheimer Main Street Growth & Income Fund                               8,145
   Oppenheimer High Income Fund                                               2,549
   Oppenheimer Bond Fund                                                     14,092
   Oppenheimer Strategic Bond Fund                                            3,396
   Putnam VT Growth and Income Fund                                          21,331
   Putnam VT Growth and Income Fund B                                         1,296
   Putnam VT New Value Fund                                                   1,675
   Putnam VT New Value Fund B                                                   941
   Putnam VT Vista Fund                                                       5,229

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account net assets (continued):
  Accumulation units (continued):
   Putnam VT Vista Fund B                                                     $    1,123
   Putnam VT International Growth Fund                                            19,302
   Putnam VT International Growth Fund B                                          26,349
   Putnam VT International New Opportunities Fund                                  1,941
   Putnam VT International New Opportunities Fund B                                  257
   Templeton Global Income Securities Fund                                         1,124
   Templeton Global Income Securities Fund B                                         492
   Franklin Small Cap Fund                                                         3,741
   Franklin Small Cap Fund B                                                       2,669
   Templeton Growth Securities                                                     2,394
   Templeton Growth Securities Fund B                                              1,604
   Templeton Foreign Securities Fund                                              10,574
   Templeton Foreign Securities Fund B                                             4,684
   Templeton Developing Markets Securities Fund                                    5,802
   Templeton Developing Markets Securities Fund B                                  9,871
   Templeton Mutual Shares Securities Fund                                         9,308
   Templeton Mutual Shares Securities Fund B                                      15,252
   Franklin Large Cap Growth Securities                                            4,611
   Franklin Large Cap Growth Securities Fund B                                     5,100
   Fidelity VIP Growth Portfolio                                                   2,199
   Fidelity VIP Growth Portfolio B                                                 2,228
   Fidelity VIP II Contrafund Portfolio                                            2,870
   Fidelity VIP III Growth Opportunities Portfolio                                   480
   Fidelity VIP III Growth & Income Portfolio                                      1,987
   Fidelity VIP Equity-Income Portfolio                                            1,670
   Fidelity VIP Equity-Income Portfolio B                                          2,515
   Fidelity VIP High Income Portfolio B                                              295
   American Century VP Income & Growth Fund                                       50,249
   American Century VP International Fund                                            542
   American Century VP Value Fund                                                 14,568
   New England Zenith Davis Venture Value Fund E                                  37,182
   New England Zenith Harris Oakmark Focused Value Fund B                         23,633
   New England Zenith Jennison Growth Portfolio B                                 13,610
   New England Zenith MFS Investors Trust Series B                                11,403
   New England Zenith MFS Total Return Series B                                    6,665
   New England Zenith Capital Guardian US Equity Series B                          8,740
   Dreyfus Stock Index Fund                                                          768
   Dreyfus Stock Index Fund B                                                      2,025
   Dreyfus VIF Disciplined Stock Portfolio                                           134
   Dreyfus VIF Disciplined Stock Portfolio B                                         267
   Dreyfus VIF Capital Appreciation Portfolio                                      4,933
   Dreyfus VIF Capital Appreciation Portfolio B                                   14,158
   INVESCO VIF Dynamics Fund                                                      19,301
   INVESCO VIF High Yield Fund                                                     3,327
   PIMCO High Yield Portfolio                                                      1,007
   PIMCO Low Duration Portfolio                                                   10,153
   PIMCO StocksPLUS Growth & Income Portfolio                                        908
   PIMCO Total Return Portfolio                                                   36,713

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)


Sub-account net assets (continued):
  Accumulation units (continued):
   Scudder I International Portfolio                                         $    2,247
   Scudder I International Portfolio B                                            6,112
   First American FAIP Equity Income IA                                          16,367
                                                                             ----------
      Net accumulation assets                                                $2,627,276
                                                                             ----------

  Annuitization units:
   Met Investors Lord Abbett Growth and Income Portfolio                     $    3,580
   Met Investors Lord Abbett Bond Debenture Portfolio                               429
   Met Investors Lord Abbett Developing Growth Portfolio                             41
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                194
   Met Investors JP Morgan Quality Bond Portfolio                                   419
   Met Investors JP Morgan Small Cap Stock Portfolio                                126
   Met Investors JP Morgan Enhanced Index Portfolio                                 414
   Met Investors JP Morgan Select Equity Portfolio                                  262
   Met Investors JP Morgan International Equity Portfolio                            99
   Met Investors Lord Abbett Growth Opportunities Portfolio                           3
   GACC Money Market Fund                                                           274
   Russell Multi-Style Equity Fund                                                  102
   Russell Aggressive Equity Fund                                                    37
   Russell Non-US Fund                                                               10
   Russell Core Bond Fund                                                           207
   Russell Real Estate Securities Fund                                                4
   AIM V.I. Premier Equity Fund                                                     108
   AIM V.I. Capital Appreciation Fund                                                64
   AIM V.I. International Growth Fund                                                59
   Alliance Premier Growth Portfolio                                                 47
   Alliance Bernstein Real Estate Investment Portfolio                               19
   Goldman Sachs Growth and Income Fund                                              73
   Goldman Sachs International Equity Fund                                            8
   MFS Research Series                                                               18
   MFS Investors Trust Series                                                       116
   MFS Emerging Growth Series                                                        11
   MFS High Income Series                                                             8
   MFS Strategic Income Series                                                        1
   MFS New Discovery Series                                                          23
   Oppenheimer Main Street Growth & Income Fund                                       7
   Oppenheimer Strategic Bond Fund                                                   23
   Putnam VT Growth and Income Fund                                                 128
   Putnam VT New Value Fund                                                          22
   Putnam VT Vista Fund                                                              15
   Putnam VT International Growth Fund                                               18
   Putnam VT International New Opportunities Fund                                    14
   Templeton Growth Securities Fund                                                  12
   Templeton Foreign Securities Fund                                                  5
   Templeton Developing Growth Securities Fund                                       15
   Templeton Mutual Shares Securities Fund                                           37
   Franklin Large Cap Growth Securities                                              23

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities
December 31, 2002
(In thousands of dollars)

     Sub-account net assets (continued):
       Annuitization units (continued):
        American Century VP Income & Growth Fund                       $       26
        American Century VP Value Fund                                         14
        Dreyfus VIF Capital Appreciation Portfolio                             30
        INVESCO VIF Dynamics Fund                                               8
        INVESCO VIF High Yield Fund                                             6
        PIMCO Low Duration Portfolio                                            3
        PIMCO StocksPLUS Growth & Income Portfolio                             10
        PIMCO Total Return Portfolio                                           24
        Scudder I International Portfolio                                       6
        First American FAIP Equity Income IA                                   45
                                                                       ----------
           Net annuity assets                                          $    7,247
                                                                       ----------
           Total Net Assets                                            $2,634,523
                                                                       ==========

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                                                Met Investors
                                                  ------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett      Lord Abbett      Lord Abbett
                                                    Growth and     Growth and          Bond             Bond
                                                      Income         Income          Debenture        Debenture
                                                     Portfolio     Portfolio B       Portfolio       Portfolio B
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $        6,119          1,638           11,804            2,115
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                               8,753          1,338            1,646              394
  Administrative fee                                       1,046            289              196               84
                                                  --------------  -------------    -------------    -------------
    Total expenses                                         9,799          1,627            1,842              478
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                          (3,680)            11            9,962            1,637
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (274)          (142)          (2,705)             (46)
  Realized gain distributions                             43,593         11,879                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                              43,319         11,737           (2,705)             (46)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (191,083)       (36,988)          (9,911)          (1,377)
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (151,444)       (25,240)          (2,654)             214
                                                  ==============  =============    =============    =============


                                                   Lord Abbett    Lord Abbett      Lord Abbett
                                                   Developing     Developing         Mid-Cap
                                                     Growth         Growth            Value
                                                    Portfolio     Portfolio B       Portfolio
                                                  -------------  -------------    -------------
Income:
  Dividends                                                   -              -              334
                                                  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                310             39              873
  Administrative fee                                         37              9              104
                                                  -------------  -------------    -------------
    Total expenses                                          347             48              977
                                                  -------------  -------------    -------------
    Net investment income (loss)                           (347)           (48)            (643)
                                                  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (2,085)           (23)             846
  Realized gain distributions                                 -              -            2,782
                                                  -------------  -------------    -------------
    Net realized gain (loss)                             (2,085)           (23)           3,628
                                                  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         (6,587)        (1,237)         (11,189)
                                                  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          (9,019)        (1,308)          (8,204)
                                                  =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                                            Met Investors
                                               -------------------------------------------------------------------------
                                                 Lord Abbett     JP Morgan     JP Morgan     JP Morgan      JP Morgan
                                                   Mid-Cap        Quality       Quality        Small          Small
                                                    Value          Bond          Bond        Cap Stock      Cap Stock
                                                 Portfolio B     Portfolio    Portfolio B    Portfolio     Portfolio B
                                               --------------  ------------- ------------- -------------  -------------
Income:
 Dividends                                     $          217          3,982         1,226            42              1
                                               --------------  ------------- ------------- -------------  -------------
Expenses:
 Mortality and expense risk                               350          1,108           196           682             16
 Administrative fee                                        80            133            40            82              4
                                               --------------  ------------- ------------- -------------  -------------
    Total expenses                                        430          1,241           236           764             20
                                               --------------  ------------- ------------- -------------  -------------
    Net investment income (loss)                         (213)         2,741           990          (722)           (19)
                                               --------------  ------------- ------------- -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares               (2)         1,344            21        (3,032)           (28)
 Realized gain distributions                            1,894              -             -             -              -
                                               --------------  ------------- ------------- -------------  -------------
    Net realized gain (loss)                            1,892          1,344            21        (3,032)           (28)
                                               --------------  ------------- ------------- -------------  -------------
Change in unrealized appreciation
 (depreciation)                                        (5,454)         2,277           197       (10,253)          (340)
                                               --------------  ------------- ------------- -------------  -------------
    Net increase (decrease) in net assets
     from operations                           $       (3,775)         6,362         1,208       (14,007)          (387)
                                               ==============  ============= ============= =============  =============


                                                 JP Morgan      JP Morgan
                                                 Enhanced       Enhanced
                                                   Index          Index
                                                 Portfolio     Portfolio B
                                               -------------  -------------
Income:
 Dividends                                             1,139             45
                                               -------------  -------------
Expenses:
 Mortality and expense risk                            1,603             47
 Administrative fee                                      191             10
                                               -------------  -------------
    Total expenses                                     1,794             57
                                               -------------  -------------
    Net investment income (loss)                        (655)           (12)
                                               -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares         (14,517)           (87)
 Realized gain distributions                               -              -
                                               -------------  -------------
    Net realized gain (loss)                         (14,517)           (87)
                                               -------------  -------------
Change in unrealized appreciation
 (depreciation)                                      (24,828)        (1,167)
                                               -------------  -------------
    Net increase (decrease) in net assets
     from operations                                 (40,000)        (1,266)
                                               =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                                         Met Investors
                                           -------------------------------------------------------------------------------
                                              JP Morgan        JP Morgan      JP Morgan      JP Morgan           Met
                                               Select           Select      International  International       Putnam
                                               Equity           Equity         Equity         Equity          Research
                                              Portfolio       Portfolio B     Portfolio     Portfolio B      Portfolio B
                                           --------------    -------------  -------------  -------------    -------------
Income:
 Dividends                                 $          759               45              -              -               26
                                           --------------    -------------  -------------  -------------    -------------
Expenses:
 Mortality and expense risk                         1,624               66            736             15               48
 Administrative fee                                   194               15             88              3                8
                                           --------------    -------------  -------------  -------------    -------------
    Total expenses                                  1,818               81            824             18               56
                                           --------------    -------------  -------------  -------------    -------------
    Net investment income (loss)                   (1,059)             (36)          (824)           (18)             (30)
                                           --------------    -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                         (10,457)             (70)        (9,963)           (59)             (19)
 Realized gain distributions                            -                -              -              -                -
                                           --------------    -------------  -------------  -------------    -------------
    Net realized gain (loss)                      (10,457)             (70)        (9,963)           (59)             (19)
                                           --------------    -------------  -------------  -------------    -------------
Change in unrealized appreciation
 (depreciation)                                   (31,882)          (1,768)          (427)          (167)            (575)
                                           --------------    -------------  -------------  -------------    -------------
    Net increase (decrease) in net
     assets from operations                $      (43,398)          (1,874)       (11,214)          (244)            (624)
                                           ==============    =============  =============  =============    =============


                                            Oppenheimer         PIMCO
                                              Capital           Money
                                            Appreciation       Market
                                            Portfolio B      Portfolio B
                                           -------------    -------------
Income:
 Dividends                                             1              145
                                           -------------    -------------
Expenses:
 Mortality and expense risk                          139              196
 Administrative fee                                   23               35
                                           -------------    -------------
    Total expenses                                   162              231
                                           -------------    -------------
    Net investment income (loss)                    (161)             (86)
                                           -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                            (47)               -
 Realized gain distributions                           -                -
                                           -------------    -------------
    Net realized gain (loss)                         (47)               -
                                           -------------    -------------
Change in unrealized appreciation
 (depreciation)                                   (1,954)               -
                                           -------------    -------------
    Net increase (decrease) in net
     assets from operations                       (2,162)             (86)
                                           =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                Met Investors
                                                  --------------------------------------------------------------------
                                                       Janus         Lord Abbett      Lord Abbett         PIMCO
                                                    Aggressive         Growth           Growth         Total Return
                                                      Growth         Opportunity      Opportunity          Bond
                                                    Portfolio B       Portfolio       Portfolio B      Portfolio B
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $            -                -                -                -
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                  57               15              104              364
  Administrative fee                                           9                3               25               63
                                                  --------------    -------------    -------------    -------------
    Total expenses                                            66               18              129              427
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                             (66)             (18)            (129)            (427)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (43)             (38)             (31)              28
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                                 (43)             (38)             (31)              28
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)          (1,106)            (306)          (2,690)           2,550
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       (1,215)            (362)          (2,850)           2,151
                                                  ==============    =============    =============    =============


                                                                      MFS              MFS
                                                      PIMCO         Mid Cap         Research
                                                   Innovation       Growth        International
                                                   Portfolio B    Portfolio B      Portfolio B
                                                  -------------  -------------    -------------
Income:
  Dividends                                                   -              -               13
                                                  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                 17             78               63
  Administrative fee                                          3             13               10
                                                  -------------  -------------    -------------
    Total expenses                                           20             91               73
                                                  -------------  -------------    -------------
    Net investment income (loss)                            (20)           (91)             (60)
                                                  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (92)           (33)            (234)
  Realized gain distributions                                 -             64                -
                                                  -------------  -------------    -------------
    Net realized gain (loss)                                (92)            31             (234)
                                                  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)           (679)        (2,260)            (178)
                                                  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (791)        (2,320)            (472)
                                                  =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                          Met Investors
                                                  ------------------------------------------------------------
                                                     MIST SSR         MIST AIM         MIST AIM         MIST Third
                                                   Concentrated        MidCap          Small Cap         Ave Small
                                                   International     Core Equity        Growth           Cap Value
                                                    Portfolio B      Portfolio B      Portfolio B     Portfolio B (a)
                                                  --------------    -------------    -------------    ---------------
Income:
  Dividends                                       $            4                1                -                14
                                                  --------------    -------------    -------------     -------------
Expenses:
  Mortality and expense risk                                  23               44               53                27
  Administrative fee                                           4                7                9                 4
                                                  --------------    -------------    -------------     -------------
    Total expenses                                            27               51               62                31
                                                  --------------    -------------    -------------     -------------
    Net investment income (loss)                             (23)             (50)             (62)              (17)
                                                  --------------    -------------    -------------     -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (21)             (27)             (11)               (4)
  Realized gain distributions                                  -                4                -                10
                                                  --------------    -------------    -------------     -------------
    Net realized gain (loss)                                 (21)             (23)             (11)                6
                                                  --------------    -------------    -------------     -------------
Change in unrealized appreciation (depreciation)            (202)            (428)            (856)              (36)
                                                  --------------    -------------    -------------     -------------
    Net increase (decrease) in net assets from
     operations                                   $         (246)            (501)            (929)              (47)
                                                  ==============    =============    =============     =============

                                                       GACC                   Russell
                                                  -------------    ----------------------------

                                                                       Multi-
                                                      Money            Style          Aggressive
                                                      Market           Equity           Equity
                                                  -------------    -------------    -------------
Income:
  Dividends                                               1,213              270                -
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                457              561              115
  Administrative fee                                         55               67               14
                                                  -------------    -------------    -------------
    Total expenses                                          512              628              129
                                                  -------------    -------------    -------------
    Net investment income (loss)                            701             (358)            (129)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               141           (2,842)            (302)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                                141           (2,842)            (302)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)           (761)          (9,682)          (1,651)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              81          (12,882)          (2,082)
                                                  =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                    Russell
                                                  -------------------------------------------  -----------------------------
                                                                                     Real                          V.I.
                                                                      Core          Estate          V.I.         Premier
                                                      Non-US          Bond        Securities   Premier Equity  Equity B (a)
                                                  --------------  ------------- -------------  -------------- -------------
Income:
  Dividends                                       $          258          1,006           146            205              2
                                                  --------------  ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 213            430            35            818              2
  Administrative fee                                          26             52             4            100              1
                                                  --------------  ------------- -------------  -------------  -------------
    Total expenses                                           239            482            39            918              3
                                                  --------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                              19            524           107           (713)            (1)
                                                  --------------  ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (1,120)            75            49         (7,659)            (3)
  Realized gain distributions                                  -            901            20              -              -
                                                  --------------  ------------- -------------  -------------  -------------
    Net realized gain (loss)                              (1,120)           976            69         (7,659)            (3)
                                                  --------------  ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          (1,854)           925          (126)       (17,905)           (45)
                                                  --------------  ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       (2,955)         2,425            50        (26,277)           (49)
                                                  ==============  ============= =============  =============  =============


                                                       V.I.             V.I.
                                                     Capital          Capital
                                                   Appreciation  Appreciation B (a)
                                                  -------------  ------------------
Income:
  Dividends                                                   -                -
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                                481                1
  Administrative fee                                         59                -
                                                  -------------    -------------
    Total expenses                                          540                1
                                                  -------------    -------------
    Net investment income (loss)                           (540)              (1)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (5,331)              (3)
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                             (5,331)              (3)
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)         (5,954)             (13)
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (11,825)             (17)
                                                  =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                               AIM                                                Alliance
                                                  -----------------------------  ----------------------------------------------
                                                                                                                   Bernstein
                                                       V.I.           V.I.          Premier        Premier        Real Estate
                                                   International  International     Growth         Growth         Investment
                                                      Growth      Growth B (a)     Portfolio     Portfolio B       Portfolio
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $           34              -              -              -              284
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                  77              -            552            322              138
  Administrative fee                                           9              -             66             62               17
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                            86              -            618            384              155
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                             (52)             -           (618)          (384)             129
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (1,105)             -         (7,989)           (45)             255
  Realized gain distributions                                  -              -              -              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                              (1,105)             -         (7,989)           (45)             255
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)              75             (1)        (9,199)        (8,553)            (230)
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       (1,082)            (1)       (17,806)        (8,982)             154
                                                  ==============  =============  =============  =============    =============


                                                    Bernstein
                                                   Real Estate     Bernstein
                                                   Investment      Small Cap
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                 239              1
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                131              7
  Administrative fee                                         25              1
                                                  -------------  -------------
    Total expenses                                          156              8
                                                  -------------  -------------
    Net investment income (loss)                             83             (7)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (3)            (6)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                 (3)            (6)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (227)           (30)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (147)           (43)
                                                  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                     Alliance          Liberty                            Goldman Sachs
                                                  --------------    -------------  ----------------------------------------------
                                                                       Newport
                                                     Bernstein          Tiger          Growth
                                                       Value            Fund,           and       International        Global
                                                    Portfolio B        Variable        Income        Equity          Income (b)
                                                  --------------    -------------  -------------  -------------    -------------
Income:
  Dividends                                       $            1                8             71             22                -
                                                  --------------    -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                   6                9             65             28                8
  Administrative fee                                           1                1              8              3                1
                                                  --------------    -------------  -------------  -------------    -------------
    Total expenses                                             7               10             73             31                9
                                                  --------------    -------------  -------------  -------------    -------------
    Net investment income (loss)                              (6)              (2)            (2)            (9)              (9)
                                                  --------------    -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -               47           (290)          (363)             (48)
  Realized gain distributions                                  -                -              -              -                -
                                                  --------------    -------------  -------------  -------------    -------------
    Net realized gain (loss)                                   -               47           (290)          (363)             (48)
                                                  --------------    -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)             (46)            (161)          (411)          (106)              52
                                                  --------------    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          (52)            (116)          (703)          (478)              (5)
                                                  ==============    =============  =============  =============    =============

                                                   Scudder II
                                                  -------------
                                                                      Dreman
                                                                    High Return
                                                     Internet         Equity
                                                  Tollkeeper (b)     Portfolio
                                                  --------------   -------------
Income:
  Dividends                                                   -                2
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                                  3                3
  Administrative fee                                          -                -
                                                  -------------    -------------
    Total expenses                                            3                3
                                                  -------------    -------------
    Net investment income (loss)                             (3)              (1)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (195)              (4)
  Realized gain distributions                                 -                1
                                                  -------------    -------------
    Net realized gain (loss)                               (195)              (3)
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)             11              (49)
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (187)             (53)
                                                  =============    =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                   Scudder II
                                                  -------------------------------------------- -------------
                                                                    SVS Dreman
                                                     Small Cap      Small Cap     Government
                                                      Growth          Value       Securities
                                                     Portfolio      Portfolio     Portfolio        Bond
                                                  --------------  -------------  ------------- -------------
Income:
  Dividends                                       $            -             25            117            86
                                                  --------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                  26             73             48            19
  Administrative fee                                           3              9              6             2
                                                  --------------  -------------  ------------- -------------
    Total expenses                                            29             82             54            21
                                                  --------------  -------------  ------------- -------------
    Net investment income (loss)                             (29)           (57)            63            65
                                                  --------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (735)           245             31            32
  Realized gain distributions                                  -              -              -             -
                                                  --------------  -------------  ------------- -------------
    Net realized gain (loss)                                (735)           245             31            32
                                                  --------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)            (175)          (951)           147            10
                                                  --------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $         (939)          (763)           241           107
                                                  ==============  =============  ============= =============




                                                                                  Investors
                                                     Research      Research B       Trust
                                                  -------------  -------------  -------------
Income:
  Dividends                                                  37              1            124
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                164             11            276
  Administrative fee                                         20              2             33
                                                  -------------  -------------  -------------
    Total expenses                                          184             13            309
                                                  -------------  -------------  -------------
    Net investment income (loss)                           (147)           (12)          (185)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (2,240)           (19)        (1,226)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                             (2,240)           (19)        (1,226)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (1,611)          (194)        (4,287)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (3,998)          (225)        (5,698)
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                    MFS
                                                  ------------------------------------------------------------------
                                                     Investors         Emerging         Emerging         High
                                                      Trust B           Growth          Growth B        Income
                                                  --------------    -------------    -------------  -------------
Income:
  Dividends                                       $           62                -                -            545
                                                  --------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                 185              180                7             99
  Administrative fee                                          36               22                1             12
                                                  --------------    -------------    -------------  -------------
    Total expenses                                           221              202                8            111
                                                  --------------    -------------    -------------  -------------
    Net investment income (loss)                            (159)            (202)              (8)           434
                                                  --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (73)          (3,957)             (11)          (209)
  Realized gain distributions                                  -                -                -              -
                                                  --------------    -------------    -------------  -------------
    Net realized gain (loss)                                 (73)          (3,957)             (11)          (209)
                                                  --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)          (3,501)          (2,457)            (202)          (142)
                                                  --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       (3,733)          (6,616)            (221)            83
                                                  ==============    =============    =============  =============


                                                       High          Strategic        Strategic
                                                     Income B         Income          Income B
                                                  -------------    -------------    -------------
Income:
  Dividends                                                 423               17                4
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                107               14               10
  Administrative fee                                         21                2                2
                                                  -------------    -------------    -------------
    Total expenses                                          128               16               12
                                                  -------------    -------------    -------------
    Net investment income (loss)                            295                1               (8)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (2)               8                -
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                                 (2)               8                -
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)            (78)              88               90
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             215               97               82
                                                  =============    =============    =============


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                  MFS                                     MetLife
                                                     -----------------------------      -------------------------------
                                                                                           Putnam         Putnam
                                                                                        International    Large Cap
                                                           New              New             Stock         Growth
                                                        Discovery       Discovery B       Portfolio      Portfolio
                                                     --------------    -------------    -------------  -------------
Income:
 Dividends                                           $            -                -                3              -
                                                     --------------    -------------    -------------  -------------
Expenses:
 Mortality and expense risk                                      73              151                4              5
 Administrative fee                                               9               29                1              1
                                                     --------------    -------------    -------------  -------------
    Total expenses                                               82              180                5              6
                                                     --------------    -------------    -------------  -------------
    Net investment income (loss)                                (82)            (180)              (2)            (6)
                                                     --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                   (506)             (16)             (33)           (40)
 Realized gain distributions                                      -                -                -              -
                                                     --------------    -------------    -------------  -------------
    Net realized gain (loss)                                   (506)             (16)             (33)           (40)
                                                     --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)             (1,825)          (4,148)             (37)          (117)
                                                     --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      $       (2,413)          (4,344)             (72)          (163)
                                                     ==============    =============    =============  =============

                                                              Oppenheimer
                                                     ----------------------------
                                                                                      Main Street
                                                         Stock                          Growth
                                                         Index         Capital             &
                                                      Portfolio B    Appreciation       Income
                                                     -------------  -------------    -------------
Income:
 Dividends                                                      25             55               89
                                                     -------------  -------------    -------------
Expenses:
 Mortality and expense risk                                     67            109              139
 Administrative fee                                             11             13               17
                                                     -------------  -------------    -------------
    Total expenses                                              78            122              156
                                                     -------------  -------------    -------------
    Net investment income (loss)                               (53)           (67)             (67)
                                                     -------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                  (233)        (1,115)       (1,383.00)
 Realized gain distributions                                    26              -                -
                                                     -------------  -------------    -------------
    Net realized gain (loss)                                  (207)        (1,115)          (1,383)
                                                     -------------  -------------    -------------
Change in unrealized appreciation (depreciation)              (879)        (1,922)          (1,179)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             (1,139)        (3,104)          (2,629)
                                                     =============  =============    =============


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                   Oppenheimer
                                                  --------------------------------------------  --------------
                                                                                                    Growth
                                                       High                        Strategic         and
                                                      Income           Bond          Bond           Income
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $          278            991            292            474
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                  34            170             43            326
  Administrative fee                                           4             20              5             39
                                                  --------------  -------------  -------------  -------------
    Total expenses                                            38            190             48            365
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                             240            801            244            109
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (206)          (141)           (71)        (1,888)
  Realized gain distributions                                  -              -              -            157
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                                (206)          (141)           (71)        (1,731)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)            (147)           351             26         (4,403)
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (113)         1,011            199         (6,025)
                                                  ==============  =============  =============  =============


                                                      Growth
                                                       and            New            New
                                                     Income B        Value         Value B
                                                  -------------  -------------  -------------
Income:
  Dividends                                                  15             20              4
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 14             24             10
  Administrative fee                                          3              3              2
                                                  -------------  -------------  -------------
    Total expenses                                           17             27             12
                                                  -------------  -------------  -------------
    Net investment income (loss)                             (2)            (7)            (8)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (28)           (46)           (17)
  Realized gain distributions                                 6             59             15
                                                  -------------  -------------  -------------
    Net realized gain (loss)                                (22)            13             (2)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           (236)          (380)          (150)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (260)          (374)          (160)
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                      Putnam
                            ------------------------------------------------------------------------------------------
                                                                                             International   International
                                                             International  International         New             New
                                 Vista         Vista B          Growth        Growth B       Opportunities  Opportunities B
                            --------------  -------------    -------------  -------------    -------------  ---------------
Income:
 Dividends                  $            -              -              240            105               24               1
                            --------------  -------------    -------------  -------------    -------------   -------------
Expenses:
 Mortality and expense
   risk                                 89             12              285            227               31               3
 Administrative fee                     11              2               34             44                4               -
                            --------------  -------------    -------------  -------------    -------------   -------------
    Total expenses                     100             14              319            271               35               3
                            --------------  -------------    -------------  -------------    -------------   -------------
    Net investment
     income (loss)                    (100)           (14)             (79)          (166)             (11)             (2)
                            --------------  -------------    -------------  -------------    -------------   -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares              (1,906)           (20)          (1,418)           (74)          (1,418)            (17)
 Realized gain
   distributions                         -              -                -              -                -               -
                            --------------  -------------    -------------  -------------    -------------   -------------
    Net realized gain
     (loss)                         (1,906)           (20)          (1,418)           (74)          (1,418)            (17)
                            --------------  -------------    -------------  -------------    -------------   -------------
Change in unrealized
 appreciation
 (depreciation)                       (779)          (291)          (3,243)        (3,347)           1,060             (17)
                            --------------  -------------    -------------  -------------    -------------   -------------
    Net increase
     (decrease) in net
     assets from
     operations             $       (2,785)          (325)          (4,740)        (3,587)            (369)            (36)
                            ==============  =============    =============  =============    =============   =============

                              Templeton
                            -------------
                              Templeton
                               Global
                               Income
                            -------------
Income:
 Dividends                             12
                            -------------
Expenses:
 Mortality and expense
   risk                                13
 Administrative fee                     2
                            -------------
    Total expenses                     15
                            -------------
    Net investment
     income (loss)                     (3)
                            -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares                 12
 Realized gain
   distributions                        -
                            -------------
    Net realized gain
     (loss)                            12
                            -------------
Change in unrealized
 appreciation
 (depreciation)                       181
                            -------------
    Net increase
     (decrease) in net
     assets from
     operations                       190
                            =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                  Templeton
                                                  ------------------------------------------------------------------

                                                     Templeton       Franklin         Franklin        Templeton
                                                      Global          Small            Small            Growth
                                                     Income B          Cap             Cap B          Securities
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $            4             19                6               76
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                   4             51               26               37
  Administrative fee                                           1              6                6                4
                                                  --------------  -------------    -------------    -------------
    Total expenses                                             5             57               32               41
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                              (1)           (38)             (26)              35
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  3           (699)             (42)            (239)
  Realized gain distributions                                  -              -                -               70
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                                   3           (699)             (42)            (169)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)              71           (816)            (722)            (516)
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $           73         (1,553)            (790)            (650)
                                                  ==============  =============    =============    =============



                                                    Templeton        Templeton        Templeton
                                                      Growth          Foreign          Foreign
                                                   Securities B      Securities      Securities B
                                                  -------------    -------------    -------------
Income:
  Dividends                                                  39              227               58
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                 18              159               39
  Administrative fee                                          4               19                9
                                                  -------------    -------------    -------------
    Total expenses                                           22              178               48
                                                  -------------    -------------    -------------
    Net investment income (loss)                             17               49               10
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (28)          (3,528)             (83)
  Realized gain distributions                                38                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                                 10           (3,528)             (83)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)           (403)             803             (772)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (376)          (2,676)            (845)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                    Templeton
                            -----------------------------------------------------------------------------------------
                              Templeton       Templeton      Templeton      Templeton       Franklin       Franklin
                              Developing      Developing       Mutual         Mutual       Large Cap      Large Cap
                               Markets         Markets         Shares         Shares         Growth         Growth
                              Securities     Securities B    Securities    Securities B    Securities    Securities B
                            --------------  -------------  -------------  -------------  -------------  -------------
Income:
 Dividends                  $          109             97            132            104             48             37
                            --------------  -------------  -------------  -------------  -------------  -------------
Expenses:
 Mortality and expense
   risk                                 83             91            152            157             71             48
 Administrative fee                     10             17             19             30              8             11
                            --------------  -------------  -------------  -------------  -------------  -------------
    Total expenses                      93            108            171            187             79             59
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net investment
     income (loss)                      16            (11)           (39)           (83)           (31)           (22)
                            --------------  -------------  -------------  -------------  -------------  -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares                (194)            (5)          (498)           (44)       (922.00)           (40)
 Realized gain
   distributions                         -              -            301            258              -              -
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net realized gain
     (loss)                           (194)            (5)          (197)           214           (922)           (40)
                            --------------  -------------  -------------  -------------  -------------  -------------
Change in unrealized
 appreciation
 (depreciation)                        122           (319)        (1,712)        (1,928)          (702)        (1,165)
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets from
     operations             $          (56)          (335)        (1,948)        (1,797)        (1,655)        (1,227)
                            ==============  =============  =============  =============  =============  =============

                              Fidelity
                            -------------

                                 VIP
                               Growth
                              Portfolio
                            -------------
Income:
 Dividends                              8
                            -------------
Expenses:
 Mortality and expense
   risk                                36
 Administrative fee                     4
                            -------------
    Total expenses                     40
                            -------------
    Net investment
     income (loss)                    (32)
                            -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares               (434)
 Realized gain
   distributions                        -
                            -------------
    Net realized gain
     (loss)                          (434)
                            -------------
Change in unrealized
 appreciation
 (depreciation)                      (660)
                            -------------
    Net increase
     (decrease) in net
     assets from
     operations                    (1,126)
                            =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                                                                  Fidelity
                                                  ------------------------------------------------------------------
                                                                                        VIP III        VIP III
                                                        VIP             VIP II          Growth        Growth &
                                                      Growth          Contrafund     Opportunities     Income
                                                    Portfolio B       Portfolio        Portfolio      Portfolio
                                                  --------------    -------------    -------------  -------------
Income:
  Dividends                                       $            1               28                7             32
                                                  --------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                  22               41                8             28
  Administrative fee                                           4                5                1              3
                                                  --------------    -------------    -------------  -------------
    Total expenses                                            26               46                9             31
                                                  --------------    -------------    -------------  -------------
    Net investment income (loss)                             (25)             (18)              (2)             1
                                                  --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (40)            (160)            (104)          (142)
  Realized gain distributions                                  -                -                -              -
                                                  --------------    -------------    -------------  -------------
    Net realized gain (loss)                                 (40)            (160)            (104)          (142)
                                                  --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)            (580)            (189)             (67)          (313)
                                                  --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (645)            (367)            (173)          (454)
                                                  ==============    =============    =============  =============

                                                                        Fidelity
                                                  -----------------------------------------------

                                                       VIP              VIP
                                                     Equity-          Equity-            VIP
                                                     Income           Income         High Income
                                                    Portfolio       Portfolio B      Portfolio B
                                                  -------------    -------------    -------------
Income:
  Dividends                                                  37                9                4
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                 25               18                2
  Administrative fee                                          3                3                -
                                                  -------------    -------------    -------------
    Total expenses                                           28               21                2
                                                  -------------    -------------    -------------
    Net investment income (loss)                              9              (12)               2
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (118)             (15)              (9)
  Realized gain distributions                                50               12                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                                (68)              (3)              (9)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)           (363)            (240)              14
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (422)            (255)               7
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                                  American Century
                                                                    --------------------------------------------

                                                                          VP
                                                                       Income &            VP             VP
                                                                        Growth        International      Value
                                                                    --------------    -------------  -------------
Income:
 Dividends                                                          $          332                4            142
                                                                    --------------    -------------  -------------
Expenses:
 Mortality and expense risk                                                    512                8            214
 Administrative fee                                                             71                1             30
                                                                    --------------    -------------  -------------
    Total expenses                                                             583                9            244
                                                                    --------------    -------------  -------------
    Net investment income (loss)                                              (251)              (5)          (102)
                                                                    --------------    -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                  (167)            (223)          (187)
 Realized gain distributions                                                     -                -            919
                                                                    --------------    -------------  -------------
    Net realized gain (loss)                                                  (167)            (223)           732
                                                                    --------------    -------------  -------------
Change in unrealized appreciation (depreciation)                            (8,344)              87         (3,192)
                                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from operations           $       (8,762)            (141)        (2,562)
                                                                    ==============    =============  =============

                                                                                        New England Zenith
                                                                    --------------------------------------------------
                                                                                        Harris
                                                                        Davis           Oakmark
                                                                       Venture          Focused          Jennison
                                                                       Value E          Value B        Growth B (a)
                                                                    -------------    -------------    -------------
Income:
 Dividends                                                                     88               10                -
                                                                    -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                                   227              151               46
 Administrative fee                                                            39               25                8
                                                                    -------------    -------------    -------------
    Total expenses                                                            266              176               54
                                                                    -------------    -------------    -------------
    Net investment income (loss)                                             (178)            (166)             (54)
                                                                    -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                  (35)             (98)              (2)
 Realized gain distributions                                                    -                -                -
                                                                    -------------    -------------    -------------
    Net realized gain (loss)                                                  (35)             (98)              (2)
                                                                    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                           (2,139)            (652)            (660)
                                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations                  (2,352)            (916)            (716)
                                                                    =============    =============    =============



                                                                         MFS
                                                                      Investors
                                                                     Trust B (a)
                                                                    -------------
Income:
 Dividends                                                                      -
                                                                    -------------
Expenses:
 Mortality and expense risk                                                    39
 Administrative fee                                                             8
                                                                    -------------
    Total expenses                                                             47
                                                                    -------------
    Net investment income (loss)                                              (47)
                                                                    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                    -
 Realized gain distributions                                                    -
                                                                    -------------
    Net realized gain (loss)                                                    -
                                                                    -------------
Change in unrealized appreciation (depreciation)                             (367)
                                                                    -------------
    Net increase (decrease) in net assets from operations                    (414)
                                                                    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                        New England Zenith                       Dreyfus
                                                  ------------------------------     ------------------------------
                                                       MFS              Capital
                                                      Total            Guardian          Stock            Stock
                                                   Return B (a)     US Equity B (a)      Index           Index B
                                                  --------------    ---------------  -------------    -------------
Income:
  Dividends                                       $            -                 -              15               19
                                                  --------------     -------------   -------------    -------------
Expenses:
  Mortality and expense risk                                  21                28              15               18
  Administrative fee                                           5                 6               2                4
                                                  --------------     -------------   -------------    -------------
    Total expenses                                            26                34              17               22
                                                  --------------     -------------   -------------    -------------
    Net investment income (loss)                             (26)              (34)             (2)              (3)
                                                  --------------     -------------   -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -                (5)           (257)             (61)
  Realized gain distributions                                  -                 -               -                -
                                                  --------------     -------------   -------------    -------------
    Net realized gain (loss)                                   -                (5)           (257)             (61)
                                                  --------------     -------------   -------------    -------------
Change in unrealized appreciation (depreciation)              10               (39)            (84)            (317)
                                                  --------------     -------------   -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          (16)              (78)           (343)            (381)
                                                  ==============     =============   =============    =============

                                                                      Dreyfus
                                                  ---------------------------------------------

                                                   Disciplined      Disciplined      Capital
                                                      Stock           Stock B      Appreciation
                                                  -------------    -------------  -------------
Income:
  Dividends                                                   1                2             62
                                                  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                  3                3             77
  Administrative fee                                          -                1              9
                                                  -------------    -------------  -------------
    Total expenses                                            3                4             86
                                                  -------------    -------------  -------------
    Net investment income (loss)                             (2)              (2)           (24)
                                                  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (36)              (2)          (409)
  Realized gain distributions                                 -                -              -
                                                  -------------    -------------  -------------
    Net realized gain (loss)                                (36)              (2)          (409)
                                                  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)            (20)             (66)          (839)
                                                  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (58)             (70)        (1,272)
                                                  =============    =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                        Dreyfus                 Invesco
                                                                     --------------  ----------------------------


                                                                        Capital                           High
                                                                     Appreciation B     Dynamics          Yield
                                                                     --------------  -------------    -------------
Income:
 Dividends                                                           $          144              -              359
                                                                     --------------  -------------    -------------
Expenses:
 Mortality and expense risk                                                     134            201               49
 Administrative fee                                                              26             28                7
                                                                     --------------  -------------    -------------
    Total expenses                                                              160            229               56
                                                                     --------------  -------------    -------------
    Net investment income (loss)                                                (16)          (229)             303
                                                                     --------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                    (59)          (294)            (475)
 Realized gain distributions                                                      -              -                -
                                                                     --------------  -------------    -------------
    Net realized gain (loss)                                                    (59)          (294)            (475)
                                                                     --------------  -------------    -------------
Change in unrealized appreciation (depreciation)                             (2,061)        (5,355)               7
                                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets from operations            $       (2,136)        (5,878)            (165)
                                                                     ==============  =============    =============

                                                                                               PIMCO
                                                                     ---------------------------------------------------------
                                                                                                       StocksPLUS
                                                                         High              Low          Growth &        Total
                                                                         Yield          Duration         Income        Return
                                                                       Portfolio        Portfolio      Portfolio      Portfolio
                                                                     -------------    -------------  -------------  -------------
Income:
 Dividends                                                                      52              173             23          1,313
                                                                     -------------    -------------  -------------  -------------
Expenses:
 Mortality and expense risk                                                      8               67             10            422
 Administrative fee                                                              1                9              2             59
                                                                     -------------    -------------  -------------  -------------
    Total expenses                                                               9               76             12            481
                                                                     -------------    -------------  -------------  -------------
    Net investment income (loss)                                                43               97             11            832
                                                                     -------------    -------------  -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                   (17)               3            (16)            43
 Realized gain distributions                                                     -               53              -            447
                                                                     -------------    -------------  -------------  -------------
    Net realized gain (loss)                                                   (17)              56            (16)           490
                                                                     -------------    -------------  -------------  -------------
Change in unrealized appreciation (depreciation)                               (24)             127           (192)         1,036
                                                                     -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from operations                        2              280           (197)         2,358
                                                                     =============    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)

                                                            Scudder I                First American
                                                  -----------------------------      --------------

                                                                                          FAIP
                                                   International    International    Equity Income
                                                     Portfolio       Portfolio B           IA             Total
                                                  --------------    -------------    --------------   -------------
Income:
  Dividends                                       $           25               21              407           41,775
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                  35               56              256           32,250
  Administrative fee                                           4               11               31            4,372
                                                  --------------    -------------    -------------    -------------
    Total expenses                                            39               67              287           36,622
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                             (14)             (46)             120            5,153
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (478)             (34)            (436)         (97,898)
  Realized gain distributions                                  -                -                -           63,559
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                                (478)             (34)            (436)         (34,339)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)            (114)            (860)          (3,905)        (470,010)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $         (606)            (940)          (4,221)        (499,196)
                                                  ==============    =============    =============    =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                      Growth and     Growth and        Bond           Bond        Developing
                                                        Income         Income        Debenture      Debenture       Growth
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,680)            11          9,962          1,637           (347)
  Net realized gain (loss)                                  43,319         11,737         (2,705)           (46)        (2,085)
  Change in unrealized appreciation (depreciation)        (191,083)       (36,988)        (9,911)        (1,377)        (6,587)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations               (151,444)       (25,240)        (2,654)           214         (9,019)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                     3,177         49,057            580         18,524             77
  Transfers between sub-accounts (including fixed
   account), net                                            (4,981)        84,318          1,262         29,483         (3,257)
  Transfers for contract benefits and terminations         (75,879)        (4,691)       (14,043)        (1,845)        (1,967)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (77,683)       128,684        (12,201)        46,162         (5,147)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (229,127)       103,444        (14,855)        46,376        (14,166)
Net assets at beginning of period                          819,387         60,188        141,172         13,839         32,694
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      590,260        163,632        126,317         60,215         18,528
                                                    ==============  =============  =============  =============  =============


                                                     Lord Abbett    Lord Abbett
                                                     Developing       Mid-Cap
                                                       Growth          Value
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (48)          (643)
  Net realized gain (loss)                                    (23)         3,628
  Change in unrealized appreciation (depreciation)         (1,237)       (11,189)
                                                    -------------  -------------
    Net increase (decrease) from operations                (1,308)        (8,204)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -
  MetLife Investors Insurance Company redemptions               -              -
  Payments received from contract owners                      763            575
  Transfers between sub-accounts (including fixed
   account), net                                            2,540         11,746
  Transfers for contract benefits and terminations           (144)        (5,175)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  3,159          7,146
                                                    -------------  -------------
    Net increase (decrease) in net assets                   1,851         (1,058)
Net assets at beginning of period                           2,413         69,961
                                                    -------------  -------------
Net assets at end of period                                 4,264         68,903
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                      Lord Abbett                                       JP Morgan
                                                        Mid-Cap         JP Morgan      JP Morgan          Small
                                                         Value         Quality Bond   Quality Bond      Cap Stock
                                                      Portfolio B       Portfolio     Portfolio B       Portfolio
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (213)           2,741            990             (722)
  Net realized gain (loss)                                   1,892            1,344             21           (3,032)
  Change in unrealized appreciation (depreciation)          (5,454)           2,277            197          (10,253)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                 (3,775)           6,362          1,208          (14,007)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -              -                -
  MetLife Investors Insurance Company redemptions                -                -              -                -
  Payments received from contract owners                    10,238              543          8,076              173
  Transfers between sub-accounts (including fixed
   account), net                                            26,628            2,158         12,578           (6,498)
  Transfers for contract benefits and terminations          (1,171)         (10,448)          (582)          (6,086)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  35,695           (7,747)        20,072          (12,411)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                   31,920           (1,385)        21,280          (26,418)
Net assets at beginning of period                           15,669           89,494          6,704           68,012
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $       47,589           88,109         27,984           41,594
                                                    ==============    =============  =============    =============


                                                      JP Morgan        JP Morgan        JP Morgan
                                                        Small          Enhanced         Enhanced
                                                      Cap Stock          Index            Index
                                                     Portfolio B       Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (19)            (655)             (12)
  Net realized gain (loss)                                    (28)         (14,517)             (87)
  Change in unrealized appreciation (depreciation)           (340)         (24,828)          (1,167)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                  (387)         (40,000)          (1,266)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                -
  MetLife Investors Insurance Company redemptions               -                -                -
  Payments received from contract owners                      547              278              449
  Transfers between sub-accounts (including fixed
   account), net                                              813          (13,487)           1,968
  Transfers for contract benefits and terminations            (44)         (14,179)            (298)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  1,316          (27,388)           2,119
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                     929          (67,388)             853
Net assets at beginning of period                             837          166,440            3,260
                                                    -------------    -------------    -------------
Net assets at end of period                                 1,766           99,052            4,113
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                       JP Morgan        JP Morgan      JP Morgan        JP Morgan
                                                        Select           Select      International    International
                                                        Equity           Equity         Equity           Equity
                                                       Portfolio       Portfolio B     Portfolio       Portfolio B
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,059)             (36)          (824)             (18)
  Net realized gain (loss)                                 (10,457)             (70)        (9,963)             (59)
  Change in unrealized appreciation (depreciation)         (31,882)          (1,768)          (427)            (167)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                (43,398)          (1,874)       (11,214)            (244)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -              -                -
  MetLife Investors Insurance Company redemptions                -                -              -                -
  Payments received from contract owners                       297              678            111              145
  Transfers between sub-accounts (including fixed
   account), net                                           (15,734)           2,873         (8,281)             688
  Transfers for contract benefits and terminations         (14,273)            (205)        (6,864)             (77)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (29,710)           3,346        (15,034)             756
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  (73,108)           1,472        (26,248)             512
Net assets at beginning of period                          171,679            4,799         72,080              991
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $       98,571            6,271         45,832            1,503
                                                    ==============    =============  =============    =============


                                                         Met        Oppenheimer       PIMCO
                                                       Putnam         Capital         Money
                                                      Research      Appreciation     Market
                                                     Portfolio B    Portfolio B    Portfolio B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (30)          (161)           (86)
  Net realized gain (loss)                                    (19)           (47)             -
  Change in unrealized appreciation (depreciation)           (575)        (1,954)             -
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                  (624)        (2,162)           (86)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                    4,019         14,008         25,193
  Transfers between sub-accounts (including fixed
   account), net                                            1,766          7,814          2,178
  Transfers for contract benefits and terminations           (112)          (320)        (4,087)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  5,673         21,502         23,284
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                   5,049         19,340         23,198
Net assets at beginning of period                           1,046          2,433          4,740
                                                    -------------  -------------  -------------
Net assets at end of period                                 6,095         21,773         27,938
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                         Janus       Lord Abbett      Lord Abbett       PIMCO
                                                      Aggressive       Growth           Growth       Total Return
                                                        Growth       Opportunity      Opportunity        Bond
                                                      Portfolio B     Portfolio       Portfolio B    Portfolio B
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (66)           (18)            (129)          (427)
  Net realized gain (loss)                                     (43)           (38)             (31)            28
  Change in unrealized appreciation (depreciation)          (1,106)          (306)          (2,690)         2,550
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                 (1,215)          (362)          (2,850)         2,151
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -                -              -
  MetLife Investors Insurance Company redemptions                -              -                -              -
  Payments received from contract owners                     5,884             71            2,717         41,164
  Transfers between sub-accounts (including fixed
   account), net                                             3,239          1,318            7,936         24,593
  Transfers for contract benefits and terminations            (118)          (101)            (343)          (746)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   9,005          1,288           10,310         65,011
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                    7,790            926            7,460         67,162
Net assets at beginning of period                            1,196            757            5,435          2,299
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $        8,986          1,683           12,895         69,461
                                                    ==============  =============    =============  =============


                                                                        MFS            MFS
                                                        PIMCO         Mid Cap       Research
                                                     Innovation       Growth      International
                                                     Portfolio B    Portfolio B    Portfolio B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (20)           (91)           (60)
  Net realized gain (loss)                                    (92)            31           (234)
  Change in unrealized appreciation (depreciation)           (679)        (2,260)          (178)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                  (791)        (2,320)          (472)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                    1,312          7,516          7,199
  Transfers between sub-accounts (including fixed
   account), net                                              631          4,735          3,931
  Transfers for contract benefits and terminations            (31)          (153)           (50)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  1,912         12,098         11,080
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                   1,121          9,778         10,608
Net assets at beginning of period                             676          1,782            851
                                                    -------------  -------------  -------------
Net assets at end of period                                 1,797         11,560         11,459
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                           Met Investors
                                                    -----------------------------------------------------------
                                                      MIST SSR         MIST AIM         MIST AIM         MIST Third
                                                    Concentrated        MidCap          Small Cap         Ave Small
                                                    International     Core Equity        Growth           Cap Value
                                                     Portfolio B      Portfolio B      Portfolio B     Portfolio B (a)
                                                    -------------    -------------    -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (23)             (50)             (62)              (17)
  Net realized gain (loss)                                    (21)             (23)             (11)                6
  Change in unrealized appreciation (depreciation)           (202)            (428)            (856)              (36)
                                                    -------------    -------------    -------------     -------------
    Net increase (decrease) from operations                  (246)            (501)            (929)              (47)
                                                    -------------    -------------    -------------     -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                -                 1
  MetLife Investors Insurance Company redemptions               -                -                -                 -
  Payments received from contract owners                    3,392            5,278            6,387             4,750
  Transfers between sub-accounts (including fixed
   account), net                                            1,456            1,374            3,338             2,494
  Transfers for contract benefits and terminations            (46)             (39)             (44)              (23)
                                                    -------------    -------------    -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                                  4,802            6,613            9,681             7,222
                                                    -------------    -------------    -------------     -------------
    Net increase (decrease) in net assets                   4,556            6,112            8,752             7,175
Net assets at beginning of period                              29              180              220                 -
                                                    -------------    -------------    -------------     -------------
Net assets at end of period                         $       4,585            6,292            8,972             7,175
                                                    =============    =============    =============     =============

                                                         GACC                 Russell
                                                    -------------  ----------------------------

                                                                       Multi-
                                                        Money          Style        Aggressive
                                                        Market         Equity         Equity
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                701           (358)          (129)
  Net realized gain (loss)                                    141         (2,842)          (302)
  Change in unrealized appreciation (depreciation)           (761)        (9,682)        (1,651)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                    81        (12,882)        (2,082)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                      253            483             85
  Transfers between sub-accounts (including fixed
   account), net                                           10,365           (347)          (493)
  Transfers for contract benefits and terminations        (11,055)        (2,777)          (531)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (437)        (2,641)          (939)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                    (356)       (15,523)        (3,021)
Net assets at beginning of period                          36,431         52,768         10,609
                                                    -------------  -------------  -------------
Net assets at end of period                                36,075         37,245          7,588
                                                    =============  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                               Russell                                                  AIM
                            --------------------------------------------  --------------------------------------------
                                                                Real                          V.I.           V.I.
                                                 Core          Estate          V.I.         Premier        Capital
                                Non-US           Bond        Securities   Premier Equity  Equity B (a)   Appreciation
                            --------------  -------------  -------------  -------------- -------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
   (loss)                   $           19            524            107           (713)            (1)          (540)
 Net realized gain (loss)           (1,120)           976             69         (7,659)            (3)        (5,331)
 Change in unrealized
   appreciation
   (depreciation)                   (1,854)           925           (126)       (17,905)           (45)        (5,954)
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) from
     operations                     (2,955)         2,425             50        (26,277)           (49)       (11,825)
                            --------------  -------------  -------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors
   Insurance Company
   payments                              -              -              -              -              1              -
 MetLife Investors
   Insurance Company
   redemptions                           -              -              -              -              -              -
 Payments received from
   contract owners                     149            177             45          1,294            218            945
 Transfers between
   sub-accounts
   (including fixed
   account), net                      (635)          (721)            76         (2,473)           391         (1,754)
 Transfers for contract
   benefits and
   terminations                     (1,016)        (3,163)          (262)        (4,996)             -         (2,745)
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets from
     contract
     transactions                   (1,502)        (3,707)          (141)        (6,175)           610         (3,554)
                            --------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets                         (4,457)        (1,282)           (91)       (32,452)           561        (15,379)
Net assets at beginning
 of period                          18,894         35,000          2,711         82,860              -         46,183
                            --------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of
 period                     $       14,437         33,718          2,620         50,408            561         30,804
                            ==============  =============  =============  =============  =============  =============


                                   V.I.
                                 Capital
                            Appreciation B (a)
                            ------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
   (loss)                                (1)
 Net realized gain (loss)                (3)
 Change in unrealized
   appreciation
   (depreciation)                       (13)
                              -------------
    Net increase
     (decrease) from
     operations                         (17)
                              -------------
Contract transactions:
 MetLife Investors
   Insurance Company
   payments                               -
 MetLife Investors
   Insurance Company
   redemptions                            -
 Payments received from
   contract owners                      179
 Transfers between
   sub-accounts
   (including fixed
   account), net                        237
 Transfers for contract
   benefits and
   terminations                           -
                              -------------
    Net increase
     (decrease) in net
     assets from
     contract
     transactions                       416
                              -------------
    Net increase
     (decrease) in net
     assets                             399
Net assets at beginning
 of period                                -
                              -------------
Net assets at end of
 period                                 399
                              =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                     AIM                                                Alliance
                        -----------------------------  -------------------------------------------------------------
                                                                                         Bernstein      Bernstein
                             V.I.           V.I.          Premier        Premier        Real Estate    Real Estate
                         International  International     Growth         Growth         Investment     Investment
                            Growth      Growth B (a)     Portfolio     Portfolio B       Portfolio     Portfolio B
                        --------------  -------------  -------------  -------------    -------------  -------------
Increase (decrease)
 in net assets from
 operations:
 Net investment
   income (loss)        $          (52)             -           (618)          (384)             129             83
 Net realized gain
   (loss)                       (1,105)             -         (7,989)           (45)             255             (3)
 Change in
   unrealized
   appreciation
   (depreciation)                   75             (1)        (9,199)        (8,553)            (230)          (227)
                        --------------  -------------  -------------  -------------    -------------  -------------
    Net increase
     (decrease)
     from operations            (1,082)            (1)       (17,806)        (8,982)             154           (147)
                        --------------  -------------  -------------  -------------    -------------  -------------
Contract
 transactions:
 MetLife Investors
   Insurance
   Company payments                  -              -              -              -                -              -
 MetLife Investors
   Insurance
   Company
   redemptions                       -              -              -              -                -              -
 Payments received
   from contract
   owners                          118             13            368         11,768              104          4,831
 Transfers between
   sub-accounts
   (including fixed
   account), net                  (296)            18         (6,330)        16,933             (422)         5,582
 Transfers for
   contract
   benefits and
   terminations                   (577)             -         (2,713)          (796)            (578)          (361)
                        --------------  -------------  -------------  -------------    -------------  -------------
    Net increase
     (decrease) in
     net assets
     from contract
     transactions                 (755)            31         (8,675)        27,905             (896)        10,052
                        --------------  -------------  -------------  -------------    -------------  -------------
    Net increase
     (decrease) in
     net assets                 (1,837)            30        (26,481)        18,923             (742)         9,905
Net assets at
 beginning of period             6,882              -         59,399         15,485           11,188          5,134
                        --------------  -------------  -------------  -------------    -------------  -------------
Net assets at end
 of period              $        5,045             30         32,918         34,408           10,446         15,039
                        ==============  =============  =============  =============    =============  =============



                          Bernstein
                          Small Cap
                         Portfolio B
                        -------------
Increase (decrease)
 in net assets from
 operations:
 Net investment
   income (loss)                   (7)
 Net realized gain
   (loss)                          (6)
 Change in
   unrealized
   appreciation
   (depreciation)                 (30)
                        -------------
    Net increase
     (decrease)
     from operations              (43)
                        -------------
Contract
 transactions:
 MetLife Investors
   Insurance
   Company payments                 -
 MetLife Investors
   Insurance
   Company
   redemptions                      -
 Payments received
   from contract
   owners                         353
 Transfers between
   sub-accounts
   (including fixed
   account), net                1,135
 Transfers for
   contract
   benefits and
   terminations                   (15)
                        -------------
    Net increase
     (decrease) in
     net assets
     from contract
     transactions               1,473
                        -------------
    Net increase
     (decrease) in
     net assets                 1,430
Net assets at
 beginning of period               76
                        -------------
Net assets at end
 of period                      1,506
                        =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                    Alliance        Liberty                              Goldman Sachs
                                 --------------  -------------    ----------------------------------------------------------
                                                    Newport
                                    Bernstein        Tiger            Growth
                                      Value          Fund,             and       International      Global        Internet
                                   Portfolio B      Variable          Income        Equity        Income (b)   Tollkeeper (b)
                                 --------------  -------------    -------------  -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $           (6)            (2)              (2)            (9)            (9)            (3)
 Net realized gain (loss)                     -             47             (290)          (363)           (48)          (195)
 Change in unrealized
   appreciation (depreciation)              (46)          (161)            (411)          (106)            52             11
                                 --------------  -------------    -------------  -------------  -------------  -------------
    Net increase (decrease)
     from operations                        (52)          (116)            (703)          (478)            (5)          (187)
                                 --------------  -------------    -------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                           -              -                -              -              -              -
 MetLife Investors Insurance
   Company redemptions                        -              -                -              -              -              -
 Payments received from
   contract owners                          249              4              102              4            134             21
 Transfers between
   sub-accounts (including
   fixed account), net                      363            (75)            (543)          (250)        (1,945)          (931)
 Transfers for contract
   benefits and terminations                (15)           (21)            (430)          (162)           (19)            (5)
                                 --------------  -------------    -------------  -------------  -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions                  597            (92)            (871)          (408)        (1,830)          (915)
                                 --------------  -------------    -------------  -------------  -------------  -------------
    Net increase (decrease)
     in net assets                          545           (208)          (1,574)          (886)        (1,835)        (1,102)
Net assets at beginning of
 period                                     214            786            6,020          2,705          1,835          1,102
                                 --------------  -------------    -------------  -------------  -------------  -------------
Net assets at end of period      $          759            578            4,446          1,819              -              -
                                 ==============  =============    =============  =============  =============  =============

                                  Scudder II
                                 -------------
                                    Dreman
                                  High Return
                                    Equity
                                   Portfolio
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)               (1)
 Net realized gain (loss)                   (3)
 Change in unrealized
   appreciation (depreciation)             (49)
                                 -------------
    Net increase (decrease)
     from operations                       (53)
                                 -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                          -
 MetLife Investors Insurance
   Company redemptions                       -
 Payments received from
   contract owners                           -
 Transfers between
   sub-accounts (including
   fixed account), net                     176
 Transfers for contract
   benefits and terminations                (2)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions                 174
                                 -------------
    Net increase (decrease)
     in net assets                         121
Net assets at beginning of
 period                                    135
                                 -------------
Net assets at end of period                256
                                 =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                     Scudder II
                                                    --------------------------------------------  --------------
                                                                      SVS Dreman
                                                       Small Cap      Small Cap      Government
                                                        Growth          Value        Securities
                                                       Portfolio      Portfolio      Portfolio         Bond
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (29)           (57)            63             65
  Net realized gain (loss)                                    (735)           245             31             32
  Change in unrealized appreciation (depreciation)            (175)          (951)           147             10
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                   (939)          (763)           241            107
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -
  Payments received from contract owners                        76            214             77              1
  Transfers between sub-accounts (including fixed
   account), net                                               377             62          1,135             88
  Transfers for contract benefits and terminations            (539)          (308)          (303)          (670)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     (86)           (32)           909           (581)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (1,025)          (795)         1,150           (474)
Net assets at beginning of period                            2,592          5,658          2,913          1,739
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $        1,567          4,863          4,063          1,265
                                                    ==============  =============  =============  =============




                                                                                    Investors
                                                       Research      Research B       Trust
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (147)           (12)          (185)
  Net realized gain (loss)                                 (2,240)           (19)        (1,226)
  Change in unrealized appreciation (depreciation)         (1,611)          (194)        (4,287)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                (3,998)          (225)        (5,698)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                       41            270            313
  Transfers between sub-accounts (including fixed
   account), net                                           (1,974)           222           (778)
  Transfers for contract benefits and terminations           (790)           (17)        (1,551)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (2,723)           475         (2,016)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                  (6,721)           250         (7,714)
Net assets at beginning of period                          16,691            738         26,051
                                                    -------------  -------------  -------------
Net assets at end of period                                 9,970            988         18,337
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                       MFS
                                                    ---------------------------------------------------------------------------


                                                       Investors       Emerging       Emerging         High           High
                                                        Trust B         Growth        Growth B        Income        Income B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (159)          (202)            (8)           434            295
  Net realized gain (loss)                                     (73)        (3,957)           (11)          (209)            (2)
  Change in unrealized appreciation (depreciation)          (3,501)        (2,457)          (202)          (142)           (78)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                 (3,733)        (6,616)          (221)            83            215
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                     3,534            122            285             49          5,482
  Transfers between sub-accounts (including fixed
   account), net                                             7,300         (2,025)           148          1,087          7,038
  Transfers for contract benefits and terminations            (557)          (803)           (14)          (426)          (308)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  10,277         (2,706)           419            710         12,212
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    6,544         (9,322)           198            793         12,427
Net assets at beginning of period                            9,123         19,800            434          7,466          2,904
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $       15,667         10,478            632          8,259         15,331
                                                    ==============  =============  =============  =============  =============




                                                      Strategic        Strategic
                                                       Income          Income B
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  1               (8)
  Net realized gain (loss)                                      8                -
  Change in unrealized appreciation (depreciation)             88               90
                                                    -------------    -------------
    Net increase (decrease) from operations                    97               82
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -
  MetLife Investors Insurance Company redemptions               -                -
  Payments received from contract owners                        2            1,058
  Transfers between sub-accounts (including fixed
   account), net                                            1,397            1,185
  Transfers for contract benefits and terminations            (57)             (19)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  1,342            2,224
                                                    -------------    -------------
    Net increase (decrease) in net assets                   1,439            2,306
Net assets at beginning of period                             222                8
                                                    -------------    -------------
Net assets at end of period                                 1,661            2,314
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                     MFS                                 MetLife                             Oppenheimer
                        -----------------------------  -------------------------------------------  ----------------------------
                                                          Putnam         Putnam                                     Main Street
                                                       International    Large Cap        Stock                        Growth
                              New            New           Stock         Growth          Index         Capital           &
                           Discovery     Discovery B     Portfolio      Portfolio     Portfolio B    Appreciation     Income
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease)
 in net assets from
 operations:
 Net investment
   income (loss)        $          (82)          (180)            (2)            (6)           (53)           (67)           (67)
 Net realized gain
   (loss)                         (506)           (16)           (33)           (40)          (207)        (1,115)        (1,383)
 Change in
   unrealized
   appreciation
   (depreciation)               (1,825)        (4,148)           (37)          (117)          (879)        (1,922)        (1,179)
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease)
     from operations            (2,413)        (4,344)           (72)          (163)        (1,139)        (3,104)        (2,629)
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Contract
 transactions:
 MetLife Investors
   Insurance
   Company payments                  -              -              -              -              -              -              -
 MetLife Investors
   Insurance
   Company
   redemptions                       -              -              -              -              -              -              -
 Payments received
   from contract
   owners                           77          6,226              -              4          5,858             25             48
 Transfers between
   sub-accounts
   (including fixed
   account), net                   911          8,581            (26)           (17)         3,817           (733)        (1,736)
 Transfers for
   contract
   benefits and
   terminations                   (310)          (371)           (33)           (69)           (78)          (667)          (940)
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     from contract
     transactions                  678         14,436            (59)           (82)         9,597         (1,375)        (2,628)
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets                 (1,735)        10,092           (131)          (245)         8,458         (4,479)        (5,257)
Net assets at
 beginning of period             6,702          6,966            399            546            476         11,201         13,409
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end
 of period              $        4,967         17,058            268            301          8,934          6,722          8,152
                        ==============  =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                                     Oppenheimer
                                                                    ---------------------------------------------

                                                                      High Income        Bond      Strategic Bond
                                                                    --------------  -------------  --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $          240            801            244
 Net realized gain (loss)                                                     (206)          (141)           (71)
 Change in unrealized appreciation (depreciation)                             (147)           351             26
                                                                    --------------  -------------  -------------
    Net increase (decrease) from operations                                   (113)         1,011            199
                                                                    --------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                    -              -              -
 MetLife Investors Insurance Company redemptions                                 -              -              -
 Payments received from contract owners                                          7            111             12
 Transfers between sub-accounts (including fixed account), net                  61            569           (250)
 Transfers for contract benefits and terminations                             (306)          (815)          (191)
                                                                    --------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                             (238)          (135)          (429)
                                                                    --------------  -------------  -------------
    Net increase (decrease) in net assets                                     (351)           876           (230)
Net assets at beginning of period                                            2,900         13,216          3,649
                                                                    --------------  -------------  -------------
Net assets at end of period                                         $        2,549         14,092          3,419
                                                                    ==============  =============  =============

                                                                                              Putnam
                                                                    ----------------------------------------------------------
                                                                      Growth and     Growth and
                                                                        Income        Income B      New Value     New Value B
                                                                    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                 109             (2)            (7)            (8)
 Net realized gain (loss)                                                  (1,731)           (22)            13             (2)
 Change in unrealized appreciation (depreciation)                          (4,403)          (236)          (380)          (150)
                                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                                (6,025)          (260)          (374)          (160)
                                                                    -------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                   -              -              -              -
 MetLife Investors Insurance Company redemptions                                -              -              -              -
 Payments received from contract owners                                       278            332             22            395
 Transfers between sub-accounts (including fixed account), net             (1,818)           371            140            377
 Transfers for contract benefits and terminations                          (1,831)           (54)          (160)           (17)
                                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          (3,371)           649              2            755
                                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                                  (9,396)           389           (372)           595
Net assets at beginning of period                                          30,855            907          2,069            346
                                                                    -------------  -------------  -------------  -------------
Net assets at end of period                                                21,459          1,296          1,697            941
                                                                    =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                  Putnam
                        ------------------------------------------------------------------------------------------

                                                                                         International     International
                                                         International    International       New               New
                             Vista           Vista B        Growth          Growth B     Opportunities    Opportunities B
                        --------------    -------------  -------------    -------------  -------------    ---------------
Increase (decrease)
 in net assets from
 operations:
 Net investment
   income (loss)        $         (100)             (14)           (79)            (166)           (11)               (2)
 Net realized gain
   (loss)                       (1,906)             (20)        (1,418)             (74)        (1,418)              (17)
 Change in
   unrealized
   appreciation
   (depreciation)                 (779)            (291)        (3,243)          (3,347)         1,060               (17)
                        --------------    -------------  -------------    -------------  -------------     -------------
    Net increase
     (decrease)
     from operations            (2,785)            (325)        (4,740)          (3,587)          (369)              (36)
                        --------------    -------------  -------------    -------------  -------------     -------------
Contract
 transactions:
 MetLife Investors
   Insurance
   Company payments                  -                -              -                -              -                 -
 MetLife Investors
   Insurance
   Company
   redemptions                       -                -              -                -              -                 -
 Payments received
   from contract
   owners                           39              301            267            9,090             10                36
 Transfers between
   sub-accounts
   (including fixed
   account), net                (1,230)             902           (776)          11,888           (458)              166
 Transfers for
   contract
   benefits and
   terminations                   (355)             (29)        (1,184)            (603)           (95)               (4)
                        --------------    -------------  -------------    -------------  -------------     -------------
    Net increase
     (decrease) in
     net assets
     from contract
     transactions               (1,546)           1,174         (1,693)          20,375           (543)              198
                        --------------    -------------  -------------    -------------  -------------     -------------
    Net increase
     (decrease) in
     net assets                 (4,331)             849         (6,433)          16,788           (912)              162
Net assets at
 beginning of period             9,575              274         25,753            9,561          2,867                95
                        --------------    -------------  -------------    -------------  -------------     -------------
Net assets at end
 of period              $        5,244            1,123         19,320           26,349          1,955               257
                        ==============    =============  =============    =============  =============     =============

                          Templeton
                        -------------

                          Templeton
                           Global
                           Income
                        -------------
Increase (decrease)
 in net assets from
 operations:
 Net investment
   income (loss)                   (3)
 Net realized gain
   (loss)                          12
 Change in
   unrealized
   appreciation
   (depreciation)                 181
                        -------------
    Net increase
     (decrease)
     from operations              190
                        -------------
Contract
 transactions:
 MetLife Investors
   Insurance
   Company payments                 -
 MetLife Investors
   Insurance
   Company
   redemptions                      -
 Payments received
   from contract
   owners                           6
 Transfers between
   sub-accounts
   (including fixed
   account), net                   15
 Transfers for
   contract
   benefits and
   terminations                   (54)
                        -------------
    Net increase
     (decrease) in
     net assets
     from contract
     transactions                 (33)
                        -------------
    Net increase
     (decrease) in
     net assets                   157
Net assets at
 beginning of period              967
                        -------------
Net assets at end
 of period                      1,124
                        =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                               Templeton
                                                    ---------------------------------------------------------------
                                                       Templeton         Franklin       Franklin        Templeton
                                                        Global            Small          Small            Growth
                                                       Income B            Cap           Cap B          Securities
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           (1)             (38)           (26)              35
  Net realized gain (loss)                                       3             (699)           (42)            (169)
  Change in unrealized appreciation (depreciation)              71             (816)          (722)            (516)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                     73           (1,553)          (790)            (650)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -              -                -
  MetLife Investors Insurance Company redemptions                -                -              -                -
  Payments received from contract owners                        27                8            663               21
  Transfers between sub-accounts (including fixed
   account), net                                               232              464          1,343              (96)
  Transfers for contract benefits and terminations             (29)            (244)           (70)            (208)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     230              228          1,936             (283)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                      303           (1,325)         1,146             (933)
Net assets at beginning of period                              189            5,066          1,523            3,339
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $          492            3,741          2,669            2,406
                                                    ==============    =============  =============    =============

                                                                       Templeton
                                                    -----------------------------------------------
                                                      Templeton        Templeton        Templeton
                                                        Growth          Foreign          Foreign
                                                     Securities B      Securities      Securities B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 17               49               10
  Net realized gain (loss)                                     10           (3,528)             (83)
  Change in unrealized appreciation (depreciation)           (403)             803             (772)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                  (376)          (2,676)            (845)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                -
  MetLife Investors Insurance Company redemptions               -                -                -
  Payments received from contract owners                      245              150              722
  Transfers between sub-accounts (including fixed
   account), net                                              652             (226)           2,798
  Transfers for contract benefits and terminations            (41)            (745)            (115)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    856             (821)           3,405
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                     480           (3,497)           2,560
Net assets at beginning of period                           1,124           14,076            2,124
                                                    -------------    -------------    -------------
Net assets at end of period                                 1,604           10,579            4,684
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                           Templeton
                                   -----------------------------------------------------------------------------------------
                                     Templeton       Templeton        Templeton      Templeton         Franklin       Franklin
                                     Developing      Developing         Mutual         Mutual         Large Cap      Large Cap
                                      Markets         Markets           Shares         Shares           Growth         Growth
                                     Securities     Securities B      Securities    Securities B      Securities    Securities B
                                   --------------  -------------    -------------  -------------    -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)      $           16            (11)             (39)           (83)             (31)           (22)
 Net realized gain (loss)                    (194)            (5)            (197)           214             (922)           (40)
 Change in unrealized
   appreciation (depreciation)                122           (319)          (1,712)        (1,928)            (702)        (1,165)
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                          (56)          (335)          (1,948)        (1,797)          (1,655)        (1,227)
                                   --------------  -------------    -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                             -              -                -              -                -              -
 MetLife Investors Insurance
   Company redemptions                          -              -                -              -                -              -
 Payments received from
   contract owners                            101          3,242               79          3,480               29            912
 Transfers between sub-accounts
   (including fixed account),
   net                                       (681)         3,462             (593)         6,243               82          2,835
 Transfers for contract
   benefits and terminations                 (370)          (222)            (722)          (390)            (730)          (172)
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in
     net assets from contract
     transactions                            (950)         6,482           (1,236)         9,333             (619)         3,575
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in
     net assets                            (1,006)         6,147           (3,184)         7,536           (2,274)         2,348
Net assets at beginning of
 period                                     6,823          3,724           12,529          7,716            6,908          2,752
                                   --------------  -------------    -------------  -------------    -------------  -------------
Net assets at end of period        $        5,817          9,871            9,345         15,252            4,634          5,100
                                   ==============  =============    =============  =============    =============  =============

                                     Fidelity
                                   -------------

                                        VIP
                                      Growth
                                     Portfolio
                                   -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)                (32)
 Net realized gain (loss)                   (434)
 Change in unrealized
   appreciation (depreciation)              (660)
                                   -------------
    Net increase (decrease)
     from operations                      (1,126)
                                   -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                            -
 MetLife Investors Insurance
   Company redemptions                         -
 Payments received from
   contract owners                            11
 Transfers between sub-accounts
   (including fixed account),
   net                                      (131)
 Transfers for contract
   benefits and terminations                (286)
                                   -------------
    Net increase (decrease) in
     net assets from contract
     transactions                           (406)
                                   -------------
    Net increase (decrease) in
     net assets                           (1,532)
Net assets at beginning of
 period                                    3,731
                                   -------------
Net assets at end of period                2,199
                                   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002
(In thousands of dollars)


                                                                                                    Fidelity
                                                    ------------------------------------------------------------------
                                                                                        VIP III          VIP III
                                                          VIP             VIP II        Growth          Growth &
                                                        Growth          Contrafund   Opportunities       Income
                                                      Portfolio B       Portfolio      Portfolio        Portfolio
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (25)             (18)            (2)               1
  Net realized gain (loss)                                     (40)            (160)          (104)            (142)
  Change in unrealized appreciation (depreciation)            (580)            (189)           (67)            (313)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                   (645)            (367)          (173)            (454)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -              -                -
  MetLife Investors Insurance Company redemptions                -                -              -                -
  Payments received from contract owners                     1,183                2              -                1
  Transfers between sub-accounts (including fixed
   account), net                                               883             (134)          (139)            (123)
  Transfers for contract benefits and terminations             (37)            (199)           (14)            (107)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   2,029             (331)          (153)            (229)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                    1,384             (698)          (326)            (683)
Net assets at beginning of period                              844            3,568            806            2,670
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $        2,228            2,870            480            1,987
                                                    ==============    =============  =============    =============


                                                         VIP              VIP
                                                       Equity-          Equity-            VIP
                                                       Income           Income         High Income
                                                      Portfolio       Portfolio B      Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  9              (12)               2
  Net realized gain (loss)                                    (68)              (3)              (9)
  Change in unrealized appreciation (depreciation)           (363)            (240)              14
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                  (422)            (255)               7
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                -
  MetLife Investors Insurance Company redemptions               -                -                -
  Payments received from contract owners                        2            1,416              162
  Transfers between sub-accounts (including fixed
   account), net                                             (130)             883               91
  Transfers for contract benefits and terminations           (100)             (35)              (1)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (228)           2,264              252
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                    (650)           2,009              259
Net assets at beginning of period                           2,320              506               36
                                                    -------------    -------------    -------------
Net assets at end of period                                 1,670            2,515              295
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)

                                                                                  American Century
                                                                    --------------------------------------------  --------------

                                                                          VP                                          Davis
                                                                       Income &          VP             VP           Venture
                                                                        Growth      International      Value         Value E
                                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $         (251)            (5)          (102)          (178)
 Net realized gain (loss)                                                     (167)          (223)           732            (35)
 Change in unrealized appreciation (depreciation)                           (8,344)            87         (3,192)        (2,139)
                                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                                 (8,762)          (141)        (2,562)        (2,352)
                                                                    --------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                    -              -              -              -
 MetLife Investors Insurance Company redemptions                                 -              -              -              -
 Payments received from contract owners                                     14,154            119          2,564         21,245
 Transfers between sub-accounts (including fixed account), net              17,201            (49)           235         15,064
 Transfers for contract benefits and terminations                           (1,774)           (25)          (749)          (469)
                                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           29,581             45          2,050         35,840
                                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                                   20,819            (96)          (512)        33,488
Net assets at beginning of period                                           29,456            638         15,094          3,694
                                                                    --------------  -------------  -------------  -------------
Net assets at end of period                                         $       50,275            542         14,582         37,182
                                                                    ==============  =============  =============  =============


                                                                       Harris
                                                                       Oakmark                         MFS
                                                                       Focused        Jennison      Investors
                                                                       Value B      Growth B (a)   Trust B (a)
                                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                (166)           (54)           (47)
 Net realized gain (loss)                                                     (98)            (2)             -
 Change in unrealized appreciation (depreciation)                            (652)          (660)          (367)
                                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                                  (916)          (716)          (414)
                                                                    -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                   -              1              1
 MetLife Investors Insurance Company redemptions                                -              -              -
 Payments received from contract owners                                    15,220          8,903          5,364
 Transfers between sub-accounts (including fixed account), net              7,935          5,480          6,556
 Transfers for contract benefits and terminations                            (336)           (58)          (104)
                                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          22,819         14,326         11,817
                                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                                  21,903         13,610         11,403
Net assets at beginning of period                                           1,730              -              -
                                                                    -------------  -------------  -------------
Net assets at end of period                                                23,633         13,610         11,403
                                                                    =============  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                 New England Zenith                                           Dreyfus
                                           ------------------------------    ------------------------------------------------
                                                MFS              Capital
                                               Total            Guardian         Stock            Stock       Disciplined
                                            Return B (a)     US Equity B (a)     Index           Index B         Stock
                                           --------------    --------------- -------------    -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $          (26)              (34)            (2)              (3)            (2)
 Net realized gain (loss)                               -                (5)          (257)             (61)           (36)
 Change in unrealized appreciation
   (depreciation)                                      10               (39)           (84)            (317)           (20)
                                           --------------     -------------  -------------    -------------  -------------
    Net increase (decrease) from
     operations                                       (16)              (78)          (343)            (381)           (58)
                                           --------------     -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company
   payments                                             1                 1              -                -              -
 MetLife Investors Insurance Company
   redemptions                                          -                 -              -                -              -
 Payments received from contract owners               587             2,867              -              842              -
 Transfers between sub-accounts
   (including fixed account), net                   6,136             6,053           (574)             860            (75)
 Transfers for contract benefits and
   terminations                                       (43)             (103)           (34)             (18)            (5)
                                           --------------     -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets from contract transactions              6,681             8,818           (608)           1,684            (80)
                                           --------------     -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets                                         6,665             8,740           (951)           1,303           (138)
Net assets at beginning of period                       -                 -          1,719              722            272
                                           --------------     -------------  -------------    -------------  -------------
Net assets at end of period                $        6,665             8,740            768            2,025            134
                                           ==============     =============  =============    =============  =============



                                            Disciplined        Capital
                                              Stock B        Appreciation
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                         (2)             (24)
 Net realized gain (loss)                             (2)            (409)
 Change in unrealized appreciation
   (depreciation)                                    (66)            (839)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                      (70)          (1,272)
                                           -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company
   payments                                            -                -
 MetLife Investors Insurance Company
   redemptions                                         -                -
 Payments received from contract owners               21               65
 Transfers between sub-accounts
   (including fixed account), net                     57             (820)
 Transfers for contract benefits and
   terminations                                       (2)            (333)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions                76           (1,088)
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                            6           (2,360)
Net assets at beginning of period                    261            7,323
                                           -------------    -------------
Net assets at end of period                          267            4,963
                                           =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                                       Dreyfus                 Invesco
                                                                    --------------  ----------------------------


                                                                       Capital                         High
                                                                    Appreciation B     Dynamics        Yield
                                                                    --------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $          (16)          (229)           303
 Net realized gain (loss)                                                      (59)          (294)          (475)
 Change in unrealized appreciation (depreciation)                           (2,061)        (5,355)             7
                                                                    --------------  -------------  -------------
    Net increase (decrease) from operations                                 (2,136)        (5,878)          (165)
                                                                    --------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                    -              -              -
 MetLife Investors Insurance Company redemptions                                 -              -              -
 Payments received from contract owners                                      4,765          5,266             32
 Transfers between sub-accounts (including fixed account), net               6,031          7,534           (850)
 Transfers for contract benefits and terminations                             (262)          (643)          (206)
                                                                    --------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           10,534         12,157         (1,024)
                                                                    --------------  -------------  -------------
    Net increase (decrease) in net assets                                    8,398          6,279         (1,189)
Net assets at beginning of period                                            5,760         13,030          4,522
                                                                    --------------  -------------  -------------
Net assets at end of period                                         $       14,158         19,309          3,333
                                                                    ==============  =============  =============

                                                                                               PIMCO
                                                                    ----------------------------------------------------------
                                                                                                    StocksPLUS
                                                                        High            Low          Growth &          Total
                                                                        Yield        Duration         Income          Return
                                                                      Portfolio      Portfolio      Portfolio        Portfolio
                                                                    -------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                  43             97             11              832
 Net realized gain (loss)                                                     (17)            56            (16)             490
 Change in unrealized appreciation (depreciation)                             (24)           127           (192)           1,036
                                                                    -------------  -------------  -------------    -------------
    Net increase (decrease) from operations                                     2            280           (197)           2,358
                                                                    -------------  -------------  -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                   -              -              -                -
 MetLife Investors Insurance Company redemptions                                -              -              -                -
 Payments received from contract owners                                       203          2,078            484            4,705
 Transfers between sub-accounts (including fixed account), net                461          6,532            134            8,784
 Transfers for contract benefits and terminations                             (10)          (350)           (17)          (1,609)
                                                                    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                             654          8,260            601           11,880
                                                                    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                                     656          8,540            404           14,238
Net assets at beginning of period                                             351          1,616            514           22,499
                                                                    -------------  -------------  -------------    -------------
Net assets at end of period                                                 1,007         10,156            918           36,737
                                                                    =============  =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002
(In thousands of dollars)


                                                              Scudder I            First American
                                                    -----------------------------  --------------
                                                                                        FAIP
                                                     International  International  Equity Income
                                                       Portfolio     Portfolio B         IA           Total
                                                    --------------  -------------  -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (14)           (46)           120          5,153
  Net realized gain (loss)                                    (478)           (34)          (436)       (34,339)
  Change in unrealized appreciation (depreciation)            (114)          (860)        (3,905)      (470,010)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                   (606)          (940)        (4,221)      (499,196)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              6
  MetLife Investors Insurance Company redemptions                -              -              -              -
  Payments received from contract owners                        35          2,373             16        384,107
  Transfers between sub-accounts (including fixed
   account), net                                              (212)         2,365         (1,243)       357,007
  Transfers for contract benefits and terminations            (160)          (105)        (2,179)      (225,382)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (337)         4,633         (3,406)       515,738
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     (943)         3,693         (7,627)        16,542
Net assets at beginning of period                            3,196          2,419         24,039      2,617,981
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $        2,253          6,112         16,412      2,634,523
                                                    ==============  =============  =============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                Met Investors
                                                    -------------------------------------------------------------------
                                                      Lord Abbett       Lord Abbett     Lord Abbett       Lord Abbett
                                                      Growth and        Growth and         Bond              Bond
                                                        Income            Income         Debenture         Debenture
                                                       Portfolio      Portfolio B (a)    Portfolio      Portfolio B (a)
                                                    --------------    ---------------  -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (4,120)             (156)          9,439                61
  Net realized gain (loss)                                   6,380                 -            (582)               (1)
  Change in unrealized appreciation (depreciation)         (67,729)            2,192          (5,603)               92
                                                    --------------     -------------   -------------     -------------
    Net increase (decrease) from operations                (65,469)            2,036           3,254               152
                                                    --------------     -------------   -------------     -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                 2               -                 2
  MetLife Investors Insurance Company redemptions                -                (1)              -                (1)
  Payments received from contract owners                     9,412            24,371           1,850             5,227
  Transfers between sub-accounts (including fixed
   account), net                                            68,918            34,055           5,882             8,517
  Transfers for contract benefits and terminations         (78,217)             (275)        (12,523)              (58)
                                                    --------------     -------------   -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                                     113            58,152          (4,791)           13,687
                                                    --------------     -------------   -------------     -------------
    Net increase (decrease) in net assets                  (65,356)           60,188          (1,537)           13,839
Net assets at beginning of period                          884,743                 -         142,709                 -
                                                    --------------     -------------   -------------     -------------
Net assets at end of period                         $      819,387            60,188         141,172            13,839
                                                    ==============     =============   =============     =============

                                                                     Met Investors
                                                    ----------------------------------------------
                                                     Lord Abbett       Lord Abbett
                                                     Developing        Developing        Large
                                                       Growth            Growth           Cap
                                                      Portfolio      Portfolio B (a)  Research (b)
                                                    -------------    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (471)               (9)           209
  Net realized gain (loss)                                 (1,165)              (11)         7,990
  Change in unrealized appreciation (depreciation)         (1,972)              213         (8,614)
                                                    -------------     -------------  -------------
    Net increase (decrease) from operations                (3,608)              193           (415)
                                                    -------------     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                 1              -
  MetLife Investors Insurance Company redemptions               -                 -              -
  Payments received from contract owners                      749               706            254
  Transfers between sub-accounts (including fixed
   account), net                                           (1,868)            1,529        (45,312)
  Transfers for contract benefits and terminations         (1,872)              (16)          (247)
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (2,991)            2,220        (45,305)
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets                  (6,599)            2,413        (45,720)
Net assets at beginning of period                          39,293                 -         45,720
                                                    -------------     -------------  -------------
Net assets at end of period                                32,694             2,413              -
                                                    =============     =============  =============

(a) For the period from April 2, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                   Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Lord Abbett     Lord Abbett     JP Morgan       JP Morgan      JP Morgan
                                                        Mid-Cap         Mid-Cap        Quality         Quality         Small
                                                         Value           Value          Bond            Bond         Cap Stock
                                                       Portfolio    Portfolio B (a)   Portfolio    Portfolio B (a)   Portfolio
                                                    --------------  --------------- -------------  --------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                       $         (572)            (49)         2,931               8           (894)
  Net realized gain (loss)                                   6,312             143            429             (12)         9,824
  Change in unrealized appreciation (depreciation)          (1,505)            750          1,356              31        (17,810)
                                                    --------------   -------------  -------------   -------------  -------------
    Net increase (decrease) from operations                  4,235             844          4,716              27         (8,880)
                                                    --------------   -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -               1              -               1              -
  MetLife Investors Insurance Company redemptions                -              (1)             -               -              -
  Payments received from contract owners                     1,885           6,286          2,147           2,792            377
  Transfers between sub-accounts (including fixed
   account), net                                            12,089           8,622          6,531           3,927         (4,984)
  Transfers for contract benefits and terminations          (3,871)            (83)        (9,537)            (43)        (5,325)
                                                    --------------   -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  10,103          14,825           (859)          6,677         (9,932)
                                                    --------------   -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                   14,338          15,669          3,857           6,704        (18,812)
  Net assets at beginning of period                         55,623               -         85,637               -         86,824
                                                    --------------   -------------  -------------   -------------  -------------
  Net assets at end of period                       $       69,961          15,669         89,494           6,704         68,012
                                                    ==============   =============  =============   =============  =============

                                                            Met Investors
                                                    -----------------------------
                                                       JP Morgan      JP Morgan
                                                         Small        Enhanced
                                                       Cap Stock        Index
                                                    Portfolio B (a)   Portfolio
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                   (4)        (1,103)
  Net realized gain (loss)                                      (2)        (3,820)
  Change in unrealized appreciation (depreciation)              44        (21,494)
                                                     -------------  -------------
    Net increase (decrease) from operations                     38        (26,417)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1              -
  MetLife Investors Insurance Company redemptions                -              -
  Payments received from contract owners                       347          1,703
  Transfers between sub-accounts (including fixed
   account), net                                               438         (2,097)
  Transfers for contract benefits and terminations              13        (17,605)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     799        (17,999)
                                                     -------------  -------------
    Net increase (decrease) in net assets                      837        (44,416)
  Net assets at beginning of period                              -        210,856
                                                     -------------  -------------
  Net assets at end of period                                  837        166,440
                                                     =============  =============

(a) For the period from April 2, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                            Met Investors
                                                    --------------------------------------------------------------
                                                       JP Morgan        JP Morgan       JP Morgan      JP Morgan
                                                       Enhanced          Select          Select      International
                                                         Index           Equity          Equity         Equity
                                                    Portfolio B (a)     Portfolio    Portfolio B (a)   Portfolio
                                                    ---------------   -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           (9)          (1,733)            (16)           (94)
  Net realized gain (loss)                                       -            2,067              18          5,715
  Change in unrealized appreciation (depreciation)              20          (15,781)             87        (27,688)
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) from operations                     11          (15,447)             89        (22,067)
                                                    --------------    -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1                -               1              -
  MetLife Investors Insurance Company redemptions                -                -               -              -
  Payments received from contract owners                     1,143            1,128           1,589            468
  Transfers between sub-accounts (including fixed
   account), net                                             2,127           (6,907)          3,148         (4,765)
  Transfers for contract benefits and terminations             (22)         (12,502)            (28)        (6,533)
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   3,249          (18,281)          4,710        (10,830)
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets                    3,260          (33,728)          4,799        (32,897)
Net assets at beginning of period                                -          205,407               -        104,977
                                                    --------------    -------------   -------------  -------------
Net assets at end of period                         $        3,260          171,679           4,799         72,080
                                                    ==============    =============   =============  =============

                                                                    Met Investors
                                                    --------------------------------------------
                                                       JP Morgan
                                                     International                    Equity
                                                        Equity        Balanced        Income
                                                    Portfolio B (a) Portfolio (c)  Portfolio (c)
                                                    --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (2)            60            (20)
  Net realized gain (loss)                                       3           (739)            33
  Change in unrealized appreciation (depreciation)             (24)            (4)          (459)
                                                     -------------  -------------  -------------
    Net increase (decrease) from operations                    (23)          (683)          (446)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1              -              -
  MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                       326             67              1
  Transfers between sub-accounts (including fixed
   account), net                                               694         (7,228)        (5,264)
  Transfers for contract benefits and terminations              (7)          (466)          (292)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,014         (7,627)        (5,555)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                      991         (8,310)        (6,001)
Net assets at beginning of period                                -          8,310          6,001
                                                     -------------  -------------  -------------
Net assets at end of period                                    991              -              -
                                                     =============  =============  =============

(a) For the period from April 2, 2001 to December 31, 2001.
(c) For the period from January 1, 2001 to December 14, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                            Met Investors
                                                    ---------------------------------------------------------------
                                                        Growth            Met         Oppenheimer        PIMCO
                                                      and Income        Putnam          Capital          Money
                                                        Equity         Research      Appreciation       Market
                                                     Portfolio (c)  Portfolio B (d) Portfolio B (d) Portfolio B (d)
                                                    --------------  --------------- --------------- ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (107)             (2)             (7)              5
  Net realized gain (loss)                                  (2,449)             (6)             (6)              1
  Change in unrealized appreciation (depreciation)            (607)             22              64               -
                                                    --------------   -------------   -------------   -------------
    Net increase (decrease) from operations                 (3,163)             14              51               6
                                                    --------------   -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -               1               1               2
  MetLife Investors Insurance Company redemptions                -               -               -               -
  Payments received from contract owners                        71             841           1,452           5,538
  Transfers between sub-accounts (including fixed
   account), net                                           (10,055)            192             933            (787)
  Transfers for contract benefits and terminations            (560)             (2)             (4)            (19)
                                                    --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (10,544)          1,032           2,382           4,734
                                                    --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets                  (13,707)          1,046           2,433           4,740
Net assets at beginning of period                           13,707               -               -               -
                                                    --------------   -------------   -------------   -------------
Net assets at end of period                         $            -           1,046           2,433           4,740
                                                    ==============   =============   =============   =============

                                                                    Met Investors
                                                    ----------------------------------------------
                                                         Janus       Lord Abbett     Lord Abbett
                                                      Aggressive       Growth          Growth
                                                        Growth       Opportunity     Opportunity
                                                    Portfolio B (d) Portfolio (e)  Portfolio B (d)
                                                    --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (3)            (4)            (18)
  Net realized gain (loss)                                       -             (4)             (4)
  Change in unrealized appreciation (depreciation)              68             11             175
                                                     -------------  -------------   -------------
    Net increase (decrease) from operations                     65              3             153
                                                     -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1              -               1
  MetLife Investors Insurance Company redemptions                -              -              (1)
  Payments received from contract owners                       747             64           2,081
  Transfers between sub-accounts (including fixed
   account), net                                               384            695           3,221
  Transfers for contract benefits and terminations              (1)            (5)            (20)
                                                     -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,131            754           5,282
                                                     -------------  -------------   -------------
    Net increase (decrease) in net assets                    1,196            757           5,435
Net assets at beginning of period                                -              -               -
                                                     -------------  -------------   -------------
Net assets at end of period                                  1,196            757           5,435
                                                     =============  =============   =============

(c) For the period from January 1, 2001 to December 14, 2001.
(d) For the period from February 12, 2001 to December 31, 2001.
(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                Met Investors
                                                    --------------------------------------------------------------------
                                                         PIMCO                               MFS              MFS
                                                     Total Return          PIMCO           Mid Cap         Research
                                                         Bond           Innovation         Growth        International
                                                    Portfolio B (d)   Portfolio B (d)  Portfolio B (d)  Portfolio B (d)
                                                    ---------------   ---------------  ---------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           16                (2)              (6)              (1)
  Net realized gain (loss)                                      12                (2)              (2)              (2)
  Change in unrealized appreciation (depreciation)             (34)               52              113                7
                                                    --------------     -------------    -------------    -------------
    Net increase (decrease) from operations                     (6)               48              105                4
                                                    --------------     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1                 1                1                1
  MetLife Investors Insurance Company redemptions                -                 -                -                -
  Payments received from contract owners                     1,384               308            1,143              590
  Transfers between sub-accounts (including fixed
   account), net                                               934               318              534              258
  Transfers for contract benefits and terminations             (14)                1               (1)              (2)
                                                    --------------     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   2,305               628            1,677              847
                                                    --------------     -------------    -------------    -------------
    Net increase (decrease) in net assets                    2,299               676            1,782              851
Net assets at beginning of period                                -                 -                -                -
                                                    --------------     -------------    -------------    -------------
Net assets at end of period                         $        2,299               676            1,782              851
                                                    ==============     =============    =============    =============

                                                                     Met Investors
                                                    ------------------------------------------------
                                                       MIST SSR         MIST AIM         MIST AIM
                                                     Concentrated        MidCap          Small Cap
                                                     International     Core Equity        Growth
                                                    Portfolio B (f)  Portfolio B (f)  Portfolio B (f)
                                                    ---------------  ---------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                   -                -                -
  Net realized gain (loss)                                       -                -                -
  Change in unrealized appreciation (depreciation)               1                3               13
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations                      1                3               13
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1                1                1
  MetLife Investors Insurance Company redemptions                -                -                -
  Payments received from contract owners                         9              144              143
  Transfers between sub-accounts (including fixed
   account), net                                                18               31               63
  Transfers for contract benefits and terminations               -                1                -
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      28              177              207
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                       29              180              220
Net assets at beginning of period                                -                -                -
                                                     -------------    -------------    -------------
Net assets at end of period                                     29              180              220
                                                     =============    =============    =============

(d) For the period from February 12, 2001 to December 31, 2001.
(f) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                      GACC                                        Russell
                                 --------------  -------------------------------------------------------------------------

                                                     Multi-                                                           Real
                                     Money           Style          Aggressive                         Core          Estate
                                     Market          Equity           Equity         Non-US            Bond        Securities
                                 --------------  -------------    -------------  -------------    -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $         (447)          (505)            (132)          (170)           1,569             91
 Net realized gain (loss)                   204            257             (119)          (352)             254             68
 Change in unrealized
   appreciation (depreciation)            1,013         (8,912)            (158)        (5,000)             209              5
                                 --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                        770         (9,160)            (409)        (5,522)           2,032            164
                                 --------------  -------------    -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                           -              -                -              -                -              -
 MetLife Investors Insurance
   Company redemptions                        -              -                -              -                -              -
 Payments received from
   contract owners                        1,890          3,435              499          1,340            2,219            339
 Transfers between
   sub-accounts (including
   fixed account), net                   16,243          4,522              297          1,308             (391)           275
 Transfers for contract
   benefits and terminations            (10,131)        (4,010)            (670)        (1,292)          (2,546)           (91)
                                 --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions                8,002          3,947              126          1,356             (718)           523
                                 --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets                        8,772         (5,213)            (283)        (4,166)           1,314            687
Net assets at beginning of
 period                                  27,659         57,981           10,892         23,060           33,686          2,024
                                 --------------  -------------    -------------  -------------    -------------  -------------
Net assets at end of period      $       36,431         52,768           10,609         18,894           35,000          2,711
                                 ==============  =============    =============  =============    =============  =============

                                      AIM
                                 --------------


                                      V.I.
                                 Premier Equity
                                 --------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)           (1,006)
 Net realized gain (loss)                  644
 Change in unrealized
   appreciation (depreciation)         (11,666)
                                 -------------
    Net increase (decrease)
     from operations                   (12,028)
                                 -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                          1
 MetLife Investors Insurance
   Company redemptions                       -
 Payments received from
   contract owners                       5,874
 Transfers between
   sub-accounts (including
   fixed account), net                  14,863
 Transfers for contract
   benefits and terminations            (4,935)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions              15,803
                                 -------------
    Net increase (decrease)
     in net assets                       3,775
Net assets at beginning of
 period                                 79,085
                                 -------------
Net assets at end of period             82,860
                                 =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                 AIM                            Alliance
                                                    -----------------------------    ------------------------------

                                                         V.I.             V.I.          Premier         Premier
                                                       Capital        International     Growth          Growth
                                                     Appreciation        Growth        Portfolio    Portfolio B (e)
                                                    --------------    -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (609)             (79)          (851)            (68)
  Net realized gain (loss)                                   2,962           (3,034)         2,331              78
  Change in unrealized appreciation (depreciation)         (14,810)           1,069        (14,318)             98
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) from operations                (12,457)          (2,044)       (12,838)            108
                                                    --------------    -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1                1              -               -
  MetLife Investors Insurance Company redemptions                -                -              -               -
  Payments received from contract owners                     4,430              376          4,499           7,137
  Transfers between sub-accounts (including fixed
   account), net                                            10,573            1,246          9,076           8,668
  Transfers for contract benefits and terminations          (2,961)            (486)        (3,040)           (428)
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  12,043            1,137         10,535          15,377
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets                     (414)            (907)        (2,303)         15,485
Net assets at beginning of period                           46,597            7,789         61,702               -
                                                    --------------    -------------  -------------   -------------
Net assets at end of period                         $       46,183            6,882         59,399          15,485
                                                    ==============    =============  =============   =============

                                                                        Alliance
                                                     --------------------------------------------
                                                      Bernstein       Bernstein
                                                     Real Estate     Real Estate      Bernstein
                                                     Investment      Investment       Small Cap
                                                      Portfolio    Portfolio B (e) Portfolio B (e)
                                                    -------------  --------------- ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                211              (6)              -
  Net realized gain (loss)                                    115               -               -
  Change in unrealized appreciation (depreciation)            604             190               5
                                                    -------------   -------------   -------------
    Net increase (decrease) from operations                   930             184               5
                                                    -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -               -               -
  MetLife Investors Insurance Company redemptions               -               -               -
  Payments received from contract owners                    1,030           2,255              54
  Transfers between sub-accounts (including fixed
   account), net                                              855           2,719              17
  Transfers for contract benefits and terminations           (415)            (24)              -
                                                    -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  1,470           4,950              71
                                                    -------------   -------------   -------------
    Net increase (decrease) in net assets                   2,400           5,134              76
Net assets at beginning of period                           8,788               -               -
                                                    -------------   -------------   -------------
Net assets at end of period                                11,188           5,134              76
                                                    =============   =============   =============

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                      Alliance        Liberty                              Goldman Sachs
                                   --------------- -------------    ----------------------------------------------------------
                                                      Newport
                                      Bernstein        Tiger            Growth
                                        Value          Fund,             and       International        Global        Internet
                                   Portfolio B (e)    Variable          Income        Equity            Income       Tollkeeper
                                   --------------- -------------    -------------  -------------    -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)      $           (1)            (5)             (58)            (4)              49             (9)
 Net realized gain (loss)                       -           (248)            (107)          (156)              (4)          (261)
 Change in unrealized
   appreciation (depreciation)                  7            106             (551)          (693)             (18)           164
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                            6           (147)            (716)          (853)              27           (106)
                                   --------------  -------------    -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                             -              -                -              -                -              -
 MetLife Investors Insurance
   Company redemptions                          -              -                -              -                -              -
 Payments received from
   contract owners                             21             33              241             97              399            198
 Transfers between sub-accounts
   (including fixed account),
   net                                        185            (14)             394            (45)             618            546
 Transfers for contract
   benefits and terminations                    2            (53)            (423)          (159)             (24)            (2)
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in
     net assets from contract
     transactions                             208            (34)             212           (107)             993            742
                                   --------------  -------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in
     net assets                               214           (181)            (504)          (960)           1,020            636
Net assets at beginning of
 period                                         -            967            6,524          3,665              815            466
                                   --------------  -------------    -------------  -------------    -------------  -------------
Net assets at end of period        $          214            786            6,020          2,705            1,835          1,102
                                   ==============  =============    =============  =============    =============  =============

                                    Scudder II
                                   -------------
                                      Dreman
                                    High Return
                                      Equity
                                     Portfolio
                                   -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)                 (1)
 Net realized gain (loss)                      3
 Change in unrealized
   appreciation (depreciation)                (4)
                                   -------------
    Net increase (decrease)
     from operations                          (2)
                                   -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                            -
 MetLife Investors Insurance
   Company redemptions                         -
 Payments received from
   contract owners                            25
 Transfers between sub-accounts
   (including fixed account),
   net                                       (27)
 Transfers for contract
   benefits and terminations                   -
                                   -------------
    Net increase (decrease) in
     net assets from contract
     transactions                             (2)
                                   -------------
    Net increase (decrease) in
     net assets                               (4)
Net assets at beginning of
 period                                      139
                                   -------------
Net assets at end of period                  135
                                   =============

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                 Scudder II
                                                                --------------------------------------------
                                                                                    SVS Dreman
                                                                   Small Cap        Small Cap        Government
                                                                    Growth            Value          Securities
                                                                   Portfolio        Portfolio        Portfolio
                                                                --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                   $          (39)             (72)              57
 Net realized gain (loss)                                                    1               67               17
 Change in unrealized appreciation (depreciation)                       (1,043)             745               61
                                                                --------------    -------------    -------------
    Net increase (decrease) from operations                             (1,081)             740              135
                                                                --------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                -                -                -
 MetLife Investors Insurance Company redemptions                             -                -                -
 Payments received from contract owners                                    160              303              206
 Transfers between sub-accounts (including fixed account),
   net                                                                     244              117              358
 Transfers for contract benefits and terminations                         (129)            (226)             (97)
                                                                --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          275              194              467
                                                                --------------    -------------    -------------
    Net increase (decrease) in net assets                                 (806)             934              602
Net assets at beginning of period                                        3,398            4,724            2,311
                                                                --------------    -------------    -------------
Net assets at end of period                                     $        2,592            5,658            2,913
                                                                ==============    =============    =============

                                                                                            MFS
                                                                ----------------------------------------------------------


                                                                                                                     Investors
                                                                     Bond           Research      Research B (g)       Trust
                                                                -------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                              75             (254)              (5)            (233)
 Net realized gain (loss)                                                  17            1,985               (2)             509
 Change in unrealized appreciation (depreciation)                          21           (6,622)             (22)          (5,088)
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                               113           (4,891)             (29)          (4,812)
                                                                -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company payments                               -                -                -                -
 MetLife Investors Insurance Company redemptions                            -                -                -                -
 Payments received from contract owners                                    37              549              515            1,913
 Transfers between sub-accounts (including fixed account),
   net                                                                    323            1,315              259            4,749
 Transfers for contract benefits and terminations                        (358)          (1,061)              (7)          (1,317)
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           2              803              767            5,345
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                                 115           (4,088)             738              533
Net assets at beginning of period                                       1,624           20,779                -           25,518
                                                                -------------    -------------    -------------    -------------
Net assets at end of period                                             1,739           16,691              738           26,051
                                                                =============    =============    =============    =============

(g) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                                       MFS
                                                    ------------------------------------------------------------------

                                                                                                         Emerging
                                                       Investors         Emerging         Emerging       Markets
                                                      Trust B (g)         Growth        Growth B (g)    Equity (b)
                                                    --------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (39)            (324)              (2)             -
  Net realized gain (loss)                                       -              (50)              (3)            (4)
  Change in unrealized appreciation (depreciation)              15          (10,747)               -             10
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) from operations                    (24)         (11,121)              (5)             6
                                                    --------------    -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -                -              -
  MetLife Investors Insurance Company redemptions                -                -                -              -
  Payments received from contract owners                     3,503              787              273              -
  Transfers between sub-accounts (including fixed
   account), net                                             5,695              114              167            (80)
  Transfers for contract benefits and terminations             (51)          (1,269)              (1)            (2)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   9,147             (368)             439            (82)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets                    9,123          (11,489)             434            (76)
Net assets at beginning of period                                -           31,289                -             76
                                                    --------------    -------------    -------------  -------------
Net assets at end of period                         $        9,123           19,800              434              -
                                                    ==============    =============    =============  =============

                                                                         MFS
                                                    ---------------------------------------------


                                                         High           High          Strategic
                                                        Income      Income B (g)       Income
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                385             (8)               5
  Net realized gain (loss)                                    (48)             -                1
  Change in unrealized appreciation (depreciation)           (308)            33               (1)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                    29             25                5
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -              -                -
  MetLife Investors Insurance Company redemptions               -              -                -
  Payments received from contract owners                      256          1,297                -
  Transfers between sub-accounts (including fixed
   account), net                                            2,330          1,596               66
  Transfers for contract benefits and terminations           (354)           (14)              (6)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,232          2,879               60
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                   2,261          2,904               65
Net assets at beginning of period                           5,205              -              157
                                                    -------------  -------------    -------------
Net assets at end of period                                 7,466          2,904              222
                                                    =============  =============    =============

(b) For the period from January 1, 2001 to February 12, 2001.
(g) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                              MFS
                                                                         --------------------------------------------


                                                                           Strategic         New               New
                                                                          Income B (g)    Discovery      Discovery B (g)
                                                                         -------------- -------------    ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                            $            -           (48)              (28)
 Net realized gain (loss)                                                             -            74                (3)
 Change in unrealized appreciation (depreciation)                                     -           126               494
                                                                         -------------- -------------     -------------
    Net increase (decrease) from operations                                           -           152               463
                                                                         -------------- -------------     -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                         -             -                 -
 MetLife Investors Insurance Company redemptions                                      -             -                 -
 Payments received from contract owners                                               3         1,114             3,092
 Transfers between sub-accounts (including fixed account), net                        4         5,488             3,468
 Transfers for contract benefits and terminations                                     1          (198)              (57)
                                                                         -------------- -------------     -------------
    Net increase (decrease) in net assets from contract transactions                  8         6,404             6,503
                                                                         -------------- -------------     -------------
    Net increase (decrease) in net assets                                             8         6,556             6,966
Net assets at beginning of period                                                     -           146                 -
                                                                         -------------- -------------     -------------
Net assets at end of period                                              $            8         6,702             6,966
                                                                         ============== =============     =============

                                                                                            MetLife
                                                                         --------------------------------------------
                                                                            Putnam         Putnam
                                                                         International    Large Cap         Stock
                                                                             Stock         Growth           Index
                                                                           Portfolio      Portfolio    Portfolio B (f)
                                                                         -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                       (3)            (7)              -
 Net realized gain (loss)                                                            7           (141)              -
 Change in unrealized appreciation (depreciation)                                  (75)            33               1
                                                                         -------------  -------------   -------------
    Net increase (decrease) from operations                                        (71)          (115)              1
                                                                         -------------  -------------   -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                        -              -               1
 MetLife Investors Insurance Company redemptions                                     -              -               -
 Payments received from contract owners                                              5             68             399
 Transfers between sub-accounts (including fixed account), net                     278            458              76
 Transfers for contract benefits and terminations                                  (14)           (32)             (1)
                                                                         -------------  -------------   -------------
    Net increase (decrease) in net assets from contract transactions               269            494             475
                                                                         -------------  -------------   -------------
    Net increase (decrease) in net assets                                          198            379             476
Net assets at beginning of period                                                  201            167               -
                                                                         -------------  -------------   -------------
Net assets at end of period                                                        399            546             476
                                                                         =============  =============   =============

                                                                          Oppenheimer
                                                                         -------------


                                                                            Capital
                                                                          Appreciation
                                                                         -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                      (92)
 Net realized gain (loss)                                                          872
 Change in unrealized appreciation (depreciation)                               (2,639)
                                                                         -------------
    Net increase (decrease) from operations                                     (1,859)
                                                                         -------------
Contract transactions:
 MetLife Investors Insurance Company payments                                        -
 MetLife Investors Insurance Company redemptions                                     -
 Payments received from contract owners                                             88
 Transfers between sub-accounts (including fixed account), net                   1,433
 Transfers for contract benefits and terminations                                 (597)
                                                                         -------------
    Net increase (decrease) in net assets from contract transactions               924
                                                                         -------------
    Net increase (decrease) in net assets                                         (935)
Net assets at beginning of period                                               12,136
                                                                         -------------
Net assets at end of period                                                     11,201
                                                                         =============

(f) For the period from October 9, 2001 to December 31, 2001.
(g) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                            Oppenheimer
                                                    -----------------------------------------------------------
                                                      Main Street
                                                        Growth
                                                           &               High                           Strategic
                                                        Income            Income            Bond            Bond
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (117)             261              822               38
  Net realized gain (loss)                                    (205)             (67)             (60)             107
  Change in unrealized appreciation (depreciation)          (1,442)            (193)              41              (21)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                 (1,764)               1              803              124
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -                -                -
  MetLife Investors Insurance Company redemptions                -                -                -                -
  Payments received from contract owners                     1,408               19              189              173
  Transfers between sub-accounts (including fixed
   account), net                                               959              199              509             (188)
  Transfers for contract benefits and terminations            (777)            (161)            (949)            (255)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,590               57             (251)            (270)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                     (174)              58              552             (146)
Net assets at beginning of period                           13,583            2,842           12,664            3,795
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $       13,409            2,900           13,216            3,649
                                                    ==============    =============    =============    =============

                                                                       Putnam
                                                    -------------------------------------------

                                                        Growth           Growth
                                                         and              and              New
                                                        Income        Income B (g)        Value
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 85               (5)             (10)
  Net realized gain (loss)                                     74               (1)              68
  Change in unrealized appreciation (depreciation)         (2,726)              (7)             (47)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                (2,567)             (13)              11
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                -
  MetLife Investors Insurance Company redemptions               -                -                -
  Payments received from contract owners                    1,372              570               90
  Transfers between sub-accounts (including fixed
   account), net                                              694              359              525
  Transfers for contract benefits and terminations         (2,150)              (9)             (87)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (84)             920              528
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                  (2,651)             907              539
Net assets at beginning of period                          33,506                -            1,530
                                                    -------------    -------------    -------------
Net assets at end of period                                30,855              907            2,069
                                                    =============    =============    =============

(g) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                                        Putnam
                                                    --------------------------------------------------------------------

                                                          New                                           International
                                                      Value B (g)         Vista         Vista B (g)        Growth
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           (1)            (150)              (1)            (271)
  Net realized gain (loss)                                       -              663               (7)           2,125
  Change in unrealized appreciation (depreciation)              10           (5,541)               3           (8,186)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                      9           (5,028)              (5)          (6,332)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -                -                -                -
  MetLife Investors Insurance Company redemptions                -                -                -                -
  Payments received from contract owners                       235              234              118            2,128
  Transfers between sub-accounts (including fixed
   account), net                                               102            1,222              164            4,795
  Transfers for contract benefits and terminations               -             (627)              (3)          (1,345)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     337              829              279            5,578
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                      346           (4,199)             274             (754)
Net assets at beginning of period                                -           13,774                -           26,507
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $          346            9,575              274           25,753
                                                    ==============    =============    =============    =============


                                                                     International       International
                                                    International         New                 New
                                                    Growth B (g)     Opportunities    Opportunities B (g)
                                                    -------------    -------------    -------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (40)             (46)                  -
  Net realized gain (loss)                                     (1)            (783)                 (4)
  Change in unrealized appreciation (depreciation)            (27)            (420)                  2
                                                    -------------    -------------       -------------
    Net increase (decrease) from operations                   (68)          (1,249)                 (2)
                                                    -------------    -------------       -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                -                   -
  MetLife Investors Insurance Company redemptions               -                -                   -
  Payments received from contract owners                    4,204               64                  76
  Transfers between sub-accounts (including fixed
   account), net                                            5,502              184                  21
  Transfers for contract benefits and terminations            (77)            (216)                  -
                                                    -------------    -------------       -------------
    Net increase (decrease) in net assets from
     contract transactions                                  9,629               32                  97
                                                    -------------    -------------       -------------
    Net increase (decrease) in net assets                   9,561           (1,217)                 95
Net assets at beginning of period                               -            4,084                   -
                                                    -------------    -------------       -------------
Net assets at end of period                                 9,561            2,867                  95
                                                    =============    =============       =============

(g) For the period from April 10, 2001 to December 31, 2001



See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                                     Templeton
                                                    ---------------------------------------------------------------------------

                                                       Templeton      Templeton       Franklin      Franklin       Templeton
                                                        Global          Global         Small          Small          Growth
                                                        Income       Income B (a)       Cap         Cap B (a)      Securities
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           23              -            (43)            (4)            22
  Net realized gain (loss)                                       2              -           (304)            (1)           481
  Change in unrealized appreciation (depreciation)             (10)             2           (528)            95           (581)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                     15              2           (875)            90            (78)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              1              -              1              -
  MetLife Investors Insurance Company redemptions                -              -              -              -              -
  Payments received from contract owners                        26             29            252            494             89
  Transfers between sub-accounts (including fixed
   account), net                                               126            158          1,012            936            697
  Transfers for contract benefits and terminations             (70)            (1)          (303)             2           (132)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      82            187            961          1,433            654
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       97            189             86          1,523            576
Net assets at beginning of period                              870              -          4,980              -          2,763
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $          967            189          5,066          1,523          3,339
                                                    ==============  =============  =============  =============  =============



                                                       Templeton       Templeton
                                                         Growth         Foreign
                                                    Securities B (a)   Securities
                                                    ---------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (2)            257
  Net realized gain (loss)                                      23           1,169
  Change in unrealized appreciation (depreciation)               6          (4,232)
                                                     -------------   -------------
    Net increase (decrease) from operations                     27          (2,806)
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   1               -
  MetLife Investors Insurance Company redemptions                -               -
  Payments received from contract owners                       392             552
  Transfers between sub-accounts (including fixed
   account), net                                               712           2,008
  Transfers for contract benefits and terminations              (8)           (799)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,097           1,761
                                                     -------------   -------------
    Net increase (decrease) in net assets                    1,124          (1,045)
Net assets at beginning of period                                -          15,121
                                                     -------------   -------------
Net assets at end of period                                  1,124          14,076
                                                     =============   =============

(a) For the period from April 2, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                               Templeton
                                                    ---------------------------------------------------------------
                                                                       Templeton       Templeton       Templeton
                                                       Templeton       Developing      Developing        Mutual
                                                        Foreign         Markets         Markets          Shares
                                                    Securities B (a)   Securities   Securities B (g)   Securities
                                                    ---------------- -------------  ---------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $            1            (24)            (12)             51
  Net realized gain (loss)                                       33           (226)              -             703
  Change in unrealized appreciation (depreciation)              (57)          (402)             93            (293)
                                                     --------------  -------------   -------------   -------------
    Net increase (decrease) from operations                     (23)          (652)             81             461
                                                     --------------  -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                    1              -               -               -
  MetLife Investors Insurance Company redemptions                 -              -               -               -
  Payments received from contract owners                        664            664           1,569             847
  Transfers between sub-accounts (including fixed
   account), net                                              1,494          1,682           2,089           3,393
  Transfers for contract benefits and terminations              (12)          (247)            (15)           (416)
                                                     --------------  -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,147          2,099           3,643           3,824
                                                     --------------  -------------   -------------   -------------
    Net increase (decrease) in net assets                     2,124          1,447           3,724           4,285
Net assets at beginning of period                                 -          5,376               -           8,244
                                                     --------------  -------------   -------------   -------------
Net assets at end of period                          $        2,124          6,823           3,724          12,529
                                                     ==============  =============   =============   =============

                                                                        Templeton
                                                    -----------------------------------------------
                                                       Templeton        Franklin        Franklin
                                                         Mutual        Large Cap       Large Cap
                                                         Shares          Growth          Growth
                                                    Securities B (h)   Securities   Securities B (a)
                                                    ---------------- -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (19)            (55)             (9)
  Net realized gain (loss)                                      35           1,281              59
  Change in unrealized appreciation (depreciation)              78          (2,109)            (31)
                                                     -------------   -------------   -------------
    Net increase (decrease) from operations                     94            (883)             19
                                                     -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -               -               1
  MetLife Investors Insurance Company redemptions                -               -               -
  Payments received from contract owners                     4,080             144             988
  Transfers between sub-accounts (including fixed
   account), net                                             3,611           2,187           1,764
  Transfers for contract benefits and terminations             (69)           (646)            (20)
                                                     -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                   7,622           1,685           2,733
                                                     -------------   -------------   -------------
    Net increase (decrease) in net assets                    7,716             802           2,752
Net assets at beginning of period                                -           6,106               -
                                                     -------------   -------------   -------------
Net assets at end of period                                  7,716           6,908           2,752
                                                     =============   =============   =============

(a) For the period from April 2, 2001 to December 31, 2001.
(g) For the period from April 10, 2001 to December 31, 2001.
(h) For the period from April 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                                     Fidelity
                                                    ----------------------------------------------------------------------------
                                                                                                      VIP III        VIP III
                                                          VIP             VIP           VIP II        Growth        Growth &
                                                        Growth          Growth        Contrafund   Opportunities     Income
                                                       Portfolio    Portfolio B (i)   Portfolio      Portfolio      Portfolio
                                                    --------------  --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (49)             (4)           (23)            (9)             -
  Net realized gain (loss)                                     179               7             (4)           (55)            29
  Change in unrealized appreciation (depreciation)            (888)             34           (529)           (98)          (375)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                   (758)             37           (556)          (162)          (346)
                                                    --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -               -              -              -              -
  MetLife Investors Insurance Company redemptions                -               -              -              -              -
  Payments received from contract owners                       273             489             45             10             11
  Transfers between sub-accounts (including fixed
   account), net                                               795             321            387             11           (110)
  Transfers for contract benefits and terminations            (187)             (3)          (206)           (16)          (168)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     881             807            226              5           (267)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      123             844           (330)          (157)          (613)
Net assets at beginning of period                            3,608               -          3,898            963          3,283
                                                    --------------   -------------  -------------  -------------  -------------
Net assets at end of period                         $        3,731             844          3,568            806          2,670
                                                    ==============   =============  =============  =============  =============


                                                         VIP             VIP
                                                       Equity-         Equity-
                                                        Income          Income
                                                      Portfolio    Portfolio B (i)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  4              (2)
  Net realized gain (loss)                                     80              (1)
  Change in unrealized appreciation (depreciation)           (209)              3
                                                    -------------   -------------
    Net increase (decrease) from operations                  (125)              -
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -               -
  MetLife Investors Insurance Company redemptions               -               -
  Payments received from contract owners                       36             232
  Transfers between sub-accounts (including fixed
   account), net                                              549             277
  Transfers for contract benefits and terminations           (129)             (3)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                    456             506
                                                    -------------   -------------
    Net increase (decrease) in net assets                     331             506
Net assets at beginning of period                           1,989               -
                                                    -------------   -------------
Net assets at end of period                                 2,320             506
                                                    =============   =============

(i) For the period from April 26, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                       Fidelity                   American Century
                                                    --------------- -------------------------------------------

                                                          VIP             VP
                                                      High Income      Income &         VP             VP
                                                    Portfolio B (i)     Growth     International      Value
                                                    --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $            -           (153)            (8)           (61)
  Net realized gain (loss)                                       -             (1)          (125)            34
  Change in unrealized appreciation (depreciation)              (1)          (823)          (113)         1,186
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                     (1)          (977)          (246)         1,159
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -              -              -
  MetLife Investors Insurance Company redemptions                -              -              -              -
  Payments received from contract owners                         4          8,426            100          4,127
  Transfers between sub-accounts (including fixed
   account), net                                                32         14,458            201          5,358
  Transfers for contract benefits and terminations               1           (641)           (50)          (298)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      37         22,243            251          9,187
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       36         21,266              5         10,346
Net assets at beginning of period                                -          8,190            633          4,748
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $           36         29,456            638         15,094
                                                    ==============  =============  =============  =============

                                                         New England Zenith          Dreyfus
                                                    ----------------------------  -------------
                                                                      Harris
                                                        Davis         Oakmark
                                                       Venture        Focused         Stock
                                                     Value E (a)    Value B (a)       Index
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (9)            (6)            (5)
  Net realized gain (loss)                                      -             (1)           (87)
  Change in unrealized appreciation (depreciation)            135            115           (169)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                   126            108           (261)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  1              1              -
  MetLife Investors Insurance Company redemptions               -              -              -
  Payments received from contract owners                    2,589          1,086            126
  Transfers between sub-accounts (including fixed
   account), net                                              988            540            664
  Transfers for contract benefits and terminations            (10)            (5)          (170)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  3,568          1,622            620
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                   3,694          1,730            359
Net assets at beginning of period                               -              -          1,360
                                                    -------------  -------------  -------------
Net assets at end of period                                 3,694          1,730          1,719
                                                    =============  =============  =============

(a) For the period from April 2, 2001 to December 31, 2001.
(i) For the period from April 26, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                     Dreyfus
                                 ------------------------------------------------------------------------------
                                      Stock         Disciplined      Disciplined        Capital            Capital
                                   Index B (g)         Stock         Stock B (g)      Appreciation    Appreciation B (g)
                                 --------------    -------------    -------------    -------------    ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $            -               (3)               -              (28)                12
 Net realized gain (loss)                     5               (9)              (4)             (35)                (2)
 Change in unrealized
   appreciation (depreciation)               10              (31)               2             (597)               (40)
                                 --------------    -------------    -------------    -------------      -------------
    Net increase (decrease)
     from operations                         15              (43)              (2)            (660)               (30)
                                 --------------    -------------    -------------    -------------      -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                           -                -                -                -                  -
 MetLife Investors Insurance
   Company redemptions                        -                -                -                -                  -
 Payments received from
   contract owners                          516               14              143              791              3,117
 Transfers between
   sub-accounts (including
   fixed account), net                      193               51              126            2,604              2,715
 Transfers for contract
   benefits and terminations                 (2)             (27)              (6)            (220)               (42)
                                 --------------    -------------    -------------    -------------      -------------
    Net increase (decrease)
     in net assets from
     contract transactions                  707               38              263            3,175              5,790
                                 --------------    -------------    -------------    -------------      -------------
    Net increase (decrease)
     in net assets                          722               (5)             261            2,515              5,760
Net assets at beginning of
 period                                       -              277                -            4,808                  -
                                 --------------    -------------    -------------    -------------      -------------
Net assets at end of period      $          722              272              261            7,323              5,760
                                 ==============    =============    =============    =============      =============

                                            Invesco
                                 ----------------------------

                                    Dynamics        High Yield
                                 -------------    -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)             (105)             436
 Net realized gain (loss)                 (124)            (102)
 Change in unrealized
   appreciation (depreciation)          (1,670)          (1,166)
                                 -------------    -------------
    Net increase (decrease)
     from operations                    (1,899)            (832)
                                 -------------    -------------
Contract transactions:
 MetLife Investors Insurance
   Company payments                          -                -
 MetLife Investors Insurance
   Company redemptions                       -                -
 Payments received from
   contract owners                       3,669            1,682
 Transfers between
   sub-accounts (including
   fixed account), net                   7,035            2,024
 Transfers for contract
   benefits and terminations              (303)            (199)
                                 -------------    -------------
    Net increase (decrease)
     in net assets from
     contract transactions              10,401            3,507
                                 -------------    -------------
    Net increase (decrease)
     in net assets                       8,502            2,675
Net assets at beginning of
 period                                  4,528            1,847
                                 -------------    -------------
Net assets at end of period             13,030            4,522
                                 =============    =============

(g) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                               PIMCO
                                                    -----------------------------------------------------------
                                                                                       StocksPLUS
                                                         High            Low            Growth &          Total
                                                         Yield        Duration           Income          Return
                                                       Portfolio      Portfolio        Portfolio        Portfolio
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $           12             13               12              355
  Net realized gain (loss)                                      (2)             9              (14)             406
  Change in unrealized appreciation (depreciation)              (7)           (19)             (45)            (132)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) from operations                      3              3              (47)             629
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company payments                   -              -                -                -
  MetLife Investors Insurance Company redemptions                -              -                -                -
  Payments received from contract owners                       119            102               99            6,448
  Transfers between sub-accounts (including fixed
   account), net                                               178          1,437              149           11,574
  Transfers for contract benefits and terminations             (11)           (12)             (42)            (517)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     286          1,527              206           17,505
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                      289          1,530              159           18,134
Net assets at beginning of period                               62             86              355            4,365
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $          351          1,616              514           22,499
                                                    ==============  =============    =============    =============

                                                              Scudder I              First American
                                                    -----------------------------    --------------

                                                                                          FAIP
                                                    International     International      Equity
                                                      Portfolio      Portfolio B (g) Income IA (j)
                                                    -------------    --------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (31)              (11)           (16)
  Net realized gain (loss)                                    414                 4              1
  Change in unrealized appreciation (depreciation)         (1,546)             (158)           689
                                                    -------------     -------------  -------------
    Net increase (decrease) from operations                (1,163)             (165)           674
                                                    -------------     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company payments                  -                 -              -
  MetLife Investors Insurance Company redemptions               -                 -              -
  Payments received from contract owners                      413             1,355              -
  Transfers between sub-accounts (including fixed
   account), net                                            1,319             1,233         23,419
  Transfers for contract benefits and terminations           (101)               (4)           (54)
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  1,631             2,584         23,365
                                                    -------------     -------------  -------------
    Net increase (decrease) in net assets                     468             2,419         24,039
Net assets at beginning of period                           2,728                 -              -
                                                    -------------     -------------  -------------
Net assets at end of period                                 3,196             2,419         24,039
                                                    =============     =============  =============

(g) For the period from April 10, 2001 to December 31, 2001.
(j) For the period from December 14, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                               Total
                                                          --------------
      Increase (decrease) in net assets from operations:
        Net investment income (loss)                      $        1,736
        Net realized gain (loss)                                  41,820
        Change in unrealized appreciation (depreciation)        (274,641)
                                                          --------------
          Net increase (decrease) from operations               (231,085)
                                                          --------------
      Contract transactions:
        MetLife Investors Insurance Company payments                  35
        MetLife Investors Insurance Company redemptions               (4)
        Payments received from contract owners                   185,994
        Transfers between sub-accounts (including fixed
         account), net                                           290,621
        Transfers for contract benefits and terminations        (200,430)
                                                          --------------
          Net increase (decrease) in net assets from
           contract transactions                                 276,216
                                                          --------------
          Net increase (decrease) in net assets                   45,131
      Net assets at beginning of period                        2,572,850
                                                          --------------
      Net assets at end of period                         $    2,617,981
                                                          ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(1) Organization
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   On September 10, 2002, MLI's Board of Directors approved an Agreement and Plan of Merger (Agreement) providing for the merger of MetLife Investors Insurance Company of California (MLIOC) with and into MLI, with MLI being the surviving corporation of the merger. MLI is pursuing the certificate of authority and authorizations from the California Department of Insurance to offer variable annuities and variable life insurance products in the state of California. Upon receipt of these approvals, the Agreement will be presented to MetLife Investors Group, as sole shareholder of MLI and MLIOC, for approval. This merger should not impact the contract holders of the Separate Account.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the investment companies (shown below) which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI. In addition to the sub-accounts, the fixed account of MLI is an available investment alternative for certain contracts. The fixed account is not a part of the Separate Account and is included in the general assets and liabilities of MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct. The following sub-accounts were available for investment as of December 31, 2002:
                 MetLife Series Trust (Met Investors):
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth and Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Developing Growth Portfolio
                  Lord Abbett Developing Growth Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  JP Morgan Quality Bond Portfolio
                  JP Morgan Quality Bond Portfolio B
                  JP Morgan Small Cap Stock Portfolio
                  JP Morgan Small Cap Stock Portfolio B
                  JP Morgan Enhanced Index Portfolio
                  JP Morgan Enhanced Index Portfolio B
                  JP Morgan Select Equity Portfolio
                  JP Morgan Select Equity Portfolio B
                  JP Morgan International Equity Portfolio
                  JP Morgan International Equity Portfolio B
                  Met Putnam Research Portfolio B
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio B
                  MFS Mid Cap Growth Portfolio B
             MFS Research International Portfolio B
             MIST SSR Concentrated Int'l Portfolio B
             MIST AIM Mid Cap Core Equity Portfolio B
             MIST AIM Small Cap Growth Portfolio B
             MIST Third Avenue Small Cap Value Portfolio B
            General American Capital Company (GACC):
             Money Market Fund
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
             V.I. Premier Equity Fund
             V.I. Premier Equity Fund B
             V.I. Capital Appreciation Fund
             V.I. Capital Appreciation Fund B
             V.I. International Growth Fund
             V.I. International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Premier Growth Portfolio
             Premier Growth Portfolio B
             Bernstein Real Estate Investment Portfolio
             Bernstein Real Estate Investment Portfolio B
             Bernstein Small Cap Portfolio B
             Bernstein Value Portfolio B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(1) Organization, continued

       Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series
       Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund
        International Equity Fund
       Scudder Variable Series II (Scudder II):
        Dreman High Return Equity Portfolio
        Small Cap Growth Portfolio
        SVS Dreman Small Cap Value Portfolio
        Government Securities Portfolio
       MFS Variable Insurance Trust (MFS):
        Bond Series
        Research Series
        Research Series B
        Investors Trust Series
        Investors Trust Series B
        Emerging Growth Series
        Emerging Growth Series B
        High Income Series
        High Income Series B
        Strategic Income Series
        Strategic Income Series B
        New Discovery Series
        New Discovery Series B
       Metropolitan Series, Inc. (MetLife):
        Putnam International Stock Portfolio
        Putnam Large Cap Growth Portfolio
        Stock Index Portfolio B
       Oppenheimer Variable Account Funds (Oppenheimer):
        Capital Appreciation Fund
        Main Street Growth & Income Fund
        High Income Fund
        Bond Fund
        Strategic Bond Fund
       Putnam Variable Trust (Putnam):
        Growth and Income Fund
        Growth and Income Fund B
        New Value Fund
        New Value Fund B
        Vista Fund
        Vista Fund B
        International Growth Fund
        International Growth Fund B
        International New Opportunities Fund
        International New Opportunities Fund B
       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund
       Franklin Templeton Variable Insurance Products Trust (Templeton)
         (cont'd):
        Templeton Global Income Securities Fund B
        Franklin Small Cap Fund
        Franklin Small Cap Fund B
        Templeton Growth Securities Fund
        Templeton Growth Securities Fund B
        Templeton Foreign Securities Fund
        Templeton Foreign Securities Fund B
        Templeton Developing Markets Securities Fund
        Templeton Developing Markets Securities Fund B
        Templeton Mutual Shares Securities Fund
        Templeton Mutual Shares Securities Fund B
        Franklin Large Cap Growth Securities Fund
        Franklin Large Cap Growth Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio
        VIP Growth Portfolio B
        VIP II Contrafund Portfolio
        VIP III Growth Opportunities Portfolio
        VIP III Growth & Income Portfolio
        VIP Equity-Income Portfolio
        VIP Equity-Income Portfolio B
        VIP High Income Portfolio B
       American Century Variable Portfolios, Inc. (American Century):
        VP Income & Growth Fund
        VP International Fund
        VP Value Fund
       New England Zenith Fund (New England Zenith):
        Davis Venture Value Fund E
        Harris Oakmark Focused Value Series B
        Jennison Growth Portfolio B
        MFS Investors Trust Series B
        MFS Total Return Series B
        Capital Guardian US Equity Series B
       Dreyfus Variable Investment Fund (Dreyfus):
        Stock Index Portfolio
        Stock Index Portfolio B
        Disciplined Stock Portfolio
        Disciplined Stock Portfolio B
        Capital Appreciation Portfolio
        Capital Appreciation Portfolio B
       INVESCO Variable Investment Funds, Inc. (INVESCO):
        Dynamics Fund
        High Yield Fund
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth & Income Portfolio

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(1) Organization, continued

                PIMCO Variable Insurance Trust (PIMCO) (Cont'd)
                 Total Return Portfolio
                Scudder Variable Series I (Scudder I):
                 International Portfolio
           International Portfolio B
          First American Insurance Portfolios, Inc. (First American):
           FAIP Equity Income IA
               During 2002, the following portfolios changed
                 names
                 Met Investors Series Trust - MIST AIM Mid Cap
                  Equity Portfolio B to MIST AIM Mid Cap Core
                  Equity Portfolio B
                 AIM Variable Insurance Funds - AIM Value Fund
                  to AIM Premier Equity Fund
                 AIM Variable Insurance Funds - AIM
                  International Equity Fund to AIM International
                  Growth Fund
                 MFS Variable Insurance Trust - MFS Global
                  Government Series B to MFS Strategic Income
                  Series B
                 Franklin Templeton Variable Products Series
                  Fund - Templeton International Securities Fund to Templeton Foreign Securities Fund
                 Franklin Templeton Variable Products Series
                  Fund B - Templeton International Securities
                  Fund B to Templeton Foreign Securities Fund B
                 New England Zenith Fund - Harris Oakmark Mid
                  Cap Value B to Harris Oakmark Focused Value B
                 PIMCO Variable Trust - High Yield Bond
                  Portfolio to High Yield Portfolio
                 PIMCO Variable Trust - Low Duration Bond
                  Portfolio to Low Duration Portfolio
                 PIMCO Variable Trust - Total Return Bond
                  Portfolio to Total Return Portfolio

   The following sub-accounts ceased operations during 2002 and 2001
    Goldman Sachs Internet Tollkeeper Fund                           May 1, 2002
    Goldman Sachs Global Income Fund                                 May 1, 2002
    Met Investors Large Cap Research                                 February 12, 2001
    Met Investors Balanced Portfolio                                 December 14, 2001
    Met Investors Equity Income                                      December 14, 2001
    Met Investors Growth & Income Equity                             December 14, 2001
    MFS Emerging Markets Equity                                      February 12, 2001

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-dividend date.

  (b) Reinvestment of Distributions
      With the exception of the GACC Money Market Fund in 2001, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

      During 2001, GACC followed the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains were deemed to pass through to the Separate Account. As a result, GACC did not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund were allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(2) Significant Accounting Policies, continued

  (d) Annuity Reserves
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (e) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.

(4) Contract Fees
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended December 31, 2002, MLI deducted surrender fees of $205,332 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary date of the contract. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2002, MLI deducted contract maintenance and transfer fees of $126,374 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2002 follows:

     Met Investors Lord Abbett Growth and Income Portfolio      $  679,470
     Met Investors Lord Abbett Growth and Income Portfolio B       198,430
     Met Investors Lord Abbett Bond Debenture Portfolio            146,284
     Met Investors Lord Abbett Bond Debenture Portfolio B           61,500
     Met Investors Lord Abbett Developing Growth Portfolio          29,299
     Met Investors Lord Abbett Developing Growth Portfolio B         5,288
     Met Investors Lord Abbett Mid-Cap Value Portfolio              63,220
     Met Investors Lord Abbett Mid-Cap Value Portfolio B            52,293
     Met Investors JP Morgan Quality Bond Portfolio                 81,253
     Met Investors JP Morgan Quality Bond Portfolio B               27,756
     Met Investors JP Morgan Small Cap Stock Portfolio              55,494
     Met Investors JP Morgan Small Cap Stock Portfolio B             2,062
     Met Investors JP Morgan Enhanced Index Portfolio              156,434
     Met Investors JP Morgan Enhanced Index Portfolio B              5,260
     Met Investors JP Morgan Select Equity Portfolio               142,858
     Met Investors JP Morgan Select Equity Portfolio B               7,952
     Met Investors JP Morgan International Equity Portfolio         71,199
     Met Investors JP Morgan International Equity Portfolio B        1,695
     Met Investors Met Putnam Research Portfolio B                   6,648
     Met Investors Oppenheimer Capital Appreciation Portfolio B     23,663
     Met Investors PIMCO Money Market Portfolio B                   27,938
     Met Investors Janus Aggressive Growth Portfolio B              10,024
     Met Investors Lord Abbett Growth Opportunity Portfolio          1,977
     Met Investors Lord Abbett Growth Opportunity Portfolio B       15,410
     Met Investors PIMCO Total Return Bond Portfolio B              66,945
     Met Investors PIMCO Innovation Portfolio B                      2,424
     Met Investors MFS Mid Cap Growth Portfolio B                   13,708
     Met Investors MFS Research International Portfolio B           11,630
     Met Investors MIST SSR Concentrated Int'l Portfolio B           4,786
     Met Investors MIST AIM Mid Cap Core Equity Portfolio B          6,717
     Met Investors MIST AIM Small Cap Growth Portfolio B             9,816
     Met Investors MIST Third Ave Small Cap Val Portfolio B          7,211
     GACC Money Market Fund                                         36,426
     Russell Multi-Style Equity Fund                                60,258
     Russell Aggressive Equity Fund                                 10,027
     Russell Non-US Fund                                            22,194
     Russell Core Bond Fund                                         33,015
     Russell Real Estate Securities Fund                             2,500
     AIM V.I. Premier Equity Fund                                   90,208
     AIM V.I. Premier Equity Fund B                                    606
     AIM V.I. Capital Appreciation Fund                             57,435
     AIM V.I. Capital Appreciation Fund B                              412
     AIM V.I. International Growth Fund                              5,184
     AIM V.I. International Growth Fund B                               31
     Alliance Premier Growth Portfolio                              62,671
     Alliance Premier Growth Portfolio B                            42,864

        Alliance Bernstein Real Estate Investment Portfolio   $    9,408
        Alliance Bernstein Real Estate Investment Portfolio B     15,076
        Alliance Bernstein Small Cap Portfolio B                   1,531
        Alliance Bernstein Value Portfolio B                         798
        Liberty Newport Tiger Fund, Variable Series                  698
        Goldman Sachs Growth and Income Fund                       5,744
        Goldman Sachs International Equity Fund                    2,968
        Scudder II Dreman High Return Equity Portfolio               293
        Scudder II Small Cap Growth Portfolio                      3,338
        Scudder II SVS Dreman Small Cap Value Portfolio            4,861
        Scudder II Government Securities Portfolio                 3,802
        MFS Bond Series                                            1,187
        MFS Research Series                                       17,641
        MFS Research Series B                                      1,204
        MFS Investors Trust Series                                26,574
        MFS Investors Trust Series B                              19,153
        MFS Emerging Growth Series                                21,427
        MFS Emerging Growth Series B                                 834
        MFS High Income Series                                     9,499
        MFS High Income Series B                                  15,376
        MFS Strategic Income Series                                1,571
        MFS Strategic Income Series B                              2,224
        MFS New Discovery Series                                   6,671
        MFS New Discovery Series B                                20,712
        MetLife Putnam International Stock Portfolio                 374
        MetLife Putnam Large Cap Growth Portfolio                    421
        MetLife Stock Index Portfolio B                            9,812
        Oppenheimer Capital Appreciation Fund                     10,521
        Oppenheimer Main Street Growth & Income Fund              11,648
        Oppenheimer High Income Fund                               3,284
        Oppenheimer Bond Fund                                     14,134
        Oppenheimer Strategic Bond Fund                            3,576
        Putnam VT Growth and Income Fund                          29,749
        Putnam VT Growth and Income Fund B                         1,539
        Putnam VT New Value Fund                                   1,953
        Putnam VT New Value Fund B                                 1,081
        Putnam VT Vista Fund                                      11,605
        Putnam VT Vista Fund B                                     1,411
        Putnam VT International Growth Fund                       29,195
        Putnam VT International Growth Fund B                     29,723
        Putnam VT International New Opportunities Fund             2,794
        Putnam VT International New Opportunities Fund B             272
        Templeton Global Income Securities Fund                      929
        Templeton Global Income Securities Fund B                    419
        Franklin Small Cap Fund                                    5,993
        Franklin Small Cap Fund B                                  3,296

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(5) Cost Basis of Investments, continued


           Templeton Growth Securities Fund                $    3,501
           Templeton Growth Securities Fund B                   2,001
           Templeton Foreign Securities Fund                   14,541
           Templeton Foreign Securities Fund B                  5,513
           Templeton Developing Markets Securities Fund         6,900
           Templeton Developing Markets Securities Fund B      10,097
           Templeton Mutual Shares Securities Fund             10,521
           Templeton Mutual Shares Securities Fund B           17,102
           Franklin Large Cap Growth Securities Fund            7,553
           Franklin Large Cap Growth Securities Fund B          6,298
           Fidelity VIP Growth Portfolio                        4,129
           Fidelity VIP Growth Portfolio B                      2,775
           Fidelity VIP II Contrafund Portfolio                 3,839
           Fidelity VIP III Growth Opportunities Portfolio        839
           Fidelity VIP III Growth & Income Portfolio           2,787
           Fidelity VIP Equity-Income Portfolio                 2,161
           Fidelity VIP Equity-Income Portfolio B               2,754
           Fidelity VIP High Income Portfolio B                   282
           American Century VP Income & Growth Fund            60,026
           American Century VP International Fund                 626
           American Century VP Value Fund                      15,920

       New England Zenith Davis Venture Value Fund E          $   39,186
       New England Zenith Harris Oakmark Focused Value Fund B     24,171
       Zenith Jennison Growth Portfolio B                         14,269
       Zenith MFS Investors Trust B                               11,770
       Zenith MFS Total Return B                                   6,656
       Zenith Capital Guardian US Equity B                         8,780
       Dreyfus Stock Index Fund                                    1,145
       Dreyfus Stock Index Fund B                                  2,331
       Dreyfus VIF Disciplined Stock Portfolio                       207
       Dreyfus VIF Disciplined Stock Portfolio B                     331
       Dreyfus VIF Capital Appreciation Portfolio                  6,559
       Dreyfus VIF Capital Appreciation Portfolio B               16,258
       INVESCO VIF Dynamics Fund                                  26,985
       INVESCO VIF High Yield Fund                                 4,691
       PIMCO High Yield Portfolio                                  1,040
       PIMCO Low Duration Portfolio                               10,047
       PIMCO StocksPLUS Growth & Income Portfolio                  1,217
       PIMCO Total Return Portfolio                               35,698
       Scudder I International Portfolio                           4,227
       Scudder I International Portfolio B                         7,129
       First American FAIP Equity Income IA                       19,627
                                                              ----------
                                                              $3,209,283
                                                              ==========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                            Lord Abbett  Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                            Growth and   Growth and        Bond           Bond        Developing     Developing        Large
                              Income       Income        Debenture      Debenture       Growth         Growth           Cap
                             Portfolio   Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B      Research
                            -----------  -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000  19,823,112            -     10,405,001              -      3,409,768              -      2,811,744
   Units Issued               2,919,336    1,465,379        639,215        993,476        153,134        227,438         82,552
   Units Redeemed            (2,821,449)     (10,963)      (959,208)        (3,357)      (460,310)             -     (2,894,296)
                            -----------  -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001  19,920,999    1,454,416     10,085,008        990,119      3,102,592        227,438              -
                            ===========  ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 635,972    3,743,973        508,995      3,810,385         73,317        399,355              -
   Units Redeemed            (2,817,170)    (299,899)    (1,404,783)      (401,134)      (663,371)       (52,334)             -
                            -----------  -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002  17,739,801    4,898,490      9,189,220      4,399,370      2,512,538        574,459              -
                            ===========  ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000      93,720            -         35,950              -          2,153              -          5,716
   Units Issued                  88,822            -         15,345              -          7,645              -              -
   Units Redeemed               (47,647)           -        (13,747)             -           (359)             -         (5,716)
                            -----------  -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001     134,895            -         37,548              -          9,439              -              -
                            ===========  ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  52,573            -         18,167              -          2,704              -              -
   Units Redeemed               (29,518)           -        (17,213)             -         (4,724)             -              -
                            -----------  -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     157,950            -         38,502              -          7,419              -              -
                            ===========  ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                            Lord Abbett    Lord Abbett     JP Morgan      JP Morgan      JP Morgan      JP Morgan
                              Mid-Cap        Mid-Cap        Quality        Quality         Small          Small
                               Value          Value          Bond           Bond         Cap Stock      Cap Stock
                             Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000   3,390,498              -      6,715,635              -      5,486,981              -
   Units Issued                 860,249        900,429        725,866        501,250         31,045         62,888
   Units Redeemed              (252,514)        (2,989)      (793,084)          (575)      (747,329)        (4,235)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001   3,998,233        897,440      6,648,417        500,675      4,770,697         58,653
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 993,785      2,307,894        780,201      1,665,438        141,709        125,199
   Units Redeemed              (594,225)      (150,524)    (1,341,572)      (214,675)    (1,168,133)       (24,611)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002   4,397,793      3,054,810      6,087,046      1,951,438      3,744,273        159,241
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000       2,085              -         27,850              -          8,272              -
   Units Issued                   6,313              -         14,275              -          5,544              -
   Units Redeemed                  (647)             -        (11,613)             -         (2,101)             -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       7,751              -         30,512              -         11,715              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                   9,142              -         20,414              -          7,326              -
   Units Redeemed                (2,372)             -        (15,397)             -         (3,430)             -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002      14,521              -         35,529              -         15,611              -
                            ===========    ===========    ===========    ===========    ===========    ===========


                             JP Morgan
                             Enhanced
                               Index
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000  10,722,146
   Units Issued                 191,542
   Units Redeemed            (1,167,149)
                            -----------
 Unit Balance at 12/31/2001   9,746,539
                            ===========
   Units Issued                 385,039
   Units Redeemed            (2,283,735)
                            -----------
 Unit Balance at 12/31/2002   7,847,843
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000      34,232
   Units Issued                  29,316
   Units Redeemed               (20,302)
                            -----------
 Unit Balance at 12/31/2001      43,246
                            ===========
   Units Issued                   7,276
   Units Redeemed               (10,749)
                            -----------
 Unit Balance at 12/31/2002      39,773
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                   Met Investors
                            -----------------------------------------------------------------------------------------
                             JP Morgan      JP Morgan      JP Morgan       JP Morgan      JP Morgan
                             Enhanced        Select         Select       International  International
                               Index         Equity         Equity          Equity         Equity       Balanced
                            Portfolio B     Portfolio     Portfolio B      Portfolio     Portfolio B    Portfolio
                            -----------    -----------    -----------    -------------  -------------  -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -     12,066,583              -       7,821,958              -       665,772
   Units Issued                 193,422         76,595        308,771          51,760         95,474        46,741
   Units Redeemed                (3,160)    (1,232,664)        (3,431)     (1,014,489)        (1,218)     (712,513)
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2001     190,262     10,910,514        305,340       6,859,229         94,256             -
                            ===========    ===========    ===========     ===========    ===========   ===========
   Units Issued                 186,655         77,939        295,058         767,889        246,130             -
   Units Redeemed               (51,949)    (2,443,350)       (55,256)     (2,338,966)      (166,841)            -
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2002     324,968      8,545,103        545,142       5,288,152        173,545             -
                            ===========    ===========    ===========     ===========    ===========   ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -         27,120              -          15,376              -           540
   Units Issued                       -         11,367              -           1,455              -         2,890
   Units Redeemed                     -        (10,523)             -          (4,366)             -        (3,430)
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2001           -         27,964              -          12,465              -             -
                            ===========    ===========    ===========     ===========    ===========   ===========
   Units Issued                       -          8,886              -           5,735              -             -
   Units Redeemed                     -         (9,190)             -          (4,123)             -             -
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2002           -         27,660              -          14,077              -             -
                            ===========    ===========    ===========     ===========    ===========   ===========



                              Equity
                              Income
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     435,002
   Units Issued                      94
   Units Redeemed              (435,096)
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                               Growth          Met        Oppenheimer       PIMCO          Janus       Lord Abbett
                             and Income      Putnam         Capital         Money       Aggressive       Growth
                               Equity       Research      Appreciation     Market         Growth       Opportunity
                             Portfolio     Portfolio B    Portfolio B    Portfolio B    Portfolio B     Portfolio
                            -----------    -----------    ------------   -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000   1,054,184              -              -              -              -              -
   Units Issued                  49,625        131,150        288,885        645,249        164,642         87,006
   Units Redeemed            (1,103,809)        (1,087)          (659)      (178,067)          (440)        (1,267)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -        130,063        288,226        467,182        164,202         85,739
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -        918,675      3,531,993      6,210,028      1,779,446        213,497
   Units Redeemed                     -        (75,160)      (334,704)    (3,904,217)      (205,418)       (44,573)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -        973,578      3,485,515      2,772,993      1,738,230        254,663
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000         519              -              -              -              -              -
   Units Issued                   2,950              -              -              -              -              -
   Units Redeemed                (3,469)             -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -              -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -              -              -              -              -            398
   Units Redeemed                     -              -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -              -              -              -            398
                            ===========    ===========    ===========    ===========    ===========    ===========


                            Lord Abbett
                              Growth
                            Opportunity
                            Portfolio B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                 620,709
   Units Redeemed                (4,766)
                            -----------
 Unit Balance at 12/31/2001     615,943
                            ===========
   Units Issued               1,478,850
   Units Redeemed              (136,683)
                            -----------
 Unit Balance at 12/31/2002   1,958,110
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                                   Met Investors
                            -----------------------------------------------------------------------------------------
                               PIMCO                          MFS             MFS         MIST SSR      MIST AIM
                            Total Return      PIMCO         Mid Cap        Research     Concentrated     MidCap
                                Bond       Innovation       Growth       International  International  Core Equity
                            Portfolio B    Portfolio B    Portfolio B     Portfolio B    Portfolio B   Portfolio B
                            ------------   -----------    -----------    -------------  -------------  -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -              -              -               -              -             -
   Units Issued                 219,432        113,233        217,145         102,285          2,650        16,422
   Units Redeemed                  (577)        (1,990)          (234)           (456)             -             -
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2001     218,855        111,243        216,911         101,829          2,650        16,422
                            ===========    ===========    ===========     ===========    ===========   ===========
   Units Issued               6,541,017        609,357      2,609,666       2,197,272        578,612       719,069
   Units Redeemed              (614,716)      (109,762)      (268,556)       (718,204)       (59,915)      (81,964)
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2002   6,145,156        610,838      2,558,021       1,580,897        521,347       653,527
                            ===========    ===========    ===========     ===========    ===========   ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -               -              -             -
   Units Issued                       -              -              -               -              -             -
   Units Redeemed                     -              -              -               -              -             -
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2001           -              -              -               -              -             -
                            ===========    ===========    ===========     ===========    ===========   ===========
   Units Issued                       -              -              -               -              -             -
   Units Redeemed                     -              -              -               -              -             -
                            -----------    -----------    -----------     -----------    -----------   -----------
 Unit Balance at 12/31/2002           -              -              -               -              -             -
                            ===========    ===========    ===========     ===========    ===========   ===========


                             MIST AIM
                             Small Cap
                              Growth
                            Portfolio B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                  18,549
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001      18,549
                            ===========
   Units Issued               1,125,669
   Units Redeemed               (80,910)
                            -----------
 Unit Balance at 12/31/2002   1,063,308
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                Met
                             Investors         GACC                                   Russell
                            -----------    -----------    -----------------------------------------------------------
                            MIST Third
                             Ave Small                       Multi-
                             Cap Value        Money           Style       Aggressive                       Core
                            Portfolio B       Market         Equity         Equity         Non-US          Bond
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -      2,265,294      4,567,652      1,066,818      1,864,835      2,979,535
   Units Issued                       -      1,712,600        695,148         92,043        250,107        218,266
   Units Redeemed                     -     (1,064,264)      (358,577)       (82,706)      (128,328)      (282,964)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -      2,913,630      4,904,223      1,076,155      1,986,614      2,914,837
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 921,574      4,280,630        308,497         55,392        180,173        195,841
   Units Redeemed               (48,075)    (4,314,744)      (644,589)      (168,849)      (352,515)      (492,212)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     873,499      2,879,516      4,568,131        962,698      1,814,272      2,618,466
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -         23,887          1,199            289            752         13,341
   Units Issued                       -          7,768         11,945          3,522          1,152         13,839
   Units Redeemed                     -         (4,443)          (624)           (76)          (240)        (4,303)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -         27,212         12,520          3,735          1,664         22,877
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -          5,112          2,687          2,311             57          1,442
   Units Redeemed                     -         (5,555)          (625)          (552)          (297)        (5,539)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -         26,769         14,582          5,494          1,424         18,780
                            ===========    ===========    ===========    ===========    ===========    ===========




                                Real
                               Estate
                             Securities
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     171,854
   Units Issued                  53,012
   Units Redeemed                (8,765)
                            -----------
 Unit Balance at 12/31/2001     216,101
                            ===========
   Units Issued                  46,860
   Units Redeemed               (58,864)
                            -----------
 Unit Balance at 12/31/2002     204,097
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                     452
   Units Redeemed                   (30)
                            -----------
 Unit Balance at 12/31/2001         422
                            ===========
   Units Issued                       -
   Units Redeemed                   (91)
                            -----------
 Unit Balance at 12/31/2002         331
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                   AIM
                            --------------------------------------------------------------------------------
                               V.I.            V.I.           V.I.            V.I.          V.I.           V.I.
                              Premier        Premier        Capital         Capital     International  International
                              Equity         Equity B     Appreciation   Appreciation B    Growth        Growth B
                            -----------    -----------    ------------   -------------- -------------  -------------
Accumulation Units:
 Unit Balance at 12/31/2000   5,640,882              -      3,185,610               -        623,758              -
   Units Issued               1,764,145              -      1,384,048               -        198,825              -
   Units Redeemed              (475,798)             -       (321,329)              -        (92,409)             -
                            -----------    -----------    -----------     -----------    -----------    -----------
 Unit Balance at 12/31/2001   6,929,229              -      4,248,329               -        730,174              -
                            ===========    ===========    ===========     ===========    ===========    ===========
   Units Issued                 829,034         79,280        600,784          57,122      1,029,980         28,423
   Units Redeemed            (1,564,238)        (4,469)    (1,004,870)         (9,129)    (1,119,080)       (24,670)
                            -----------    -----------    -----------     -----------    -----------    -----------
 Unit Balance at 12/31/2002   6,194,025         74,811      3,844,243          47,993        641,074          3,753
                            ===========    ===========    ===========     ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000       3,880              -          2,077               -              -              -
   Units Issued                  15,363              -          9,147               -          7,824              -
   Units Redeemed                (3,707)             -           (216)              -         (2,088)             -
                            -----------    -----------    -----------     -----------    -----------    -----------
 Unit Balance at 12/31/2001      15,536              -         11,008               -          5,736              -
                            ===========    ===========    ===========     ===========    ===========    ===========
   Units Issued                   5,167              -          2,917               -          9,843              -
   Units Redeemed                (3,617)             -         (2,417)              -         (4,959)             -
                            -----------    -----------    -----------     -----------    -----------    -----------
 Unit Balance at 12/31/2002      17,086              -         11,508               -         10,620              -
                            ===========    ===========    ===========     ===========    ===========    ===========

                             Alliance
                            -----------
                              Premier
                              Growth
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000   3,937,242
   Units Issued                 945,872
   Units Redeemed              (242,147)
                            -----------
 Unit Balance at 12/31/2001   4,640,967
                            ===========
   Units Issued                 322,602
   Units Redeemed            (1,205,327)
                            -----------
 Unit Balance at 12/31/2002   3,758,242
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000       1,438
   Units Issued                   2,730
   Units Redeemed                  (261)
                            -----------
 Unit Balance at 12/31/2001       3,907
                            ===========
   Units Issued                   3,545
   Units Redeemed                (1,183)
                            -----------
 Unit Balance at 12/31/2002       6,269
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                        Alliance                                         Liberty
                            ---------------------------------------------------------------            -----------
                                            Bernstein      Bernstein                                     Newport
                              Premier      Real Estate    Real Estate     Bernstein      Bernstein        Tiger
                              Growth       Investment     Investment      Small Cap        Value          Fund,
                            Portfolio B     Portfolio     Portfolio B    Portfolio B    Portfolio B      Variable
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -        941,017              -              -              -         75,915
   Units Issued               1,258,467        268,784        504,467          6,876         21,497         19,901
   Units Redeemed               (43,947)      (113,609)          (154)             -              -        (19,492)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001   1,214,520      1,096,192        504,313          6,876         21,497         76,324
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued               2,940,252        126,472      1,059,086        156,859         83,866        190,913
   Units Redeemed              (193,995)      (212,446)       (97,757)       (16,533)       (16,592)      (198,738)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002   3,960,777      1,010,218      1,465,642        147,202         88,771         68,499
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -              -
   Units Issued                       -            570              -              -              -              -
   Units Redeemed                     -             (5)             -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -            565              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -          1,690              -              -              -              -
   Units Redeemed                     -           (174)             -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -          2,081              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========

                            Goldman Sachs
                            -------------

                               Growth
                                 and
                               Income
                            -------------
Accumulation Units:
 Unit Balance at 12/31/2000      673,925
   Units Issued                   80,101
   Units Redeemed                (59,267)
                             -----------
 Unit Balance at 12/31/2001      694,759
                             ===========
   Units Issued                   35,096
   Units Redeemed               (151,988)
                             -----------
 Unit Balance at 12/31/2002      577,867
                             ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -
   Units Issued                      863
   Units Redeemed                    (49)
                             -----------
 Unit Balance at 12/31/2001          814
                             ===========
   Units Issued                   16,060
   Units Redeemed                 (5,732)
                             -----------
 Unit Balance at 12/31/2002       11,142
                             ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                         Goldman Sachs                                       Scudder II
                            --------------------------------------       --------------------------------------------
                                                                           Dreman                       SVS Dreman
                                                                         High Return     Small Cap      Small Cap
                            International     Global        Internet       Equity         Growth          Value
                               Equity         Income       Tollkeeper     Portfolio      Portfolio      Portfolio
                            -------------  -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000      287,210        72,120         71,681         11,685        249,067        518,884
   Units Issued                   16,710       103,133        314,671          2,712         57,483         70,854
   Units Redeemed                (27,554)      (18,946)      (127,703)        (2,999)       (36,013)       (54,932)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001      276,366       156,307        258,649         11,398        270,537        534,806
                             ===========   ===========    ===========    ===========    ===========    ===========
   Units Issued                   36,934        39,662          8,941         18,063        144,310        199,679
   Units Redeemed                (82,456)     (195,969)      (267,590)        (2,799)      (165,564)      (208,550)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002      230,844             -              -         26,662        249,283        525,935
                             ===========   ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000        1,775             -              -              -              -              -
   Units Issued                        -           152              -              -              -              -
   Units Redeemed                   (272)            -              -              -              -              -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001        1,503           152              -              -              -              -
                             ===========   ===========    ===========    ===========    ===========    ===========
   Units Issued                        -             -              -              -              -              -
   Units Redeemed                   (281)         (152)             -              -              -              -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002        1,222             -              -              -              -              -
                             ===========   ===========    ===========    ===========    ===========    ===========



                             Government
                             Securities
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     201,531
   Units Issued                  69,935
   Units Redeemed               (33,519)
                            -----------
 Unit Balance at 12/31/2001     237,947
                            ===========
   Units Issued                 157,945
   Units Redeemed               (84,195)
                            -----------
 Unit Balance at 12/31/2002     311,697
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                       MFS
                            -----------------------------------------------------------------------------------------
                                                                          Investors      Investors       Emerging
                                Bond         Research      Reseach B        Trust         Trust B         Growth
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000     148,025      1,487,387              -      2,041,279              -      1,710,417
   Units Issued                  35,075        157,738         70,393        598,602        894,833        127,387
   Units Redeemed               (35,151)      (108,219)        (2,205)      (125,444)       (11,729)      (186,884)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001     147,949      1,536,906         68,188      2,514,437        883,104      1,650,920
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  24,337         88,936         71,216        207,232      1,239,340        224,796
   Units Redeemed               (72,098)      (393,062)       (16,312)      (464,937)      (169,474)      (539,142)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     100,188      1,232,780        123,092      2,256,732      1,952,970      1,336,574
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -          1,165
   Units Issued                       -          2,694              -            385              -              -
   Units Redeemed                     -           (854)             -            (19)             -           (527)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -          1,840              -            366              -            638
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -          1,718              -         18,752              -          2,252
   Units Redeemed                     -         (1,026)             -         (2,419)             -         (1,292)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -          2,532              -         16,699              -          1,598
                            ===========    ===========    ===========    ===========    ===========    ===========


                              Emerging
                              Growth B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                  36,977
   Units Redeemed                  (694)
                            -----------
 Unit Balance at 12/31/2001      36,283
                            ===========
   Units Issued                  51,455
   Units Redeemed                (6,665)
                            -----------
 Unit Balance at 12/31/2002      81,073
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                       MFS
                            -----------------------------------------------------------------------------------------
                              Emerging
                              Markets          High           High        Strategic      Strategic         New
                               Equity         Income        Income B       Income        Income B       Discovery
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000      11,079        546,225              -         14,766              -         16,967
   Units Issued                       8        269,225        306,010         11,027            736        834,482
   Units Redeemed               (11,087)       (36,168)        (1,157)        (5,520)             -        (22,519)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -        779,282        304,853         20,273            736        828,930
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -        217,398      1,424,465        158,616        227,573        390,946
   Units Redeemed                     -       (144,371)      (133,815)       (37,201)       (29,794)      (309,233)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -        852,309      1,595,503        141,688        198,515        910,643
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -          1,037              -              -              -              -
   Units Issued                       -              -              -              -              -          3,605
   Units Redeemed                     -           (223)             -              -              -           (306)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -            814              -              -              -          3,299
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -            453              -            313              -          1,929
   Units Redeemed                     -           (260)             -           (195)             -           (629)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -          1,007              -            118              -          4,599
                            ===========    ===========    ===========    ===========    ===========    ===========



                                New
                            Discovery B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                 872,917
   Units Redeemed                (5,503)
                            -----------
 Unit Balance at 12/31/2001     867,414
                            ===========
   Units Issued               2,443,747
   Units Redeemed              (150,029)
                            -----------
 Unit Balance at 12/31/2002   3,161,132
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                            MetLife                                          Oppenheimer
                            --------------------------------------       --------------------------------------------
                               Putnam        Putnam                                     Main Street
                            International   Large Cap        Stock                        Growth
                                Stock        Growth          Index         Capital           &             High
                              Portfolio     Portfolio     Portfolio B    Appreciation     Income          Income
                            -------------  -----------    -----------    ------------   -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000       21,346        22,721              -        721,879      1,218,285        294,225
   Units Issued                   34,945        93,724         43,965        119,027        229,962         28,042
   Units Redeemed                 (2,178)       (7,393)           (17)       (68,002)       (90,552)       (23,637)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       54,113       109,052         43,948        772,904      1,357,695        298,630
                             ===========   ===========    ===========    ===========    ===========    ===========
   Units Issued                    6,608        16,669      1,290,674         83,233         87,958         47,085
   Units Redeemed                (16,026)      (39,987)      (252,018)      (213,020)      (415,708)       (72,955)
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       44,695        85,734      1,082,604        643,117      1,029,945        272,760
                             ===========   ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -             -              -              -              -              -
   Units Issued                        -             -              -              -              -              -
   Units Redeemed                      -             -              -              -              -              -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001            -             -              -              -              -              -
                             ===========   ===========    ===========    ===========    ===========    ===========
   Units Issued                        -             -              -              -          1,317              -
   Units Redeemed                      -             -              -              -           (229)             -
                             -----------   -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002            -             -              -              -          1,088              -
                             ===========   ===========    ===========    ===========    ===========    ===========





                                Bond
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000   1,183,359
   Units Issued                  76,524
   Units Redeemed               (97,954)
                            -----------
 Unit Balance at 12/31/2001   1,161,929
                            ===========
   Units Issued                 289,333
   Units Redeemed              (299,422)
                            -----------
 Unit Balance at 12/31/2002   1,151,840
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                            Oppenheimer                                       Putnam
                            -----------    --------------------------------------------------------------------------

                                              Growth         Growth
                             Strategic         and            and            New            New
                               Bond           Income        Income B        Value         Value B         Vista
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000     364,302      2,756,294              -        122,202              -        818,622
   Units Issued                  31,596        212,312         81,972         73,974         27,156        116,692
   Units Redeemed               (58,902)      (228,624)        (1,071)       (34,986)             -        (71,255)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001     336,996      2,739,982         80,901        161,190         27,156        864,059
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  30,121        224,456         83,829         40,746         75,758         54,560
   Units Redeemed               (69,536)      (596,159)       (19,959)       (44,883)       (13,978)      (229,206)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     297,581      2,368,279        144,771        157,053         88,936        689,413
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -              -
   Units Issued                   2,184          4,721              -            709              -          2,903
   Units Redeemed                   (51)          (995)             -            (64)             -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       2,133          3,726              -            645              -          2,903
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                     213         17,041              -          4,503              -            350
   Units Redeemed                     -         (4,240)             -         (2,754)             -           (957)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       2,346         16,527              -          2,394              -          2,296
                            ===========    ===========    ===========    ===========    ===========    ===========





                              Vista B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                  25,516
   Units Redeemed                  (630)
                            -----------
 Unit Balance at 12/31/2001      24,886
                            ===========
   Units Issued                 138,065
   Units Redeemed               (13,709)
                            -----------
 Unit Balance at 12/31/2002     149,242
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                     Putnam                                            Templeton
                            --------------------------------------------------------     -----------------------------
                                                          International   International   Templeton      Templeton
                            International  International       New             New         Global         Global
                               Growth        Growth B     Opportunities  Opportunities B   Income        Income B
                            -------------  -------------  -------------  --------------- -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000    1,605,448              -        294,255               -        86,436              -
   Units Issued                  480,976        748,361         32,442          30,576        26,330         18,615
   Units Redeemed                (98,948)        (8,056)       (34,382)        (20,787)      (17,696)             -
                             -----------    -----------    -----------     -----------   -----------    -----------
 Unit Balance at 12/31/2001    1,987,476        740,305        292,315           9,789        95,070         18,615
                             ===========    ===========    ===========     ===========   ===========    ===========
   Units Issued                  189,049      1,984,454        237,944          94,569        11,503         27,225
   Units Redeemed               (344,909)      (209,680)      (296,846)        (73,252)      (14,350)        (5,342)
                             -----------    -----------    -----------     -----------   -----------    -----------
 Unit Balance at 12/31/2002    1,831,616      2,515,079        233,413          31,106        92,223         40,498
                             ===========    ===========    ===========     ===========   ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -              -          1,187               -             -              -
   Units Issued                      206              -          1,161               -             -              -
   Units Redeemed                    (21)             -           (272)              -             -              -
                             -----------    -----------    -----------     -----------   -----------    -----------
 Unit Balance at 12/31/2001          185              -          2,076               -             -              -
                             ===========    ===========    ===========     ===========   ===========    ===========
   Units Issued                    2,015              -            357               -             -              -
   Units Redeemed                   (191)             -           (462)              -             -              -
                             -----------    -----------    -----------     -----------   -----------    -----------
 Unit Balance at 12/31/2002        2,009              -          1,971               -             -              -
                             ===========    ===========    ===========     ===========   ===========    ===========


                              Franklin
                               Small
                                Cap
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     344,394
   Units Issued                 137,753
   Units Redeemed               (58,329)
                            -----------
 Unit Balance at 12/31/2001     423,818
                            ===========
   Units Issued                 150,805
   Units Redeemed              (131,924)
                            -----------
 Unit Balance at 12/31/2002     442,699
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                     447
   Units Redeemed                  (447)
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                                    Templeton
                            -----------------------------------------------------------------------------------------
                                                                                         Templeton      Templeton
                              Franklin      Templeton      Templeton      Templeton       Foreign       Developing
                               Small          Growth         Growth        Foreign       Securities      Markets
                               Cap B        Securities    Securities B    Securities       Fund B       Securities
                            -----------    -----------    ------------   -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -        208,829              -      1,407,228              -        697,304
   Units Issued                 124,872         69,758         87,165        268,647        239,943        353,919
   Units Redeemed                   (20)       (19,444)          (377)       (98,313)        (1,882)       (74,796)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001     124,852        259,143         86,788      1,577,562        238,061        976,427
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 227,181         42,818         86,188      1,204,049        621,081         67,482
   Units Redeemed               (40,964)       (71,742)       (19,055)    (1,308,880)      (205,665)      (202,217)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     311,069        230,219        153,921      1,472,731        653,477        841,692
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -              -
   Units Issued                       -              -              -              -              -              -
   Units Redeemed                     -              -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001           -              -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                       -          1,337              -            937              -          2,748
   Units Redeemed                     -            (45)             -           (112)             -           (265)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -          1,292              -            825              -          2,483
                            ===========    ===========    ===========    ===========    ===========    ===========


                             Templeton
                             Developing
                              Markets
                            Securities B
                            ------------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                 535,973
   Units Redeemed                (1,546)
                            -----------
 Unit Balance at 12/31/2001     534,427
                            ===========
   Units Issued               1,022,987
   Units Redeemed              (117,226)
                            -----------
 Unit Balance at 12/31/2002   1,440,188
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                 Templeton                                             Fidelity
                            --------------------------------------------------          -----------------------------
                             Templeton      Templeton       Franklin       Franklin
                               Mutual         Mutual       Large Cap      Large Cap         VIP            VIP
                               Shares         Shares         Growth         Growth        Growth         Growth
                             Securities    Securities B    Securities    Securities B    Portfolio     Portfolio B
                            -----------    ------------   -----------    ------------   -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000     709,561              -        404,358              -        232,002              -
   Units Issued                 341,975        637,758        201,472        210,552         78,482         71,308
   Units Redeemed               (31,050)        (6,231)       (81,748)        (3,728)       (15,129)        (4,280)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001   1,020,486        631,527        524,082        206,824        295,355         67,028
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 359,054        944,056        103,555        342,144         24,129        224,978
   Units Redeemed              (508,623)      (138,871)      (165,747)       (43,690)       (66,876)       (34,319)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     870,917      1,436,712        461,890        505,278        252,608        257,687
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000       2,452              -              -              -              -              -
   Units Issued                       -              -          1,899              -              -              -
   Units Redeemed                  (369)             -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       2,083              -          1,899              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                   2,212              -          1,096              -              -              -
   Units Redeemed                  (284)             -           (448)             -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       4,011              -          2,547              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========



                               VIP II
                             Contrafund
                             Portfolio
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     279,709
   Units Issued                  39,805
   Units Redeemed               (23,614)
                            -----------
 Unit Balance at 12/31/2001     295,900
                            ===========
   Units Issued                  16,724
   Units Redeemed               (46,311)
                            -----------
 Unit Balance at 12/31/2002     266,313
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                                                        Fidelity
                            ----------------------------------------------------------------
                               VIP III       VIP III          VIP            VIP
                               Growth       Growth &        Equity-        Equity-          VIP
                            Opportunities    Income         Income         Income       High Income
                              Portfolio     Portfolio      Portfolio     Portfolio B    Portfolio B
                            -------------  -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000       97,533       262,946        166,995              -              -
   Units Issued                   13,154         9,388         52,024         46,230          4,006
   Units Redeemed                (13,945)      (34,652)       (11,177)          (769)             -
                             -----------   -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       96,742       237,682        207,842         45,461          4,006
                             ===========   ===========    ===========    ===========    ===========
   Units Issued                    1,075        15,918         21,987        252,899         41,611
   Units Redeemed                (23,077)      (38,528)       (47,173)       (21,024)       (13,499)
                             -----------   -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       74,740       215,072        182,656        277,336         32,118
                             ===========   ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -             -              -              -              -
   Units Issued                        -             -              -              -              -
   Units Redeemed                      -             -              -              -              -
                             -----------   -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001            -             -              -              -              -
                             ===========   ===========    ===========    ===========    ===========
   Units Issued                        -             -            235              -              -
   Units Redeemed                      -             -           (235)             -              -
                             -----------   -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002            -             -              -              -              -
                             ===========   ===========    ===========    ===========    ===========

                                 American Century
                            -------------------------

                                 VP
                              Income &          VP
                               Growth      International
                            -----------    -------------
Accumulation Units:
 Unit Balance at 12/31/2000     900,367          61,640
   Units Issued               2,773,536          39,252
   Units Redeemed               (90,205)        (12,131)
                            -----------     -----------
 Unit Balance at 12/31/2001   3,583,698          88,761
                            ===========     ===========
   Units Issued               4,661,632         239,119
   Units Redeemed              (546,695)       (231,793)
                            -----------     -----------
 Unit Balance at 12/31/2002   7,698,635          96,087
                            ===========     ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -               -
   Units Issued                     471               -
   Units Redeemed                   (13)              -
                            -----------     -----------
 Unit Balance at 12/31/2001         458               -
                            ===========     ===========
   Units Issued                   4,332               -
   Units Redeemed                  (434)              -
                            -----------     -----------
 Unit Balance at 12/31/2002       4,356               -
                            ===========     ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(6) Changes in Units Outstanding, continued

                              American
                              Century                                   New England Zenith
                            -----------    --------------------------------------------------------------------------
                                                            Harris
                                              Davis         Oakmark                         MFS            MFS
                                 VP          Venture        Focused        Jennison      Investors        Total
                               Value         Value E        Value B        Growth B       Trust B        Return B
                            -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000     425,321              -              -              -              -              -
   Units Issued                 812,486        364,766        145,383              -              -              -
   Units Redeemed               (22,802)           (37)          (136)             -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001   1,215,005        364,729        145,247              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                 591,729      4,472,756      2,322,043      1,882,718      1,421,373        746,085
   Units Redeemed              (443,871)      (366,464)      (248,426)       (94,525)       (44,509)       (16,026)
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002   1,362,863      4,471,021      2,218,864      1,788,193      1,376,864        730,059
                            ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -              -
   Units Issued                     130              -              -              -              -              -
   Units Redeemed                    (8)             -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001         122              -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                   1,386              -              -              -              -              -
   Units Redeemed                  (113)             -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002       1,395              -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========




                              Capital
                             Guardian
                            US Equity B
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued               1,152,783
   Units Redeemed               (34,825)
                            -----------
 Unit Balance at 12/31/2002   1,117,958
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2001           -
                            ===========
   Units Issued                       -
   Units Redeemed                     -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                                                                Dreyfus
                            ------------------------------------------------------------------------------
                               Stock          Stock       Disciplined    Disciplined      Capital         Capital
                               Index         Index B         Stock         Stock B      Appreciation   Appreciation B
                            -----------    -----------    -----------    -----------    ------------   --------------
Accumulation Units:
 Unit Balance at 12/31/2000     147,375              -         30,230              -        485,604               -
   Units Issued                 111,413         92,041          8,858         36,379        362,883         663,280
   Units Redeemed               (43,720)        (1,358)        (4,525)        (3,135)       (24,241)        (10,253)
                            -----------    -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2001     215,068         90,683         34,563         33,244        824,246         653,027
                            ===========    ===========    ===========    ===========    ===========     ===========
   Units Issued                  11,872        303,412            735         12,195         62,357       1,476,907
   Units Redeemed              (101,441)       (60,513)       (12,979)          (845)      (208,395)       (169,219)
                            -----------    -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002     125,499        333,582         22,319         44,594        678,208       1,960,715
                            ===========    ===========    ===========    ===========    ===========     ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -              -              -               -
   Units Issued                       -              -              -              -          2,901               -
   Units Redeemed                     -              -              -              -           (185)              -
                            -----------    -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2001           -              -              -              -          2,716               -
                            ===========    ===========    ===========    ===========    ===========     ===========
   Units Issued                       -              -              -              -          2,257               -
   Units Redeemed                     -              -              -              -           (434)              -
                            -----------    -----------    -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002           -              -              -              -          4,539               -
                            ===========    ===========    ===========    ===========    ===========     ===========

                              Invesco
                            -----------

                              Dynamics
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000     427,434
   Units Issued               1,432,720
   Units Redeemed               (49,942)
                            -----------
 Unit Balance at 12/31/2001   1,810,212
                            ===========
   Units Issued               2,591,668
   Units Redeemed              (404,165)
                            -----------
 Unit Balance at 12/31/2002   3,997,715
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -
   Units Issued                     173
   Units Redeemed                   (32)
                            -----------
 Unit Balance at 12/31/2001         141
                            ===========
   Units Issued                   1,873
   Units Redeemed                  (267)
                            -----------
 Unit Balance at 12/31/2002       1,747
                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                              Invesco                             PIMCO
                            -----------    --------------------------------------------------
                                                                          StocksPLUS
                                              High            Low          Growth &        Total
                               High           Yield        Duration         Income        Return
                               Yield        Portfolio      Portfolio      Portfolio      Portfolio
                            -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000     209,530          6,254          7,992         36,238        406,563
   Units Issued                 451,705         30,534        135,042         30,325      1,592,633
   Units Redeemed               (49,921)        (1,535)          (850)        (5,164)       (40,830)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001     611,314         35,253        142,184         61,399      1,958,366
                            ===========    ===========    ===========    ===========    ===========
   Units Issued                  59,064         93,972        783,350         90,729      1,467,605
   Units Redeemed              (207,473)       (25,258)       (76,950)        (9,521)      (451,728)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002     462,905        103,967        848,584        142,607      2,974,243
                            ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000           -              -              -          2,400              -
   Units Issued                     475              -            303              -            681
   Units Redeemed                   (22)             -              -           (353)             -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001         453              -            303          2,047            681
                            ===========    ===========    ===========    ===========    ===========
   Units Issued                     618              -              -              -          1,662
   Units Redeemed                   (85)             -            (27)          (367)          (244)
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002         986              -            276          1,680          2,099
                            ===========    ===========    ===========    ===========    ===========

                                     Scudder I
                            --------------------------


                            International  International
                              Portfolio     Portfolio B
                            -------------  -------------
Accumulation Units:
 Unit Balance at 12/31/2000      303,945              -
   Units Issued                  235,608        399,265
   Units Redeemed                (17,261)        (4,133)
                             -----------    -----------
 Unit Balance at 12/31/2001      522,292        395,132
                             ===========    ===========
   Units Issued                   59,073        969,789
   Units Redeemed               (125,226)      (119,617)
                             -----------    -----------
 Unit Balance at 12/31/2002      456,139      1,245,304
                             ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -              -
   Units Issued                        -              -
   Units Redeemed                      -              -
                             -----------    -----------
 Unit Balance at 12/31/2001            -              -
                             ===========    ===========
   Units Issued                    1,487              -
   Units Redeemed                   (117)             -
                             -----------    -----------
 Unit Balance at 12/31/2002        1,370              -
                             ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(6) Changes in Units Outstanding, continued

                            First American
                            --------------
                                 FAIP
                            Equity Income
                                  IA
                            --------------
Accumulation Units:
 Unit Balance at 12/31/2000            -
   Units Issued                1,832,065
   Units Redeemed                      -
                             -----------
 Unit Balance at 12/31/2001    1,832,065
                             ===========
   Units Issued                   31,042
   Units Redeemed               (333,112)
                             -----------
 Unit Balance at 12/31/2002    1,529,995
                             ===========

Annuitization Units:
 Unit Balance at 12/31/2000            -
   Units Issued                    4,759
   Units Redeemed                      -
                             -----------
 Unit Balance at 12/31/2001        4,759
                             ===========
   Units Issued                        -
   Units Redeemed                   (392)
                             -----------
 Unit Balance at 12/31/2002        4,367
                             ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year ended December 31, 2002 and the year ended December 31, 2001 follows:

                                                                             Realized Gain (Loss)
                                                                ---------------------------------------------
                                                                     Aggregate      Aggregate Cost
                                                        Year or Proceeds from Sales of Fund Shares  Realized
                                                        Period    of Fund Shares       Redeemed    Gain (Loss)
                                                        ------- ------------------- -------------- -----------

Met Investors Lord Abbett Growth and Income Portfolio    2002         $90,683          $90,957      $   (274)
                                                         2001          62,435           56,055         6,380

Met Investors Lord Abbett Growth and Income Portfolio B  2002             900            1,042          (142)
                                                         2001               -                -             -

Met Investors Lord Abbett Bond Debenture Portfolio       2002          16,590           19,295        (2,705)
                                                         2001          11,627           12,209          (582)

Met Investors Lord Abbett Bond Debenture Portfolio B     2002             719              765           (46)
                                                         2001              13               14            (1)

Met Investors Lord Abbett Developing Growth Portfolio    2002           5,759            7,844        (2,085)
                                                         2001           4,877            6,042        (1,165)

Met Investors Lord Abbett Developing Growth Portfolio B  2002             165              188           (23)
                                                         2001             100              111           (11)

Met Investors Large Cap Research Portfolio               2002               -                -             -
                                                         2001          46,513           39,679         6,834

Met Investors Lord Abbett Mid-Cap Value Portfolio        2002           5,885            5,039           846
                                                         2001           4,224            3,262           962

Met Investors Lord Abbett Mid-Cap Value Portfolio B      2002              80               82            (2)
                                                         2001             139              160           (21)

Met Investors JP Morgan Quality Bond Portfolio           2002          15,596           14,252         1,344
                                                         2001           8,523            8,094           429

Met Investors JP Morgan Quality Bond Portfolio B         2002             894              873            21
                                                         2001             312              324           (12)

Met Investors JP Morgan Small Cap Stock Portfolio        2002          14,394           17,426        (3,032)
                                                         2001          11,573           11,970          (397)

Met Investors JP Morgan Small Cap Stock Portfolio B      2002             196              224           (28)
                                                         2001             147              156            (9)

Met Investors JP Morgan Enhanced Index Portfolio         2002          33,102           47,619       (14,517)
                                                         2001          21,675           25,495        (3,820)

Met Investors JP Morgan Enhanced Index Portfolio B       2002             471              558           (87)
                                                         2001              15               15             -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                              Realized Gain (Loss)
                                                                 ---------------------------------------------
                                                                      Aggregate      Aggregate Cost
                                                         Year or Proceeds from Sales of Fund Shares  Realized
                                                         Period    of Fund Shares       Redeemed    Gain (Loss)
                                                         ------- ------------------- -------------- -----------

Met Investors JP Morgan Select Equity Portfolio           2002         $31,686          $42,143      $(10,457)
                                                          2001          21,417           23,267        (1,850)

Met Investors JP Morgan Select Equity Portfolio B         2002             285              355           (70)
                                                          2001               9                9             -

Met Investors JP Morgan International Equity Portfolio    2002          22,418           32,381        (9,963)
                                                          2001          19,163           23,855        (4,692)

Met Investors JP Morgan International Equity Portfolio B  2002           1,602            1,661           (59)
                                                          2001             279              301           (22)

Met Investors Balanced Portfolio                          2002               -                -             -
                                                          2001           8,240            8,979          (739)

Met Investors Equity Income Portfolio                     2002               -                -             -
                                                          2001           5,860            6,031          (171)

Met Investors Growth and Income Equity Portfolio          2002               -                -             -
                                                          2001          10,498           13,438        (2,940)

Met Investors Met Putnam Research Portfolio B             2002             108              127           (19)
                                                          2001              43               49            (6)

Met Investors Oppenheimer Capital Appreciation B          2002             365              412           (47)
                                                          2001              55               61            (6)

Met Investors PIMCO Money Market Portfolio B              2002          21,420           21,420             -
                                                          2001           4,060            4,060             -

Met Investors Janus Aggressive Growth Portfolio B         2002             380              423           (43)
                                                          2001              12               12             -

Met Investors Lord Abbett Growth Opportunity Portfolio    2002             296              334           (38)
                                                          2001              53               57            (4)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2002             181              212           (31)
                                                          2001              20               24            (4)

Met Investors PIMCO Total Return Bond Portfolio B         2002           1,492            1,464            28
                                                          2001              12               12             -

Met Investors PIMCO Innovation Portfolio B                2002             248              340           (92)
                                                          2001              58               60            (2)

Met Investors MFS Mid Cap Growth Portfolio B              2002             176              209           (33)
                                                          2001              27               29            (2)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

Met Investors MFS Research International Portfolio B   2002         $ 4,263          $ 4,497       $  (234)
                                                       2001              28               30            (2)

Met Investors MIST SSR Concentrated Int'l Portfolio B  2002             192              213           (21)
                                                       2001               -                -             -

Met Investors MIST AIM Mid Cap Core Equity Portfolio   2002             243              270           (27)
                                                       2001               -                -             -

Met Investors MIST AIM Small Cap Growth Portfolio B    2002             112              123           (11)
                                                       2001               -                -             -

Met Investors MIST Third Avenue Small Cap Value B      2002             101              105            (4)
                                                       2001               -                -             -

GACC Money Market Fund                                 2002          49,299           49,158           141
                                                       2001          50,296           50,092           204

Russell Multi-Style Equity Fund                        2002           5,207            8,049        (2,842)
                                                       2001           3,173            3,930          (757)

Russell Aggressive Equity Fund                         2002           1,455            1,757          (302)
                                                       2001             870              989          (119)

Russell Non-US Fund                                    2002           3,009            4,129        (1,120)
                                                       2001           1,496            1,848          (352)

Russell Core Bond Fund                                 2002           6,097            6,022            75
                                                       2001           4,433            4,397            36

Russell Real Estate Securities Fund                    2002             750              701            49
                                                       2001             245              221            24

AIM V.I. Premier Equity Fund                           2002          11,152           18,811        (7,659)
                                                       2001           3,842            4,857        (1,015)

AIM V.I. Premier Equity B                              2002              29               32            (3)
                                                       2001               -                -             -

AIM V.I. Capital Appreciation Fund                     2002           7,193           12,524        (5,331)
                                                       2001           1,743            2,469          (726)

AIM V.I. Capital Appreciation B                        2002              63               66            (3)
                                                       2001               -                -             -

AIM V.I. International Growth Fund                     2002           9,573           10,678        (1,105)
                                                       2001          14,112           17,329        (3,217)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

AIM V.I. International Growth B                        2002         $   222          $   222       $     -
                                                       2001               -                -             -

Alliance Premier Growth Portfolio                      2002          11,273           19,262        (7,989)
                                                       2001           2,458            3,480        (1,022)

Alliance Premier Growth Portfolio B                    2002             221              266           (45)
                                                       2001             261              264            (3)

Alliance Bernstein Real Estate Investment Portfolio    2002           2,047            1,792           255
                                                       2001           1,694            1,579           115

Alliance Bernstein Real Estate Investment Portfolio B  2002             184              187            (3)
                                                       2001              20               20             -

Alliance Bernstein Small Cap Portfolio B               2002             118              124            (6)
                                                       2001               1                1             -

Alliance Bernstein Value Portfolio B                   2002             129              129             -
                                                       2001              28               28             -

Liberty Newport Tiger Fund, Variable Series            2002           2,058            2,011            47
                                                       2001           4,286            4,534          (248)

Goldman Sachs Growth and Income Fund                   2002           1,264            1,554          (290)
                                                       2001             683              790          (107)

Goldman Sachs International Equity Fund                2002             742            1,105          (363)
                                                       2001             517              682          (165)

Goldman Sachs Global Income Fund                       2002           2,237            2,285           (48)
                                                       2001             423              427            (4)

Goldman Sachs Internet Tollkeeper Fund                 2002             948            1,143          (195)
                                                       2001           1,425            1,686          (261)

Scudder II Dreman High Return Equity Portfolio         2002              32               36            (4)
                                                       2001              43               40             3

Scudder II Small Cap Growth Portfolio                  2002             804            1,539          (735)
                                                       2001             667            1,070          (403)

Scudder II SVS Dreman Small Cap Value Portfolio        2002           1,941            1,696           245
                                                       2001             851              784            67

Scudder II Government Securities Portfolio             2002             894              863            31
                                                       2001             581              564            17

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                  Realized Gain (Loss)
                                                     ---------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

MFS Bond Series                               2002         $  854            $  822       $    32
                                              2001            435               418            17

MFS Research Series                           2002          3,508             5,748        (2,240)
                                              2001          1,418             1,881          (463)

MFS Research Series B                         2002            140               159           (19)
                                              2001             52                54            (2)

MFS Investors Trust Series                    2002          3,488             4,714        (1,226)
                                              2001            824               967          (143)

MFS Investors Trust Series B                  2002            347               420           (73)
                                              2001             13                14            (1)

MFS Emerging Growth Series                    2002          4,586             8,543        (3,957)
                                              2001          3,948             5,546        (1,598)

MFS Emerging Growth Series B                  2002             59                70           (11)
                                              2001             73                76            (3)

MFS Emerging Markets Equity Series            2002              -                 -             -
                                              2001             84                88            (4)

MFS High Income Series                        2002          1,111             1,320          (209)
                                              2001            327               375           (48)

MFS High Income Series B                      2002            100               102            (2)
                                              2001              -                 -             -

MFS Strategic Income Series                   2002            387               379             8
                                              2001             75                74             1

MFS Strategic Income Series B                 2002             83                83             -
                                              2001              3                 3             -

MFS New Discovery Series                      2002          1,601             2,107          (506)
                                              2001             81                90            (9)

MFS New Discovery Series B                    2002             92               108           (16)
                                              2001            204               208            (4)

MetLife Putnam International Stock Portfolio  2002            106               139           (33)
                                              2001             14                17            (3)

MetLife Putnam Large Cap Growth Portfolio     2002            164               204           (40)
                                              2001          1,043             1,184          (141)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                      Realized Gain (Loss)
                                                         ---------------------------------------------
                                                              Aggregate      Aggregate Cost
                                                 Year or Proceeds from Sales of Fund Shares  Realized
                                                 Period    of Fund Shares       Redeemed    Gain (Loss)
                                                 ------- ------------------- -------------- -----------

MetLife Stock Index Portfolio B                   2002         $1,767            $2,000       $  (233)
                                                  2001              -                 -             -

Oppenheimer Capital Appreciation Fund             2002          2,323             3,438        (1,115)
                                                  2001          1,326             1,545          (219)

Oppenheimer Main Street Growth & Income Fund      2002          3,430             4,813        (1,383)
                                                  2001          1,154             1,359          (205)

Oppenheimer High Income Fund                      2002            705               911          (206)
                                                  2001            343               410           (67)

Oppenheimer Bond Fund                             2002          2,510             2,651          (141)
                                                  2001          1,610             1,670           (60)

Oppenheimer Strategic Bond Fund                   2002            760               831           (71)
                                                  2001            678               714           (36)

Putnam VT Growth and Income Fund                  2002          5,299             7,187        (1,888)
                                                  2001          2,809             3,109          (300)

Putnam VT Growth and Income Fund B                2002            168               196           (28)
                                                  2001             40                41            (1)

Putnam VT New Value Fund                          2002            502               548           (46)
                                                  2001            613               586            27

Putnam VT New Value Fund B                        2002            142               159           (17)
                                                  2001              1                 1             -

Putnam VT Vista Fund                              2002          2,017             3,923        (1,906)
                                                  2001          1,104             1,725          (621)

Putnam VT Vista Fund B                            2002             76                96           (20)
                                                  2001            122               129            (7)

Putnam VT International Growth Fund               2002          3,404             4,822        (1,418)
                                                  2001          3,342             4,134          (792)

Putnam VT International Growth Fund B             2002            924               998           (74)
                                                  2001             19                20            (1)

Putnam VT International New Opportunities Fund    2002          2,709             4,127        (1,418)
                                                  2001          1,337             2,120          (783)

Putnam VT International New Opportunities Fund B  2002            644               661           (17)
                                                  2001            202               206            (4)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                    Realized Gain (Loss)
                                                       ---------------------------------------------
                                                            Aggregate      Aggregate Cost
                                               Year or Proceeds from Sales of Fund Shares  Realized
                                               Period    of Fund Shares       Redeemed    Gain (Loss)
                                               ------- ------------------- -------------- -----------

Templeton Global Income Securities Fund         2002         $   165          $   153       $    12
                                                2001             214              212             2

Templeton Global Income Securities Fund B       2002              41               38             3
                                                2001               6                6             -

Franklin Small Cap Fund                         2002           1,181            1,880          (699)
                                                2001             862            1,166          (304)

Franklin Small Cap Fund B                       2002             155              197           (42)
                                                2001              12               13            (1)

Templeton Growth Securities Fund                2002             778            1,017          (239)
                                                2001             312              367           (55)

Templeton Growth Securities Fund B              2002             154              182           (28)
                                                2001              16               17            (1)

Templeton Foreign Securities Fund               2002          10,243           13,771        (3,528)
                                                2001           8,190           10,504        (2,314)

Templeton Foreign Securities Fund B             2002           1,335            1,418           (83)
                                                2001             394              438           (44)

Templeton Developing Markets Securities Fund    2002           1,343            1,537          (194)
                                                2001           1,095            1,321          (226)

Templeton Developing Markets Securities Fund B  2002             202              207            (5)
                                                2001               -                -             -

Templeton Mutual Shares Securities Fund         2002           5,563            6,061          (498)
                                                2001             858              821            37

Templeton Mutual Shares Securities Fund B       2002             470              514           (44)
                                                2001              22               24            (2)

Franklin Large Cap Growth Securities Fund       2002           1,615            2,537          (922)
                                                2001             768              953          (185)

Franklin Large Cap Growth Securities Fund B     2002             201              241           (40)
                                                2001              21               22            (1)

Fidelity VIP Growth Portfolio                   2002             610            1,044          (434)
                                                2001             228              290           (62)

Fidelity VIP Growth Portfolio B                 2002             176              216           (40)
                                                2001             166              159             7

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                            Realized Gain (Loss)
                                                               ---------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Fidelity VIP II Contrafund Portfolio                    2002         $  546            $  706        $(160)
                                                        2001            433               538         (105)

Fidelity VIP III Growth Opportunities Portfolio         2002            167               271         (104)
                                                        2001            156               211          (55)

Fidelity VIP III Growth & Income Portfolio              2002            401               543         (142)
                                                        2001            482               585         (103)

Fidelity VIP Equity-Income Portfolio                    2002            464               582         (118)
                                                        2001            228               242          (14)

Fidelity VIP Equity-Income Portfolio B                  2002            118               133          (15)
                                                        2001             56                57           (1)

Fidelity VIP High Income Portfolio B                    2002            111               120           (9)
                                                        2001              2                 2            -

American Century VP Income & Growth Fund                2002            713               880         (167)
                                                        2001             10                11           (1)

American Century VP International Fund                  2002          1,514             1,737         (223)
                                                        2001            785               968         (183)

American Century VP Value Fund                          2002          3,714             3,901         (187)
                                                        2001            382               348           34

New England Zenith Davis Venture Value Fund E           2002            405               440          (35)
                                                        2001              2                 2            -

New England Zenith Harris Oakmark Focused Value Fund B  2002            814               912          (98)
                                                        2001             28                29           (1)

New England Zenith Jennison Growth B                    2002            164               166           (2)
                                                        2001              -                 -            -

New England Zenith MFS Investors Trust B                2002             38                38            -
                                                        2001              -                 -            -

New England Zenith MFS Total Return B                   2002              6                 6            -
                                                        2001              -                 -            -

New England Zenith Capital Guardian US Equity B         2002             64                69           (5)
                                                        2001              -                 -            -

Dreyfus Stock Index Portfolio                           2002            703               960         (257)
                                                        2001            486               582          (96)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                  Realized Gain (Loss)
                                                     ---------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

Dreyfus Stock Index Portfolio B               2002         $  346            $  407        $ (61)
                                              2001             55                54            1

Dreyfus VIF Disciplined Stock Portfolio       2002             89               125          (36)
                                              2001             71                80           (9)

Dreyfus VIF Disciplined Stock Portfolio B     2002              9                11           (2)
                                              2001             50                54           (4)

Dreyfus VIF Capital Appreciation              2002          1,564             1,973         (409)
                                              2001            315               350          (35)

Dreyfus VIF Capital Appreciation Portfolio B  2002            377               436          (59)
                                              2001             20                22           (2)

INVESCO VIF Dynamics Fund                     2002            922             1,216         (294)
                                              2001            342               466         (124)

INVESCO VIF High Yield Fund                   2002          1,316             1,791         (475)
                                              2001            692               794         (102)

PIMCO High Yield Portfolio                    2002            208               225          (17)
                                              2001             49                51           (2)

PIMCO Low Duration Portfolio                  2002            396               393            3
                                              2001             51                51            -

PIMCO StocksPLUS Growth & Income Portfolio    2002             58                74          (16)
                                              2001             63                77          (14)

PIMCO Total Return Portfolio                  2002          2,531             2,488           43
                                              2001             83                80            3

Scudder I International Portfolio             2002            656             1,134         (478)
                                              2001            382               515         (133)

Scudder I International Portfolio B           2002            283               317          (34)
                                              2001              -                 -            -

First American FAIP Equity Income IA          2002          3,956             4,392         (436)
                                              2001             70                69            1

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                   Unrealized Appreciation (Depreciation)
                                                                -------------------------------------------
                                                                 Appreciation     Appreciation
                                                        Year or (Depreciation)   (Depreciation)
                                                        Period  End of Period  Beginning of Period  Change
                                                        ------- -------------- ------------------- --------

Met Investors Lord Abbett Growth and Income Portfolio    2002      $(89,201)        $101,882       $191,083
                                                         2001       101,882          169,611        (67,729)

Met Investors Lord Abbett Growth and Income Portfolio B  2002       (34,796)           2,192        (36,988)
                                                         2001         2,192                -          2,192

Met Investors Lord Abbett Bond Debenture Portfolio       2002       (19,967)         (10,056)        (9,911)
                                                         2001       (10,056)          (4,453)        (5,603)

Met Investors Lord Abbett Bond Debenture Portfolio B     2002        (1,285)              92         (1,377)
                                                         2001            92                -             92

Met Investors Lord Abbett Developing Growth Portfolio    2002       (10,770)          (4,183)        (6,587)
                                                         2001        (4,183)          (2,211)        (1,972)

Met Investors Lord Abbett Developing Growth Portfolio B  2002        (1,024)             213         (1,237)
                                                         2001           213                -            213

Met Investors Large Cap Research Portfolio               2002             -                -              -
                                                         2001             -            8,614         (8,614)

Met Investors Lord Abbett Mid-Cap Value Portfolio        2002         5,683           16,872        (11,189)
                                                         2001        16,872           18,377         (1,505)

Met Investors Lord Abbett Mid-Cap Value Portfolio B      2002        (4,704)             750         (5,454)
                                                         2001           750                -            750

Met Investors JP Morgan Quality Bond Portfolio           2002         6,855            4,578          2,277
                                                         2001         4,578            3,222          1,356

Met Investors JP Morgan Quality Bond Portfolio B         2002           228               31            197
                                                         2001            31                -             31

Met Investors JP Morgan Small Cap Stock Portfolio        2002       (13,899)          (3,646)       (10,253)
                                                         2001        (3,646)          14,164        (17,810)

Met Investors JP Morgan Small Cap Stock Portfolio B      2002          (296)              44           (340)
                                                         2001            44                -             44

Met Investors JP Morgan Enhanced Index Portfolio         2002       (57,379)         (32,551)       (24,828)
                                                         2001       (32,551)         (11,057)       (21,494)

Met Investors JP Morgan Enhanced Index Portfolio B       2002        (1,147)              20         (1,167)
                                                         2001            20                -             20

Met Investors JP Morgan Select Equity Portfolio          2002       (44,284)         (12,402)       (31,882)
                                                         2001       (12,402)           3,379        (15,781)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                      Unrealized Appreciation (Depreciation)
                                                                   -------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period  Change
                                                           ------- -------------- ------------------- --------

Met Investors JP Morgan Select Equity Portfolio B           2002      $ (1,681)        $     87       $ (1,768)
                                                            2001            87                -             87

Met Investors JP Morgan International Equity Portfolio      2002       (25,365)         (24,938)          (427)
                                                            2001       (24,938)           2,750        (27,688)

Met Investors JP Morgan International Equity Portfolio B    2002          (191)             (24)          (167)
                                                            2001           (24)               -            (24)

Met Investors Balanced Portfolio                            2002             -                -              -
                                                            2001             -                4             (4)

Met Investors Equity Income Portfolio                       2002             -                -              -
                                                            2001             -              459           (459)

Met Investors Growth and Income Equity Portfolio            2002             -                -              -
                                                            2001             -              607           (607)

Met Investors Met Putnam Research Portfolio B               2002          (553)              22           (575)
                                                            2001            22                -             22

Met Investors Oppenheimer Capital Appreciation Portfolio B  2002        (1,890)              64         (1,954)
                                                            2001            64                -             64

Met Investors PIMCO Money Market Portfolio B                2002             -                -              -
                                                            2001             -                -              -

Met Investors Janus Aggressive Growth Portfolio B           2002        (1,038)              68         (1,106)
                                                            2001            68                -             68

Met Investors Lord Abbett Growth Opportunity Portfolio      2002          (295)              11           (306)
                                                            2001            11                -             11

Met Investors Lord Abbett Growth Opportunity Portfolio B    2002        (2,515)             175         (2,690)
                                                            2001           175                -            175

Met Investors PIMCO Total Return Bond Portfolio B           2002         2,516              (34)         2,550
                                                            2001           (34)               -            (34)

Met Investors PIMCO Innovation Portfolio B                  2002          (627)              52           (679)
                                                            2001            52                -             52

Met Investors MFS Mid Cap Growth Portfolio B                2002        (2,147)             113         (2,260)
                                                            2001           113                -            113

Met Investors MFS Research International Portfolio B        2002          (171)               7           (178)
                                                            2001             7                -              7

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                 Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period  Change
                                                      ------- -------------- ------------------- --------

Met Investors MIST SSR Concentrated Int'l Portfolio B  2002      $   (201)        $      1       $   (202)
                                                       2001             1                -              1

Met Investors MIST AIM Mid Cap Core Equity Portfolio   2002          (425)               3           (428)
                                                       2001             3                -              3

Met Investors MIST AIM Small Cap Growth Portfolio B    2002          (843)              13           (856)
                                                       2001            13                -             13

Met Investors MIST Third Avenue Small Cap Value B      2002           (36)               -            (36)
                                                       2001             -                -              -

GACC Money Market Fund                                 2002          (351)             410           (761)
                                                       2001           410             (603)         1,013

Russell Multi-Style Equity Fund                        2002       (23,011)         (13,329)        (9,682)
                                                       2001       (13,329)          (4,417)        (8,912)

Russell Aggressive Equity Fund                         2002        (2,438)            (787)        (1,651)
                                                       2001          (787)            (629)          (158)

Russell Non-US Fund                                    2002        (7,757)          (5,903)        (1,854)
                                                       2001        (5,903)            (903)        (5,000)

Russell Core Bond Fund                                 2002           705             (220)           925
                                                       2001          (220)            (429)           209

Russell Real Estate Securities Fund                    2002           120              246           (126)
                                                       2001           246              241              5

AIM V.I. Premier Equity Fund                           2002       (39,798)         (21,893)       (17,905)
                                                       2001       (21,893)         (10,227)       (11,666)

AIM V.I. Premier Equity B                              2002           (45)               -            (45)
                                                       2001             -                -              -

AIM V.I. Capital Appreciation Fund                     2002       (26,630)         (20,676)        (5,954)
                                                       2001       (20,676)          (5,866)       (14,810)

AIM V.I. Capital Appreciation B                        2002           (13)               -            (13)
                                                       2001             -                -              -

AIM V.I. International Growth Fund                     2002          (139)            (214)            75
                                                       2001          (214)          (1,283)         1,069

AIM V.I. International Growth B                        2002            (1)               -             (1)
                                                       2001             -                -              -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                 Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period  Change
                                                      ------- -------------- ------------------- --------

Alliance Premier Growth Portfolio                      2002      $(29,751)        $(20,552)      $ (9,199)
                                                       2001       (20,552)          (6,234)       (14,318)

Alliance Premier Growth Portfolio B                    2002        (8,455)              98         (8,553)
                                                       2001            98                -             98

Alliance Bernstein Real Estate Investment Portfolio    2002         1,037            1,267           (230)
                                                       2001         1,267              663            604

Alliance Bernstein Real Estate Investment Portfolio B  2002           (37)             190           (227)
                                                       2001           190                -            190

Alliance Bernstein Small Cap Portfolio B               2002           (25)               5            (30)
                                                       2001             5                -              5

Alliance Bernstein Value Portfolio B                   2002           (39)               7            (46)
                                                       2001             7                -              7

Liberty Newport Tiger Fund, Variable Series            2002          (120)              41           (161)
                                                       2001            41              (65)           106

Goldman Sachs Growth and Income Fund                   2002        (1,296)            (885)          (411)
                                                       2001          (885)            (334)          (551)

Goldman Sachs International Equity Fund                2002        (1,148)          (1,042)          (106)
                                                       2001        (1,042)            (349)          (693)

Goldman Sachs Global Income Fund                       2002             -              (52)            52
                                                       2001           (52)             (34)           (18)

Goldman Sachs Internet Tollkeeper Fund                 2002             -              (11)            11
                                                       2001           (11)            (175)           164

Scudder II Dreman High Return Equity Portfolio         2002           (37)              12            (49)
                                                       2001            12               16             (4)

Scudder II Small Cap Growth Portfolio                  2002        (1,771)          (1,596)          (175)
                                                       2001        (1,596)            (553)        (1,043)

Scudder II SVS Dreman Small Cap Value Portfolio        2002             4              955           (951)
                                                       2001           955              210            745

Scudder II Government Securities Portfolio             2002           263              116            147
                                                       2001           116               55             61

MFS Bond Series                                        2002            78               68             10
                                                       2001            68               47             21

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                        Unrealized Appreciation (Depreciation)
                                                     -------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period  Change
                                             ------- -------------- ------------------- --------

MFS Research Series                           2002      $ (7,671)         $(6,060)      $ (1,611)
                                              2001        (6,060)             562         (6,622)

MFS Research Series B                         2002          (216)             (22)          (194)
                                              2001           (22)               -            (22)

MFS Investors Trust Series                    2002        (8,237)          (3,950)        (4,287)
                                              2001        (3,950)           1,138         (5,088)

MFS Investors Trust Series B                  2002        (3,486)              15         (3,501)
                                              2001            15                -             15

MFS Emerging Growth Series                    2002       (10,949)          (8,492)        (2,457)
                                              2001        (8,492)           2,255        (10,747)

MFS Emerging Growth Series B                  2002          (202)               -           (202)
                                              2001             -                -              -

MFS Emerging Markets Equity Series            2002             -                -              -
                                              2001             -              (10)            10

MFS High Income Series                        2002        (1,239)          (1,097)          (142)
                                              2001        (1,097)            (789)          (308)

MFS High Income Series B                      2002           (45)              33            (78)
                                              2001            33                -             33

MFS Strategic Income Series                   2002            90                2             88
                                              2001             2                3             (1)

MFS Strategic Income Series B                 2002            90                -             90
                                              2001             -                -              -

MFS New Discovery Series                      2002        (1,703)             122         (1,825)
                                              2001           122               (4)           126

MFS New Discovery Series B                    2002        (3,654)             494         (4,148)
                                              2001           494                -            494

MetLife Putnam International Stock Portfolio  2002          (106)             (69)           (37)
                                              2001           (69)               6            (75)

MetLife Putnam Large Cap Growth Portfolio     2002          (120)              (3)          (117)
                                              2001            (3)             (36)            33

MetLife Stock Index Portfolio B               2002          (878)               1           (879)
                                              2001             1                -              1

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                           Unrealized Appreciation (Depreciation)
                                                         ------------------------------------------
                                                          Appreciation     Appreciation
                                                 Year or (Depreciation)   (Depreciation)
                                                 Period  End of Period  Beginning of Period  Change
                                                 ------- -------------- ------------------- -------

Oppenheimer Capital Appreciation Fund             2002      $(3,799)          $(1,877)      $(1,922)
                                                  2001       (1,877)              762        (2,639)

Oppenheimer Main Street Growth & Income Fund      2002       (3,496)           (2,317)       (1,179)
                                                  2001       (2,317)             (875)       (1,442)

Oppenheimer High Income Fund                      2002         (735)             (588)         (147)
                                                  2001         (588)             (395)         (193)

Oppenheimer Bond Fund                             2002          (41)             (392)          351
                                                  2001         (392)             (433)           41

Oppenheimer Strategic Bond Fund                   2002         (157)             (183)           26
                                                  2001         (183)             (162)          (21)

Putnam VT Growth and Income Fund                  2002       (8,289)           (3,886)       (4,403)
                                                  2001       (3,886)           (1,160)       (2,726)

Putnam VT Growth and Income Fund B                2002         (243)               (7)         (236)
                                                  2001           (7)                -            (7)

Putnam VT New Value Fund                          2002         (256)              124          (380)
                                                  2001          124               171           (47)

Putnam VT New Value Fund B                        2002         (140)               10          (150)
                                                  2001           10                 -            10

Putnam VT Vista Fund                              2002       (6,360)           (5,581)         (779)
                                                  2001       (5,581)              (40)       (5,541)

Putnam VT Vista Fund B                            2002         (288)                3          (291)
                                                  2001            3                 -             3

Putnam VT International Growth Fund               2002       (9,875)           (6,632)       (3,243)
                                                  2001       (6,632)            1,554        (8,186)

Putnam VT International Growth Fund B             2002       (3,374)              (27)       (3,347)
                                                  2001          (27)                -           (27)

Putnam VT International New Opportunities Fund    2002         (838)           (1,898)        1,060
                                                  2001       (1,898)           (1,478)         (420)

Putnam VT International New Opportunities Fund B  2002          (15)                2           (17)
                                                  2001            2                 -             2

Templeton Global Income Securities Fund           2002          195                14           181
                                                  2001           14                24           (10)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                         Unrealized Appreciation (Depreciation)
                                                       ------------------------------------------
                                                        Appreciation     Appreciation
                                               Year or (Depreciation)   (Depreciation)
                                               Period  End of Period  Beginning of Period  Change
                                               ------- -------------- ------------------- -------

Templeton Global Income Securities Fund B       2002      $    73           $     2       $    71
                                                2001            2                 -             2

Franklin Small Cap Fund                         2002       (2,252)           (1,436)         (816)
                                                2001       (1,436)             (908)         (528)

Franklin Small Cap Fund B                       2002         (627)               95          (722)
                                                2001           95                 -            95

Templeton Growth Securities Fund                2002       (1,095)             (579)         (516)
                                                2001         (579)                2          (581)

Templeton Growth Securities Fund B              2002         (397)                6          (403)
                                                2001            6                 -             6

Templeton Foreign Securities Fund               2002       (3,961)           (4,764)          803
                                                2001       (4,764)             (532)       (4,232)

Templeton Foreign Securities Fund B             2002         (829)              (57)         (772)
                                                2001          (57)                -           (57)

Templeton Developing Markets Securities Fund    2002       (1,083)           (1,205)          122
                                                2001       (1,205)             (803)         (402)

Templeton Developing Markets Securities Fund B  2002         (226)               93          (319)
                                                2001           93                 -            93

Templeton Mutual Shares Securities Fund         2002       (1,176)              536        (1,712)
                                                2001          536               829          (293)

Templeton Mutual Shares Securities Fund B       2002       (1,850)               78        (1,928)
                                                2001           78                 -            78

Franklin Large Cap Growth Securities Fund       2002       (2,919)           (2,217)         (702)
                                                2001       (2,217)             (108)       (2,109)

Franklin Large Cap Growth Securities Fund B     2002       (1,196)              (31)       (1,165)
                                                2001          (31)                -           (31)

Fidelity VIP Growth Portfolio                   2002       (1,929)           (1,269)         (660)
                                                2001       (1,269)             (381)         (888)

Fidelity VIP Growth Portfolio B                 2002         (546)               34          (580)
                                                2001           34                 -            34

Fidelity VIP II Contrafund Portfolio            2002         (967)             (778)         (189)
                                                2001         (778)             (249)         (529)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                 Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period  Change
                                                       ------- -------------- ------------------- -------

Fidelity VIP III Growth Opportunities Portfolio         2002      $  (359)          $  (292)      $   (67)
                                                        2001         (292)             (194)          (98)

Fidelity VIP III Growth & Income Portfolio              2002         (799)             (486)         (313)
                                                        2001         (486)             (111)         (375)

Fidelity VIP Equity-Income Portfolio                    2002         (490)             (127)         (363)
                                                        2001         (127)               82          (209)

Fidelity VIP Equity-Income Portfolio B                  2002         (237)                3          (240)
                                                        2001            3                 -             3

Fidelity VIP High Income Portfolio B                    2002           13                (1)           14
                                                        2001           (1)                -            (1)

American Century VP Income & Growth Fund                2002       (9,728)           (1,384)       (8,344)
                                                        2001       (1,384)             (561)         (823)

American Century VP International Fund                  2002          (84)             (171)           87
                                                        2001         (171)              (58)         (113)

American Century VP Value Fund                          2002       (1,332)            1,860        (3,192)
                                                        2001        1,860               674         1,186

New England Zenith Davis Venture Value Fund E           2002       (2,004)              135        (2,139)
                                                        2001          135                 -           135

New England Zenith Harris Oakmark Focused Value Fund B  2002         (537)              115          (652)
                                                        2001          115                 -           115

New England Zenith Jennison Growth B                    2002         (660)                -          (660)
                                                        2001            -                 -             -

New England Zenith MFS Investors Trust B                2002         (367)                -          (367)
                                                        2001            -                 -             -

New England Zenith MFS Total Return B                   2002           10                 -            10
                                                        2001            -                 -             -

New England Zenith Capital Guardian US Equity B         2002          (39)                -           (39)
                                                        2001            -                 -             -

Dreyfus Stock Index Portfolio                           2002         (377)             (293)          (84)
                                                        2001         (293)             (124)         (169)

Dreyfus Stock Index Portfolio B                         2002         (307)               10          (317)
                                                        2001           10                 -            10

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002
(In thousands of dollars)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                       Unrealized Appreciation (Depreciation)
                                                     ------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period  Change
                                             ------- -------------- ------------------- -------

Dreyfus VIF Disciplined Stock Portfolio       2002      $   (73)          $   (53)      $   (20)
                                              2001          (53)              (22)          (31)

Dreyfus VIF Disciplined Stock Portfolio B     2002          (64)                2           (66)
                                              2001            2                 -             2

Dreyfus VIF Capital Appreciation Portfolio    2002       (1,597)             (758)         (839)
                                              2001         (758)             (161)         (597)

Dreyfus VIF Capital Appreciation Portfolio B  2002       (2,101)              (40)       (2,061)
                                              2001          (40)                -           (40)

INVESCO VIF Dynamics Fund                     2002       (7,667)           (2,312)       (5,355)
                                              2001       (2,312)             (642)       (1,670)

INVESCO VIF High Yield Fund                   2002       (1,355)           (1,362)            7
                                              2001       (1,362)             (196)       (1,166)

PIMCO High Yield Portfolio                    2002          (33)               (9)          (24)
                                              2001           (9)               (2)           (7)

PIMCO Low Duration Portfolio                  2002          109               (18)          127
                                              2001          (18)                1           (19)

PIMCO StockPLUS Growth & Income Portfolio     2002         (300)             (108)         (192)
                                              2001         (108)              (63)          (45)

PIMCO Total Return Portfolio                  2002        1,038                 2         1,036
                                              2001            2               134          (132)

Scudder I International Portfolio             2002       (1,975)           (1,861)         (114)
                                              2001       (1,861)             (315)       (1,546)

Scudder I International Portfolio B           2002       (1,018)             (158)         (860)
                                              2001         (158)                -          (158)

First American FAIP Equity Income IA          2002       (3,216)              689        (3,905)
                                              2001          689                 -           689

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                               As of December 31, 2002      For the Year ended December 31, 2002
                                                           -------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                             Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                           ---------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income              17,380,833 $33.557970  $583,265      0.87%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth and Income, Series A       358,968   9.512553     3,415      0.87%        0.85%     (18.64%)
  Met Investors Lord Abbett Growth and Income B             1,901,888  33.421284    63,564      1.44%        1.40%     (19.26%)
  Met Investors Lord Abbett Growth and Income B, Series A     704,939  33.723155    23,773      1.44%        0.85%     (18.81%)
  Met Investors Lord Abbett Growth and Income B, Series E     111,773  33.640569     3,760      1.44%        1.00%     (18.93%)
  Met Investors Lord Abbett Growth and Income B, Series F     196,913  33.585611     6,613      1.44%        1.10%     (19.02%)
  Met Investors Lord Abbett Growth and Income B, Series G      44,887  33.503349     1,504      1.44%        1.25%     (19.14%)
  Met Investors Lord Abbett Growth and Income B, Series I     194,321  33.332049     6,477      1.44%        1.55%     (19.38%)
  Met Investors Lord Abbett Growth and Income B, Series K   1,033,883  33.272684    34,400      1.44%        1.65%     (19.46%)
  Met Investors Lord Abbett Growth and Income B, Series L     166,246  33.252421     5,528      1.44%        1.70%     (19.50%)
  Met Investors Lord Abbett Growth and Income B, Series N     193,615  33.183838     6,425      1.44%        1.80%     (19.58%)
  Met Investors Lord Abbett Growth and Income B, Series O      91,466  33.168661     3,034      1.44%        1.85%     (19.62%)
  Met Investors Lord Abbett Growth and Income B, Series P      96,189  33.124735     3,186      1.44%        1.90%     (19.66%)
  Met Investors Lord Abbett Growth and Income B, Series Q      35,457  33.112927     1,174      1.44%        1.95%     (19.70%)
  Met Investors Lord Abbett Growth and Income B, Series R      20,466  33.138079       678      1.44%        2.00%     (19.74%)
  Met Investors Lord Abbett Growth and Income B, Series S      65,386  33.036285     2,160      1.44%        2.05%     (19.78%)
  Met Investors Lord Abbett Growth and Income B, Series T      33,921  33.029514     1,120      1.44%        2.10%     (19.82%)
  Met Investors Lord Abbett Growth and Income B, Series U       7,140  33.020784       236      1.44%        2.25%     (19.94%)
  Met Investors Lord Abbett Bond Debenture                  9,052,399  13.755023   124,516      8.90%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture, Series A          136,821  10.028273     1,372      8.90%        0.85%      (1.23%)
  Met Investors Lord Abbett Bond Debenture B                1,393,925  13.705136    19,104      6.17%        1.40%      (1.96%)
  Met Investors Lord Abbett Bond Debenture B, Series A        586,205  13.828757     8,106      6.17%        0.85%      (1.42%)
  Met Investors Lord Abbett Bond Debenture B, Series E         80,656  13.794924     1,113      6.17%        1.00%      (1.56%)
  Met Investors Lord Abbett Bond Debenture B, Series F        158,468  13.772434     2,182      6.17%        1.10%      (1.66%)
  Met Investors Lord Abbett Bond Debenture B, Series G         47,152  13.738735       648      6.17%        1.25%      (1.81%)
  Met Investors Lord Abbett Bond Debenture B, Series I        163,747  13.668578     2,238      6.17%        1.55%      (2.10%)
  Met Investors Lord Abbett Bond Debenture B, Series K        961,842  13.644245    13,124      6.17%        1.65%      (2.20%)
  Met Investors Lord Abbett Bond Debenture B, Series L        278,479  13.636163     3,797      6.17%        1.70%      (2.25%)
  Met Investors Lord Abbett Bond Debenture B, Series N        183,438  13.607857     2,496      6.17%        1.80%      (2.35%)
  Met Investors Lord Abbett Bond Debenture B, Series O        180,853  13.601843     2,460      6.17%        1.85%      (2.40%)
  Met Investors Lord Abbett Bond Debenture B, Series P        107,698  13.583639     1,463      6.17%        1.90%      (2.45%)
  Met Investors Lord Abbett Bond Debenture B, Series Q         69,707  13.579025       947      6.17%        1.95%      (2.49%)
  Met Investors Lord Abbett Bond Debenture B, Series R         16,561  13.589148       225      6.17%        2.00%      (2.54%)
  Met Investors Lord Abbett Bond Debenture B, Series S         67,529  13.547402       915      6.17%        2.05%      (2.59%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2002     For the Year ended December 31, 2002
                                                           ------------------------------- -----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                             Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                           --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series T        88,926 $13.544852  $ 1,204       6.17%        2.10%      (2.64%)
  Met Investors Lord Abbett Bond Debenture B, Series U        14,184  13.541111      192       6.17%        2.25%      (2.79%)
  Met Investors Lord Abbett Developing Growth              2,427,809   7.441529   18,067       0.00%        1.40%     (29.98%)
  Met Investors Lord Abbett Developing Growth, Series A       84,729   4.965696      421       0.00%        0.85%     (29.59%)
  Met Investors Lord Abbett Developing Growth B              253,970   7.412032    1,882       0.00%        1.40%     (30.12%)
  Met Investors Lord Abbett Developing Growth B, Series A    119,431   7.479024      893       0.00%        0.85%     (29.74%)
  Met Investors Lord Abbett Developing Growth B, Series E     18,051   7.460700      135       0.00%        1.00%     (29.84%)
  Met Investors Lord Abbett Developing Growth B, Series F     30,320   7.448502      226       0.00%        1.10%     (29.91%)
  Met Investors Lord Abbett Developing Growth B, Series G     15,555   7.430246      116       0.00%        1.25%     (30.02%)
  Met Investors Lord Abbett Developing Growth B, Series I     29,028   7.392581      215       0.00%        1.55%     (30.23%)
  Met Investors Lord Abbett Developing Growth B, Series K     91,643   7.379656      676       0.00%        1.65%     (30.30%)
  Met Investors Lord Abbett Developing Growth B, Series N     16,461   7.360312      121       0.00%        1.80%     (30.40%)
  Met Investors Lord Abbett Mid-Cap Value                  4,340,641  15.631276   67,850       0.47%        1.40%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value, Series A           57,152  15.034783      859       0.47%        0.85%     (10.08%)
  Met Investors Lord Abbett Mid-Cap Value B                1,485,451  15.565227   23,121       0.68%        1.40%     (10.84%)
  Met Investors Lord Abbett Mid-Cap Value B, Series A        542,513  15.705725    8,521       0.68%        0.85%     (10.35%)
  Met Investors Lord Abbett Mid-Cap Value B, Series E         65,093  15.667287    1,020       0.68%        1.00%     (10.48%)
  Met Investors Lord Abbett Mid-Cap Value B, Series F        144,460  15.641703    2,260       0.68%        1.10%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value B, Series G         39,894  15.603408      622       0.68%        1.25%     (10.71%)
  Met Investors Lord Abbett Mid-Cap Value B, Series I        187,121  15.524450    2,905       0.68%        1.55%     (10.98%)
  Met Investors Lord Abbett Mid-Cap Value B, Series K        409,606  15.497327    6,348       0.68%        1.65%     (11.06%)
  Met Investors Lord Abbett Mid-Cap Value B, Series N        180,672  15.456728    2,793       0.68%        1.80%     (11.20%)
  Met Investors JP Morgan Quality Bond                     6,067,484  14.411759   87,443       4.50%        1.40%       7.44%
  Met Investors JP Morgan Quality Bond, Series A              19,562  12.620072      247       4.50%        0.85%       8.03%
  Met Investors JP Morgan Quality Bond B                   1,148,657  14.351445   16,485       7.48%        1.40%       7.08%
  Met Investors JP Morgan Quality Bond B, Series A           108,891  14.480884    1,577       7.48%        0.85%       7.67%
  Met Investors JP Morgan Quality Bond B, Series E            21,617  14.445476      312       7.48%        1.00%       7.51%
  Met Investors JP Morgan Quality Bond B, Series F            34,353  14.421914      495       7.48%        1.10%       7.41%
  Met Investors JP Morgan Quality Bond B, Series G            11,730  14.386635      169       7.48%        1.25%       7.24%
  Met Investors JP Morgan Quality Bond B, Series I           172,678  14.313884    2,472       7.48%        1.55%       6.92%
  Met Investors JP Morgan Quality Bond B, Series K           296,580  14.288890    4,238       7.48%        1.65%       6.82%
  Met Investors JP Morgan Quality Bond B, Series N           156,932  14.251499    2,237       7.48%        1.80%       6.66%
  Met Investors JP Morgan Small Cap Stock                  3,715,513  11.120964   41,320       0.08%        1.40%     (22.15%)
  Met Investors JP Morgan Small Cap Stock, Series A           28,760   5.141707      148       0.08%        0.85%     (21.72%)
  Met Investors JP Morgan Small Cap Stock B                   74,302  11.082847      823       0.09%        1.40%     (22.29%)
  Met Investors JP Morgan Small Cap Stock B, Series A         30,037  11.182992      336       0.09%        0.85%     (21.86%)
  Met Investors JP Morgan Small Cap Stock B, Series E          3,190  11.155586       36       0.09%        1.00%     (21.98%)
  Met Investors JP Morgan Small Cap Stock B, Series F          5,613  11.137359       63       0.09%        1.10%     (22.05%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2002     For the Year ended December 31, 2002
                                                            ------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan Small Cap Stock B, Series G             687 $11.110077  $     8       0.09%        1.25%     (22.17%)
  Met Investors JP Morgan Small Cap Stock B, Series I          11,030  11.053795      122       0.09%        1.55%     (22.41%)
  Met Investors JP Morgan Small Cap Stock B, Series K          26,356  11.034466      291       0.09%        1.65%     (22.48%)
  Met Investors JP Morgan Small Cap Stock B, Series N           8,026  11.005539       88       0.09%        1.80%     (22.60%)
  Met Investors JP Morgan Enhanced Index                    7,679,468  12.709506   97,602       0.88%        1.40%     (26.00%)
  Met Investors JP Morgan Enhanced Index Series A             168,375   6.152534    1,036       0.88%        0.85%     (25.59%)
  Met Investors JP Morgan Enhanced Index B                    155,704  12.656819    1,971       1.13%        1.40%     (26.16%)
  Met Investors JP Morgan Enhanced Index B, Series A           38,574  12.771177      493       1.13%        0.85%     (25.75%)
  Met Investors JP Morgan Enhanced Index B, Series E           11,664  12.739890      149       1.13%        1.00%     (25.86%)
  Met Investors JP Morgan Enhanced Index B, Series F           10,667  12.719064      136       1.13%        1.10%     (25.94%)
  Met Investors JP Morgan Enhanced Index B, Series G                5  12.687910        -       1.13%        1.25%     (26.05%)
  Met Investors JP Morgan Enhanced Index B, Series I           30,436  12.623646      384       1.13%        1.55%     (26.27%)
  Met Investors JP Morgan Enhanced Index B, Series K           61,369  12.601558      773       1.13%        1.65%     (26.34%)
  Met Investors JP Morgan Enhanced Index B, Series N           16,549  12.568520      208       1.13%        1.80%     (26.46%)
  Met Investors JP Morgan Select Equity                     8,461,811  11.550819   97,741       0.58%        1.40%     (26.68%)
  Met Investors JP Morgan Select Equity, Series A              83,292   6.821078      568       0.58%        0.85%     (26.28%)
  Met Investors JP Morgan Select Equity B                     291,788  11.496546    3,355       0.77%        1.40%     (26.86%)
  Met Investors JP Morgan Select Equity B, Series A            78,665  11.600408      913       0.77%        0.85%     (26.46%)
  Met Investors JP Morgan Select Equity B, Series E             7,619  11.571984       88       0.77%        1.00%     (26.57%)
  Met Investors JP Morgan Select Equity B, Series F            25,523  11.553091      295       0.77%        1.10%     (26.64%)
  Met Investors JP Morgan Select Equity B, Series G             3,385  11.524788       39       0.77%        1.25%     (26.75%)
  Met Investors JP Morgan Select Equity B, Series I            30,612  11.466409      351       0.77%        1.55%     (26.97%)
  Met Investors JP Morgan Select Equity B, Series K            85,618  11.446361      980       0.77%        1.65%     (27.04%)
  Met Investors JP Morgan Select Equity B, Series N            21,932  11.416343      250       0.77%        1.80%     (27.15%)
  Met Investors JP Morgan International Equity              5,223,841   8.689387   45,392       0.00%        1.40%     (17.52%)
  Met Investors JP Morgan International Equity, Series A       64,311   5.301486      341       0.00%        0.85%     (17.07%)
  Met Investors JP Morgan International Equity B               90,566   8.654755      784       0.00%        1.40%     (17.68%)
  Met Investors JP Morgan International Equity B, Series A     27,092   8.732960      237       0.00%        0.85%     (17.22%)
  Met Investors JP Morgan International Equity B, Series E      3,290   8.711573       29       0.00%        1.00%     (17.35%)
  Met Investors JP Morgan International Equity B, Series F     11,834   8.697317      103       0.00%        1.10%     (17.43%)
  Met Investors JP Morgan International Equity B, Series G      2,378   8.676019       21       0.00%        1.25%     (17.55%)
  Met Investors JP Morgan International Equity B, Series I      6,577   8.632060       57       0.00%        1.55%     (17.80%)
  Met Investors JP Morgan International Equity B, Series K     28,065   8.616959      242       0.00%        1.65%     (17.88%)
  Met Investors JP Morgan International Equity B, Series N      3,743   8.594369       32       0.00%        1.80%     (18.00%)
  Met Investors Met Putnam Research B                          67,256   6.298411      424       0.83%        1.40%     (21.91%)
  Met Investors Met Putnam Research B, Series I                22,644   6.281590      142       0.83%        1.55%     (22.03%)
  Met Investors Met Putnam Research B, Series K               304,329   6.270402    1,908       0.83%        1.65%     (22.11%)
  Met Investors Met Putnam Research B, Series L               178,560   6.266710    1,119       0.83%        1.70%     (22.15%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2002     For the Year ended December 31, 2002
                                                              ------------------------------- -----------------------------------
                                                                           Unit    Net Assets  Investment     Expense     Total
                                                                Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Met Putnam Research B, Series N                  38,626 $ 6.253646   $  242       0.83%        1.80%     (22.23%)
  Met Investors Met Putnam Research B, Series O                 135,374   6.250922      846       0.83%        1.85%     (22.26%)
  Met Investors Met Putnam Research B, Series P                 102,733   6.242515      641       0.83%        1.90%     (22.30%)
  Met Investors Met Putnam Research B, Series Q                  45,245   6.240417      282       0.83%        1.95%     (22.34%)
  Met Investors Met Putnam Research B, Series R                   6,957   6.245031       43       0.83%        2.00%     (22.38%)
  Met Investors Met Putnam Research B, Series S                  24,895   6.225832      155       0.83%        2.05%     (22.42%)
  Met Investors Met Putnam Research B, Series T                  43,010   6.224695      268       0.83%        2.10%     (22.46%)
  Met Investors Met Putnam Research B, Series U                   3,949   6.222927       25       0.83%        2.25%     (22.58%)
  Met Investors Oppenheimer Capital Appreciation B              353,729   6.283863    2,223       0.01%        1.40%     (25.78%)
  Met Investors Oppenheimer Capital Appreciation B, Series I     56,679   6.267067      355       0.01%        1.55%     (25.90%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  1,116,165   6.255898    6,983       0.01%        1.65%     (25.97%)
  Met Investors Oppenheimer Capital Appreciation B, Series L    580,690   6.252226    3,631       0.01%        1.70%     (26.01%)
  Met Investors Oppenheimer Capital Appreciation B, Series N    183,738   6.239188    1,146       0.01%        1.80%     (26.08%)
  Met Investors Oppenheimer Capital Appreciation B, Series O    345,506   6.236469    2,155       0.01%        1.85%     (26.12%)
  Met Investors Oppenheimer Capital Appreciation B, Series P    283,782   6.228069    1,767       0.01%        1.90%     (26.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q    111,756   6.225984      696       0.01%        1.95%     (26.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series R     54,601   6.230588      340       0.01%        2.00%     (26.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series S    207,713   6.211432    1,290       0.01%        2.05%     (26.27%)
  Met Investors Oppenheimer Capital Appreciation B, Series T    165,563   6.210289    1,028       0.01%        2.10%     (26.30%)
  Met Investors Oppenheimer Capital Appreciation B, Series U     25,593   6.208524      159       0.01%        2.25%     (26.41%)
  Met Investors PIMCO Money Market B                            703,781  10.122875    7,124       0.99%        1.40%      (0.31%)
  Met Investors PIMCO Money Market B, Series A                   24,861  10.214310      254       0.99%        0.85%       0.24%
  Met Investors PIMCO Money Market B, Series E                   17,283  10.189322      176       0.99%        1.00%       0.09%
  Met Investors PIMCO Money Market B, Series F                    8,065  10.172686       82       0.99%        1.10%      (0.01%)
  Met Investors PIMCO Money Market B, Series G                       22  10.147798        -       0.99%        1.25%      (0.16%)
  Met Investors PIMCO Money Market B, Series I                   59,881  10.095827      605       0.99%        1.55%      (0.46%)
  Met Investors PIMCO Money Market B, Series K                  745,568  10.077868    7,514       0.99%        1.65%      (0.56%)
  Met Investors PIMCO Money Market B, Series L                  301,046  10.071962    3,032       0.99%        1.70%      (0.61%)
  Met Investors PIMCO Money Market B, Series N                  226,240  10.050994    2,274       0.99%        1.80%      (0.71%)
  Met Investors PIMCO Money Market B, Series O                  108,770  10.046614    1,093       0.99%        1.85%      (0.76%)
  Met Investors PIMCO Money Market B, Series P                  166,401  10.033111    1,670       0.99%        1.90%      (0.81%)
  Met Investors PIMCO Money Market B, Series Q                   15,457  10.029770      155       0.99%        1.95%      (0.86%)
  Met Investors PIMCO Money Market B, Series R                   27,961  10.037211      281       0.99%        2.00%      (0.91%)
  Met Investors PIMCO Money Market B, Series S                  285,008  10.006335    2,852       0.99%        2.05%      (0.96%)
  Met Investors PIMCO Money Market B, Series T                   80,550  10.004520      806       0.99%        2.10%      (1.01%)
  Met Investors PIMCO Money Market B, Series U                    2,099  10.001729       21       0.99%        2.25%      (1.15%)
  Met Investors Janus Aggressive Growth B                       163,356   5.200438      850       0.00%        1.40%     (28.84%)
  Met Investors Janus Aggressive Growth B, Series I              26,935   5.186539      140       0.00%        1.55%     (28.95%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calulation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2002     For the Year ended December 31, 2002
                                                            ------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Janus Aggressive Growth B, Series K           609,227 $ 5.177286  $ 3,154       0.00%        1.65%     (29.02%)
  Met Investors Janus Aggressive Growth B, Series L           233,261   5.174250    1,207       0.00%        1.70%     (29.05%)
  Met Investors Janus Aggressive Growth B, Series N            89,241   5.163465      461       0.00%        1.80%     (29.12%)
  Met Investors Janus Aggressive Growth B, Series O           180,973   5.161212      934       0.00%        1.85%     (29.16%)
  Met Investors Janus Aggressive Growth B, Series P           166,911   5.154251      860       0.00%        1.90%     (29.20%)
  Met Investors Janus Aggressive Growth B, Series Q            51,297   5.152539      264       0.00%        1.95%     (29.23%)
  Met Investors Janus Aggressive Growth B, Series R            24,686   5.156360      127       0.00%        2.00%     (29.27%)
  Met Investors Janus Aggressive Growth B, Series S           132,602   5.140483      682       0.00%        2.05%     (29.30%)
  Met Investors Janus Aggressive Growth B, Series T            49,571   5.139555      255       0.00%        2.10%     (29.34%)
  Met Investors Janus Aggressive Growth B, Series U            10,170   5.138103       52       0.00%        2.25%     (29.44%)
  Met Investors Lord Abbett Growth Opportunity                253,797   6.595961    1,674       0.00%        1.40%     (25.30%)
  Met Investors Lord Abbett Growth Opportunity, Series A          866   6.656870        6       0.00%        0.85%     (24.89%)
  Met Investors Lord Abbett Growth Opportunity B              789,242   6.573580    5,188       0.00%        1.40%     (25.47%)
  Met Investors Lord Abbett Growth Opportunity B, Series A    484,421   6.632971    3,213       0.00%        0.85%     (25.05%)
  Met Investors Lord Abbett Growth Opportunity B, Series E     60,933   6.616730      403       0.00%        1.00%     (25.17%)
  Met Investors Lord Abbett Growth Opportunity B, Series F    127,348   6.605900      841       0.00%        1.10%     (25.24%)
  Met Investors Lord Abbett Growth Opportunity B, Series G     45,456   6.589712      300       0.00%        1.25%     (25.35%)
  Met Investors Lord Abbett Growth Opportunity B, Series I    116,425   6.556337      763       0.00%        1.55%     (25.58%)
  Met Investors Lord Abbett Growth Opportunity B, Series K    261,934   6.544880    1,714       0.00%        1.65%     (25.65%)
  Met Investors Lord Abbett Growth Opportunity B, Series N     72,351   6.527712      472       0.00%        1.80%     (25.76%)
  Met Investors PIMCO Total Return Bond B                   1,422,743  11.355362   16,156       0.00%        1.40%       7.77%
  Met Investors PIMCO Total Return Bond B, Series I           260,509  11.325063    2,950       0.00%        1.55%       7.61%
  Met Investors PIMCO Total Return Bond B, Series K         2,135,803  11.304919   24,145       0.00%        1.65%       7.51%
  Met Investors PIMCO Total Return Bond B, Series L           630,261  11.298298    7,121       0.00%        1.70%       7.45%
  Met Investors PIMCO Total Return Bond B, Series N           350,471  11.274776    3,951       0.00%        1.80%       7.34%
  Met Investors PIMCO Total Return Bond B, Series O           491,709  11.269887    5,542       0.00%        1.85%       7.29%
  Met Investors PIMCO Total Return Bond B, Series P           292,866  11.254708    3,296       0.00%        1.90%       7.24%
  Met Investors PIMCO Total Return Bond B, Series Q           160,289  11.250979    1,803       0.00%        1.95%       7.18%
  Met Investors PIMCO Total Return Bond B, Series R            45,147  11.259283      508       0.00%        2.00%       7.13%
  Met Investors PIMCO Total Return Bond B, Series S           182,945  11.224688    2,054       0.00%        2.05%       7.08%
  Met Investors PIMCO Total Return Bond B, Series T           144,299  11.222686    1,619       0.00%        2.10%       7.02%
  Met Investors PIMCO Total Return Bond B, Series U            28,114  11.219500      315       0.00%        2.25%       6.86%
  Met Investors PIMCO Innovation B                             38,950   2.960358      115       0.00%        1.40%     (51.42%)
  Met Investors PIMCO Innovation B, Series I                    2,522   2.952425        7       0.00%        1.55%     (51.49%)
  Met Investors PIMCO Innovation B, Series K                  248,653   2.947164      733       0.00%        1.65%     (51.54%)
  Met Investors PIMCO Innovation B, Series L                  109,563   2.945438      323       0.00%        1.70%     (51.56%)
  Met Investors PIMCO Innovation B, Series N                   12,120   2.939266       36       0.00%        1.80%     (51.61%)
  Met Investors PIMCO Innovation B, Series O                   37,674   2.937996      111       0.00%        1.85%     (51.64%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2002    For the Year ended December 31, 2002
                                                        ----------------------------- -----------------------------------
                                                                   Unit    Net Assets  Investment     Expense     Total
                                                         Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                        ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Innovation B, Series P             51,289 $2.934022    $  150       0.00%        1.90%     (51.66%)
  Met Investors PIMCO Innovation B, Series Q             11,910  2.933046        35       0.00%        1.95%     (51.69%)
  Met Investors PIMCO Innovation B, Series R              5,383  2.935223        16       0.00%        2.00%     (51.71%)
  Met Investors PIMCO Innovation B, Series S             47,901  2.926172       140       0.00%        2.05%     (51.73%)
  Met Investors PIMCO Innovation B, Series T             44,859  2.925649       131       0.00%        2.10%     (51.76%)
  Met Investors PIMCO Innovation B, Series U                 14  2.924829         -       0.00%        2.25%     (51.83%)
  Met Investors MFS Mid Cap Growth B                    267,098  4.545270     1,214       0.00%        1.40%     (44.82%)
  Met Investors MFS Mid Cap Growth B, Series A           14,089  4.562074        64       0.00%        0.85%     (44.51%)
  Met Investors MFS Mid Cap Growth B, Series E            2,376  4.557481        11       0.00%        1.00%     (44.60%)
  Met Investors MFS Mid Cap Growth B, Series F            2,507  4.554424        11       0.00%        1.10%     (44.65%)
  Met Investors MFS Mid Cap Growth B, Series G               49  4.549843         -       0.00%        1.25%     (44.73%)
  Met Investors MFS Mid Cap Growth B, Series I           39,837  4.533110       181       0.00%        1.55%     (44.90%)
  Met Investors MFS Mid Cap Growth B, Series K          874,509  4.525032     3,957       0.00%        1.65%     (44.96%)
  Met Investors MFS Mid Cap Growth B, Series L          352,277  4.522374     1,593       0.00%        1.70%     (44.98%)
  Met Investors MFS Mid Cap Growth B, Series N          148,564  4.512937       670       0.00%        1.80%     (45.04%)
  Met Investors MFS Mid Cap Growth B, Series O          277,746  4.510946     1,253       0.00%        1.85%     (45.07%)
  Met Investors MFS Mid Cap Growth B, Series P          202,940  4.504875       914       0.00%        1.90%     (45.09%)
  Met Investors MFS Mid Cap Growth B, Series Q           92,775  4.503363       418       0.00%        1.95%     (45.12%)
  Met Investors MFS Mid Cap Growth B, Series R           43,098  4.506699       194       0.00%        2.00%     (45.15%)
  Met Investors MFS Mid Cap Growth B, Series S          159,796  4.492827       718       0.00%        2.05%     (45.18%)
  Met Investors MFS Mid Cap Growth B, Series T           65,444  4.492007       294       0.00%        2.10%     (45.20%)
  Met Investors MFS Mid Cap Growth B, Series U           14,916  4.490732        67       0.00%        2.25%     (45.29%)
  Met Investors MFS Research International B            169,447  7.289280     1,235       0.28%        1.40%     (13.03%)
  Met Investors MFS Research International B, Series A   10,861  7.316175        79       0.28%        0.85%     (12.55%)
  Met Investors MFS Research International B, Series E    1,385  7.308830        10       0.28%        1.00%     (12.68%)
  Met Investors MFS Research International B, Series F       12  7.303933         -       0.28%        1.10%     (12.77%)
  Met Investors MFS Research International B, Series G       12  7.296598         -       0.28%        1.25%     (12.90%)
  Met Investors MFS Research International B, Series I   21,102  7.269814       153       0.28%        1.55%     (13.16%)
  Met Investors MFS Research International B, Series K  522,388  7.256874     3,791       0.28%        1.65%     (13.25%)
  Met Investors MFS Research International B, Series L  263,740  7.252608     1,913       0.28%        1.70%     (13.29%)
  Met Investors MFS Research International B, Series N   78,810  7.237479       570       0.28%        1.80%     (13.38%)
  Met Investors MFS Research International B, Series O  191,290  7.234336     1,384       0.28%        1.85%     (13.42%)
  Met Investors MFS Research International B, Series P   79,376  7.224602       573       0.28%        1.90%     (13.46%)
  Met Investors MFS Research International B, Series Q   55,449  7.222181       400       0.28%        1.95%     (13.51%)
  Met Investors MFS Research International B, Series R   41,398  7.227526       299       0.28%        2.00%     (13.55%)
  Met Investors MFS Research International B, Series S   88,957  7.205307       641       0.28%        2.05%     (13.59%)
  Met Investors MFS Research International B, Series T   49,951  7.203994       360       0.28%        2.10%     (13.64%)
  Met Investors MFS Research International B, Series U    6,719  7.201956        48       0.28%        2.25%     (13.77%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2002    For the Year ended December 31, 2002
                                                            ----------------------------- -----------------------------------
                                                                       Unit    Net Assets  Investment     Expense     Total
                                                             Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST SSR Concentrated Int'l B                41,692 $8.832552    $  368       0.25%        1.40%     (19.23%)
  Met Investors MIST SSR Concentrated Int'l B, Series I       7,886  8.816298        70       0.25%        1.55%     (19.35%)
  Met Investors MIST SSR Concentrated Int'l B, Series K     175,759  8.805453     1,548       0.25%        1.65%     (19.43%)
  Met Investors MIST SSR Concentrated Int'l B, Series L      95,322  8.800051       839       0.25%        1.70%     (19.47%)
  Met Investors MIST SSR Concentrated Int'l B, Series N      23,744  8.789245       209       0.25%        1.80%     (19.55%)
  Met Investors MIST SSR Concentrated Int'l B, Series O      57,488  8.783853       505       0.25%        1.85%     (19.59%)
  Met Investors MIST SSR Concentrated Int'l B, Series P      34,160  8.778461       300       0.25%        1.90%     (19.64%)
  Met Investors MIST SSR Concentrated Int'l B, Series Q      16,510  8.773064       145       0.25%        1.95%     (19.68%)
  Met Investors MIST SSR Concentrated Int'l B, Series R       9,030  8.767679        79       0.25%        2.00%     (19.72%)
  Met Investors MIST SSR Concentrated Int'l B, Series S      36,411  8.762286       319       0.25%        2.05%     (19.76%)
  Met Investors MIST SSR Concentrated Int'l B, Series T      19,257  8.756916       169       0.25%        2.10%     (19.80%)
  Met Investors MIST SSR Concentrated Int'l B, Series U       4,088  8.740772        36       0.25%        2.25%     (19.92%)
  Met Investors MIST AIM Mid Cap Core Equity B               51,553  9.665975       498       0.02%        1.40%     (12.06%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series I     16,255  9.648180       157       0.02%        1.55%     (12.19%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series K    273,095  9.636340     2,632       0.02%        1.65%     (12.28%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series L     99,657  9.630429       960       0.02%        1.70%     (12.32%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series N     12,912  9.618604       124       0.02%        1.80%     (12.41%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series O     76,851  9.612701       739       0.02%        1.85%     (12.45%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series P     37,805  9.606799       363       0.02%        1.90%     (12.50%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series Q     17,585  9.600911       169       0.02%        1.95%     (12.54%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series R     13,761  9.595007       132       0.02%        2.00%     (12.58%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series S     38,258  9.589118       367       0.02%        2.05%     (12.63%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series T     14,445  9.583231       138       0.02%        2.10%     (12.67%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series U      1,350  9.565587        13       0.02%        2.25%     (12.80%)
  Met Investors MIST AIM Small Cap Growth B                 100,576  8.472945       852       0.00%        1.40%     (28.51%)
  Met Investors MIST AIM Small Cap Growth B, Series I        13,481  8.457339       114       0.00%        1.55%     (28.62%)
  Met Investors MIST AIM Small Cap Growth B, Series K       354,542  8.446962     2,995       0.00%        1.65%     (28.69%)
  Met Investors MIST AIM Small Cap Growth B, Series L       200,639  8.441761     1,694       0.00%        1.70%     (28.73%)
  Met Investors MIST AIM Small Cap Growth B, Series N        49,027  8.431404       413       0.00%        1.80%     (28.80%)
  Met Investors MIST AIM Small Cap Growth B, Series O       125,664  8.426214     1,059       0.00%        1.85%     (28.83%)
  Met Investors MIST AIM Small Cap Growth B, Series P        75,924  8.421029       639       0.00%        1.90%     (28.87%)
  Met Investors MIST AIM Small Cap Growth B, Series Q        38,120  8.415864       321       0.00%        1.95%     (28.91%)
  Met Investors MIST AIM Small Cap Growth B, Series R        16,647  8.410685       140       0.00%        2.00%     (28.94%)
  Met Investors MIST AIM Small Cap Growth B, Series S        56,709  8.405523       477       0.00%        2.05%     (28.98%)
  Met Investors MIST AIM Small Cap Growth B, Series T        26,651  8.400363       224       0.00%        2.10%     (29.01%)
  Met Investors MIST AIM Small Cap Growth B, Series U         5,328  8.384889        45       0.00%        2.25%     (29.12%)
  Met Investors MIST Third Ave Small Cap Value B            104,943  8.232502       864       0.38%        1.40%     (17.68%)
  Met Investors MIST Third Ave Small Cap Value B, Series I   11,714  8.224231        96       0.38%        1.55%     (17.76%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2002     For the Year ended December 31, 2002
                                                            ------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST Third Ave Small Cap Value B, Series K    262,588 $ 8.218733  $ 2,158       0.38%        1.65%     (17.81%)
  Met Investors MIST Third Ave Small Cap Value B, Series L    147,213   8.215979    1,209       0.38%        1.70%     (17.84%)
  Met Investors MIST Third Ave Small Cap Value B, Series N     42,984   8.210477      353       0.38%        1.80%     (17.90%)
  Met Investors MIST Third Ave Small Cap Value B, Series O    114,493   8.207727      940       0.38%        1.85%     (17.92%)
  Met Investors MIST Third Ave Small Cap Value B, Series P     41,590   8.204986      341       0.38%        1.90%     (17.95%)
  Met Investors MIST Third Ave Small Cap Value B, Series Q     22,404   8.202238      184       0.38%        1.95%     (17.98%)
  Met Investors MIST Third Ave Small Cap Value B, Series R     16,757   8.199490      137       0.38%        2.00%     (18.01%)
  Met Investors MIST Third Ave Small Cap Value B, Series S     72,767   8.196735      596       0.38%        2.05%     (18.03%)
  Met Investors MIST Third Ave Small Cap Value B, Series T     33,125   8.194000      271       0.38%        2.10%     (18.06%)
  Met Investors MIST Third Ave Small Cap Value B, Series U      2,921   8.185772       24       0.38%        2.25%     (18.14%)
  GACC Money Market Fund                                    2,865,295  12.440277   35,645       3.37%        1.40%       0.23%
  GACC Money Market Fund, Series A                             14,221  10.956040      156       3.37%        0.85%       0.78%
  Russell Multi-Style Equity Fund                           4,568,131   8.130951   37,143       0.60%        1.40%     (24.26%)
  Russell Aggressive Equity Fund                              962,698   7.843968    7,551       0.00%        1.40%     (20.18%)
  Russell Non-US Fund                                       1,814,272   7.951995   14,427       1.51%        1.40%     (16.33%)
  Russell Core Bond Fund                                    2,618,466  12.797960   33,511       2.92%        1.40%       7.33%
  Russell Real Estate Securities Fund                         204,097  12.819180    2,616       5.15%        1.40%       2.36%
  AIM V.I. Premier Equity Fund                              5,267,490   8.357993   44,026       0.31%        1.40%     (31.23%)
  AIM V.I. Premier Equity Fund Series A                       430,491   4.971268    2,140       0.31%        0.85%     (30.85%)
  AIM V.I. Premier Equity Fund, Series E                       32,117   8.412857      270       0.31%        1.00%     (30.95%)
  AIM V.I. Premier Equity Fund, Series F                       50,829   8.399113      427       0.31%        1.10%     (31.02%)
  AIM V.I. Premier Equity Fund, Series G                        9,980   8.378535       84       0.31%        1.25%     (31.13%)
  AIM V.I. Premier Equity Fund, Series I                       67,057   8.336069      559       0.31%        1.55%     (31.33%)
  AIM V.I. Premier Equity Fund, Series K                      242,304   8.321485    2,016       0.31%        1.65%     (31.40%)
  AIM V.I. Premier Equity Fund, Series N                       93,757   8.299670      778       0.31%        1.80%     (31.51%)
  AIM V.I. Premier Equity Fund B                               36,078   8.340204      301       0.58%        1.40%     (31.43%)
  AIM V.I. Premier Equity Fund B, Series A                     18,409   4.960683       91       0.58%        0.85%     (31.05%)
  AIM V.I. Premier Equity Fund B, Series E                          9   8.394956        -       0.58%        1.00%     (31.15%)
  AIM V.I. Premier Equity Fund B, Series F                        674   8.381239        6       0.58%        1.10%     (31.22%)
  AIM V.I. Premier Equity Fund B, Series G                          9   8.360698        -       0.58%        1.25%     (31.32%)
  AIM V.I. Premier Equity Fund B, Series I                        511   8.318328        4       0.58%        1.55%     (31.53%)
  AIM V.I. Premier Equity Fund B, Series K                      7,715   8.303774       64       0.58%        1.65%     (31.60%)
  AIM V.I. Premier Equity Fund B, Series N                     11,406   8.281995       94       0.58%        1.80%     (31.70%)
  AIM V.I. Capital Appreciation Fund                        3,122,243   8.341693   26,045       0.00%        1.40%     (25.41%)
  AIM V.I. Capital Appreciation Fund, Series A                340,440   4.466666    1,521       0.00%        0.85%     (25.00%)
  AIM V.I. Capital Appreciation Fund, Series E                 21,772   8.396437      183       0.00%        1.00%     (25.11%)
  AIM V.I. Capital Appreciation Fund, Series F                 52,959   8.382724      444       0.00%        1.10%     (25.19%)
  AIM V.I. Capital Appreciation Fund, Series G                  2,403   8.362174       20       0.00%        1.25%     (25.30%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2002
                                                                  -------------------------------
                                                                               Unit    Net Assets
                                                                    Units   Fair Value   (000)
                                                                  --------- ---------- ----------
Accumulation units, continued:
  AIM V.I. Capital Appreciation Fund, Series I                       44,231 $ 8.319806  $   368
  AIM V.I. Capital Appreciation Fund, Series K                      192,896   8.305264    1,602
  AIM V.I. Capital Appreciation Fund, Series N                       67,299   8.283479      557
  AIM V.I. Capital Appreciation Fund B                               23,674   8.332567      197
  AIM V.I. Capital Appreciation Fund B, Series I                        494   8.310710        4
  AIM V.I. Capital Appreciation Fund B, Series K                     18,702   8.296190      155
  AIM V.I. Capital Appreciation Fund B, Series N                      5,123   8.274422       42
  AIM V.I. International Growth Fund                                564,327   7.944031    4,483
  AIM V.I. International Growth Fund, Series A                       35,835   4.995807      179
  AIM V.I. International Growth Fund, Series E                          642   7.996152        5
  AIM V.I. International Growth Fund, Series F                        3,848   7.983084       31
  AIM V.I. International Growth Fund, Series G                           10   7.963536        -
  AIM V.I. International Growth Fund, Series I                        3,598   7.923193       29
  AIM V.I. International Growth Fund, Series K                       27,775   7.909335      220
  AIM V.I. International Growth Fund, Series N                        5,039   7.888596       40
  AIM V.I. International Growth Fund B                                3,117   7.929173       25
  AIM V.I. International Growth Fund B, Series I                         10   7.908380        -
  AIM V.I. International Growth Fund B, Series K                        616   7.894540        5
  AIM V.I. International Growth Fund B, Series N                         10   7.873851        -
  Alliance Premier Growth Portfolio                               3,758,242   8.746487   32,871
  Alliance Premier Growth Portfolio B                             2,113,731   8.706807   18,404
  Alliance Premier Growth Portfolio B, Series I                     373,945   8.684257    3,247
  Alliance Premier Growth Portfolio B, Series K                     862,703   8.669262    7,479
  Alliance Premier Growth Portfolio B, Series N                     610,398   8.646800    5,278
  AllianceBernstein Real Estate Investment Portfolio              1,010,218  10.321445   10,427
  AllianceBernstein Real Estate Investment Portfolio B              800,975  10.282946    8,236
  AllianceBernstein Real Estate Investment Portfolio B, Series I    140,217  10.256787    1,438
  AllianceBernstein Real Estate Investment Portfolio B, Series K    296,071  10.239382    3,032
  AllianceBernstein Real Estate Investment Portfolio B, Series N    228,379  10.213326    2,333
  Alliance Bernstein Small Cap Portfolio B                           98,595  10.244108    1,010
  Alliance Bernstein Small Cap Portfolio B, Series I                  4,588  10.218483       47
  Alliance Bernstein Small Cap Portfolio B, Series K                 32,438  10.201433      331
  Alliance Bernstein Small Cap Portfolio B, Series N                 11,581  10.175919      118
  Alliance Bernstein Value Portfolio B                               49,381   8.563449      423
  Alliance Bernstein Value Portfolio B, Series I                     10,981   8.542022       94
  Alliance Bernstein Value Portfolio B, Series K                     23,042   8.527764      196
  Alliance Bernstein Value Portfolio B, Series N                      5,367   8.506437       46
  Liberty Newport Tiger Fund, Variable                               68,348   8.432185      576

                                                                  For the Year ended December 31, 2002
                                                                  -----------------------------------
                                                                   Investment     Expense     Total
                                                                  Income Ratio*   Ratio**   Return***
                                                                  -------------   -------   ---------
Accumulation units, continued:
  AIM V.I. Capital Appreciation Fund, Series I                        0.00%        1.55%     (25.52%)
  AIM V.I. Capital Appreciation Fund, Series K                        0.00%        1.65%     (25.60%)
  AIM V.I. Capital Appreciation Fund, Series N                        0.00%        1.80%     (25.71%)
  AIM V.I. Capital Appreciation Fund B                                0.00%        1.40%     (25.55%)
  AIM V.I. Capital Appreciation Fund B, Series I                      0.00%        1.55%     (25.66%)
  AIM V.I. Capital Appreciation Fund B, Series K                      0.00%        1.65%     (25.74%)
  AIM V.I. Capital Appreciation Fund B, Series N                      0.00%        1.80%     (25.85%)
  AIM V.I. International Growth Fund                                  0.55%        1.40%     (16.85%)
  AIM V.I. International Growth Fund, Series A                        0.55%        0.85%     (16.39%)
  AIM V.I. International Growth Fund, Series E                        0.55%        1.00%     (16.51%)
  AIM V.I. International Growth Fund, Series F                        0.55%        1.10%     (16.60%)
  AIM V.I. International Growth Fund, Series G                        0.55%        1.25%     (16.72%)
  AIM V.I. International Growth Fund, Series I                        0.55%        1.55%     (16.97%)
  AIM V.I. International Growth Fund, Series K                        0.55%        1.65%     (17.06%)
  AIM V.I. International Growth Fund, Series N                        0.55%        1.80%     (17.18%)
  AIM V.I. International Growth Fund B                                1.08%        1.40%     (17.10%)
  AIM V.I. International Growth Fund B, Series I                      1.08%        1.55%     (17.23%)
  AIM V.I. International Growth Fund B, Series K                      1.08%        1.65%     (17.31%)
  AIM V.I. International Growth Fund B, Series N                      1.08%        1.80%     (17.43%)
  Alliance Premier Growth Portfolio                                   0.00%        1.40%     (31.61%)
  Alliance Premier Growth Portfolio B                                 0.00%        1.40%     (31.80%)
  Alliance Premier Growth Portfolio B, Series I                       0.00%        1.55%     (31.91%)
  Alliance Premier Growth Portfolio B, Series K                       0.00%        1.65%     (31.98%)
  Alliance Premier Growth Portfolio B, Series N                       0.00%        1.80%     (32.08%)
  AllianceBernstein Real Estate Investment Portfolio                  2.53%        1.40%       1.18%
  AllianceBernstein Real Estate Investment Portfolio B                2.32%        1.40%       0.89%
  AllianceBernstein Real Estate Investment Portfolio B, Series I      2.32%        1.55%       0.73%
  AllianceBernstein Real Estate Investment Portfolio B, Series K      2.32%        1.65%       0.63%
  AllianceBernstein Real Estate Investment Portfolio B, Series N      2.32%        1.80%       0.48%
  Alliance Bernstein Small Cap Portfolio B                            0.09%        1.40%      (7.68%)
  Alliance Bernstein Small Cap Portfolio B, Series I                  0.09%        1.55%      (7.81%)
  Alliance Bernstein Small Cap Portfolio B, Series K                  0.09%        1.65%      (7.91%)
  Alliance Bernstein Small Cap Portfolio B, Series N                  0.09%        1.80%      (8.04%)
  Alliance Bernstein Value Portfolio B                                0.15%        1.40%     (14.16%)
  Alliance Bernstein Value Portfolio B, Series I                      0.15%        1.55%     (14.29%)
  Alliance Bernstein Value Portfolio B, Series K                      0.15%        1.65%     (14.38%)
  Alliance Bernstein Value Portfolio B, Series N                      0.15%        1.80%     (14.51%)
  Liberty Newport Tiger Fund, Variable                                1.14%        1.40%     (18.12%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002     For the Year ended December 31, 2002
                                                             ------------------------------- -----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                               Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Liberty Newport Tiger Fund, Variable, Series I                     9 $ 8.410350  $     -       1.14%        1.55%     (18.24%)
  Liberty Newport Tiger Fund, Variable, Series K                   133   8.395837        1       1.14%        1.65%     (18.33%)
  Liberty Newport Tiger Fund, Variable, Series N                     9   8.374106        -       1.14%        1.80%     (18.45%)
  Goldman Sachs Growth and Income Fund                         568,464   7.568604    4,302       1.37%        1.40%     (12.57%)
  Goldman Sachs Growth and Income Fund, Series I                    12   7.549018        -       1.37%        1.55%     (12.70%)
  Goldman Sachs Growth and Income Fund, Series K                 6,139   7.535981       46       1.37%        1.65%     (12.79%)
  Goldman Sachs Growth and Income Fund, Series N                 3,252   7.516483       24       1.37%        1.80%     (12.92%)
  Goldman Sachs International Equity Fund                      225,624   7.843897    1,770       0.99%        1.40%     (19.47%)
  Goldman Sachs International Equity Fund, Series I                  9   7.823598        -       0.99%        1.55%     (19.59%)
  Goldman Sachs International Equity Fund, Series K              5,202   7.810082       41       0.99%        1.65%     (19.67%)
  Goldman Sachs International Equity Fund, Series N                  9   7.789851        -       0.99%        1.80%     (19.80%)
  Scudder II Dreman High Return Equity Portfolio                26,662   9.584668      256       1.03%        1.40%     (19.17%)
  Scudder II Small Cap Growth Portfolio                        236,462   6.286321    1,486       0.00%        1.40%     (34.39%)
  Scudder II Small Cap Growth Portfolio, Series I                4,348   6.270096       27       0.00%        1.55%     (34.49%)
  Scudder II Small Cap Growth Portfolio, Series K                4,016   6.259309       25       0.00%        1.65%     (34.56%)
  Scudder II Small Cap Growth Portfolio, Series N                4,457   6.243156       28       0.00%        1.80%     (34.65%)
  Scudder II SVS Dreman Small Cap Value Portfolio              495,020   9.248856    4,578       0.44%        1.40%     (12.58%)
  Scudder II SVS Dreman Small Cap Value Portfolio, Series I      1,507   9.225035       14       0.44%        1.55%     (12.72%)
  Scudder II SVS Dreman Small Cap Value Portfolio, Series K     14,806   9.209199      136       0.44%        1.65%     (12.80%)
  Scudder II SVS Dreman Small Cap Value Portfolio, Series N     14,602   9.185451      134       0.44%        1.80%     (12.93%)
  Scudder II Government Securities Portfolio                   260,901  13.044457    3,403       3.15%        1.40%       6.55%
  Scudder II Government Securities Portfolio, Series I           7,621  13.010875       99       3.15%        1.55%       6.39%
  Scudder II Government Securities Portfolio, Series K          32,632  12.988538      424       3.15%        1.65%       6.28%
  Scudder II Government Securities Portfolio, Series N          10,543  12.955100      137       3.15%        1.80%       6.12%
  MFS Bond Series                                              100,188  12.627895    1,265       5.74%        1.40%       7.41%
  MFS Research Series                                        1,232,780   8.072763    9,952       0.28%        1.40%     (25.59%)
  MFS Research Series B                                         62,932   8.045246      506       0.08%        1.40%     (25.77%)
  MFS Research Series B, Series I                                2,537   8.024413       20       0.08%        1.55%     (25.88%)
  MFS Research Series B, Series K                               30,810   8.010563      247       0.08%        1.65%     (25.95%)
  MFS Research Series B, Series N                               26,813   7.989801      214       0.08%        1.80%     (26.07%)
  MFS Investors Trust Series                                 2,256,732   8.073882   18,221       0.56%        1.40%     (22.06%)
  MFS Investors Trust Series B                                 989,541   8.041738    7,958       0.45%        1.40%     (22.25%)
  MFS Investors Trust Series B, Series I                       167,200   8.020934    1,341       0.45%        1.55%     (22.37%)
  MFS Investors Trust Series B, Series K                       444,805   8.007075    3,562       0.45%        1.65%     (22.45%)
  MFS Investors Trust Series B, Series N                       351,424   7.986347    2,807       0.45%        1.80%     (22.56%)
  MFS Emerging Growth Series                                 1,336,574   7.831151   10,467       0.00%        1.40%     (34.68%)
  MFS Emerging Growth Series B                                  40,565   7.806484      317       0.00%        1.40%     (34.78%)
  MFS Emerging Growth Series B, Series I                         4,242   7.786244       33       0.00%        1.55%     (34.87%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2002     For the Year ended December 31, 2002
                                                ------------------------------- -----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                  Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MFS Emerging Growth Series B, Series K           32,247 $ 7.772782  $   251       0.00%        1.65%     (34.94%)
  MFS Emerging Growth Series B, Series N            4,019   7.752653       31       0.00%        1.80%     (35.04%)
  MFS High Income Series                          852,309   9.681240    8,251       6.88%        1.40%       1.14%
  MFS High Income Series B                        987,234   9.625843    9,503       4.94%        1.40%       0.90%
  MFS High Income Series B, Series I              164,747   9.600956    1,582       4.94%        1.55%       0.75%
  MFS High Income Series B, Series K              266,220   9.584415    2,552       4.94%        1.65%       0.65%
  MFS High Income Series B, Series N              177,302   9.559619    1,695       4.94%        1.80%       0.50%
  MFS Strategic Income Series                     141,688  11.716694    1,660       1.54%        1.40%       6.90%
  MFS Strategic Income Series B                   137,981  11.671485    1,610       0.40%        1.40%       6.68%
  MFS Strategic Income Series B, Series I          22,901  11.641311      267       0.40%        1.55%       6.53%
  MFS Strategic Income Series B, Series K          25,420  11.621240      295       0.40%        1.65%       6.42%
  MFS Strategic Income Series B, Series N          12,213  11.591189      142       0.40%        1.80%       6.26%
  MFS New Discovery Series                        910,643   5.429326    4,944       0.00%        1.40%     (32.58%)
  MFS New Discovery Series B                    1,715,155   5.407779    9,275       0.00%        1.40%     (32.75%)
  MFS New Discovery Series B, Series I            326,889   5.393776    1,763       0.00%        1.55%     (32.85%)
  MFS New Discovery Series B, Series K            661,985   5.384463    3,564       0.00%        1.65%     (32.92%)
  MFS New Discovery Series B, Series N            457,103   5.370516    2,455       0.00%        1.80%     (33.02%)
  MetLife Putnam International Stock Portfolio     44,695   5.993083      268       0.95%        1.40%     (18.64%)
  MetLife Putnam Large Cap Growth Portfolio        85,734   3.510420      301       0.00%        1.40%     (29.90%)
  MetLife Stock Index Portfolio B                  50,415   8.289818      418       0.57%        1.40%     (23.60%)
  MetLife Stock Index Portfolio B, Series I         4,900   8.274548       41       0.57%        1.55%     (23.71%)
  MetLife Stock Index Portfolio B, Series K       322,250   8.264381    2,663       0.57%        1.65%     (23.79%)
  MetLife Stock Index Portfolio B, Series L       226,257   8.259307    1,869       0.57%        1.70%     (23.82%)
  MetLife Stock Index Portfolio B, Series N        58,699   8.249162      484       0.57%        1.80%     (23.90%)
  MetLife Stock Index Portfolio B, Series O       178,743   8.244099    1,474       0.57%        1.85%     (23.94%)
  MetLife Stock Index Portfolio B, Series P        65,683   8.239034      541       0.57%        1.90%     (23.98%)
  MetLife Stock Index Portfolio B, Series Q         7,723   8.233967       64       0.57%        1.95%     (24.02%)
  MetLife Stock Index Portfolio B, Series R         8,618   8.228910       71       0.57%        2.00%     (24.05%)
  MetLife Stock Index Portfolio B, Series S       132,063   8.223862    1,086       0.57%        2.05%     (24.09%)
  MetLife Stock Index Portfolio B, Series T        25,183   8.218811      207       0.57%        2.10%     (24.13%)
  MetLife Stock Index Portfolio B, Series U         2,070   8.203658       17       0.57%        2.25%     (24.24%)
  Oppenheimer Capital Appreciation Fund           643,117  10.451793    6,722       0.63%        1.40%     (27.88%)
  Oppenheimer Main Street Growth & Income Fund  1,029,945   7.908029    8,145       0.80%        1.40%     (19.93%)
  Oppenheimer High Income Fund                    272,760   9.346502    2,549      10.35%        1.40%      (3.75%)
  Oppenheimer Bond Fund                         1,151,840  12.234292   14,092       7.24%        1.40%       7.56%
  Oppenheimer Strategic Bond Fund                 297,581  11.410806    3,396       8.40%        1.40%       5.95%
  Putnam VT Growth and Income Fund              2,368,279   9.007075   21,331       1.81%        1.40%     (19.92%)
  Putnam VT Growth and Income Fund B              101,301   8.965451      908       1.37%        1.40%     (20.12%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                  As of December 31, 2002     For the Year ended December 31, 2002
                                                              ------------------------------- -----------------------------------
                                                                           Unit    Net Assets  Investment     Expense     Total
                                                                Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Putnam VT Growth and Income Fund B, Series I                    4,937 $ 8.942238  $    44       1.37%        1.55%     (20.24%)
  Putnam VT Growth and Income Fund B, Series K                   22,604   8.926812      202       1.37%        1.65%     (20.31%)
  Putnam VT Growth and Income Fund B, Series N                   15,929   8.903701      142       1.37%        1.80%     (20.43%)
  Putnam VT New Value Fund                                      157,053  10.666651    1,675       1.05%        1.40%     (16.62%)
  Putnam VT New Value Fund B                                     24,009  10.622335      255       0.56%        1.40%     (16.78%)
  Putnam VT New Value Fund B, Series I                            2,249  10.594831       24       0.56%        1.55%     (16.90%)
  Putnam VT New Value Fund B, Series K                           39,863  10.576546      422       0.56%        1.65%     (16.99%)
  Putnam VT New Value Fund B, Series N                           22,815  10.549166      241       0.56%        1.80%     (17.11%)
  Putnam VT Vista Fund                                          689,413   7.585072    5,229       0.00%        1.40%     (31.35%)
  Putnam VT Vista Fund B                                         54,251   7.552586      410       0.00%        1.40%     (31.57%)
  Putnam VT Vista Fund B, Series I                                4,519   7.533023       34       0.00%        1.55%     (31.67%)
  Putnam VT Vista Fund B, Series K                               15,388   7.520003      116       0.00%        1.65%     (31.74%)
  Putnam VT Vista Fund B, Series N                               75,084   7.500515      563       0.00%        1.80%     (31.84%)
  Putnam VT International Growth Fund                         1,831,616  10.538019   19,302       1.05%        1.40%     (18.67%)
  Putnam VT International Growth Fund B                       1,411,611  10.498595   14,820       0.60%        1.40%     (18.82%)
  Putnam VT International Growth Fund B, Series I               235,463  10.471423    2,466       0.60%        1.55%     (18.94%)
  Putnam VT International Growth Fund B, Series K               500,054  10.453331    5,227       0.60%        1.65%     (19.02%)
  Putnam VT International Growth Fund B, Series N               367,951  10.426258    3,836       0.60%        1.80%     (19.14%)
  Putnam VT International New Opportunities Fund                233,413   8.317106    1,941       0.97%        1.40%     (14.67%)
  Putnam VT International New Opportunities Fund B                8,941   8.281257       74       0.49%        1.40%     (14.83%)
  Putnam VT International New Opportunities Fund B, Series I        883   8.259805        7       0.49%        1.55%     (14.96%)
  Putnam VT International New Opportunities Fund B, Series K      8,748   8.245550       72       0.49%        1.65%     (15.05%)
  Putnam VT International New Opportunities Fund B, Series N     12,534   8.224198      103       0.49%        1.80%     (15.17%)
  Templeton Global Income Securities Fund                        90,150  12.172534    1,097       1.16%        1.40%      19.76%
  Templeton Global Income Securities Fund Series A                2,073  12.855729       27       1.16%        0.85%      20.42%
  Templeton Global Income Securities Fund B                      21,619  12.118940      262       1.01%        1.40%      19.47%
  Templeton Global Income Securities Fund B, Series A             9,075  12.228194      111       1.01%        0.85%      20.12%
  Templeton Global Income Securities Fund B, Series E                10  12.198301        -       1.01%        1.00%      19.94%
  Templeton Global Income Securities Fund B, Series F             4,359  12.178399       53       1.01%        1.10%      19.82%
  Templeton Global Income Securities Fund B, Series G               943  12.148643       11       1.01%        1.25%      19.64%
  Templeton Global Income Securities Fund B, Series I                10  12.087221        -       1.01%        1.55%      19.29%
  Templeton Global Income Securities Fund B, Series K             3,409  12.066122       41       1.01%        1.65%      19.17%
  Templeton Global Income Securities Fund B, Series N             1,073  12.034541       13       1.01%        1.80%      18.99%
  Franklin Small Cap Fund                                       426,059   8.613428    3,670       0.44%        1.40%     (29.52%)
  Franklin Small Cap Fund, Series A                              16,640   4.264602       71       0.44%        0.85%     (29.13%)
  Franklin Small Cap Fund B                                     166,184   8.578154    1,426       0.27%        1.40%     (29.68%)
  Franklin Small Cap Fund B, Series A                            35,440   8.655674      307       0.27%        0.85%     (29.29%)
  Franklin Small Cap Fund B, Series E                             7,324   8.634454       63       0.27%        1.00%     (29.39%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2002     For the Year ended December 31, 2002
                                                            ------------------------------- ------------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Franklin Small Cap Fund B, Series F                           9,758 $ 8.620347  $    84       0.27%        1.10%    (29.47%)
  Franklin Small Cap Fund B, Series G                           1,773   8.599225       15       0.27%        1.25%    (29.57%)
  Franklin Small Cap Fund B, Series I                          21,383   8.555648      183       0.27%        1.55%    (29.78%)
  Franklin Small Cap Fund B, Series K                          55,320   8.540681      472       0.27%        1.65%    (29.85%)
  Franklin Small Cap Fund B, Series N                          13,887   8.518278      118       0.27%        1.80%    (29.96%)
  Templeton Growth Securities Fund                            223,635  10.460372    2,339       2.56%        1.40%    (19.46%)
  Templeton Growth Securities Fund, Series A                    6,584   8.259378       54       2.56%        0.85%    (19.01%)
  Templeton Growth Securities Fund B                           74,312  10.406767      773       2.50%        1.40%    (19.62%)
  Templeton Growth Securities Fund B, Series A                 25,897  10.500753      272       2.50%        0.85%    (19.18%)
  Templeton Growth Securities Fund B, Series E                  5,419  10.475037       57       2.50%        1.00%    (19.30%)
  Templeton Growth Securities Fund B, Series F                 11,161  10.457929      117       2.50%        1.10%    (19.38%)
  Templeton Growth Securities Fund B, Series G                  1,283  10.432313       13       2.50%        1.25%    (19.50%)
  Templeton Growth Securities Fund B, Series I                  7,920  10.379482       82       2.50%        1.55%    (19.74%)
  Templeton Growth Securities Fund B, Series K                 24,276  10.361354      252       2.50%        1.65%    (19.82%)
  Templeton Growth Securities Fund B, Series N                  3,653  10.334186       38       2.50%        1.80%    (19.95%)
  Templeton Foreign Securities Fund                         1,450,659   7.186610   10,425       1.80%        1.40%    (19.54%)
  Templeton Foreign Securities Fund, Series A                  22,072   6.738653      149       1.80%        0.85%    (19.10%)
  Templeton Foreign Securities Fund B                         343,128   7.161705    2,457       1.64%        1.40%    (19.70%)
  Templeton Foreign Securities Fund B, Series A               112,763   7.226396      815       1.64%        0.85%    (19.25%)
  Templeton Foreign Securities Fund B, Series E                19,863   7.208702      143       1.64%        1.00%    (19.37%)
  Templeton Foreign Securities Fund B, Series F                27,216   7.196923      196       1.64%        1.10%    (19.45%)
  Templeton Foreign Securities Fund B, Series G                 1,228   7.179284        9       1.64%        1.25%    (19.58%)
  Templeton Foreign Securities Fund B, Series I                33,471   7.142932      239       1.64%        1.55%    (19.82%)
  Templeton Foreign Securities Fund B, Series K                77,053   7.130450      549       1.64%        1.65%    (19.90%)
  Templeton Foreign Securities Fund B, Series N                38,755   7.111749      276       1.64%        1.80%    (20.02%)
  Templeton Developing Markets Securities Fund                841,692   6.893527    5,802       1.67%        1.40%     (1.35%)
  Templeton Developing Markets Securities Fund B              757,443   6.870187    5,204       1.43%        1.40%     (1.54%)
  Templeton Developing Markets Securities Fund B, Series I    131,768   6.852423      903       1.43%        1.55%     (1.68%)
  Templeton Developing Markets Securities Fund B, Series K    292,224   6.840593    1,999       1.43%        1.65%     (1.78%)
  Templeton Developing Markets Securities Fund B, Series N    258,753   6.822902    1,765       1.43%        1.80%     (1.93%)
  Templeton Mutual Shares Securities Fund                     870,917  10.687129    9,308       1.10%        1.40%    (12.79%)
  Templeton Mutual Shares Securities Fund B                   788,351  10.637552    8,386       0.87%        1.40%    (13.04%)
  Templeton Mutual Shares Securities Fund B, Series A           9,616  10.676785      103       0.87%        0.85%    (12.56%)
  Templeton Mutual Shares Securities Fund B, Series E             437  10.666070        5       0.87%        1.00%    (12.69%)
  Templeton Mutual Shares Securities Fund B, Series F             561  10.658936        6       0.87%        1.10%    (12.78%)
  Templeton Mutual Shares Securities Fund B, Series G               8  10.648247        -       0.87%        1.25%    (12.91%)
  Templeton Mutual Shares Securities Fund B, Series I          65,035  10.610126      690       0.87%        1.55%    (13.17%)
  Templeton Mutual Shares Securities Fund B, Series K         438,433  10.591865    4,644       0.87%        1.65%    (13.26%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                             As of December 31, 2002     For the Year ended December 31, 2002
                                                         ------------------------------- -----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Templeton Mutual Shares Securities Fund B, Series N      134,271 $10.564552  $ 1,419       0.87%        1.80%     (13.39%)
  Franklin Large Cap Growth Securities Fund                443,669  10.124620    4,492       0.84%        1.40%     (24.01%)
  Franklin Large Cap Growth Securities Fund, Series A       18,221   6.507094      119       0.84%        0.85%     (23.59%)
  Franklin Large Cap Growth Securities Fund B              247,915  10.077786    2,498       0.86%        1.40%     (24.26%)
  Franklin Large Cap Growth Securities Fund B, Series A     87,571  10.168840      890       0.86%        0.85%     (23.84%)
  Franklin Large Cap Growth Securities Fund B, Series E     37,477  10.143926      380       0.86%        1.00%     (23.95%)
  Franklin Large Cap Growth Securities Fund B, Series F     29,362  10.127350      297       0.86%        1.10%     (24.03%)
  Franklin Large Cap Growth Securities Fund B, Series G     10,053  10.102531      102       0.86%        1.25%     (24.14%)
  Franklin Large Cap Growth Securities Fund B, Series I     24,495  10.051367      246       0.86%        1.55%     (24.37%)
  Franklin Large Cap Growth Securities Fund B, Series K     50,191  10.033783      504       0.86%        1.65%     (24.45%)
  Franklin Large Cap Growth Securities Fund B, Series N     18,214  10.007490      182       0.86%        1.80%     (24.56%)
  Fidelity VIP Growth Portfolio                            252,608   8.705336    2,199       0.26%        1.40%     (31.08%)
  Fidelity VIP Growth Portfolio B                          122,981   8.668190    1,066       0.08%        1.40%     (31.27%)
  Fidelity VIP Growth Portfolio B, Series I                  7,689   8.646314       66       0.08%        1.55%     (31.37%)
  Fidelity VIP Growth Portfolio B, Series K                 77,892   8.631748      672       0.08%        1.65%     (31.44%)
  Fidelity VIP Growth Portfolio B, Series N                 49,125   8.609956      423       0.08%        1.80%     (31.54%)
  Fidelity VIP II Contrafund Portfolio                     266,313  10.778185    2,870       0.86%        1.40%     (10.61%)
  Fidelity VIP III Growth Opportunities Portfolio           74,740   6.421179      480       1.17%        1.40%     (22.93%)
  Fidelity VIP III Growth & Income Portfolio               215,072   9.237220    1,987       1.42%        1.40%     (17.77%)
  Fidelity VIP Equity-Income Portfolio                     182,656   9.143059    1,670       1.80%        1.40%     (18.10%)
  Fidelity VIP Equity-Income Portfolio B                    87,920   9.102437      800       0.62%        1.40%     (18.31%)
  Fidelity VIP Equity-Income Portfolio B, Series I          21,614   9.079468      196       0.62%        1.55%     (18.43%)
  Fidelity VIP Equity-Income Portfolio B, Series K          72,975   9.064194      661       0.62%        1.65%     (18.51%)
  Fidelity VIP Equity-Income Portfolio B, Series N          94,827   9.041335      857       0.62%        1.80%     (18.63%)
  Fidelity High Income Portfolio B                          20,905   9.193222      192       2.84%        1.40%       1.86%
  Fidelity High Income Portfolio B, Series I                 2,833   9.170045       26       2.84%        1.55%       1.71%
  Fidelity High Income Portfolio B, Series K                   455   9.154638        4       2.84%        1.65%       1.61%
  Fidelity High Income Portfolio B, Series N                 7,925   9.131561       72       2.84%        1.80%       1.46%
  American Century VP Income & Growth Fund               4,961,355   6.538203   32,438       0.85%        1.40%     (20.49%)
  American Century VP Income & Growth Fund, Series I       619,900   6.521269    4,043       0.85%        1.55%     (20.61%)
  American Century VP Income & Growth Fund, Series K     1,145,682   6.510021    7,458       0.85%        1.65%     (20.69%)
  American Century VP Income & Growth Fund, Series N       971,698   6.493162    6,309       0.85%        1.80%     (20.81%)
  American Century VP International Fund                    85,518   5.643647      483       0.73%        1.40%     (21.48%)
  American Century VP International Fund, Series I              12   5.629027        -       0.73%        1.55%     (21.60%)
  American Century VP International Fund, Series K           4,671   5.619310       26       0.73%        1.65%     (21.68%)
  American Century VP International Fund, Series N           5,886   5.604760       33       0.73%        1.80%     (21.79%)
  American Century VP Value Fund                           858,658  10.709523    9,196       0.89%        1.40%     (13.84%)
  American Century VP Value Fund, Series I                  69,630  10.681818      744       0.89%        1.55%     (13.97%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2002     For the Year ended December 31, 2002
                                                            ------------------------------- ------------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  American Century VP Value Fund, Series K                    244,273 $10.663385  $ 2,605       0.89%        1.65%    (14.05%)
  American Century VP Value Fund, Series N                    190,302  10.635782    2,024       0.89%        1.80%    (14.18%)
  New England Davis Venture Value E                           735,007   8.357717    6,143       0.53%        1.40%    (17.71%)
  New England Davis Venture Value E, Series A                 132,667   8.388549    1,113       0.53%        0.85%    (17.26%)
  New England Davis Venture Value E, Series E                  12,477   8.380126      105       0.53%        1.00%    (17.38%)
  New England Davis Venture Value E, Series F                   7,534   8.374517       63       0.53%        1.10%    (17.46%)
  New England Davis Venture Value E, Series G                   6,309   8.366107       53       0.53%        1.25%    (17.59%)
  New England Davis Venture Value E, Series I                  86,928   8.335400      725       0.53%        1.55%    (17.84%)
  New England Davis Venture Value E, Series K               1,455,072   8.320551   12,107       0.53%        1.65%    (17.92%)
  New England Davis Venture Value E, Series L                 587,631   8.315670    4,887       0.53%        1.70%    (17.96%)
  New England Davis Venture Value E, Series N                 202,644   8.298345    1,682       0.53%        1.80%    (18.04%)
  New England Davis Venture Value E, Series O                 378,816   8.294725    3,142       0.53%        1.85%    (18.08%)
  New England Davis Venture Value E, Series P                 298,087   8.283563    2,469       0.53%        1.90%    (18.12%)
  New England Davis Venture Value E, Series Q                 118,527   8.280794      981       0.53%        1.95%    (18.16%)
  New England Davis Venture Value E, Series R                  66,241   8.286912      549       0.53%        2.00%    (18.20%)
  New England Davis Venture Value E, Series S                 236,335   8.261442    1,952       0.53%        2.05%    (18.25%)
  New England Davis Venture Value E, Series T                 128,378   8.259938    1,060       0.53%        2.10%    (18.29%)
  New England Davis Venture Value E, Series U                  18,368   8.257592      152       0.53%        2.25%    (18.41%)
  New England Harris Oakmark Focused Value B                  250,885  10.713489    2,688       0.10%        1.40%    (10.33%)
  New England Harris Oakmark Focused Value B, Series I         42,894  10.684902      458       0.10%        1.55%    (10.47%)
  New England Harris Oakmark Focused Value B, Series K        684,031  10.665887    7,296       0.10%        1.65%    (10.56%)
  New England Harris Oakmark Focused Value B, Series L        349,367  10.659633    3,724       0.10%        1.70%    (10.60%)
  New England Harris Oakmark Focused Value B, Series N        108,948  10.637413    1,159       0.10%        1.80%    (10.69%)
  New England Harris Oakmark Focused Value B, Series O        229,254  10.632791    2,438       0.10%        1.85%    (10.73%)
  New England Harris Oakmark Focused Value B, Series P        203,954  10.618492    2,166       0.10%        1.90%    (10.78%)
  New England Harris Oakmark Focused Value B, Series Q         62,635  10.614947      665       0.10%        1.95%    (10.82%)
  New England Harris Oakmark Focused Value B, Series R         59,885  10.622765      636       0.10%        2.00%    (10.87%)
  New England Harris Oakmark Focused Value B, Series S        162,683  10.590154    1,723       0.10%        2.05%    (10.91%)
  New England Harris Oakmark Focused Value B, Series T         56,700  10.588230      600       0.10%        2.10%    (10.96%)
  New England Harris Oakmark Focused Value B, Series U          7,628  10.585189       81       0.10%        2.25%    (11.09%)
  New England Zenith Jennison Growth Portfolio B              206,626   7.628086    1,576       0.00%        1.40%    (23.72%)
  New England Zenith Jennison Growth Portfolio B, Series I     34,476   7.620419      263       0.00%        1.55%    (23.80%)
  New England Zenith Jennison Growth Portfolio B, Series K    525,650   7.615315    4,003       0.00%        1.65%    (23.85%)
  New England Zenith Jennison Growth Portfolio B, Series L    302,856   7.612760    2,306       0.00%        1.70%    (23.87%)
  New England Zenith Jennison Growth Portfolio B, Series N    116,798   7.607663      889       0.00%        1.80%    (23.92%)
  New England Zenith Jennison Growth Portfolio B, Series O    241,184   7.605115    1,834       0.00%        1.85%    (23.95%)
  New England Zenith Jennison Growth Portfolio B, Series P     81,514   7.602564      620       0.00%        1.90%    (23.97%)
  New England Zenith Jennison Growth Portfolio B, Series Q     37,874   7.600018      288       0.00%        1.95%    (24.00%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2002    For the Year ended December 31, 2002
                                                             ----------------------------- -----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                              Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Jennison Growth Portfolio B, Series R    44,025 $7.597472    $  334       0.00%        2.00%    (24.03%)
  New England Zenith Jennison Growth Portfolio B, Series S   121,880  7.594921       926       0.00%        2.05%    (24.05%)
  New England Zenith Jennison Growth Portfolio B, Series T    64,509  7.592378       490       0.00%        2.10%    (24.08%)
  New England Zenith Jennison Growth Portfolio B, Series U    10,801  7.584747        82       0.00%        2.25%    (24.15%)
  New England Zenith MFS Investors Trust B                   908,439  8.286021     7,527       0.00%        1.40%    (21.44%)*
  New England Zenith MFS Investors Trust B, Series A          19,299  8.316609       161       0.00%        0.85%    (21.00%)*
  New England Zenith MFS Investors Trust B, Series E              10  8.308253         -       0.00%        1.00%    (21.12%)*
  New England Zenith MFS Investors Trust B, Series F             473  8.302694         4       0.00%        1.10%    (21.20%)*
  New England Zenith MFS Investors Trust B, Series G              10  8.294351         -       0.00%        1.25%    (21.32%)*
  New England Zenith MFS Investors Trust B, Series I         162,696  8.277696     1,347       0.00%        1.55%    (21.56%)*
  New England Zenith MFS Investors Trust B, Series K         154,240  8.272157     1,276       0.00%        1.65%    (21.63%)*
  New England Zenith MFS Investors Trust B, Series N         131,697  8.263852     1,088       0.00%        1.80%    (21.75%)*
  New England Zenith MFS Total Return B                      503,351  9.123353     4,592       0.00%        1.40%     (6.83%)*
  New England Zenith MFS Total Return B, Series A            150,434  9.157000     1,378       0.00%        0.85%     (6.31%)*
  New England Zenith MFS Total Return B, Series E             22,039  9.147806       202       0.00%        1.00%     (6.45%)*
  New England Zenith MFS Total Return B, Series F              3,080  9.141689        28       0.00%        1.10%     (6.55%)*
  New England Zenith MFS Total Return B, Series G              2,730  9.132516        25       0.00%        1.25%     (6.69%)*
  New England Zenith MFS Total Return B, Series I             13,180  9.114200       120       0.00%        1.55%     (6.97%)*
  New England Zenith MFS Total Return B, Series K             21,255  9.108103       194       0.00%        1.65%     (7.06%)*
  New England Zenith MFS Total Return B, Series N             13,990  9.098968       127       0.00%        1.80%     (7.20%)
  New England Zenith Capital Guardian US Equity B            798,168  7.816345     6,239       0.00%        1.40%    (21.84%)
  New England Zenith Capital Guardian US Equity B, Series A  131,607  7.845203     1,032       0.00%        0.85%    (21.55%)
  New England Zenith Capital Guardian US Equity B, Series E   10,028  7.837319        79       0.00%        1.00%    (21.63%)
  New England Zenith Capital Guardian US Equity B, Series F    3,566  7.832076        28       0.00%        1.10%    (21.68%)
  New England Zenith Capital Guardian US Equity B, Series G   13,941  7.824205       109       0.00%        1.25%    (21.76%)
  New England Zenith Capital Guardian US Equity B, Series I   21,107  7.808491       165       0.00%        1.55%    (21.92%)
  New England Zenith Capital Guardian US Equity B, Series K  123,611  7.803262       965       0.00%        1.65%    (21.97%)
  New England Zenith Capital Guardian US Equity B, Series N   15,930  7.795430       124       0.00%        1.80%    (22.05%)
  Dreyfus Stock Index Fund                                   125,499  6.120638       768       1.22%        1.40%    (23.44%)
  Dreyfus Stock Index Fund B                                 174,269  6.085947     1,061       1.41%        1.40%    (23.63%)
  Dreyfus Stock Index Fund B, Series I                        10,577  6.070194        64       1.41%        1.55%    (23.74%)
  Dreyfus Stock Index Fund B, Series K                        49,141  6.059699       298       1.41%        1.65%    (23.82%)
  Dreyfus Stock Index Fund B, Series N                        99,595  6.044010       602       1.41%        1.80%    (23.93%)
  Dreyfus VIF Disciplined Stock Portfolio                     22,319  6.014910       134       0.53%        1.40%    (23.69%)
  Dreyfus VIF Disciplined Stock Portfolio B                   19,710  5.996300       118       0.66%        1.40%    (23.80%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series I            859  5.980777         5       0.66%        1.55%    (23.91%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series K         19,066  5.970450       114       0.66%        1.65%    (23.99%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series N          4,959  5.954985        30       0.66%        1.80%    (24.10%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2002     For the Year ended December 31, 2002
                                                          ------------------------------- -----------------------------------
                                                                       Unit    Net Assets  Investment     Expense     Total
                                                            Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Dreyfus VIF Capital Appreciation Portfolio                678,208 $ 7.273262  $ 4,933       0.99%        1.40%     (17.87%)
  Dreyfus VIF Capital Appreciation Portfolio B              958,736   7.238554    6,940       1.43%        1.40%     (18.05%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series I    191,203   7.219814    1,380       1.43%        1.55%     (18.17%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series K    502,247   7.207355    3,620       1.43%        1.65%     (18.25%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series N    308,529   7.188696    2,218       1.43%        1.80%     (18.38%)
  INVESCO VIF Dynamics Fund                               2,581,895   4.836232   12,487       0.00%        1.40%     (32.85%)
  INVESCO VIF Dynamics Fund, Series I                       305,910   4.823712    1,476       0.00%        1.55%     (32.95%)
  INVESCO VIF Dynamics Fund, Series K                       645,869   4.815363    3,110       0.00%        1.65%     (33.02%)
  INVESCO VIF Dynamics Fund, Series N                       464,041   4.802890    2,229       0.00%        1.80%     (33.12%)
  INVESCO VIF High Yield Fund                               322,401   7.198007    2,321       9.37%        1.40%      (2.67%)
  INVESCO VIF High Yield Fund, Series I                      26,466   7.179396      190       9.37%        1.55%      (2.81%)
  INVESCO VIF High Yield Fund, Series K                      83,646   7.167015      599       9.37%        1.65%      (2.91%)
  INVESCO VIF High Yield Fund, Series N                      30,392   7.148465      217       9.37%        1.80%      (3.06%)
  PIMCO High Yield Portfolio                                 78,750   9.698219      764       8.03%        1.40%      (2.56%)
  PIMCO High Yield Portfolio, Series I                        3,932   9.673140       38       8.03%        1.55%      (2.71%)
  PIMCO High Yield Portfolio, Series K                       13,668   9.656462      132       8.03%        1.65%      (2.81%)
  PIMCO High Yield Portfolio, Series N                        7,617   9.631487       73       8.03%        1.80%      (2.95%)
  PIMCO Low Duration Portfolio                              614,706  11.980090    7,364       3.31%        1.40%       5.57%
  PIMCO Low Duration Portfolio, Series I                     65,726  11.949116      785       3.31%        1.55%       5.41%
  PIMCO Low Duration Portfolio, Series K                    100,631  11.928507    1,200       3.31%        1.65%       5.31%
  PIMCO Low Duration Portfolio, Series N                     67,521  11.897675      803       3.31%        1.80%       5.15%
  PIMCO StocksPLUS Growth & Income Portfolio                 71,447   6.379619      456       3.10%        1.40%     (21.33%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series I        1,234   6.363091        8       3.10%        1.55%     (21.45%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series K       56,978   6.352110      362       3.10%        1.65%     (21.53%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series N       12,948   6.335664       82       3.10%        1.80%     (21.65%)
  PIMCO Total Return Portfolio                            1,994,317  12.362084   24,654       4.14%        1.40%       7.57%
  PIMCO Total Return Portfolio, Series I                    237,372  12.330129    2,927       4.14%        1.55%       7.40%
  PIMCO Total Return Portfolio, Series K                    495,190  12.308845    6,095       4.14%        1.65%       7.30%
  PIMCO Total Return Portfolio, Series N                    247,364  12.277043    3,037       4.14%        1.80%       7.14%
  Scudder I International Portfolio                         456,139   4.926386    2,247       0.90%        1.40%     (19.50%)
  Scudder I International Portfolio B                       672,006   4.918752    3,305       0.48%        1.40%     (19.75%)
  Scudder I International Portfolio B, Series I             110,049   4.905998      540       0.48%        1.55%     (19.87%)
  Scudder I International Portfolio B, Series K             279,833   4.897527    1,370       0.48%        1.65%     (19.95%)
  Scudder I International Portfolio B, Series N             183,416   4.884831      896       0.48%        1.80%     (20.07%)
  First American FAIP Equity Income IA                    1,529,995  10.697356   16,367       2.00%        1.40%     (18.26%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                             As of December 31, 2002    For the Year ended December 31, 2002
                                                          ----------------------------- -----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                           Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ------- ---------- ---------- -------------   -------   ---------
Annuitization units:
  Met Investors Lord Abbett Growth and Income             156,338 $22.810286   $3,566       0.87%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth and Income, Series A     1,612   8.747536       14       0.87%        0.85%     (18.64%)
  Met Investors Lord Abbett Bond Debenture                 36,220  11.262583      408       8.90%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture, Series A        2,282   9.221785       21       8.90%        0.85%      (1.23%)
  Met Investors Lord Abbett Developing Growth               3,965   6.349065       25       0.00%        1.40%     (29.98%)
  Met Investors Lord Abbett Developing Growth, Series A     3,454   4.566340       16       0.00%        0.85%     (29.59%)
  Met Investors Lord Abbett Mid-Cap Value                  14,053  13.336511      187       0.47%        1.40%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value, Series A           468  13.825664        6       0.47%        0.85%     (10.08%)
  Met Investors JP Morgan Quality Bond                     35,529  11.800313      419       4.50%        1.40%       7.44%
  Met Investors JP Morgan Small Cap Stock                  12,001   9.105836      109       0.08%        1.40%     (22.15%)
  Met Investors JP Morgan Small Cap Stock, Series A         3,610   4.728203       17       0.08%        0.85%     (21.72%)
  Met Investors JP Morgan Enhanced Index                   39,773  10.406519      414       0.88%        1.40%     (26.00%)
  Met Investors JP Morgan Select Equity                    27,660   9.457799      262       0.58%        1.40%     (26.68%)
  Met Investors JP Morgan International Equity             13,527   7.114849       96       0.00%        1.40%     (17.52%)
  Met Investors JP Morgan International Equity, Series A      550   4.875139        3       0.00%        0.85%     (17.07%)
  Met Investors Lord Abbett Growth Opportunity                398   6.336437        3       0.00%        1.40%     (25.30%)
  GACC Money Market Fund                                   26,769  10.240674      274       3.37%        1.40%       0.23%
  Russell Multi-Style Fund                                 14,582   7.012990      102       0.60%        1.40%     (24.26%)
  Russell Aggressive Equity Fund                            5,494   6.765468       37       0.00%        1.40%     (20.18%)
  Russell Non-US Fund                                       1,424   6.858631       10       1.51%        1.40%     (16.33%)
  Russell Core Bond Fund                                   18,780  11.038312      207       2.92%        1.40%       7.33%
  Russell Real Estate Fund                                    331  11.557524        4       5.15%        1.40%       2.36%
  AIM Premier Equity Fund                                  11,402   7.208816       82       0.31%        1.40%     (31.23%)
  AIM Premier Equity Fund, Series A                         5,684   4.571469       26       0.31%        0.85%     (30.85%)
  AIM Capital Appreciation Fund                             5,408   7.194755       39       0.00%        1.40%     (25.41%)
  AIM Capital Appreciation Fund, Series A                   6,100   4.107445       25       0.00%        0.85%     (25.00%)
  AIM International Growth Fund                             4,449   6.851765       30       0.55%        1.40%     (16.85%)
  AIM International Growth Fund, Series A                   6,171   4.616798       28       0.55%        0.85%     (16.39%)
  Alliance Premier Growth Portfolio                         6,269   7.543895       47       0.00%        1.40%     (31.61%)
  AllianceBernstein Real Estate Investment Portfolio        2,081   8.902288       19       2.53%        1.40%       1.18%
  Goldman Sachs Growth and Income Fund                     11,142   6.543322       73       1.37%        1.40%     (12.57%)
  Goldman Sachs International Equity Fund                   1,222   6.781323        8       0.99%        1.40%     (19.47%)
  MFS Research Series                                       2,532   6.962797       18       0.28%        1.40%     (25.59%)
  MFS Investors Trust Series                               16,699   6.963752      116       0.56%        1.40%     (22.06%)
  MFS Emerging Growth Series                                1,598   6.754413       11       0.00%        1.40%     (34.68%)
  MFS High Income Series                                    1,007   8.350117        8       6.88%        1.40%       1.14%
  MFS Strategic Income Series                                 118  10.105710        1       1.54%        1.40%       6.90%
  MFS New Discovery Series                                  4,599   5.067652       23       0.00%        1.40%     (32.58%)
  Oppenheimer Main Street Growth & Income Fund              1,088   6.820707        7       0.80%        1.40%     (19.93%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2002    For the Year ended December 31, 2002
                                                  ---------------------------- -----------------------------------
                                                            Unit    Net Assets  Investment     Expense     Total
                                                  Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                  ------ ---------- ---------- -------------   -------   ---------
Annuitization units, continued:
  Oppenheimer Strategic Bond Fund                  2,346 $ 9.841884    $ 23        8.40%        1.40%       5.95%
  Putnam VT Growth and Income Fund                16,527   7.768649     128        1.81%        1.40%     (19.92%)
  Putnam VT New Value Fund                         2,394   9.200037      22        1.05%        1.40%     (16.62%)
  Putnam VT Vista Fund                             2,296   6.542174      15        0.00%        1.40%     (31.35%)
  Putnam VT International Growth Fund              2,009   9.089093      18        1.05%        1.40%     (18.67%)
  Putnam VT International New Opportunities Fund   1,971   7.173557      14        0.97%        1.40%     (14.67%)
  Templeton Growth Securities Fund                 1,292   9.307185      12        2.56%        1.40%     (19.46%)
  Templeton Foreign Securities Fund                  825   6.259539       5        1.80%        1.40%     (19.54%)
  Templeton Developing Growth Securities Fund      2,483   6.004271      15        1.67%        1.40%      (1.35%)
  Templeton Mutual Shares Securities Fund          4,011   9.308506      37        1.10%        1.40%     (12.79%)
  Franklin Large Cap Growth Securities Fund        2,547   9.038422      23        0.84%        1.40%     (24.01%)
  American Century VP Income & Growth Fund         4,356   5.962427      26        0.85%        1.40%     (20.49%)
  American Century VP Value Fund                   1,395   9.766404      14        0.89%        1.40%     (13.84%)
  Dreyfus VIF Capital Appreciation Portfolio       4,539   6.632769      30        0.99%        1.40%     (17.87%)
  INVESCO VIF Dynamics Fund                        1,747   4.410336       8        0.00%        1.40%     (32.85%)
  INVESCO VIF High Yield Fund                        986   6.564129       6        9.37%        1.40%      (2.67%)
  PIMCO Low Duration Portfolio                       276  10.925101       3        3.31%        1.40%       5.57%
  PIMCO StocksPLUS Growth & Income Portfolio       1,680   5.817810      10        3.10%        1.40%     (21.33%)
  PIMCO Total Return Portfolio                     2,099  11.273459      24        4.14%        1.40%       7.57%
  Scudder I International Portfolio                1,370   4.492561       6        0.90%        1.40%     (19.50%)
  First American FAIP Equity Income IA             4,367  10.371401      45        2.00%        1.40%     (18.26%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001      For the Year ended December 31, 2001
                                                           -------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                             Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                           ---------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income              19,559,547 $41.475565  $811,243      0.92%        1.40%     (7.04%)
  Met Investors Lord Abbett Growth and Income, Series A       361,452  11.692319     4,226      0.92%        0.85%     (6.46%)
  Met Investors Lord Abbett Growth and Income B               684,911  41.392944    28,350      0.20%        1.40%     (7.30%)
  Met Investors Lord Abbett Growth and Income B, Series A     166,616  41.537310     6,921      0.20%        0.85%     (6.79%)
  Met Investors Lord Abbett Growth and Income B, Series E      21,474  41.497891       891      0.20%        1.00%     (6.93%)
  Met Investors Lord Abbett Growth and Income B, Series F      64,837  41.471623     2,689      0.20%        1.10%     (7.02%)
  Met Investors Lord Abbett Growth and Income B, Series G      13,198  41.432262       547      0.20%        1.25%     (7.16%)
  Met Investors Lord Abbett Growth and Income B, Series I      54,493  41.344503     2,253      0.20%        1.55%     (7.44%)
  Met Investors Lord Abbett Growth and Income B, Series K     333,795  41.312239    13,790      0.20%        1.65%     (7.54%)
  Met Investors Lord Abbett Growth and Income B, Series L       5,118  41.307768       211      0.20%        1.70%     (7.58%)
  Met Investors Lord Abbett Growth and Income B, Series N      62,136  41.263886     2,564      0.20%        1.80%     (7.67%)
  Met Investors Lord Abbett Growth and Income B, Series O       4,186  41.265681       173      0.20%        1.85%     (7.72%)
  Met Investors Lord Abbett Growth and Income B, Series P      30,485  41.231685     1,257      0.20%        1.90%     (7.77%)
  Met Investors Lord Abbett Growth and Income B, Series Q       3,602  41.237641       148      0.20%        1.95%     (7.81%)
  Met Investors Lord Abbett Growth and Income B, Series R          40  41.289644         2      0.20%        2.00%     (7.86%)
  Met Investors Lord Abbett Growth and Income B, Series S       9,334  41.183429       384      0.20%        2.05%     (7.91%)
  Met Investors Lord Abbett Growth and Income B, Series T         189  41.195623         8      0.20%        2.10%     (7.95%)
  Met Investors Lord Abbett Growth and Income B, Series U           2  41.246677         -      0.20%        2.25%     (8.09%)
  Met Investors Lord Abbett Bond Debenture                  9,956,210  14.003448   139,421      8.06%        1.40%      2.34%
  Met Investors Lord Abbett Bond Debenture, Series A          128,798  10.153395     1,308      8.06%        0.85%      2.96%
  Met Investors Lord Abbett Bond Debenture B                  427,018  13.978494     5,969      1.56%        1.40%      2.04%
  Met Investors Lord Abbett Bond Debenture B, Series A        133,581  14.027227     1,874      1.56%        0.85%      2.61%
  Met Investors Lord Abbett Bond Debenture B, Series E         13,775  14.013910       193      1.56%        1.00%      2.45%
  Met Investors Lord Abbett Bond Debenture B, Series F         51,151  14.005054       716      1.56%        1.10%      2.35%
  Met Investors Lord Abbett Bond Debenture B, Series G         18,048  13.991767       253      1.56%        1.25%      2.20%
  Met Investors Lord Abbett Bond Debenture B, Series I         60,579  13.962133       846      1.56%        1.55%      1.89%
  Met Investors Lord Abbett Bond Debenture B, Series K        211,868  13.951241     2,956      1.56%        1.65%      1.78%
  Met Investors Lord Abbett Bond Debenture B, Series L          3,639  13.949937        51      1.56%        1.70%      1.73%
  Met Investors Lord Abbett Bond Debenture B, Series N         41,643  13.934910       580      1.56%        1.80%      1.63%
  Met Investors Lord Abbett Bond Debenture B, Series O          1,157  13.935729        16      1.56%        1.85%      1.58%
  Met Investors Lord Abbett Bond Debenture B, Series P         23,514  13.924032       328      1.56%        1.90%      1.53%
  Met Investors Lord Abbett Bond Debenture B, Series Q          1,310  13.926270        18      1.56%        1.95%      1.48%
  Met Investors Lord Abbett Bond Debenture B, Series R              7  13.943623         -      1.56%        2.00%      1.43%
  Met Investors Lord Abbett Bond Debenture B, Series S          2,589  13.907731        36      1.56%        2.05%      1.38%
  Met Investors Lord Abbett Bond Debenture B, Series T            233  13.912076         3      1.56%        2.10%      1.32%
  Met Investors Lord Abbett Bond Debenture B, Series U              7  13.929118         -      1.56%        2.25%      1.17%
  Met Investors Lord Abbett Developing Growth               3,002,758  10.627208    31,911      0.00%        1.40%     (8.14%)
  Met Investors Lord Abbett Developing Growth, Series A        99,834   7.052496       704      0.00%        0.85%     (7.59%)
  Met Investors Lord Abbett Developing Growth B               100,478  10.607266     1,066      0.00%        1.40%     (8.38%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2001     For the Year ended December 31, 2001
                                                            ------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Developing Growth B, Series A      34,978 $10.644275  $   372       0.00%        0.85%     (7.87%)
  Met Investors Lord Abbett Developing Growth B, Series E       3,637  10.634179       39       0.00%        1.00%     (8.01%)
  Met Investors Lord Abbett Developing Growth B, Series F      12,625  10.627445      134       0.00%        1.10%     (8.10%)
  Met Investors Lord Abbett Developing Growth B, Series G       7,799  10.617352       83       0.00%        1.25%     (8.24%)
  Met Investors Lord Abbett Developing Growth B, Series I       7,427  10.595365       79       0.00%        1.55%     (8.51%)
  Met Investors Lord Abbett Developing Growth B, Series K      51,773  10.587451      548       0.00%        1.65%     (8.61%)
  Met Investors Lord Abbett Developing Growth B, Series N       8,721  10.575580       92       0.00%        1.80%     (8.74%)
  Met Investors Lord Abbett Growth Opportunity                 85,456   8.830081      755       0.00%        1.40%     (8.40%)
  Met Investors Lord Abbett Growth Opportunity, Series A          283   8.862635        2       0.00%        0.85%     (8.07%)
  Met Investors Lord Abbett Growth Opportunity Class B        259,338   8.819461    2,287       0.00%        1.40%      5.32%
  Met Investors Lord Abbett Growth Opportunity B, Series A    144,875   8.850233    1,282       0.00%        0.85%      5.78%
  Met Investors Lord Abbett Growth Opportunity B, Series E     14,015   8.841840      124       0.00%        1.00%      5.65%
  Met Investors Lord Abbett Growth Opportunity B, Series F     33,722   8.836233      298       0.00%        1.10%      5.57%
  Met Investors Lord Abbett Growth Opportunity B, Series G      9,371   8.827844       83       0.00%        1.25%      5.45%
  Met Investors Lord Abbett Growth Opportunity B, Series I     32,737   8.809572      288       0.00%        1.55%      5.20%
  Met Investors Lord Abbett Growth Opportunity B, Series K    103,222   8.802984      909       0.00%        1.65%      5.12%
  Met Investors Lord Abbett Growth Opportunity B, Series N     18,663   8.793111      164       0.00%        1.80%      4.99%
  Met Investors Lord Abbett Mid-Cap Value                   3,942,783  17.478808   68,915       0.47%        1.40%      6.58%
  Met Investors Lord Abbett Mid-Cap Value, Series A            55,450  16.719483      927       0.47%        0.85%      7.19%
  Met Investors Lord Abbett Mid-Cap Value B                   428,822  17.457790    7,486       0.11%        1.40%      6.40%
  Met Investors Lord Abbett Mid-Cap Value B, Series A         137,566  17.518635    2,410       0.11%        0.85%      6.99%
  Met Investors Lord Abbett Mid-Cap Value B, Series E          21,276  17.502028      372       0.11%        1.00%      6.83%
  Met Investors Lord Abbett Mid-Cap Value B, Series F          41,241  17.490951      721       0.11%        1.10%      6.72%
  Met Investors Lord Abbett Mid-Cap Value B, Series G           8,876  17.474365      155       0.11%        1.25%      6.56%
  Met Investors Lord Abbett Mid-Cap Value B, Series I          34,239  17.438226      597       0.11%        1.55%      6.24%
  Met Investors Lord Abbett Mid-Cap Value B, Series K         180,686  17.425201    3,149       0.11%        1.65%      6.14%
  Met Investors Lord Abbett Mid-Cap Value B, Series N          44,734  17.405673      779       0.11%        1.80%      5.98%
  Met Investors Large Cap Research                                  -          -        -       0.61%        1.40%     (0.96%)
  Met Investors Large Cap Research, Series A                        -          -        -       0.61%        0.85%     (0.77%)
  Met Investors JP Morgan Quality Bond                      6,629,998  13.413836   88,934       4.73%        1.40%      5.56%
  Met Investors JP Morgan Quality Bond, Series A               18,419  11.681805      215       4.73%        0.85%      6.40%
  Met Investors JP Morgan Quality Bond B                      227,671  13.402074    3,051       4.73%        1.40%      5.35%
  Met Investors JP Morgan Quality Bond B, Series A             15,456  13.448794      208       4.73%        0.85%      5.93%
  Met Investors JP Morgan Quality Bond B, Series E              3,765  13.436036       50       4.73%        1.00%      5.77%
  Met Investors JP Morgan Quality Bond B, Series F              3,550  13.427541       48       4.73%        1.10%      5.67%
  Met Investors JP Morgan Quality Bond B, Series G              3,784  13.414802       51       4.73%        1.25%      5.51%
  Met Investors JP Morgan Quality Bond B, Series I             41,433  13.387055      555       4.73%        1.55%      5.19%
  Met Investors JP Morgan Quality Bond B, Series K            145,492  13.377050    1,946       4.73%        1.65%      5.08%
  Met Investors JP Morgan Quality Bond B, Series N             59,524  13.362058      795       4.73%        1.80%      4.92%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2001      For the Year ended December 31, 2001
                                                            -------------------------------- -----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                              Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            ---------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan Small Cap Stock                    4,737,022 $14.284183  $ 67,665      0.17%        1.40%      (9.73%)
  Met Investors JP Morgan Small Cap Stock, Series A             33,675   6.567907       221      0.17%        0.85%      (9.22%)
  Met Investors JP Morgan Small Cap Stock B                     15,164  14.261437       216      0.00%        1.40%      (9.91%)
  Met Investors JP Morgan Small Cap Stock B, Series A           13,769  14.311208       197      0.00%        0.85%      (9.41%)
  Met Investors JP Morgan Small Cap Stock B, Series E            1,884  14.297617        27      0.00%        1.00%      (9.55%)
  Met Investors JP Morgan Small Cap Stock B, Series F            2,144  14.288562        31      0.00%        1.10%      (9.64%)
  Met Investors JP Morgan Small Cap Stock B, Series G              497  14.274997         7      0.00%        1.25%      (9.78%)
  Met Investors JP Morgan Small Cap Stock B, Series I            4,412  14.245441        63      0.00%        1.55%     (10.05%)
  Met Investors JP Morgan Small Cap Stock B, Series K           19,152  14.234792       273      0.00%        1.65%     (10.14%)
  Met Investors JP Morgan Small Cap Stock B, Series N            1,631  14.218826        23      0.00%        1.80%     (10.27%)
  Met Investors JP Morgan Enhanced Index                     9,568,070  17.175694   164,338      0.82%        1.40%     (12.65%)
  Met Investors JP Morgan Enhanced Index, Series A             178,469   8.268867     1,476      0.82%        0.85%     (12.15%)
  Met Investors JP Morgan Enhanced Index B                      82,635  17.140791     1,416      0.22%        1.40%     (12.88%)
  Met Investors JP Morgan Enhanced Index B, Series A            11,319  17.200595       195      0.22%        0.85%     (12.40%)
  Met Investors JP Morgan Enhanced Index B, Series E             4,685  17.184263        81      0.22%        1.00%     (12.53%)
  Met Investors JP Morgan Enhanced Index B, Series F            10,837  17.173380       186      0.22%        1.10%     (12.62%)
  Met Investors JP Morgan Enhanced Index B, Series G                 5  17.157081         -      0.22%        1.25%     (12.75%)
  Met Investors JP Morgan Enhanced Index B, Series I            17,315  17.121564       296      0.22%        1.55%     (13.02%)
  Met Investors JP Morgan Enhanced Index B, Series K            51,958  17.108764       889      0.22%        1.65%     (13.10%)
  Met Investors JP Morgan Enhanced Index B, Series N            11,508  17.089569       197      0.22%        1.80%     (13.23%)
  Met Investors JP Morgan Select Equity                     10,821,000  15.754440   170,479      0.48%        1.40%      (7.33%)
  Met Investors JP Morgan Select Equity, Series A               89,514   9.252285       828      0.48%        0.85%      (6.72%)
  Met Investors JP Morgan Select Equity B                      179,467  15.718285     2,821      0.15%        1.40%      (7.64%)
  Met Investors JP Morgan Select Equity B, Series A             31,247  15.773112       493      0.15%        0.85%      (7.13%)
  Met Investors JP Morgan Select Equity B, Series E              4,798  15.758140        76      0.15%        1.00%      (7.27%)
  Met Investors JP Morgan Select Equity B, Series F             11,205  15.748165       176      0.15%        1.10%      (7.36%)
  Met Investors JP Morgan Select Equity B, Series G              2,518  15.733217        39      0.15%        1.25%      (7.50%)
  Met Investors JP Morgan Select Equity B, Series I             15,191  15.700656       238      0.15%        1.55%      (7.78%)
  Met Investors JP Morgan Select Equity B, Series K             49,822  15.688912       782      0.15%        1.65%      (7.87%)
  Met Investors JP Morgan Select Equity B, Series N             11,092  15.671320       174      0.15%        1.80%      (8.01%)
  Met Investors JP Morgan International Equity               6,787,532  10.535673    71,511      1.31%        1.40%     (21.44%)
  Met Investors JP Morgan International Equity, Series A        71,697   6.392602       459      1.31%        0.85%     (20.98%)
  Met Investors JP Morgan International Equity B                55,985  10.512950       588      0.51%        1.40%     (21.68%)
  Met Investors JP Morgan International Equity B, Series A      10,835  10.549652       114      0.51%        0.85%     (21.25%)
  Met Investors JP Morgan International Equity B, Series E       2,061  10.539643        22      0.51%        1.00%     (21.37%)
  Met Investors JP Morgan International Equity B, Series F       5,340  10.532953        56      0.51%        1.10%     (21.45%)
  Met Investors JP Morgan International Equity B, Series G         730  10.522944         8      0.51%        1.25%     (21.56%)
  Met Investors JP Morgan International Equity B, Series I       3,171  10.501147        33      0.51%        1.55%     (21.80%)
  Met Investors JP Morgan International Equity B, Series K      13,208  10.493282       139      0.51%        1.65%     (21.88%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2001    For the Year ended December 31, 2001
                                                              ----------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan International Equity B, Series N      2,926 $10.481506   $   31       0.51%        1.80%     (22.00%)
  Met Investors Balanced Portfolio                                  -          -        -       2.11%        1.40%      (8.00%)
  Met Investors Equity Income Portfolio                             -          -        -       1.00%        1.40%      (7.79%)
  Met Investors Growth and Income Equity Portfolio                  -          -        -       0.45%        1.40%     (22.89%)
  Met Investors Met Putnam Research B                             474   8.065922        4       0.57%        1.40%      (3.35%)
  Met Investors Met Putnam Research B, Series I                    12   8.056476        -       0.57%        1.55%      (3.46%)
  Met Investors Met Putnam Research B, Series K                45,233   8.050186      364       0.57%        1.65%      (3.54%)
  Met Investors Met Putnam Research B, Series L                18,711   8.049480      151       0.57%        1.70%      (3.57%)
  Met Investors Met Putnam Research B, Series N                 3,993   8.040755       32       0.57%        1.80%      (3.65%)
  Met Investors Met Putnam Research B, Series O                 5,660   8.041271       45       0.57%        1.85%      (3.69%)
  Met Investors Met Putnam Research B, Series P                38,365   8.034479      308       0.57%        1.90%      (3.72%)
  Met Investors Met Putnam Research B, Series Q                10,046   8.035812       81       0.57%        1.95%      (3.76%)
  Met Investors Met Putnam Research B, Series R                    11   8.045779        -       0.57%        2.00%      (3.80%)
  Met Investors Met Putnam Research B, Series S                 5,702   8.025064       46       0.57%        2.05%      (3.84%)
  Met Investors Met Putnam Research B, Series T                 1,845   8.027613       15       0.57%        2.10%      (3.88%)
  Met Investors Met Putnam Research B, Series U                    11   8.037404        -       0.57%        2.25%      (3.99%)
  Met Investors Oppenheimer Capital Appreciation B              5,397   8.466912       46       0.13%        1.40%      (2.85%)
  Met Investors Oppenheimer Capital Appreciation B, Series I    3,011   8.456989       25       0.13%        1.55%      (2.96%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  135,716   8.450379    1,147       0.13%        1.65%      (3.04%)
  Met Investors Oppenheimer Capital Appreciation B, Series L   17,573   8.449647      148       0.13%        1.70%      (3.07%)
  Met Investors Oppenheimer Capital Appreciation B, Series N   10,883   8.440489       92       0.13%        1.80%      (3.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series O    8,309   8.441032       70       0.13%        1.85%      (3.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series P   62,431   8.433892      527       0.13%        1.90%      (3.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q   13,257   8.435299      112       0.13%        1.95%      (3.26%)
  Met Investors Oppenheimer Capital Appreciation B, Series R      133   8.445763        1       0.13%        2.00%      (3.29%)
  Met Investors Oppenheimer Capital Appreciation B, Series S   29,578   8.424014      249       0.13%        2.05%      (3.34%)
  Met Investors Oppenheimer Capital Appreciation B, Series T    1,927   8.426695       16       0.13%        2.10%      (3.38%)
  Met Investors Oppenheimer Capital Appreciation B, Series U       11   8.436969        -       0.13%        2.25%      (3.49%)
  Met Investors PIMCO Money Market B                          279,466  10.154282    2,838       1.27%        1.40%       1.22%
  Met Investors PIMCO Money Market B, Series A                  5,443  10.189798       56       1.27%        0.85%       1.66%
  Met Investors PIMCO Money Market B, Series E                 14,672  10.180132      149       1.27%        1.00%       1.54%
  Met Investors PIMCO Money Market B, Series F                     10  10.173687        -       1.27%        1.10%       1.46%
  Met Investors PIMCO Money Market B, Series G                     10  10.164030        -       1.27%        1.25%       1.34%
  Met Investors PIMCO Money Market B, Series I                 28,734  10.142360      291       1.27%        1.55%       1.10%
  Met Investors PIMCO Money Market B, Series K                 77,162  10.134443      782       1.27%        1.65%       1.02%
  Met Investors PIMCO Money Market B, Series L                  9,088  10.133571       92       1.27%        1.70%       0.99%
  Met Investors PIMCO Money Market B, Series N                 10,517  10.122589      106       1.27%        1.80%       0.91%
  Met Investors PIMCO Money Market B, Series O                  1,000  10.123246       10       1.27%        1.85%       0.87%
  Met Investors PIMCO Money Market B, Series P                 40,482  10.114681      410       1.27%        1.90%       0.83%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2001    For the Year ended December 31, 2001
                                                     ---------------------------- -----------------------------------
                                                               Unit    Net Assets  Investment     Expense     Total
                                                     Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                     ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market B, Series Q          262 $10.116375    $  3        1.27%        1.95%       0.79%
  Met Investors PIMCO Money Market B, Series R           10  10.128944       -        1.27%        2.00%       0.99%
  Met Investors PIMCO Money Market B, Series S          306  10.102844       3        1.27%        2.05%       0.71%
  Met Investors PIMCO Money Market B, Series T           10  10.106064       -        1.27%        2.10%       0.67%
  Met Investors PIMCO Money Market B, Series U           10  10.118399       -        1.27%        2.25%       0.81%
  Met Investors Janus Aggressive Growth B                10   7.308054       -        0.00%        1.40%      (9.91%)
  Met Investors Janus Aggressive Growth B, Series I      13   7.299489       -        0.00%        1.55%     (10.02%)
  Met Investors Janus Aggressive Growth B, Series K  68,578   7.293775     500        0.00%        1.65%     (10.09%)
  Met Investors Janus Aggressive Growth B, Series L   1,695   7.293152      12        0.00%        1.70%     (10.12%)
  Met Investors Janus Aggressive Growth B, Series N   5,331   7.285235      39        0.00%        1.80%     (10.20%)
  Met Investors Janus Aggressive Growth B, Series O   4,989   7.285714      36        0.00%        1.85%     (10.23%)
  Met Investors Janus Aggressive Growth B, Series P  65,463   7.279536     477        0.00%        1.90%     (10.27%)
  Met Investors Janus Aggressive Growth B, Series Q     720   7.280760       5        0.00%        1.95%     (10.30%)
  Met Investors Janus Aggressive Growth B, Series R     155   7.289812       1        0.00%        2.00%     (10.34%)
  Met Investors Janus Aggressive Growth B, Series S  16,318   7.271012     119        0.00%        2.05%     (10.37%)
  Met Investors Janus Aggressive Growth B, Series T     917   7.273333       7        0.00%        2.10%     (10.41%)
  Met Investors Janus Aggressive Growth B, Series U      13   7.282231       -        0.00%        2.25%     (10.51%)
  Met Investors PIMCO Total Return Bond B             4,044  10.536235      43        3.25%        1.40%       3.87%
  Met Investors PIMCO Total Return Bond B, Series I  10,106  10.523893     106        3.25%        1.55%       3.75%
  Met Investors PIMCO Total Return Bond B, Series K  72,154  10.515687     759        3.25%        1.65%       3.67%
  Met Investors PIMCO Total Return Bond B, Series L  11,307  10.514782     119        3.25%        1.70%       3.63%
  Met Investors PIMCO Total Return Bond B, Series N   7,940  10.503380      83        3.25%        1.80%       3.54%
  Met Investors PIMCO Total Return Bond B, Series O   5,915  10.504077      62        3.25%        1.85%       3.50%
  Met Investors PIMCO Total Return Bond B, Series P  84,051  10.495175     882        3.25%        1.90%       3.46%
  Met Investors PIMCO Total Return Bond B, Series Q  13,201  10.496941     139        3.25%        1.95%       3.42%
  Met Investors PIMCO Total Return Bond B, Series R      10  10.509943       -        3.25%        2.00%       3.38%
  Met Investors PIMCO Total Return Bond B, Series S   9,214  10.482897      97        3.25%        2.05%       3.34%
  Met Investors PIMCO Total Return Bond B, Series T     903  10.486253       9        3.25%        2.10%       3.30%
  Met Investors PIMCO Total Return Bond B, Series U      10  10.499015       -        3.25%        2.25%       3.18%
  Met Investors PIMCO Innovation B                    1,207   6.093409       7        0.00%        1.40%     (16.44%)
  Met Investors PIMCO Innovation B, Series I             15   6.086250       -        0.00%        1.55%     (16.54%)
  Met Investors PIMCO Innovation B, Series K         63,122   6.081488     384        0.00%        1.65%     (16.60%)
  Met Investors PIMCO Innovation B, Series L          1,552   6.080967      10        0.00%        1.70%     (16.64%)
  Met Investors PIMCO Innovation B, Series N          1,857   6.074341      11        0.00%        1.80%     (16.70%)
  Met Investors PIMCO Innovation B, Series O          2,199   6.074755      13        0.00%        1.85%     (16.74%)
  Met Investors PIMCO Innovation B, Series P         29,611   6.069589     180        0.00%        1.90%     (16.77%)
  Met Investors PIMCO Innovation B, Series Q          3,931   6.070623      24        0.00%        1.95%     (16.80%)
  Met Investors PIMCO Innovation B, Series R             14   6.078185       -        0.00%        2.00%     (16.83%)
  Met Investors PIMCO Innovation B, Series S          7,708   6.062465      47        0.00%        2.05%     (16.87%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2001
                                                                   -----------------------------
                                                                              Unit    Net Assets
                                                                    Units  Fair Value   (000)
                                                                   ------- ---------- ----------
Accumulation units, continued:
  Met Investors PIMCO Innovation B, Series T                            13 $ 6.064428    $  -
  Met Investors PIMCO Innovation B, Series U                            14   6.071856       -
  Met Investors MFS Mid Cap Growth B                                 2,342   8.236645      19
  Met Investors MFS Mid Cap Growth B, Series I                          13   8.226988       -
  Met Investors MFS Mid Cap Growth B, Series K                     107,325   8.220557     882
  Met Investors MFS Mid Cap Growth B, Series L                      12,893   8.219849     106
  Met Investors MFS Mid Cap Growth B, Series N                       6,368   8.210931      52
  Met Investors MFS Mid Cap Growth B, Series O                       5,365   8.211448      44
  Met Investors MFS Mid Cap Growth B, Series P                      63,189   8.204508     519
  Met Investors MFS Mid Cap Growth B, Series Q                       9,210   8.205862      76
  Met Investors MFS Mid Cap Growth B, Series R                          11   8.216069       -
  Met Investors MFS Mid Cap Growth B, Series S                       8,955   8.194891      74
  Met Investors MFS Mid Cap Growth B, Series T                       1,229   8.197496      10
  Met Investors MFS Mid Cap Growth B, Series U                          11   8.207514       -
  Met Investors MFS Research International B                         1,898   8.381159      16
  Met Investors MFS Research International B, Series I                 631   8.371336       5
  Met Investors MFS Research International B, Series K              41,050   8.364799     343
  Met Investors MFS Research International B, Series L              16,597   8.364074     139
  Met Investors MFS Research International B, Series N               2,838   8.354994      24
  Met Investors MFS Research International B, Series O               3,201   8.355529      27
  Met Investors MFS Research International B, Series P              20,285   8.348474     169
  Met Investors MFS Research International B, Series Q               4,086   8.349848      34
  Met Investors MFS Research International B, Series R                 135   8.360216       1
  Met Investors MFS Research International B, Series S               9,933   8.338689      83
  Met Investors MFS Research International B, Series T               1,164   8.341342      10
  Met Investors MFS Research International B, Series U                  11   8.351514       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B                 10  10.935611       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series I       10  10.931888       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series K      655  10.929396       7
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series L      509  10.928158       6
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series N       10  10.925670       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series O      230  10.924432       2
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series P      239  10.923190       3
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series Q       10  10.921950       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series R       10  10.920707       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series S      340  10.919466       4
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series T      617  10.918227       7
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series U       10  10.914501       -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B               107  10.991234       1

                                                                   For the Year ended December 31, 2001
                                                                   -----------------------------------
                                                                    Investment     Expense     Total
                                                                   Income Ratio*   Ratio**   Return***
                                                                   -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Innovation B, Series T                           0.00%        2.10%     (16.90%)
  Met Investors PIMCO Innovation B, Series U                           0.00%        2.25%     (17.00%)
  Met Investors MFS Mid Cap Growth B                                   0.00%        1.40%      (1.00%)
  Met Investors MFS Mid Cap Growth B, Series I                         0.00%        1.55%      (1.12%)
  Met Investors MFS Mid Cap Growth B, Series K                         0.00%        1.65%      (1.19%)
  Met Investors MFS Mid Cap Growth B, Series L                         0.00%        1.70%      (1.23%)
  Met Investors MFS Mid Cap Growth B, Series N                         0.00%        1.80%      (1.31%)
  Met Investors MFS Mid Cap Growth B, Series O                         0.00%        1.85%      (1.35%)
  Met Investors MFS Mid Cap Growth B, Series P                         0.00%        1.90%      (1.39%)
  Met Investors MFS Mid Cap Growth B, Series Q                         0.00%        1.95%      (1.43%)
  Met Investors MFS Mid Cap Growth B, Series R                         0.00%        2.00%      (1.47%)
  Met Investors MFS Mid Cap Growth B, Series S                         0.00%        2.05%      (1.50%)
  Met Investors MFS Mid Cap Growth B, Series T                         0.00%        2.10%      (1.54%)
  Met Investors MFS Mid Cap Growth B, Series U                         0.00%        2.25%      (1.66%)
  Met Investors MFS Research International B                           0.38%        1.40%      (5.69%)
  Met Investors MFS Research International B, Series I                 0.38%        1.55%      (5.80%)
  Met Investors MFS Research International B, Series K                 0.38%        1.65%      (5.88%)
  Met Investors MFS Research International B, Series L                 0.38%        1.70%      (5.91%)
  Met Investors MFS Research International B, Series N                 0.38%        1.80%      (5.99%)
  Met Investors MFS Research International B, Series O                 0.38%        1.85%      (6.03%)
  Met Investors MFS Research International B, Series P                 0.38%        1.90%      (6.06%)
  Met Investors MFS Research International B, Series Q                 0.38%        1.95%      (6.10%)
  Met Investors MFS Research International B, Series R                 0.38%        2.00%      (6.14%)
  Met Investors MFS Research International B, Series S                 0.38%        2.05%      (6.17%)
  Met Investors MFS Research International B, Series T                 0.38%        2.10%      (6.21%)
  Met Investors MFS Research International B, Series U                 0.38%        2.25%      (6.32%)
  Met Investors MIST SSR Concentrated Int'l Portfolio B                0.00%        1.40%       9.36%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series I      0.00%        1.55%       9.32%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series K      0.00%        1.65%       9.29%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series L      0.00%        1.70%       9.28%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series N      0.00%        1.80%       9.26%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series O      0.00%        1.85%       9.24%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series P      0.00%        1.90%       9.23%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series Q      0.00%        1.95%       9.22%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series R      0.00%        2.00%       9.21%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series S      0.00%        2.05%       9.20%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series T      0.00%        2.10%       9.18%
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series U      0.00%        2.25%       9.15%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B               0.00%        1.40%       9.91%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                        As of December 31, 2001
                                                                    -------------------------------
                                                                                 Unit    Net Assets
                                                                      Units   Fair Value   (000)
                                                                    --------- ---------- ----------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series I        352 $10.987487  $     4
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K      1,723  10.984994       19
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L      1,025  10.983749       11
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series N      1,159  10.981256       13
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O        751  10.980009        8
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series P     10,541  10.978760      116
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series Q         10  10.977513        -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series R        104  10.976269        1
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series S        630  10.975020        7
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series T         10  10.973778        -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series U         10  10.970039        -
  Met Investors MIST AIM Small Cap Growth Portfolio B                     102  11.852311        1
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series I            10  11.848284        -
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series K         8,880  11.845599      105
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series L         2,107  11.844254       25
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series N            61  11.841568        1
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series O         2,093  11.840229       25
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series P         2,176  11.838879       26
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series Q           387  11.837543        5
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series R            99  11.836197        1
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series S         1,764  11.834858       21
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series T           860  11.833517       10
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series U            10  11.829489        -
  GACC Money Market Fund                                            2,900,433  12.412266   36,001
  GACC Money Market Fund, Series A                                     13,197  10.871413      143
  Russell Multi-Style Equity Fund                                   4,904,223  10.735315   52,648
  Russell Aggressive Equity Fund                                    1,076,155   9.827489   10,576
  Russell Non-US Fund                                               1,986,614   9.503825   18,880
  Russell Core Bond Fund                                            2,914,837  11.924313   34,757
  Russell Real Estate Securities Fund                                 216,101  12.523755    2,706
  AIM V.I. Premier Equity Fund                                      6,312,634  12.153563   76,721
  AIM V.I. Premier Equity Fund, Series A                              301,412   7.189086    2,167
  AIM V.I. Premier Equity Fund, Series E                               13,697  12.184389      167
  AIM V.I. Premier Equity Fund, Series F                               28,756  12.176678      350
  AIM V.I. Premier Equity Fund, Series G                                5,506  12.165116       67
  AIM V.I. Premier Equity Fund, Series I                               33,902  12.139920      412
  AIM V.I. Premier Equity Fund, Series K                              179,253  12.130840    2,174
  AIM V.I. Premier Equity Fund, Series N                               54,069  12.117240      655
  AIM V.I. Capital Appreciation Fund                                3,732,970  11.183281   41,747

                                                                    For the Year ended December 31, 2001
                                                                    -----------------------------------
                                                                     Investment     Expense     Total
                                                                    Income Ratio*   Ratio**   Return***
                                                                    -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series I      0.00%        1.55%       9.88%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K      0.00%        1.65%       9.85%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L      0.00%        1.70%       9.84%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series N      0.00%        1.80%       9.81%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O      0.00%        1.85%       9.80%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series P      0.00%        1.90%       9.79%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series Q      0.00%        1.95%       9.78%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series R      0.00%        2.00%       9.76%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series S      0.00%        2.05%       9.75%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series T      0.00%        2.10%       9.74%
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series U      0.00%        2.25%       9.70%
  Met Investors MIST AIM Small Cap Growth Portfolio B                   0.00%        1.40%      18.52%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series I         0.00%        1.55%      18.48%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series K         0.00%        1.65%      18.46%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series L         0.00%        1.70%      18.44%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series N         0.00%        1.80%      18.42%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series O         0.00%        1.85%      18.40%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series P         0.00%        1.90%      18.39%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series Q         0.00%        1.95%      18.38%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series R         0.00%        2.00%      18.36%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series S         0.00%        2.05%      18.35%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series T         0.00%        2.10%      18.34%
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series U         0.00%        2.25%      18.30%
  GACC Money Market Fund                                                0.00%        1.40%       2.59%
  GACC Money Market Fund, Series A                                      0.00%        0.85%       3.21%
  Russell Multi-Style Equity Fund                                       0.46%        1.40%     (15.41%)
  Russell Aggressive Equity Fund                                        0.11%        1.40%      (3.73%)
  Russell Non-US Fund                                                   0.57%        1.40%     (23.12%)
  Russell Core Bond Fund                                                5.91%        1.40%       5.91%
  Russell Real Estate Securities Fund                                   5.18%        1.40%       6.33%
  AIM V.I. Premier Equity Fund                                          0.14%        1.40%     (13.69%)
  AIM V.I. Premier Equity Fund, Series A                                0.14%        0.85%     (13.27%)
  AIM V.I. Premier Equity Fund, Series E                                0.14%        1.00%     (13.43%)
  AIM V.I. Premier Equity Fund, Series F                                0.14%        1.10%     (13.51%)
  AIM V.I. Premier Equity Fund, Series G                                0.14%        1.25%     (13.65%)
  AIM V.I. Premier Equity Fund, Series I                                0.14%        1.55%     (13.91%)
  AIM V.I. Premier Equity Fund, Series K                                0.14%        1.65%     (13.99%)
  AIM V.I. Premier Equity Fund, Series N                                0.14%        1.80%     (14.12%)
  AIM V.I. Capital Appreciation Fund                                    0.00%        1.40%     (24.17%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                       As of December 31, 2001
                                                                   -------------------------------
                                                                                Unit    Net Assets
                                                                     Units   Fair Value   (000)
                                                                   --------- ---------- ----------
Accumulation units, continued:
  AIM V.I. Capital Appreciation Fund, Series A                       269,448 $ 5.955311  $ 1,605
  AIM V.I. Capital Appreciation Fund, Series E                         9,471  11.211653      106
  AIM V.I. Capital Appreciation Fund, Series F                        28,184  11.204557      316
  AIM V.I. Capital Appreciation Fund, Series G                         1,741  11.193917       19
  AIM V.I. Capital Appreciation Fund, Series I                        28,344  11.170733      317
  AIM V.I. Capital Appreciation Fund, Series K                       138,389  11.162385    1,545
  AIM V.I. Capital Appreciation Fund, Series N                        39,782  11.149853      443
  AIM V.I. International Growth Fund                                 664,626   9.553604    6,350
  AIM V.I. International Growth Fund, Series A                        35,269   5.975035      211
  AIM V.I. International Growth Fund, Series E                           523   9.577854        5
  AIM V.I. International Growth Fund, Series F                           704   9.571780        7
  AIM V.I. International Growth Fund, Series G                            10   9.562691        -
  AIM V.I. International Growth Fund, Series I                         4,249   9.542879       40
  AIM V.I. International Growth Fund, Series K                        21,294   9.535727      203
  AIM V.I. International Growth Fund, Series N                         3,499   9.525031       33
  Alliance Premier Growth Portfolio                                4,640,967  12.789235   59,354
  Alliance Premier Growth Portfolio B                                470,073  12.767316    6,001
  Alliance Premier Growth Portfolio B, Series I                       58,235  12.753411      743
  Alliance Premier Growth Portfolio B, Series K                      399,731  12.744148    5,094
  Alliance Premier Growth Portfolio B, Series N                      286,481  12.730273    3,647
  Alliance Bernstein Real Estate Investment Portfolio              1,096,192  10.201620   11,183
  Alliance Bernstein Real Estate Investment Portfolio B              204,885  10.192752    2,088
  Alliance Bernstein Real Estate Investment Portfolio B, Series I     28,866  10.182084      294
  Alliance Bernstein Real Estate Investment Portfolio B, Series K    150,995  10.174973    1,537
  Alliance Bernstein Real Estate Investment Portfolio B, Series N    119,567  10.164324    1,215
  Alliance Bernstein Small Cap Portfolio B                             3,339  11.095691       37
  Alliance Bernstein Small Cap Portfolio B, Series I                      73  11.084570        1
  Alliance Bernstein Small Cap Portfolio B, Series K                   3,454  11.077159       38
  Alliance Bernstein Small Cap Portfolio B, Series N                      10  11.066056        -
  Alliance Bernstein Value Portfolio B                                13,033   9.976213      130
  Alliance Bernstein Value Portfolio B, Series I                       1,635   9.966212       16
  Alliance Bernstein Value Portfolio B, Series K                       6,631   9.959547       66
  Alliance Bernstein Value Portfolio B, Series N                         198   9.949574        2
  Liberty Newport Tiger Fund, Variable                                76,277  10.298309      786
  Liberty Newport Tiger Fund, Variable, Series I                           9  10.287093        -
  Liberty Newport Tiger Fund, Variable, Series K                          29  10.279624        -
  Liberty Newport Tiger Fund, Variable, Series N                           9  10.268429        -
  Goldman Sachs Growth and Income Fund                               686,691   8.656980    5,944
  Goldman Sachs Growth and Income Fund, Series I                         705   8.647553        6

                                                                   For the Year ended December 31, 2001
                                                                   -----------------------------------
                                                                    Investment     Expense     Total
                                                                   Income Ratio*   Ratio**   Return***
                                                                   -------------   -------   ---------
Accumulation units, continued:
  AIM V.I. Capital Appreciation Fund, Series A                         0.00%        0.85%     (23.93%)
  AIM V.I. Capital Appreciation Fund, Series E                         0.00%        1.00%     (24.05%)
  AIM V.I. Capital Appreciation Fund, Series F                         0.00%        1.10%     (24.13%)
  AIM V.I. Capital Appreciation Fund, Series G                         0.00%        1.25%     (24.24%)
  AIM V.I. Capital Appreciation Fund, Series I                         0.00%        1.55%     (24.47%)
  AIM V.I. Capital Appreciation Fund, Series K                         0.00%        1.65%     (24.55%)
  AIM V.I. Capital Appreciation Fund, Series N                         0.00%        1.80%     (24.66%)
  AIM V.I. International Growth Fund                                   0.32%        1.40%     (24.40%)
  AIM V.I. International Growth Fund, Series A                         0.32%        0.85%     (24.01%)
  AIM V.I. International Growth Fund, Series E                         0.32%        1.00%     (24.30%)
  AIM V.I. International Growth Fund, Series F                         0.32%        1.10%     (24.38%)
  AIM V.I. International Growth Fund, Series G                         0.32%        1.25%     (24.49%)
  AIM V.I. International Growth Fund, Series I                         0.32%        1.55%     (24.72%)
  AIM V.I. International Growth Fund, Series K                         0.32%        1.65%     (24.79%)
  AIM V.I. International Growth Fund, Series N                         0.32%        1.80%     (24.91%)
  Alliance Premier Growth Portfolio                                    0.00%        1.40%     (18.37%)
  Alliance Premier Growth Portfolio B                                  0.00%        1.40%     (18.56%)
  Alliance Premier Growth Portfolio B, Series I                        0.00%        1.55%     (18.68%)
  Alliance Premier Growth Portfolio B, Series K                        0.00%        1.65%     (18.76%)
  Alliance Premier Growth Portfolio B, Series N                        0.00%        1.80%     (18.88%)
  Alliance Bernstein Real Estate Investment Portfolio                  3.47%        1.40%       9.25%
  Alliance Bernstein Real Estate Investment Portfolio B                0.57%        1.40%      12.68%
  Alliance Bernstein Real Estate Investment Portfolio B, Series I      0.57%        1.55%      12.56%
  Alliance Bernstein Real Estate Investment Portfolio B, Series K      0.57%        1.65%      12.48%
  Alliance Bernstein Real Estate Investment Portfolio B, Series N      0.57%        1.80%      12.37%
  Alliance Bernstein Small Cap Portfolio B                             0.00%        1.40%      10.96%
  Alliance Bernstein Small Cap Portfolio B, Series I                   0.00%        1.55%      10.85%
  Alliance Bernstein Small Cap Portfolio B, Series K                   0.00%        1.65%      10.77%
  Alliance Bernstein Small Cap Portfolio B, Series N                   0.00%        1.80%      10.66%
  Alliance Bernstein Value Portfolio B                                 0.00%        1.40%      (0.24%)
  Alliance Bernstein Value Portfolio B, Series I                       0.00%        1.55%      (0.34%)
  Alliance Bernstein Value Portfolio B, Series K                       0.00%        1.65%      (0.41%)
  Alliance Bernstein Value Portfolio B, Series N                       0.00%        1.80%      (0.50%)
  Liberty Newport Tiger Fund, Variable                                 0.85%        1.40%     (19.04%)
  Liberty Newport Tiger Fund, Variable, Series I                       0.85%        1.55%     (19.74%)
  Liberty Newport Tiger Fund, Variable, Series K                       0.85%        1.65%     (19.83%)
  Liberty Newport Tiger Fund, Variable, Series N                       0.85%        1.80%     (19.95%)
  Goldman Sachs Growth and Income Fund                                 0.48%        1.40%     (10.57%)
  Goldman Sachs Growth and Income Fund, Series I                       0.48%        1.55%     (10.74%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.





                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2001     For the Year ended December 31, 2001
                                                             ------------------------------- -----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                               Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Goldman Sachs Growth and Income Fund, Series K                 4,024 $ 8.641278  $    35       0.48%        1.65%     (10.83%)
  Goldman Sachs Growth and Income Fund, Series N                 3,339   8.631869       29       0.48%        1.80%     (10.96%)
  Goldman Sachs International Equity Fund                      271,093   9.740698    2,641       1.28%        1.40%     (23.26%)
  Goldman Sachs International Equity Fund, Series I                  9   9.730088        -       1.28%        1.55%     (23.46%)
  Goldman Sachs International EquityFund, Series K               5,255   9.723017       51       1.28%        1.65%     (23.54%)
  Goldman Sachs International EquityFund, Series N                   9   9.712412        -       1.28%        1.80%     (23.66%)
  Goldman Sachs Global Income Fund                             128,045  11.732665    1,502       5.30%        1.40%       3.67%
  Goldman Sachs Global Income Fund, Series I                     2,199  11.719888       26       5.30%        1.55%       3.18%
  Goldman Sachs Global Income Fund, Series K                    17,020  11.711380      199       5.30%        1.65%       3.08%
  Goldman Sachs Global Income Fund, Series N                     9,043  11.698638      106       5.30%        1.80%       2.93%
  Goldman Sachs Internet Tollkeeper Fund                       224,344   4.259904      956       0.00%        1.40%     (34.59%)
  Goldman Sachs Internet Tollkeeper Fund, Series I               2,177   4.255263        9       0.00%        1.55%     (34.71%)
  Goldman Sachs Internet Tollkeeper Fund, Series K              20,375   4.252165       87       0.00%        1.65%     (34.77%)
  Goldman Sachs Internet Tollkeeper Fund, Series N              11,753   4.247531       50       0.00%        1.80%     (34.87%)
  Scudder II Dreman High Return Equity Portfolio                11,398  11.858410      135       0.76%        1.40%       0.28%
  Scudder II Small Cap Growth Portfolio                        262,419   9.581495    2,515       0.00%        1.40%     (29.76%)
  Scudder II Small Cap Growth Portfolio, Series I                   10   9.571151        -       0.00%        1.55%     (29.90%)
  Scudder II Small Cap Growth Portfolio, Series K                5,455   9.564269       52       0.00%        1.65%     (29.97%)
  Scudder II Small Cap Growth Portfolio, Series N                2,653   9.553958       25       0.00%        1.80%     (30.08%)
  Scudder II SVS Dreman Small Cap Value Portfolio              524,101  10.580230    5,545       0.00%        1.40%      16.21%
  Scudder II SVS Dreman Small Cap Value Portfolio, Series I         11  10.568840        -       0.00%        1.55%      15.86%
  Scudder II SVS Dreman Small Cap Value Portfolio, Series K      7,699  10.561257       81       0.00%        1.65%      15.75%
  Scudder II SVS Dreman Small Cap Value Portfolio, Series N      2,995  10.549871       32       0.00%        1.80%      15.57%
  Scudder II Government Securities Portfolio                   227,714  12.242645    2,788       3.65%        1.40%       6.76%
  Scudder II Government Securities Portfolio, Series I             143  12.229458        2       3.65%        1.55%       5.84%
  Scudder II Government Securities Portfolio, Series K           9,196  12.220680      112       3.65%        1.65%       5.73%
  Scudder II Government Securities Portfolio, Series N             894  12.207514       11       3.65%        1.80%       5.57%
  MFS Bond Series                                              147,949  11.756936    1,739       5.93%        1.40%       7.19%
  MFS Research Series                                        1,536,906  10.848674   16,673       0.02%        1.40%     (22.35%)
  MFS Research Series B                                         22,977  10.837961      249       0.00%        1.40%     (22.49%)
  MFS Research Series B, Series I                                   71  10.826156        1       0.00%        1.55%     (22.60%)
  MFS Research Series B, Series K                               23,995  10.818288      260       0.00%        1.65%     (22.68%)
  MFS Research Series B, Series N                               21,145  10.806499      228       0.00%        1.80%     (22.80%)
  MFS Investors Trust Series                                 2,514,437  10.359566   26,048       0.50%        1.40%     (17.13%)
  MFS Investors Trust Series B                                 375,684  10.343215    3,886       0.00%        1.40%     (17.28%)
  MFS Investors Trust Series B, Series I                        56,991  10.331954      589       0.00%        1.55%     (17.40%)
  MFS Investors Trust Series B, Series K                       233,409  10.324448    2,410       0.00%        1.65%     (17.48%)
  MFS Investors Trust Series B, Series N                       217,020  10.313205    2,238       0.00%        1.80%     (17.61%)
  MFS Emerging Growth Series                                 1,650,920  11.989497   19,794       0.00%        1.40%     (34.42%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                    As of December 31, 2001     For the Year ended December 31, 2001
                                                ------------------------------- -----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                  Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MFS Emerging Growth Series B                     15,407 $11.968714  $   184       0.00%        1.40%     (34.55%)
  MFS Emerging Growth Series B, Series I               47  11.955671        1       0.00%        1.55%     (34.65%)
  MFS Emerging Growth Series B, Series K           17,780  11.946982      213       0.00%        1.65%     (34.71%)
  MFS Emerging Growth Series B, Series N            3,049  11.933961       36       0.00%        1.80%     (34.81%)
  MFS Emerging Markets Equity                           -          -        -       0.00%        1.40%       8.60%
  MFS High Income Series                          779,282   9.572290    7,460       7.75%        1.40%       0.65%
  MFS High Income Series B                        122,703   9.539603    1,170       0.00%        1.40%       0.20%
  MFS High Income Series B, Series I               21,769   9.529217      207       0.00%        1.55%       0.05%
  MFS High Income Series B, Series K               77,464   9.522312      738       0.00%        1.65%      (0.05%)
  MFS High Income Series B, Series N               82,917   9.511941      789       0.00%        1.80%      (0.20%)
  MFS Strategic Income Series                      20,273  10.960696      222       3.67%        1.40%       3.29%
  MFS Strategic Income Series B                       505  10.940184        6       0.00%        1.40%       3.10%
  MFS Strategic Income B, Series I                      9  10.928274        -       0.00%        1.55%       2.94%
  MFS Strategic Income Series B, Series K               9  10.920347        -       0.00%        1.65%       2.84%
  MFS Strategic Income Series B, Series N             213  10.908456        2       0.00%        1.80%       2.69%
  MFS New Discovery Series                        828,930   8.053407    6,676       0.00%        1.40%      (6.36%)
  MFS New Discovery Series B                      339,262   8.041413    2,728       0.00%        1.40%      (6.58%)
  MFS New Discovery Series B, Series I             46,430   8.032660      373       0.00%        1.55%      (6.72%)
  MFS New Discovery Series B, Series K            290,769   8.026828    2,334       0.00%        1.65%      (6.81%)
  MFS New Discovery Series B, Series N            190,953   8.018085    1,531       0.00%        1.80%      (6.95%)
  MetLife Putnam International Stock Portfolio     54,113   7.366401      399       0.32%        1.40%     (21.70%)
  MetLife Putnam Large Cap Growth Portfolio       109,052   5.007840      546       0.00%        1.40%     (31.79%)
  MetLife Stock Index Portfolio B                      10  10.849814        -       0.00%        1.40%     (14.76%)
  MetLife Stock Index Portfolio B, Series I            10  10.846117        -       0.00%        1.55%     (14.89%)
  MetLife Stock Index Portfolio B, Series K        10,153  10.843650      110       0.00%        1.65%     (14.98%)
  MetLife Stock Index Portfolio B, Series L         7,421  10.842420       80       0.00%        1.70%     (15.02%)
  MetLife Stock Index Portfolio B, Series N        16,945  10.839954      184       0.00%        1.80%     (15.11%)
  MetLife Stock Index Portfolio B, Series O         2,333  10.838729       25       0.00%        1.85%     (15.15%)
  MetLife Stock Index Portfolio B, Series P         3,279  10.837498       36       0.00%        1.90%     (15.19%)
  MetLife Stock Index Portfolio B, Series Q            10  10.836267        -       0.00%        1.95%     (15.23%)
  MetLife Stock Index Portfolio B, Series R           105  10.835035        1       0.00%        2.00%     (15.28%)
  MetLife Stock Index Portfolio B, Series S         3,662  10.833803       40       0.00%        2.05%     (15.32%)
  MetLife Stock Index Portfolio B, Series T            10  10.832576        -       0.00%        2.10%     (15.36%)
  MetLife Stock Index Portfolio B, Series U            10  10.828879        -       0.00%        2.25%     (15.49%)
  Oppenheimer Capital Appreciation Fund           772,904  14.491704   11,201       0.64%        1.40%     (13.80%)
  Oppenheimer Main Street Growth & Income Fund  1,357,695   9.876107   13,409       0.58%        1.40%     (11.42%)
  Oppenheimer High Income Fund                    298,630   9.710849    2,900      10.37%        1.40%       0.54%
  Oppenheimer Bond Fund                         1,161,929  11.374046   13,216       7.61%        1.40%       6.28%
  Oppenheimer Strategic Bond                      336,996  10.770012    3,629       2.46%        1.40%       3.38%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                  As of December 31, 2001     For the Year ended December 31, 2001
                                                              ------------------------------- -----------------------------------
                                                                           Unit    Net Assets  Investment     Expense     Total
                                                                Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Putnam VT Growth and Income Fund                            2,739,982 $11.247456  $30,818       1.69%        1.40%      (7.48%)
  Putnam VT Growth and Income Fund B                             50,584  11.222898      568       0.00%        1.40%      (7.70%)
  Putnam VT Growth and Income Fund B, Series I                    1,670  11.210673       19       0.00%        1.55%      (7.84%)
  Putnam VT Growth and Income Fund B, Series K                   21,753  11.202545      243       0.00%        1.65%      (7.93%)
  Putnam VT Growth and Income Fund B, Series N                    6,894  11.190345       77       0.00%        1.80%      (8.07%)
  Putnam VT New Value Fund                                      161,190  12.791989    2,062       0.85%        1.40%       2.16%
  Putnam VT New Value Fund B                                     10,597  12.763839      135       0.00%        1.40%       1.87%
  Putnam VT New Value Fund B, Series I                              421  12.749942        5       0.00%        1.55%       1.72%
  Putnam VT New Value Fund B, Series K                            9,526  12.740689      122       0.00%        1.65%       1.62%
  Putnam VT New Value Fund B, Series N                            6,612  12.726824       84       0.00%        1.80%       1.47%
  Putnam VT Vista Fund                                          864,059  11.048553    9,547       0.00%        1.40%     (34.33%)
  Putnam VT Vista Fund B                                         16,544  11.036442      182       0.00%        1.40%     (34.43%)
  Putnam VT Vista Fund B, Series I                                1,036  11.024422       11       0.00%        1.55%     (34.53%)
  Putnam VT Vista Fund B, Series K                                3,976  11.016404       44       0.00%        1.65%     (34.60%)
  Putnam VT Vista Fund B, Series N                                3,330  11.004394       37       0.00%        1.80%     (34.70%)
  Putnam VT International Growth Fund                         1,987,476  12.956460   25,751       0.36%        1.40%     (21.53%)
  Putnam VT International Growth Fund B                         300,520  12.931708    3,886       0.00%        1.40%     (21.72%)
  Putnam VT International Growth Fund B, Series I                40,983  12.917622      529       0.00%        1.55%     (21.84%)
  Putnam VT International Growth Fund B, Series K               228,138  12.908230    2,945       0.00%        1.65%     (21.92%)
  Putnam VT International Growth Fund B, Series N               170,664  12.894161    2,201       0.00%        1.80%     (22.04%)
  Putnam VT International New Opportunities Fund                292,315   9.746421    2,849       0.00%        1.40%     (29.52%)
  Putnam VT International New Opportunities Fund B                4,081   9.723656       40       0.00%        1.40%     (29.68%)
  Putnam VT International New Opportunities Fund B, Series I          9   9.713052        -       0.00%        1.55%     (29.78%)
  Putnam VT International New Opportunities Fund B, Series K      4,815   9.705998       47       0.00%        1.65%     (29.85%)
  Putnam VT International New Opportunities Fund B, Series N        884   9.695419        8       0.00%        1.80%     (29.96%)
  Templeton Global Income Securities Fund                        92,996  10.164560      945       3.71%        1.40%       1.11%
  Templeton Global Income Securities Fund, Series A               2,074  10.676226       22       3.71%        0.85%       1.67%
  Templeton Global Income Securities Fund B                      10,641  10.144355      108       1.02%        1.40%       0.81%
  Templeton Global Income Securities Fund B, Series A             2,618  10.179722       27       1.02%        0.85%       1.37%
  Templeton Global Income Securities Fund B, Series E                10  10.170063        -       1.02%        1.00%       1.22%
  Templeton Global Income Securities Fund B, Series F             2,099  10.163622       21       1.02%        1.10%       1.12%
  Templeton Global Income Securities Fund B, Series G               169  10.153993        2       1.02%        1.25%       0.96%
  Templeton Global Income Securities Fund B, Series I                10  10.132982        -       1.02%        1.55%       0.66%
  Templeton Global Income Securities Fund B, Series K             2,730  10.125396       28       1.02%        1.65%       0.56%
  Templeton Global Income Securities Fund B, Series N               338  10.114046        3       1.02%        1.80%       0.41%
  Franklin Small Cap Fund                                       405,503  12.220202    4,956       0.52%        1.40%     (16.21%)
  Franklin Small Cap Fund, Series A                              18,315   6.017094      110       0.52%        0.85%     (15.74%)
  Franklin Small Cap Fund B                                      68,610  12.198150      837       0.13%        1.40%     (16.43%)
  Franklin Small Cap Fund B, Series A                            13,064  12.240714      160       0.13%        0.85%     (15.97%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2001     For the Year ended December 31, 2001
                                                            ------------------------------- -----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                              Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Franklin Small Cap Fund B, Series E                           1,914 $12.229092  $    23       0.13%        1.00%     (16.10%)
  Franklin Small Cap Fund B, Series F                           3,675  12.221351       45       0.13%        1.10%     (16.18%)
  Franklin Small Cap Fund B, Series G                             657  12.209734        8       0.13%        1.25%     (16.31%)
  Franklin Small Cap Fund B, Series I                           3,992  12.184460       49       0.13%        1.55%     (16.56%)
  Franklin Small Cap Fund B, Series K                          24,956  12.175342      304       0.13%        1.65%     (16.65%)
  Franklin Small Cap Fund B, Series N                           7,984  12.161685       97       0.13%        1.80%     (16.77%)
  Templeton Growth Securities Fund                            249,434  12.987349    3,240       2.11%        1.40%      (2.37%)
  Templeton Growth Securities Fund, Series A                    9,709  10.198310       99       2.11%        0.85%      (1.83%)
  Templeton Growth Securities Fund B                           38,125  12.947524      494       0.48%        1.40%      (2.69%)
  Templeton Growth Securities Fund B, Series A                 13,582  12.992689      176       0.48%        0.85%      (2.15%)
  Templeton Growth Securities Fund B, Series E                  1,074  12.980355       14       0.48%        1.00%      (2.30%)
  Templeton Growth Securities Fund B, Series F                  3,076  12.972142       40       0.48%        1.10%      (2.40%)
  Templeton Growth Securities Fund B, Series G                    133  12.959828        2       0.48%        1.25%      (2.54%)
  Templeton Growth Securities Fund B, Series I                  6,867  12.933004       89       0.48%        1.55%      (2.84%)
  Templeton Growth Securities Fund B, Series K                 21,140  12.923341      273       0.48%        1.65%      (2.93%)
  Templeton Growth Securities Fund B, Series N                  2,791  12.908840       36       0.48%        1.80%      (3.08%)
  Templeton Foreign Securities Fund                         1,553,542   8.932020   13,876       3.21%        1.40%     (16.93%)
  Templeton Foreign Securities Fund, Series A                  24,020   8.329271      200       3.21%        0.85%     (16.47%)
  Templeton Foreign Securities Fund B                         124,344   8.918168    1,109       0.85%        1.40%     (17.17%)
  Templeton Foreign Securities Fund B, Series A                42,456   8.949298      380       0.85%        0.85%     (16.71%)
  Templeton Foreign Securities Fund B, Series E                 5,476   8.940798       49       0.85%        1.00%     (16.84%)
  Templeton Foreign Securities Fund B, Series F                 8,734   8.935139       78       0.85%        1.10%     (16.92%)
  Templeton Foreign Securities Fund B, Series G                    10   8.926643        -       0.85%        1.25%     (17.05%)
  Templeton Foreign Securities Fund B, Series I                 6,921   8.908162       62       0.85%        1.55%     (17.30%)
  Templeton Foreign Securities Fund B, Series K                39,277   8.901506      350       0.85%        1.65%     (17.38%)
  Templeton Foreign Securities Fund B, Series N                10,843   8.891510       96       0.85%        1.80%     (17.50%)
  Templeton Developing Markets Securities Fund                976,427   6.988115    6,823       1.06%        1.40%      (9.37%)
  Templeton Developing Markets Securities Fund B              211,021   6.977321    1,472       0.15%        1.40%      (9.37%)
  Templeton Developing Markets Securities Fund B, Series I     21,179   6.969734      148       0.15%        1.55%      (9.50%)
  Templeton Developing Markets Securities Fund B, Series K    158,656   6.964671    1,105       0.15%        1.65%      (9.59%)
  Templeton Developing Markets Securities Fund B, Series N    143,571   6.957091      999       0.15%        1.80%      (9.73%)
  Templeton Mutual Shares Securities Fund                   1,020,486  12.254996   12,506       1.91%        1.40%       5.81%
  Templeton Mutual Shares Securities Fund B                   244,140  12.232460    2,987       0.28%        1.40%       5.55%
  Templeton Mutual Shares Securities Fund B, Series I          16,227  12.219247      198       0.28%        1.55%       5.39%
  Templeton Mutual Shares Securities Fund B, Series K         283,891  12.210438    3,466       0.28%        1.65%       5.28%
  Templeton Mutual Shares Securities Fund B, Series N          87,269  12.197249    1,065       0.28%        1.80%       5.12%
  Franklin Large Cap Growth Securities Fund                   503,659  13.324321    6,711       0.57%        1.40%     (12.50%)
  Franklin Large Cap Growth Securities Fund, Series A          20,423   8.516492      174       0.57%        0.85%     (12.01%)
  Franklin Large Cap Growth Securities Fund B                 115,925  13.305369    1,542       0.07%        1.40%     (12.67%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                             As of December 31, 2001     For the Year ended December 31, 2001
                                                         ------------------------------- -----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Franklin Large Cap Growth Securities Fund B, Series A     18,134 $13.351805  $   242       0.07%        0.85%     (12.18%)
  Franklin Large Cap Growth Securities Fund B, Series E      5,767  13.339126       77       0.07%        1.00%     (12.31%)
  Franklin Large Cap Growth Securities Fund B, Series F      9,531  13.330682      127       0.07%        1.10%     (12.40%)
  Franklin Large Cap Growth Securities Fund B, Series G      5,830  13.318018       78       0.07%        1.25%     (12.54%)
  Franklin Large Cap Growth Securities Fund B, Series I     10,831  13.290455      144       0.07%        1.55%     (12.80%)
  Franklin Large Cap Growth Securities Fund B, Series K     30,005  13.280510      399       0.07%        1.65%     (12.89%)
  Franklin Large Cap Growth Securities Fund B, Series N     10,801  13.265620      143       0.07%        1.80%     (13.02%)
  Fidelity VIP Growth Portfolio                            295,355  12.630835    3,731       0.08%        1.40%     (18.80%)
  Fidelity VIP Growth Portfolio B                           29,838  12.611329      376       0.00%        1.40%     (19.44%)
  Fidelity VIP Growth Portfolio B, Series I                     64  12.598422        1       0.00%        1.55%     (19.56%)
  Fidelity VIP Growth Portfolio B, Series K                 20,482  12.589814      258       0.00%        1.65%     (19.64%)
  Fidelity VIP Growth Portfolio B, Series N                 16,644  12.576934      209       0.00%        1.80%     (19.77%)
  Fidelity VIP II Contrafund Portfolio                     295,900  12.057516    3,568       0.79%        1.40%     (13.47%)
  Fidelity VIP III Growth Opportunities Portfolio           96,742   8.331919      806       0.34%        1.40%     (15.62%)
  Fidelity VIP III Growth & Income Portfolio               237,682  11.233926    2,670       1.40%        1.40%     (10.02%)
  Fidelity VIP Equity-Income Portfolio                     207,842  11.164080    2,320       1.61%        1.40%      (6.28%)
  Fidelity VIP Equity-Income Portfolio B                    22,279  11.141971      248       0.00%        1.40%      (6.55%)
  Fidelity VIP Equity-Income Portfolio B, Series I           3,787  11.130575       42       0.00%        1.55%      (6.69%)
  Fidelity VIP Equity-Income Portfolio B, Series K          11,591  11.122980      129       0.00%        1.65%      (6.79%)
  Fidelity VIP Equity-Income Portfolio B, Series N           7,804  11.111610       87       0.00%        1.80%      (6.93%)
  Fidelity High Income Portfolio B                           3,203   9.025089       29       0.00%        1.40%     (13.16%)
  Fidelity High Income Portfolio B, Series I                    10   9.015854        -       0.00%        1.55%     (13.29%)
  Fidelity High Income Portfolio B, Series K                   457   9.009707        4       0.00%        1.65%     (13.38%)
  Fidelity High Income Portfolio B, Series N                   336   9.000486        3       0.00%        1.80%     (13.51%)
  American Century VP Income & Growth Fund               2,575,030   8.223442   21,176       0.49%        1.40%      (9.60%)
  American Century VP Income & Growth Fund, Series I        95,813   8.214478      787       0.49%        1.55%      (9.77%)
  American Century VP Income & Growth Fund, Series K       495,710   8.208521    4,069       0.49%        1.65%      (9.86%)
  American Century VP Income & Growth Fund, Series N       417,145   8.199582    3,420       0.49%        1.80%     (10.00%)
  American Century VP International Fund                    78,823   7.187549      567       0.16%        1.40%     (29.98%)
  American Century VP International Fund, Series I             413   7.179717        3       0.16%        1.55%     (30.27%)
  American Century VP International Fund, Series K           4,384   7.174500       31       0.16%        1.65%     (30.34%)
  American Century VP International Fund, Series N           5,141   7.166682       37       0.16%        1.80%     (30.45%)
  American Century VP Value Fund                           899,286  12.429283   11,178       0.71%        1.40%      11.34%
  American Century VP Value Fund, Series I                  26,267  12.415765      326       0.71%        1.55%      11.08%
  American Century VP Value Fund, Series K                 165,085  12.406758    2,048       0.71%        1.65%      10.97%
  American Century VP Value Fund, Series N                 124,367  12.393257    1,541       0.71%        1.80%      10.80%
  New England Davis Venture Value E                          7,448  10.156586       76       0.00%        1.00%     (12.45%)
  New England Davis Venture Value E, Series I                  817  10.144691        8       0.00%        1.55%     (12.58%)
  New England Davis Venture Value E, Series K              167,899  10.136771    1,702       0.00%        1.65%     (12.67%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001     For the Year ended December 31, 2001
                                                          ------------------------------- -----------------------------------
                                                                       Unit    Net Assets  Investment     Expense     Total
                                                            Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Davis Venture Value E, Series L                28,057 $10.135898   $  284       0.00%        1.70%     (12.71%)
  New England Davis Venture Value E, Series N                16,457  10.124913      167       0.00%        1.80%     (12.80%)
  New England Davis Venture Value E, Series O                10,511  10.125565      106       0.00%        1.85%     (12.84%)
  New England Davis Venture Value E, Series P                98,674  10.116997      998       0.00%        1.90%     (12.89%)
  New England Davis Venture Value E, Series Q                11,990  10.118686      121       0.00%        1.95%     (12.93%)
  New England Davis Venture Value E, Series R                   166  10.131238        2       0.00%        2.00%     (12.97%)
  New England Davis Venture Value E, Series S                20,442  10.105156      207       0.00%        2.05%     (13.02%)
  New England Davis Venture Value E, Series T                 2,258  10.108370       23       0.00%        2.10%     (13.06%)
  New England Davis Venture Value E, Series U                    10  10.120696        -       0.00%        2.25%     (13.19%)
  New England Harris Oakmark Focused Value B                  3,502  11.947753       42       0.00%        1.40%      25.66%
  New England Harris Oakmark Focused Value B, Series I        1,523  11.933782       18       0.00%        1.55%      25.47%
  New England Harris Oakmark Focused Value B, Series K       49,664  11.924478      592       0.00%        1.65%      25.35%
  New England Harris Oakmark Focused Value B, Series L        9,625  11.923451      115       0.00%        1.70%      25.28%
  New England Harris Oakmark Focused Value B, Series N        5,808  11.910526       69       0.00%        1.80%      25.16%
  New England Harris Oakmark Focused Value B, Series O       10,435  11.911307      124       0.00%        1.85%      25.09%
  New England Harris Oakmark Focused Value B, Series P       48,232  11.901244      574       0.00%        1.90%      25.03%
  New England Harris Oakmark Focused Value B, Series Q        4,542  11.903225       54       0.00%        1.95%      24.97%
  New England Harris Oakmark Focused Value B, Series R           97  11.917960        1       0.00%        2.00%      24.91%
  New England Harris Oakmark Focused Value B, Series S       10,687  11.887327      127       0.00%        2.05%      24.84%
  New England Harris Oakmark Focused Value B, Series T        1,123  11.891112       14       0.00%        2.10%      24.78%
  New England Harris Oakmark Focused Value B, Series U            9  11.905572        -       0.00%        2.25%      24.59%
  Dreyfus Stock Index Fund                                  215,068   7.994918    1,719       1.21%        1.40%     (13.41%)
  Dreyfus Stock Index Fund B                                 32,651   7.968599      260       0.64%        1.40%     (13.69%)
  Dreyfus Stock Index Fund B, Series I                        1,031   7.959924        8       0.64%        1.55%     (13.82%)
  Dreyfus Stock Index Fund B, Series K                       27,711   7.954140      221       0.64%        1.65%     (13.91%)
  Dreyfus Stock Index Fund B, Series N                       29,290   7.945482      233       0.64%        1.80%     (14.04%)
  Dreyfus VIF Disciplined Stock Portfolio                    34,563   7.882400      272       0.36%        1.40%     (14.48%)
  Dreyfus VIF Disciplined Stock Portfolio B                   9,418   7.869049       74       0.69%        1.40%     (14.67%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series I            12   7.860477        -       0.69%        1.55%     (14.80%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series K        19,534   7.854776      153       0.69%        1.65%     (14.88%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series N         4,280   7.846220       34       0.69%        1.80%     (15.01%)
  Dreyfus VIF Capital Appreciation Portfolio                824,246   8.856159    7,300       1.01%        1.40%     (10.58%)
  Dreyfus VIF Capital Appreciation Portfolio B              254,256   8.832633    2,246       1.19%        1.40%     (10.89%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series I     20,284   8.823014      179       1.19%        1.55%     (11.03%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series K    247,378   8.816609    2,181       1.19%        1.65%     (11.11%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series N    131,109   8.807008    1,154       1.19%        1.80%     (11.25%)
  INVESCO VIF Dynamics Fund                               1,301,619   7.201833    9,374       0.00%        1.40%     (32.03%)
  INVESCO VIF Dynamics Fund, Series I                        43,476   7.193990      313       0.00%        1.55%     (32.21%)
  INVESCO VIF Dynamics Fund, Series K                       283,383   7.188752    2,037       0.00%        1.65%     (32.27%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2001     For the Year ended December 31, 2001
                                                         ------------------------------- -----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  INVESCO VIF Dynamics Fund, Series N                      181,734 $ 7.180915  $ 1,305       0.00%        1.80%     (32.38%)
  INVESCO VIF High Yield Fund                              467,962   7.395337    3,461      13.70%        1.40%     (16.07%)
  INVESCO VIF High Yield Fund, Series I                     28,084   7.387287      207      13.70%        1.55%     (16.25%)
  INVESCO VIF High Yield Fund, Series K                     84,932   7.381925      627      13.70%        1.65%     (16.33%)
  INVESCO VIF High Yield Fund, Series N                     30,336   7.373879      224      13.70%        1.80%     (16.46%)
  PIMCO High Yield Portfolio                                23,695   9.953420      236       7.60%        1.40%       1.00%
  PIMCO High Yield Portfolio, Series I                          10   9.942579        -       7.60%        1.55%       0.76%
  PIMCO High Yield Portfolio, Series K                       9,206   9.935372       92       7.60%        1.65%       0.65%
  PIMCO High Yield Portfolio, Series N                       2,342   9.924556       23       7.60%        1.80%       0.50%
  PIMCO Low Duration Portfolio                             114,268  11.348021    1,297       3.90%        1.40%       6.87%
  PIMCO Low Duration Portfolio, Series I                     8,828  11.335672      100       3.90%        1.55%       5.97%
  PIMCO Low Duration Portfolio, Series K                    14,806  11.327448      168       3.90%        1.65%       5.86%
  PIMCO Low Duration Portfolio, Series N                     4,282  11.315125       48       3.90%        1.80%       5.70%
  PIMCO StocksPLUS Growth & Income Portfolio                49,731   8.109327      403       4.50%        1.40%     (11.84%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series I          12   8.100489        -       4.50%        1.55%     (12.81%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series K       4,862   8.094606       40       4.50%        1.65%     (12.89%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series N       6,794   8.085799       55       4.50%        1.80%     (13.03%)
  PIMCO Total Return Portfolio                           1,361,187  11.492649   15,643       4.39%        1.40%       7.02%
  PIMCO Total Return Portfolio, Series I                    83,705  11.480143      961       4.39%        1.55%       6.71%
  PIMCO Total Return Portfolio, Series K                   279,978  11.471803    3,212       4.39%        1.65%       6.60%
  PIMCO Total Return Portfolio, Series N                   233,496  11.459325    2,676       4.39%        1.80%       6.44%
  Scudder I International Portfolio                        522,292   6.119926    3,196       0.40%        1.40%     (31.82%)
  Scudder I International Portfolio B                      166,196   6.129472    1,019       0.00%        1.40%     (31.78%)
  Scudder I International Portfolio B, Series I             10,678   6.122784       65       0.00%        1.55%     (31.88%)
  Scudder I International Portfolio B, Series K            132,703   6.118329      812       0.00%        1.65%     (31.95%)
  Scudder I International Portfolio B, Series N             85,555   6.111659      523       0.00%        1.80%     (32.05%)
  First American FAIP Equity Income IA                   1,832,065  13.087368   23,977       0.00%        1.40%      (5.13%)

Annuitization units:
  Met Investors Lord Abbett Growth and Income              134,895  29.038104    3,918       0.92%        1.40%      (7.04%)
  Met Investors Lord Abbett Bond Debenture                  37,548  11.810071      443       8.06%        1.40%       2.34%
  Met Investors Lord Abbett Developing Growth                5,843   9.339157       55       0.00%        1.40%      (8.14%)
  Met Investors Lord Abbett Developing Growth, Series A      3,596   6.679929       24       0.00%        0.85%      (7.59%)
  Met Investors Lord Abbett Mid-Cap Value                    7,751  15.360337      119       0.47%        1.40%       6.58%
  Met Investors JP Morgan Quality Bond                      30,512  11.312809      345       4.73%        1.40%       5.56%
  Met Investors JP Morgan Small Cap Stock                    9,190  12.046843      111       0.17%        1.40%      (9.73%)
  Met Investors JP Morgan Small Cap Stock, Series A          2,525   6.220955       15       0.17%        0.85%      (9.22%)
  Met Investors JP Morgan Enhanced Index                    43,246  14.485455      626       0.82%        1.40%     (12.65%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2001    For the Year ended December 31, 2001
                                                       ---------------------------- -----------------------------------
                                                                 Unit    Net Assets  Investment     Expense     Total
                                                       Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                       ------ ---------- ---------- -------------   -------   ---------
Annuitization units, continued:
  Met Investors JP Morgan Select Equity                27,964 $13.286822    $372        0.48%        1.40%      (7.33%)
  Met Investors JP Morgan International Equity         12,465   8.885457     110        1.31%        1.40%     (21.44%)
  GACC Money Market Fund                               27,212  10.524240     287        0.00%        1.40%       2.59%
  Russell Multi-Style Fund                             12,520   9.537128     120        0.46%        1.40%     (15.41%)
  Russell Aggressive Equity Fund                        3,735   8.730620      33        0.11%        1.40%      (3.73%)
  Russell Non-US Fund                                   1,664   8.443071      14        0.57%        1.40%     (23.12%)
  Russell Core Bond Fund                               22,877  10.593419     243        5.91%        1.40%       5.91%
  Russell Real Estate Fund                                422  11.630014       5        5.18%        1.40%       6.33%
  AIM V.I. Premier Equity Fund                         10,230  10.797085     110        0.14%        1.40%     (13.69%)
  AIM V.I. Premier Equity Fund, Series A                5,306   6.809310      37        0.14%        0.85%     (13.27%)
  AIM V.I. Capital Appreciation Fund                    5,385   9.935090      54        0.00%        1.40%     (24.17%)
  AIM V.I. Capital Appreciation Fund, Series A          5,623   5.640708      31        0.00%        0.85%     (23.93%)
  AIM V.I. International Growth Fund                    5,736   5.687433      33        0.32%        1.40%     (24.40%)
  Alliance Premier Growth Portfolio                     3,907  11.361804      45        0.00%        1.40%     (18.37%)
  Alliance Bernstein Real Estate Investment Portfolio     565   9.062982       5        3.47%        1.40%       9.25%
  Goldman Sachs Growth & Income Fund                      814   7.708853       6        0.48%        1.40%     (10.57%)
  Goldman Sachs International Equity Fund               1,503   8.673871      13        1.28%        1.40%     (23.26%)
  Goldman Sachs Global Income Fund                        152  10.447674       2        5.30%        1.40%       3.67%
  MFS Research Series                                   1,840   9.637827      18        0.02%        1.40%     (22.35%)
  MFS Investors Trust Series                              366   9.203304       3        0.50%        1.40%     (17.13%)
  MFS Emerging Growth Series                              638  10.651329       6        0.00%        1.40%     (34.42%)
  MFS High Income Series                                  814   8.503900       6        7.75%        1.40%       0.65%
  MFS New Discovery Series                              3,299   7.742515      26        0.00%        1.40%      (6.36%)
  Oppenheimer Strategic Bond Fund                       2,133   9.567954      20        2.46%        1.40%       3.38%
  Putnam VT Growth and Income Fund                      3,726   9.992099      37        1.69%        1.40%      (7.48%)
  Putnam VT New Value Fund                                645  11.364246       7        0.85%        1.40%       2.16%
  Putnam VT Vista Fund                                  2,903   9.815415      28        0.00%        1.40%     (34.33%)
  Putnam VT International Growth Fund                     185  11.510360       2        0.36%        1.40%     (21.53%)
  Putnam VT International New Opportunities Fund        2,076   8.658613      18        0.00%        1.40%     (29.52%)
  Templeton Mutual Shares Securities Fund               2,083  10.994429      23        1.91%        1.40%       5.81%
  Franklin Large Cap Growth Securities Fund             1,899  12.251791      23        0.57%        1.40%     (12.50%)
  American Century VP Income & Growth Fund                458   7.724303       4        0.49%        1.40%      (9.60%)
  American Century VP Value Fund                          122  11.674864       1        0.71%        1.40%      11.34%
  Dreyfus VIF Capital Appreciation Portfolio            2,716   8.318632      23        1.01%        1.40%     (10.58%)
  INVESCO VIF-Dynamics Fund                               141   6.764704       1        0.00%        1.40%     (32.03%)
  INVESCO VIF-High Yield Fund                             453   6.946460       3       13.70%        1.40%     (16.07%)
  PIMCO Low Duration Portfolio                            303  10.659244       3        3.90%        1.40%       6.87%
  PIMCO StocksPLUS Growth & Income Portfolio            2,047   7.617120      16        4.50%        1.40%     (11.84%)
  PIMCO Total Return Portfolio                            681  10.795092       7        4.39%        1.40%       7.02%
  First American FAIP Equity Income IA                  4,759  13.069356      62        0.00%        1.40%      (5.13%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                      MetLife Investors Insurance Company
                               and Subsidiaries
           (Formerly Cova Financial Services Life Insurance Company)
                (a wholly owned subsidiary of Cova Corporation)
                       Consolidated Financial Statements
                       December 31, 2002, 2001, and 2000
                                      and
                         Independent Auditors' Report

      Independent Auditors' Report

      The Board of Directors
      MetLife Investors Insurance Company
      (Formerly Cova Financial Services Life Insurance Company)
      St. Louis, Missouri

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (Formerly Cova Financial Services Life Insurance Company) (a wholly owned subsidiary of Cova Corporation) (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1 to the consolidated financial statements, as of January 1, 2002, the Company changed its method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142.

      /s/  DELOITTE & TOUCHE LLP

      Tampa, Florida
      March 7, 2003

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
              (Formerly Cova Financial Services Life Insurance Company)
                   (a wholly owned subsidiary of Cova Corporation)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2002 AND 2001
               (Dollars in thousands, except share and per share data)

                                                                                                   2002       2001
                                                                                                ---------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $1,818,748 and $1,740,430,
   respectively)                                                                                $1,859,229 $1,771,018
 Equity securities, at fair value (cost: $1,178 and $1,178, respectively)                            1,178      2,424
 Mortgage loans on real estate                                                                     269,911    322,697
 Policy loans                                                                                       28,221     27,445
 Real estate joint ventures                                                                          4,427      3,441
 Other limited partnership interests                                                                 2,017      1,779
 Short-term investments                                                                            129,142      1,357
                                                                                                ---------- ----------
   Total investments                                                                             2,294,125  2,130,161
Cash and cash equivalents                                                                          232,773    179,231
Accrued investment income                                                                           25,488     25,176
Premiums and other receivables                                                                     681,421    296,411
Deferred policy acquisition costs                                                                  416,361    345,568
Current income taxes receivable                                                                          -        809
Deferred income taxes receivable                                                                         -      1,476
Other assets                                                                                        55,736     33,937
Separate account assets                                                                          2,876,807  2,845,218
                                                                                                ---------- ----------
   Total assets                                                                                 $6,582,711 $5,857,987
                                                                                                ========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                         $   87,078 $   69,493
 Policyholder account balances                                                                   3,080,448  2,445,659
 Other policyholder funds                                                                            6,357          -
 Short-term debt                                                                                         -      8,724
 Deferred income taxes payable                                                                      11,396          -
 Other liabilities                                                                                  36,674     33,466
 Separate account liabilities                                                                    2,876,807  2,845,218
                                                                                                ---------- ----------
   Total liabilities                                                                             6,098,760  5,402,560
                                                                                                ---------- ----------

Commitments and contingencies (Note 6)

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,466 shares issued and outstanding                                                           5,799      5,799
Additional paid-in capital                                                                         430,954    430,954
Retained earnings                                                                                   39,868     13,220
Accumulated other comprehensive income                                                               7,330      5,454
                                                                                                ---------- ----------
 Total stockholder's equity                                                                        483,951    455,427
                                                                                                ---------- ----------
 Total liabilities and stockholder's equity                                                     $6,582,711 $5,857,987
                                                                                                ========== ==========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
              (Formerly Cova Financial Services Life Insurance Company)
                   (a wholly owned subsidiary of Cova Corporation)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 and 2000
                               (Dollars in thousands)

                                                                                          2002     2001     2000
                                                                                        -------- -------- --------
REVENUES
Premiums                                                                                $ 22,630 $ 12,185 $  8,503
Universal life and investment-type product policy fees                                    45,743   45,354   42,427
Net investment income                                                                    163,724  173,872  168,847
Other revenues                                                                            40,878    2,978      889
Net investment gains (losses) (net of amounts allocable from deferred acquisition costs
  of $2,639, $2,775 and $(13,981), respectively)                                           8,357    1,367   (6,877)
                                                                                        -------- -------- --------
   Total revenues                                                                        281,332  235,756  213,789
                                                                                        -------- -------- --------

EXPENSES
Policyholder benefits and claims                                                          36,090   20,703   13,127
Interest credited to policyholder account balances                                       148,673  122,081  117,025
Other expenses (excludes amounts directly related to net investment gains (losses) of
  $2,639, $2,775 and $(13,981), respectively)                                             58,746   70,528   85,903
                                                                                        -------- -------- --------
   Total expenses                                                                        243,509  213,312  216,055
                                                                                        -------- -------- --------

Income (loss) before provision (benefit) for income taxes                                 37,823   22,444   (2,266)
Provision (benefit) for income taxes                                                      11,175    7,294     (336)
                                                                                        -------- -------- --------
Net income (loss)                                                                       $ 26,648 $ 15,150 $ (1,930)
                                                                                        ======== ======== ========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
              (Formerly Cova Financial Services Life Insurance Company)
                   (a wholly owned subsidiary of Cova Corporation)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 and 2000
                               (Dollars in thousands)

                                                                              Retained    Accumulated
                                                                 Additional   Earnings       Other
                                                          Common  Paid-in   (Accumulated Comprehensive
                                                          Stock   Capital     Deficit)      Income       Total
                                                          ------ ---------- ------------ ------------- --------
Balance at January 1, 2000                                $5,799  $290,954    $     -       $     -    $296,753
 Capital Contribution                                               55,000                               55,000
Comprehensive income:
 Net loss                                                                      (1,930)                   (1,930)
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                            7,091       7,091
                                                                                                       --------
 Comprehensive income                                                                                     5,161

                                                          -----------------------------------------------------
Balance at December 31, 2000                               5,799   345,954     (1,930)        7,091     356,914
 Capital contribution                                               85,000                               85,000
Comprehensive income:
 Net income                                                                    15,150                    15,150
 Other comprehensive losses:
   Unrealized investment losses, net of related offsets,
     reclassification adjustments and income taxes                                           (1,637)     (1,637)
                                                                                                       --------
 Comprehensive income                                                                                    13,513
                                                          -----------------------------------------------------
Balance at December 31, 2001                               5,799   430,954     13,220         5,454     455,427
Comprehensive income:
 Net income                                                                    26,648                    26,648
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                            1,876       1,876
                                                                                                       --------
 Comprehensive income                                                                                    28,524
                                                          -----------------------------------------------------
Balance at December 31, 2002                              $5,799  $430,954    $39,868       $ 7,330    $483,951
                                                          =====================================================

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
              (Formerly Cova Financial Services Life Insurance Company)
                   (a wholly owned subsidiary of Cova Corporation)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 and 2000
                               (Dollars in thousands)

                                                                                  2002        2001       2000
                                                                              -----------  ---------  ---------
Cash flows from operating activities
Net income (loss)                                                             $    26,648  $  15,150  $  (1,930)
 Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
   Depreciation and amortization expenses                                               -      1,771      1,866
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                              (7,178)   (14,059)   (18,557)
   (Gains) losses from sales of investments, net                                  (10,996)    (4,142)    20,858
   Interest credited to other policyholder account balances                       148,673    122,081    117,025
   Universal life and investment-type product policy fees                         (45,743)   (45,354)   (42,427)
   Change in accrued investment income                                               (312)     1,787     (1,971)
   Change in premiums and other receivables                                      (385,409)  (261,048)   306,620
   Change in deferred policy acquisition costs, net                               (69,941)   (52,936)     5,027
   Change in insurance-related liabilities                                         21,728      7,398      5,386
   Change in income taxes payable                                                  12,013      7,234         34
   Change in other liabilities                                                      5,418      1,279     (9,468)
 Other, net                                                                        28,477     42,781    (30,502)
                                                                              -----------  ---------  ---------
Net cash (used in) provided by operating activities                              (276,622)  (178,058)   351,961
                                                                              -----------  ---------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                             1,510,965    782,948    268,472
   Equity securities                                                                   98         37      9,000
   Mortgage loans on real estate                                                   54,358     42,673     22,456
   Real estate and real estate joint ventures                                         243        190     10,902
 Purchases of:
   Fixed maturities                                                            (1,580,423)  (854,418)  (431,493)
   Equity securities                                                                  (66)    (1,166)         -
   Mortgage loans on real estate                                                      (50)   (12,846)    (3,295)
   Real estate and real estate joint ventures                                      (1,050)    (3,620)    (2,850)
   Other limited partnership interests                                               (170)    (1,779)         -
 Net change in short-term investments                                            (127,785)     3,560     (4,917)
 Net change in policy loans                                                          (776)       629       (296)
 Net change in investment collateral                                                    -          -    (37,862)
 Other, net                                                                           (18)     3,501          -
                                                                              -----------  ---------  ---------
Net cash used in investing activities                                            (144,674) $ (40,291)  (169,883)
                                                                              -----------  ---------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                       959,984    631,955    416,742
   Withdrawals                                                                   (476,422)  (417,824)  (656,026)
 Net change in short-term debt                                                     (8,724)     8,724          -
 Capital contribution                                                                   -     85,000     55,000
                                                                              -----------  ---------  ---------
Net cash provided by (used in) financing activities                               474,838    307,855   (184,284)
                                                                              -----------  ---------  ---------
Change in cash and cash equivalents                                                53,542     89,506     (2,206)
Cash and cash equivalents, beginning of year                                      179,231     89,725     91,931
                                                                              -----------  ---------  ---------
Cash and cash equivalents, end of year                                        $   232,773  $ 179,231  $  89,725
                                                                              ===========  =========  =========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year for:
   Interest                                                                   $       249  $     171  $       -
                                                                              ===========  =========  =========
   Income taxes                                                               $      (603) $       -  $      69
                                                                              ===========  =========  =========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
              (Formerly Cova Financial Services Life Insurance Company)
                   (a wholly owned subsidiary of Cova Corporation)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors Insurance Company and subsidiaries ("MLIIC") (Formerly Cova Financial Services Life Insurance Company) (the "Company"), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation. Cova Corporation is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). MLIIC owns 100% of the outstanding shares of two subsidiaries, First MetLife Investors Insurance Company ("FMLIIC"), a New York domiciled life insurance company and MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. At December 31, 2002 Cova Corporation was sold from General American Life Insurance Company ("GALIC"), a wholly owned subsidiary of GenAmerica Financial Corporation ("Gen America"), to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Missouri State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Missouri Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $296,753 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $37,324 thousand was recorded as goodwill and was being amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below).

      The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest. The Company uses the cost method for minor interest investments and when it has virtually no influence over the partnership's operating and financial policies.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates, and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
      (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded assets.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, and expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of theses factors, the Company anticipates that investments returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs.

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interm deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $297,659 thousand in 2000 as a result of the acquisition of GenAmerica by Metropolitan Life.

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2002 is as follows:

                                          Value of  Deferred Policy
                                          Business    Acquisition
                                          Acquired       Cost        Total
                                          --------  --------------- --------
                                                (Dollars in thousands)
   Balance at January 1,                  $211,191     $134,377     $345,568
   Capitalizations                               -      103,213      103,213
                                          --------     --------     --------
       Total                               211,191      237,590      448,781
                                          --------     --------     --------
   Amortization allocated to:
     Net investment gains                        -        2,639        2,639
     Unrealized investment (losses) gains   (4,598)       9,700        5,102
     Other expenses                         22,994        1,685       24,679
                                          --------     --------     --------
       Total amortization                   18,396       14,024       32,420
                                          --------     --------     --------
   Balance at December 31,                $192,795     $223,566     $416,361
                                          ========     ========     ========

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2001 is as follows:

                                          Value of  Deferred Policy
                                          Business    Acquisition
                                          Acquired       Cost         Total
                                          --------  --------------- --------
                                                (Dollars in thousands)
   Balance at January 1,                  $227,060     $ 65,572     $292,632
   Capitalizations                               -       68,505       68,505
                                          --------     --------     --------
       Total                               227,060      134,077      361,137
                                          --------     --------     --------
   Amortization allocated to:
     Net investment gains                        -        2,775        2,775
     Unrealized investment (losses) gains   (8,662)       2,708       (5,954)
     Other expenses                         24,531       (5,783)      18,748
                                          --------     --------     --------
       Total amortization                   15,869         (300)      15,569
                                          --------     --------     --------
   Balance at December 31,                $211,191     $134,377     $345,568
                                          ========     ========     ========

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2000 is as follows:

                                     Value of  Deferred Policy
                                     Business    Acquisition
                                     Acquired       Cost         Total
                                     --------  --------------- --------
                                           (Dollars in thousands)
       Balance at January 1,         $297,659      $     -     $297,659
       Capitalizations                      -       67,197       67,197
                                     --------      -------     --------
           Total                      297,659       67,197      364,856
                                     --------      -------     --------
       Amortization allocated to:
         Net investment losses        (13,981)           -      (13,981)
         Unrealized investment gains   30,208            -       30,208
         Other expenses                54,372        1,625       55,997
                                     --------      -------     --------
           Total amortization          70,599        1,625       72,224
                                     --------      -------     --------
       Balance at December 31,       $227,060      $65,572     $292,632
                                     ========      =======     ========

      The estimated future amortization expense for value of business acquired is $15,453 thousand in 2003, $14,168 thousand in 2004, $15,545 thousand in 2005, $16,357 thousand in 2006 and $16,624 thousand in 2007.

      Amortization of VOBA and deferred policy acquisition costs is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of VOBA and deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over 20 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                         Years ended December 31,
                                         ------------------------
                                          2002     2001     2000
                                         ------- -------  -------
                                          (Dollars in thousands)
              Net balance at January 1   $33,592 $35,458  $37,324
              Amortization                     -  (1,866)  (1,866)
                                         ------- -------  -------
              Net balance at December 31 $33,592 $33,592  $35,458
                                         ======= =======  =======

      Accumulated amortization from goodwill was as follows at:

                                              December 31,
                                              -------------
                                               2002   2001
                                              ------ ------
                                               (Dollars in
                                               thousands)
                     Accumulated Amortization $3,732 $3,732
                                              ====== ======

      Future Policy Benefits and Policyholder Account Balances

      Future policy benefit liabilities for traditional annuities are equal to accumulated contract holder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%.

      Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

      The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 13%, less expenses, mortality charges, and withdrawals.

      Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

      Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

      Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

      Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate charges and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 58%, 72% and 72% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2002, 2001 and 2000, respectively.

      All policy reserves are established as the present value of estimated future policy benefits, such present value is based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include interest income from a financing agreement, asset management and advisory fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company will file a consolidated federal income tax return with FMLIIC and MLIICCA. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Application of Accounting Pronouncements

      In January 2003, the Financial Accounting Standards Board ("FASB") issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The initial application of this standard is not expected to have a material impact on the Company's consolidated financial statements.

      In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary,

      Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill and other intangible assets was $1,866 thousand for both the years ended December 31, 2001 and 2000. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

      Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

      Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

      Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and
      (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                        Cost or   Gross Unrealized
                                       Amortized  ---------------  Estimated
                                         Cost      Gain     Loss   Fair Value
                                       ---------- -------  ------- ----------
                                              (Dollars in thousands)
   Fixed maturities:
     Bonds:
       U.S. corporate securities       $  857,262 $54,254  $14,794 $  896,722
       Mortgage-backed securities         206,222   5,126        1    211,347
       Foreign corporate securities       149,019   8,276      392    156,903
       U.S. treasuries/agencies           468,065   1,766       69    469,762
       Asset-backed securities            129,419   3,492   16,100    116,811
       Foreign government securities        8,735     149    1,226      7,658
       Other fixed income assets               26       -        -         26
                                       ---------- -------  ------- ----------
       Total fixed maturities          $1,818,748 $73,063  $32,582 $1,859,229
                                       ========== =======  ======= ==========
   Equity securities:
     Common stocks                     $    1,178 $     -  $     - $    1,178
                                       ========== =======  ======= ==========

      Fixed maturities and equity securities at December 31, 2001 were as follows:

                                        Cost or   Gross Unrealized
                                       Amortized  ---------------  Estimated
                                         Cost      Gain     Loss   Fair Value
                                       ---------- -------  ------- ----------
                                              (Dollars in thousands)
   Fixed maturities:
     Bonds:
       U.S. corporate securities       $  743,169 $21,113  $   684 $  763,598
       Mortgage-backed securities         466,365  10,574    6,222    470,717
       Foreign corporate securities       133,107   5,314    4,318    134,103
       U.S. treasuries/agencies           101,496   2,173      247    103,422
       Asset-backed securities            289,038  10,409    7,902    291,545
       Foreign government securities        7,255     406       28      7,633
                                       ---------- -------  ------- ----------
       Total fixed maturities          $1,740,430 $49,989  $19,401 $1,771,018
                                       ========== =======  ======= ==========
   Equity Securities:
     Common stocks                     $    1,178 $ 1,246  $     - $    2,424
                                       ========== =======  ======= ==========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $144,473 thousand and $112,776 thousand at December 31, 2002 and 2001, respectively. The Company did not have any non-income producing fixed maturities.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date, are shown below:

                                                    Cost or
                                                   Amortized   Estimated
                                                     Cost      Fair Value
                                                   ----------  ----------
                                                   (Dollars in thousands)
       Due in one year or less                     $  136,257  $  139,051
       Due after one year through five years          943,172     968,875
       Due after five years through ten years         269,416     290,864
       Due after ten years                            134,262     132,281
                                                   ----------  ----------
           Subtotal                                 1,483,107   1,531,071
       Mortgage-backed and asset-backed securities    335,641     328,158
                                                   ----------  ----------
           Total fixed maturities                  $1,818,748  $1,859,229
                                                   ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of securities classified as available-for-sale were as follows:

                                       Years ended December 31,
                                      ---------------------------
                                         2002      2001    2000
                                      ---------- -------- -------
                                        (Dollars in thousands)
              Proceeds                $1,033,134 $328,351 $83,987
              Gross investment gains      36,165   16,128   1,333
              Gross investment losses     12,894    5,448   5,636

      Gross investment losses above exclude writedowns recorded during 2002, 2001 and 2000 for other than temporarily impaired available-for-sale securities of $13,050 thousand, $4,536 thousand and $15,172 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $7,756 thousand and $6,876 thousand at December 31, 2002 and 2001, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                             ----------------------
                                               2002        2001
                                              --------    --------
                                             (Dollars in thousands)
                  Commercial mortgage loans  $270,971    $325,069
                  Less: Valuation allowances    1,060       2,372
                                              --------    --------
                    Mortgage loans           $269,911    $322,697
                                              ========    ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 16%, 12% and 10% of the properties were located in California, Texas and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                                        Years ended
                                                       December 31,
                                                      ----------------------
                                                        2002        2001
                                                        -------     ------
                                                      (Dollars in thousands)
           Balance at January 1                       $ 2,372      $    -
           Additions (release) of allowance              (184)      2,372
           Deductions for writedowns and dispositions  (1,128)          -
                                                        -------     ------
           Balance at December 31                     $ 1,060      $2,372
                                                        =======     ======

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                          December 31,
                                                          ----------------------
                                                           2002        2001
                                                            ------      ------
                                                          (Dollars in thousands)
        Impaired mortgage loans with valuation allowances $5,769      $9,529
        Less: Valuation allowances on impaired mortgages   1,060       2,372
                                                            ------      ------
          Impaired mortgage loans                         $4,709      $7,157
                                                            ======      ======

      The average investment in impaired mortgage loans on real estate was $6,729 thousand, $3,694 thousand and $1,381 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. Interest income on impaired mortgage loans was $527 thousand and $799 thousand for the years ended December 31, 2002, and 2001, respectively. There was no interest income on impaired mortgage loans for 2000.

      Real Estate Joint Ventures

      All of the real estate joint ventures consisted of office buildings for the years ended December 31, 2002 and 2001. The Company's real estate holdings are located primarily in Illinois.

      Net Investment Income

      The components of net investment income were as follows:

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2002      2001      2000
                                                  --------  --------  --------
                                                     (Dollars in thousands)
Fixed maturities                                  $131,747  $135,722  $133,122
Equity securities                                        -         -       136
Mortgage loans on real estate                       25,619    28,777    30,144
Real estate joint ventures                             169       174       290
Policy loans                                         2,178     2,092     2,160
Other limited partnership interests                     68        12         -
Cash, cash equivalents and short-term investments    4,350     6,818     4,735
Other                                                   27       886       314
                                                  --------  --------  --------
  Total                                            164,158   174,481   170,901
Less: Investment expenses                             (434)     (609)   (2,054)
                                                  --------  --------  --------
  Net investment income                           $163,724  $173,872  $168,847
                                                  ========  ========  ========

      Net Investment Gains (Losses)

      Net investment gains (losses), including valuation allowances, were as follows:

                                                     Years ended December 31,
                                                    --------------------------
                                                      2002     2001     2000
                                                    -------  -------  --------
                                                      (Dollars in thousands)
Fixed maturities                                    $10,189  $ 6,107  $(19,476)
Equity securities                                        32       37         -
Mortgage loans on real estate                           782   (2,240)        -
Real estate joint ventures                                9       11    (1,369)
Other                                                   (16)     227       (13)
                                                    -------  -------  --------
  Total                                              10,996    4,142   (20,858)
Amounts allocable to deferred policy acquisition
  costs and value of business acquired               (2,639)  (2,775)   13,981
                                                    -------  -------  --------
    Net investment gains (losses)                   $ 8,357  $ 1,367  $ (6,877)
                                                    =======  =======  ========

      Investment gains and losses have been reduced by deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

      Net Unrealized Investment Gains

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                     Years ended December 31,
                                                   ----------------------------
                                                     2002      2001      2000
                                                   --------  --------  --------
                                                      (Dollars in thousands)
Fixed maturities                                   $ 40,481  $ 30,588  $ 41,117
Equity securities                                         -     1,246         -
Other invested assets                                   152       152         -
                                                   --------  --------  --------
    Total                                            40,633    31,986    41,117
                                                   --------  --------  --------
Amounts allocable to:
  Deferred acquisition costs and value of business
    acquired                                        (29,356)  (24,254)  (30,208)
  Deferred income taxes                              (3,947)   (2,278)   (3,818)
                                                   --------  --------  --------
    Total                                           (33,303)  (26,532)  (34,026)
                                                   --------  --------  --------
      Net unrealized investment gains              $  7,330  $  5,454  $  7,091
                                                   ========  ========  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                      Years ended December 31,
                                                     --------------------------
                                                       2002     2001     2000
                                                     -------  -------  --------
                                                       (Dollars in thousands)
Balance at January 1                                 $ 5,454  $ 7,091  $      -
Unrealized investment gains (losses) during the year   8,647   (9,131)   41,117
Unrealized investment (losses) gains relating to:
  Deferred acquisition costs and value of business
    acquired                                          (5,102)   5,954   (30,208)
Deferred income taxes                                 (1,669)   1,540    (3,818)
                                                     -------  -------  --------
Balance at December 31                               $ 7,330  $ 5,454  $  7,091
                                                     =======  =======  ========
Net change in unrealized investment gains (losses)   $ 1,876  $(1,637) $  7,091

3.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2002               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $1,859,229  $1,859,229
               Equity securities                  1,178       1,178
               Mortgage loans on real estate    269,911     305,240
               Policy loans                      28,221      28,221
               Short-term investments           129,142     129,142
               Cash and cash equivalents        232,773     232,773
             Liabilities:
               Policyholder account balances  3,080,448   2,896,714

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2001               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $1,771,018  $1,771,018
               Equity Securities                  2,424       2,424
               Mortgage loans on real estate    322,697     338,000
               Policy loans                      27,445      27,445
               Short-term investments             1,357       1,357
               Cash and cash equivalents        179,231     179,231
             Liabilities:
               Policyholder account balances  2,445,659   2,254,728
               Short-term debt                    8,724       8,724

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities and Equity Securities

            The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         Short-term Debt

            The fair market values of short-term debt are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

4.  SEPARATE ACCOUNTS

      Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $2,876,807 thousand and $2,845,218 thousand at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $45,743 thousand, $45,354 thousand and $42,427 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk.

5.  DEBT

      The Company did not have any debt outstanding at December 31, 2002. The Company had borrowings related to dollar repurchase agreements in the amount of $8,724 thousand, recorded as short-term debt, with an interest rate of 6.50% and maturity of 30 days at December 31, 2001.

      Interest expense related to the Company's indebtedness was $171 thousand for the year ended December 31, 2001.

6.  COMMITMENTS AND CONTINGENCIES

      There are no pending legal proceedings, which are beyond the ordinary course of business which could have a material financial effect on the Company.

7.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                               Years Ended December 31,
                                               ---------------------
                                                 2002      2001   2000
                                               -------    ------ -----
                                               (Dollars in thousands)
          Current:
            Federal                            $   232    $    1 $  68
            State                                  (29)        -     -
          Deferred:
            Federal                             10,972     7,293  (404)
                                               -------    ------ -----
          Provision (benefit) for income taxes $11,175    $7,294 $(336)
                                               =======    ====== =====

      Income tax expense (benefit) attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2002     2001     2000
                                                  -------  -------  -------
                                                    (Dollars in thousands)
   Tax provision (benefit) at U.S. statutory rate $13,238  $ 7,855  $  (793)
   Tax effect of:
     Tax exempt investment income                  (2,010)  (1,223)       -
     Goodwill amortization                              -      653      653
     Return to provision adjustment                     -        -    1,951
     Valuation allowance                                -        -   (2,330)
     State tax net of federal benefit                 (30)       -       68
     Other, net                                       (23)       9      115
                                                  -------  -------  -------
     Provision (benefit) for income taxes         $11,175  $ 7,294  $  (336)
                                                  =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                    ----------------------
                                                      2002        2001
                                                     --------    --------
                                                    (Dollars in thousands)
          Deferred income tax assets:
          Reserve for future policy benefits        $ 60,834    $ 44,815
          Tax basis of intangible assets purchased     5,193       6,299
          Investments                                    567      14,811
          Loss and credit carryforwards               53,158      45,760
                                                     --------    --------
                                                     119,752     111,685
            Less: valuation allowance                    666         666
                                                     --------    --------
                                                     119,086     111,019
                                                     --------    --------
          Deferred income tax liabilities:
          Deferred policy acquisition costs          124,607     106,311
          Net unrealized investments gains             3,947       2,278
          Other, net                                   1,928         954
                                                     --------    --------
                                                     130,482     109,543
                                                     --------    --------
          Net deferred income tax (liability) asset $(11,396)   $  1,476
                                                     ========    ========

      The Company has net operating loss carryforwards of $123,100 thousand at December 31, 2002 which will expire between 2013 and 2017. The Company also has capital loss carryforwards of $28,800 thousand at December 31, 2002 which will expire in 2005 and 2006. The loss carryforwards are expected to be utilized during the period allowed.

      The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

      On June 1, 1995, GALIC formed Cova Corporation and purchased MLIIC, then known as Xerox Financial Services Life Insurance Company ("XFSLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation. XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

      The Company has been audited by the Internal Revenue Service for the years through and including 1996. The Company is being audited for the years 1997 through 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. The Company is party to a written tax sharing agreement.

8.  REINSURANCE

      Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued, on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no impact on the Company's financial statements resulting from this transaction.

      Effective April 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity ("VA") contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company LTD., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company recognized ceded reserves of $604 thousand and $29 thousand at December 31, 2002, and 2001, respectively. The Company recognized operating income of approximately $224 thousand and $119 thousand from this transaction in 2002 and 2001, respectively.

      Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $180,312 thousand, $212,622 thousand and $230,000 thousand at December 31, 2002, 2001, and 2000, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

      On June 1, 1995, when Cova Corporation purchased XFSLIC from XFSI, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

      On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $1,100 thousand related to the recapture.

      The Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     Years ended December 31,
                                                     ------------------------
                                                       2002     2001    2000
                                                     -------  -------  ------
                                                      (Dollars in thousands)
  Direct premiums                                    $23,413  $14,171  $9,336
  Reinsurance ceded                                     (783)  (1,986)   (833)
                                                     -------  -------  ------
  Net premiums                                       $22,630  $12,185  $8,503
                                                     =======  =======  ======
  Reinsurance recoveries netted against policyholder
    benefits                                         $   730  $ 1,031  $   80
                                                     =======  =======  ======

      Reinsurance recoverables, included in premiums and other receivables, were $9,900 thousand at both December 31, 2002 and 2001.

9.  RELATED-PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2002 and 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2002 and 2001 by the Company, recorded in other expenses were $48,388 and $36,732 thousand, respectively.

      Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies are COVA Life Management Company ("CLMC"), which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice and COVA Life Administration Service Company which provided underwriting, policy issuance, claims and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 by the Company were $35,550 thousand.

      At December 31, 2002, amounts due to/from affiliates of approximately $4,485 thousand relate primarily to Metropolitan Life and MLIG. At December 31, 2001, amounts due to/from affiliates of approximately $30,895 thousand relate primarily to CLMC, Metropolitan Life and MLIG.

      Since the Company is a member of a controlled group of affiliated companies it's results may not be indicative of those of a stand alone entity.

      The Company had no capital contribution in 2002. In 2001 and 2000, the Company received a cash capital contribution of $85,000 thousand and $55,000, respectively, from Cova Corporation.

      On September 10, 2002, Metlife Investors Insurance Company's Board of Directors approved an Agreement and Plan of Merger ("Agreement") providing for the merger of MLIICCA with and into Metlife Investors Insurance Company, with Metlife Investors Insurance Company being the surviving corporation of the merger. Metlife Investors Insurance Company is pursuing the certificate of authority and authorizations from the California Department of Insurance to offer variable annuities and variable life insurance products in the state of California. Upon receipt of these approvals, the Agreement will be presented to Cova Corporation, as sole shareholder of MLIIC, for approval.

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                         Years ended December 31,
                                                      -----------------------------
                                                         2002      2001      2000
                                                      ---------  --------  --------
                                                          (Dollars in thousands)
Compensation                                          $     254  $  4,920  $ 15,591
Commissions                                              82,078    61,685    48,917
Interest and debt issue costs                               249       171         -
Amortization of policy acquisition costs (excludes
  amortization of $2,639, $2,775 and $(13,981),
  respectively, related to investment gains (losses))    24,679    18,748    55,997
Capitalization of policy acquisition costs             (103,213)  (68,505)  (67,197)
Rent, net of sublease income                                474     4,537     5,641
Other                                                    54,225    48,972    26,954
                                                      ---------  --------  --------
  Total other expenses                                $  58,746  $ 70,528  $ 85,903
                                                      =========  ========  ========

11. STOCKHOLDER'S EQUITY

      Dividend Restrictions

      Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in unassigned funds. As such, no dividends are permissible in 2003 without prior approval of the insurance commissioner.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized. Statutory net losses of the Company, as filed with the Department, was $9,653 thousand, $620 thousand and $51,458 thousand for the years ended December 31, 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $151,006 thousand and $158,648 thousand at December 31, 2002 and 2001, respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001.
      However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's statutory capital and surplus by approximately $5,089 thousand as of January 1, 2001 which primarily relates to accounting principles regarding income taxes.
      Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

12. OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2002      2001      2000
                                                   --------  --------  --------
                                                      (Dollars in thousands)
Holding gains on investments arising during the
  year                                             $ 26,886  $ 11,634  $ 61,666
Income tax effect of holding gains or losses        (12,660)   (5,640)  (21,582)
Reclassification adjustments:
   Recognized holding gains included in current
     year income                                    (11,802)   (6,693)   (1,825)
   Amortization of premiums and accretion of and
     discounts associated with investments           (6,437)  (14,072)  (18,724)
   Recognized holding gains (losses) allocated to
     other policyholder amounts                       2,639     2,775   (13,981)
   Income tax effect                                  7,346     8,722    12,085
Allocation of holding (gains) losses on
  investments relating to other policyholder
  amounts                                            (7,741)    3,178   (16,227)
Income tax effect of allocation of holding gains
  or losses to other policyholder amounts             3,645    (1,541)    5,679
                                                   --------  --------  --------
Other comprehensive income (loss)                  $  1,876  $ (1,637) $  7,091
                                                   ========  ========  ========

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2002.

3.   Statement of Operations for the year ended December 31, 2002.

4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.

5.   Notes to Financial Statements - December 31, 2002 and 2001.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Consolidated Balance Sheets as of December 31, 2002 and 2001.

3. Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

6.   Notes to Consolidated Financial Statements - December 31, 2002, 2001 and
     2000.

b.         Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.+++

          (ii) Enhanced Dollar Cost Averaging Rider+++

          (iii)  Three Month Market Entry Rider+++

          (iv)   Death Benefit Rider - (Compounded-Plus)+++

          (v)    Death Benefit Rider - (Annual Step-Up)+++

          (vi)   Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

          (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)+++

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

          (ix)   Terminal Illness Rider+++

          (x)    Individual Retirement Annuity Endorsement+++

          (xi)   Roth Individual Retirement Annuity Endorsement+++

          (xii)  401 Plan Endorsement+++

          (xiii) Tax Sheltered Annuity Endorsement+++

          (xiv)  Unisex Annuity Rates Rider+++

     5.   Variable Annuity Application.+++

     6.   (i)  Copy of Articles of Incorporation of the Company.#

          (ii) Copy of the Bylaws of the Company.#

     7. (i) Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance Company.

          (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd.

     8. (i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors,
                 Inc.+

          (iii)Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

          (iv) Form of Fund Participation Agreement - Dreyfus***

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (vii)Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

          (viii)Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (xii)Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (xiv)Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xvi)Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.*

          (xvii)Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust

          (xviii) Form of Amendment to Participation Agreement between MetLife
               Investors Insurance Company and Met Investors Series Trust

     9.   Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.**

     13.  Calculation of Performance Information

     14.  Company Organizational Chart.

     * incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-52001) as electronically filed on April 29, 1998.

     ** incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     **** incorporated by reference to Registrant's Post-Effective Amendment No.
          3 (File Nos. 333-54358 and 811-5200) electronically filed on May 1, 2002.

     + incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     ++ incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 4,900 qualified contract owners and 4,447 non- qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust MetLife Investors USA Separate Account A MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2003.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL        Chief Executive Officer, President            4-25-03
----------------------------- and Director                                  --------
Michael K. Farrell                                                           Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial  4-25-03
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director                                      4-25-03
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                      4-25-03
----------------------------                                                --------
Michael R. Fanning                                                           Date

                              Director                                      4-25-03
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

                              Director                                      4-25-03
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE*          Director                                     4-25-03
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director                                      4-25-03
----------------------------                                                --------
Richard C. Pearson                                                           Date

                              Director                                      4-25-03
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact


                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                               Michael K. Farrell
                        Chairman of the Board, President
                           and Chief Executive Officer

     KNOW ALL MEN BY THESE PRESENTS, that I, Chairman of the Board, President and Chief Executive Officer of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael K. Farrell
                                             -----------------------------
                                             Michael K. Farrell

                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                                James P. Bossert
               Executive Vice President, Chief Financial Officer,
                    Principal Accounting Officer and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Chief Financial Officer, Principal Accounting Officer and Director of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ James P. Bosert
                                             -----------------------------
                                             James P. Bossert

                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                                 Susan A. Buffum
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Susan A. Buffum
                                             -----------------------------
                                             Susan A. Buffum

                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                               Michael R. Fanning
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael R. Fanning
                                             -----------------------------
                                             Michael R. Fanning

                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                                Hugh C. McHaffie
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 31st day of December, 2002.

                                             /s/ Hugh C. McHaffie
                                             -----------------------------
                                             Hugh C. McHaffie

                       METLIFE INVESTORS INSURANCE COMPANY

                                Power of Attorney

                               Richard C. Pearson
                       Executive Vice President, Secretary
                                  and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Secretary and Director of MetLife Investors Insurance Company, a Missouri company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Gina C. Sandonato and Marie
C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, COVA Variable Annuity Account Four, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of December, 2002.

                                             /s/ Richard C. Pearson
                                             -----------------------------
                                             Richard C. Pearson

                                INDEX TO EXHIBITS

EX-99.B7. (i)       Reinsurance Agreement between MetLife Investors Insurance
                    Company and Metropolitan Life Insurance Company.

EX-99.B7. (ii)      Automatic Reinsurance Agreement between MetLife Investors
                    Insurance Company and Exeter Reassurance Company, Ltd.

EX-99.B8(xvii)      Participation Agreement Among Met Investors Series Trust,
                    Met Investors Advisory Corp., MetLife Investors Distribution
                    Company and MetLife Investors Insurance Company of
                    California

EX-99.B8(xviii)     First Amendment to Participation Agreement Among Met
                    Investors Series Trust, Met Investors Advisory Corp.,
                    MetLife Investors Distribution Company and MetLife Investors
                    Insurance Company of California

EX-99.B9.           Consent of Counsel

EX-99.B10.          Consents of Independent Auditors

EX-99.B.14          Company Organizational Chart.